   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 28, 2012

                                                             FILE NO. 333-101943

                                                                       811-09295

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

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                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

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PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 21                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 411                                                           /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                   LISA PROCH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

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                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

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It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on December 28, 2012, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The Prospectus and Statement of Additional Information are incorporated in Part A of this Post-Effective Amendment No. 21, by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (File No. 333-101943), as filed on April 23, 2012.

A Supplement to the Prospectus, dated December 28, 2012, is included in Part A of this Post-Effective Amendment.

                                     PART A

                       SUPPLEMENT DATED DECEMBER 28 2012


                         ENHANCED SURRENDER VALUE OFFER
        FOR ELIGIBLE CONTRACTS WITH THE LIFETIME INCOME BUILDER II RIDER


For a limited time, the Company will make an Enhanced Surrender Value Offer to Eligible Contract Owners who have the Lifetime Income Builder II optional guaranteed minimum withdrawal benefit rider. The Lifetime Income Benefit II rider is a guaranteed benefit rider designed to help protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value. For additional information please review the Lifetime Income Builder II rider disclosure in your prospectus.



If you are eligible for the Enhanced Surrender Value Offer, the Company will notify you in writing. IF YOU ACCEPT THE ENHANCED SURRENDER VALUE OFFER, YOU WILL FULLY SURRENDER AND TERMINATE YOUR CONTRACT AND ALL RIDERS AND BENEFITS, INCLUDING THE LIFETIME INCOME BUILDER II RIDER AND OTHER GUARANTEED LIVING OR DEATH BENEFITS. In return, we will pay you the Enhanced Surrender Value, which may be an additional, enhanced amount above the Contract's current Surrender Value.



YOU ARE NOT REQUIRED TO ACCEPT THE ENHANCED SURRENDER VALUE OFFER. If you do not accept, you do not need to take any action, and your contract and riders benefits will continue. You are encouraged to discuss this offer with your Registered Representative, tax adviser and/or your financial adviser to determine if this offer is suitable for your particular circumstances and needs. THIS ENHANCED SURRENDER VALUE OFFER IS NOT INTENDED FOR ALL CONTRACT OWNERS AND IN CERTAIN CIRCUMSTANCES MAY NOT BE IN YOUR BEST INTEREST.


We are making this offer because high market volatility, declines in the equity markets and the low interest rate environment make continuing to provide the Lifetime Income Builder II rider costly to us. We believe this Enhanced Surrender Value Offer can be mutually beneficial to both us and Contract Owners who no longer need or want the variable annuity Contract and Lifetime Income Benefit II rider. If you accept this offer, we would gain a financial benefit because we would no longer incur the cost of maintaining expensive reserves for the guarantees offered in the Contract and rider(s). You would benefit because you would receive an increase in your Contract's Surrender Value and your fees would cease.

WHO IS ELIGIBLE TO PARTICIPATE IN THE ENHANCED SURRENDER VALUE OFFER?

The Enhanced Surrender Value Offer is available to Contract Owners who meet ALL of the following qualifications; we refer to Contract Owners that meet all of these qualifications as "Eligible Contract Owners":

- You must own one or more of the following series of contracts from Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company as of the date you accept the Enhanced Surrender Value Offer:

       -   The Director M

       -   The Director M Access

       -   The Director M Edge

       -   The Director M Plus

       -   The Director M Outlook

       -   Hartford Leaders Series III

       -   Hartford Leaders Access Series III

       -   Hartford Leaders Edge Series III

       -   Hartford Leaders Plus Series III

       -   Hartford Leaders Outlook Series III

- You must have elected and currently maintain the Hartford's Lifetime Income Builder II rider.

- You must not have elected the optional death benefits Maximum Anniversary Value or Maximum Anniversary Value Plus.

- You must not have reached your Annuity Commencement Date or annuitized your Contract.

- You must not be receiving Lifetime Benefit Payments under the Lifetime Income Builder II where your Contract Value has been reduced to below our minimum Contract Value.

- You must not have submitted additional premium payments after the date of this supplement unless the payment was made under our InvestEase Program.

- Your state must have approved the Enhanced Surrender Value Offer contract rider.

-   You must be a customer of a Financial Intermediary.

- We must receive a signed acknowledgement and full surrender request at our Administrative Offices accepting the Enhanced Surrender Value Offer before the expiration of the Enhanced Surrender Value Offer. We refer to the receipt of BOTH the signed acknowledgement and full surrender request at our Administrative Offices as "In Good Order." If there is a Joint Contract Owner, both Owners must sign both forms. IF WE DO NOT RECEIVE A COMPLETE ACKNOWLEDGEMENT FORM WITH YOUR FULL SURRENDER REQUEST WE WILL PROCESS THE FULL SURRENDER BUT YOU WILL NOT RECEIVE THE ENHANCED SURRENDER VALUE.



YOU MAY CALL US AT 1-800-501-8126 TO CONFIRM WHETHER OR NOT YOU ARE AN ELIGIBLE CONTRACT OWNER.


HOW IS THE ENHANCED SURRENDER VALUE DETERMINED?

If you are an Eligible Contract Owner and you have accepted the Enhanced Surrender Value Offer, you will Surrender your Contract, Lifetime Income Builder II rider and any other rider associated with your Contract and they will terminate. We will pay you the Enhanced Surrender Value amount which is the greater of:

    (a) Contract Value on the full Surrender date. Any applicable fees upon Surrender will be waived; or


    (b) Contract Value on the full Surrender date plus 20% of Payment Base subject to a cap of 90% of Payment Base. Any applicable fees upon Surrender will be waived.



We will determine your Payment Base as of the date of this supplement. The Payment Base will be locked-in as of this date and will not change. The cap will only be adjusted for any partial Surrenders taken prior to our receipt of your signed acknowledgement and full Surrender request. No automatic Payment Base increases will apply during this period if you accept this offer. We will calculate your Enhanced Surrender Value as of the Valuation Date after receipt of your properly completed acknowledgement and full Surrender request and any other administrative forms required. If you own a Plus contract, and accept the offer, we will not recapture any Premium Enhancement. Please see Examples 1-3 below for an illustration of the Enhanced Surrender Value amount calculation.



YOU MAY CALL US AT 1-800-501-8126 TO DETERMINE YOUR CURRENT ENHANCED SURRENDER VALUE. YOUR SURRENDER VALUE USED IN COMPUTING THIS AMOUNT FLUCTUATES ON A DAILY BASIS AND YOUR ENHANCED SURRENDER VALUE MAY BE DIFFERENT ON THE DATE OF SURRENDER.


HOW DOES THE ENHANCED SURRENDER VALUE OFFER WORK?


- WE MUST RECEIVE YOUR SIGNED ACKNOWLEDGEMENT AND FULL SURRENDER REQUEST IN GOOD ORDER AT OUR ADMINISTRATIVE OFFICES TO ACCEPT THE ENHANCED SURRENDER VALUE OFFER.



- The full surrender request form is an administrative form that provides your contract information to us such as the account number and needs to be signed by you and/or a joint owner. The acknowledgement form is an administrative form that requires that you and/or a joint contract owner acknowledge that you understand that your contract and riders benefits will terminate. IF WE DO NOT RECEIVE BOTH FORMS IN GOOD ORDER, YOU WILL NOT RECEIVE THE ENHANCED SURRENDER VALUE.


- Acceptance of the Enhanced Surrender Value Offer will constitute a full Surrender of your Contract and all riders. You may Surrender more than one Contract, if eligible. Partial Surrenders will not be permitted. You can only accept this offer in its entirety. If we do not receive your acceptance before the offer expires, we will consider you to have rejected this offer.

-   No payments will be made to you except for the Enhanced Surrender Value.

- No Contingent Deferred Sales Charges, rider charges or any other fees will apply to amounts Surrendered.


- After we receive your signed acknowledgement and full surrender request In Good Order at our Administrative Offices, we will calculate your Enhanced Surrender Value Offer amount. We will terminate your Contract and all riders, issue your Enhanced Surrender Value Offer rider, and pay you the Enhanced Surrender Value amount.


-   You must return your existing Contract to us (unless lost or destroyed).

-   You cannot reinstate your Contract after it is terminated.

WHAT OTHER THINGS MIGHT BE CONSIDERED?

- WE CANNOT RECOMMEND WHETHER OR NOT THE ENHANCED SURRENDER VALUE OFFER IS THE RIGHT CHOICE FOR YOU. PLEASE DISCUSS THE MERITS OF THIS ENHANCED SURRENDER VALUE OFFER WITH YOUR REGISTERED REPRESENTATIVE TO BE SURE THAT THE ENHANCED SURRENDER VALUE OFFER IS SUITABLE FOR YOU BASED ON YOUR PARTICULAR CIRCUMSTANCES.


- You and your Registered Representative, tax adviser and/or financial adviser must consider whether accepting the Enhanced Surrender Value Offer amount is appropriate for you versus maintaining your Contract, Death Benefit protection, tax deferral, ability to receive lifetime annuity payments based on guaranteed annuity purchase rates, guaranteed lifetime income and Death Benefit protection provided under the Lifetime Income Builder II rider, and any benefits provided under other riders you may own. There is no compensation paid to the Registered Representative or Financial Intermediary if you participate in this program.


- A full Surrender of your Contract may be taxable to you. You are urged to review this offer with your tax adviser regarding the tax consequences of liquidating your Contract and the tax treatment of the Enhanced Surrender Value Offer amount. A 10% tax penalty also may apply if you Surrender before age 59 1/2. Please carefully review the Tax Considerations section of the prospectus for additional information.

- In your evaluation of the Enhanced Surrender Value Offer, you should consult with your Registered Representative, your tax adviser, financial adviser and potentially any beneficiaries named in the Contract to determine whether you still need or may need the guaranteed lifetime income provided by the Lifetime Income Benefit II rider and/or the Death Benefit provided by your Contract.

- YOUR ENHANCED SURRENDER VALUE AMOUNT MAY BE EQUAL TO -- OR NOT SIGNIFICANTLY DIFFERENT FROM -- YOUR EXISTING SURRENDER VALUE, WHICH MEANS YOU MAY BE SURRENDERING YOUR CONTRACT AND RIDER(S) WITHOUT ANY ADDITIONAL BENEFIT TO YOU.


- If you plan on using the Enhanced Surrender Value to purchase a new annuity contract, you should compare both contracts carefully. There may be a new surrender charge period on the new contract, charges may be higher, and benefits may be different.


- IF YOU ACCEPT THE ENHANCED SURRENDER VALUE OFFER, YOU WILL RECEIVE THE ENHANCED SURRENDER VALUE OFFER AMOUNT WHICH MAY BE LESS THAN THE AMOUNT YOU WOULD HAVE RECEIVED DURING YOUR LIFETIME UNDER YOUR CONTRACT AND THE LIFETIME INCOME BUILDER II RIDER (AND OTHER RIDERS YOU MAY OWN). YOU WILL ALSO LOSE ALL DEATH BENEFITS UNDER YOUR CONTRACT OR RIDER(S), INCLUDING ANY STANDARD OR OPTIONAL DEATH BENEFIT.

ENHANCED SURRENDER VALUE OFFER EXAMPLES:

EXAMPLE 1


Assume the Lifetime Income Benefit II Payment Base is $100,000 and the Contract Value is $60,000. The amount of the Enhanced Surrender Value offer is $80,000, $20,000 higher than the current Contract Value. Assume the Contract Owner accepts the offer 30 days later at which time the Contract Value has decreased to $54,000. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $74,000, $20,000 higher than the Contract Value of $54,000 on the Valuation Day we receive your signed acknowledgement form and full surrender request In Good Order.


EXAMPLE 2


Assume the Lifetime Income Benefit II Payment Base is $100,000 and the Contract Value is $60,000. The amount of the Enhanced Surrender Value offer is $80,000, $20,000 higher than the current Contract Value. Assume the Contract Owner accepts the offer 30 days later at which time the Contract Value has increased to $72,000. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $90,000, $18,000 higher than the Contract Value of $72,000 on the Valuation Day we receive your signed acknowledgement form and full surrender request In Good Order.


EXAMPLE 3


Assume the Lifetime Income Benefit II Payment Base is $100,000 and the Contract Value is $60,000. The amount of the Enhanced Surrender Value offer is $80,000, $20,000 higher than the current Contract Value. Assume the Contract Owner withdraws $4,800 after the offer date and the Contract Value including the $4,800 withdrawals decreases to $56,500 on the date the offer is accepted. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $76,500, $20,000 higher than the Contract Value of $56,500 on the Valuation Day we receive your signed acknowledgement form and full surrender request In Good Order.



EXAMPLE 4



Assume the Lifetime Income Benefit II Payment Base is $100,000, the Contract Value is $120,000, and the Surrender Value is $119,929 because of one month pro-rated rider fee charge. The amount of the Enhanced Surrender Value offer is $120,000, same as the current Contract Value and $71 higher than the current Surrender Value. Assume the Contract Owner accepts the offer 30 days later at which time the Contract Value stays at $120,000 and the Surrender Value has decreased to $119,858 because of one additional month of rider fee. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $120,000, $142 higher than the Surrender Value of $119,858 on the Valuation Day we receive your signed acknowledgement form and full surrender request In Good Order.



The Enhanced Surrender Value Offer is available for a limited time. The Company will provide written notice to you when the program commences and reserves the right to terminate or suspend this program completely or in any state at any time. This program will terminate on a date that we determine in the future. All eligible contract owners will receive prior written notice of this date ("the Offer Termination Date"). After the Offer Termination Date, we may offer different and/or more favorable programs to other Contract Owners. We reserve the right to reject any request to accept the Enhanced Surrender Value Offer. The Enhanced Surrender Value Offer may not be available in all states, through all Financial Intermediaries or for all contracts.


  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

HV-7404

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                             SEPARATE ACCOUNT SEVEN

                SERIES II, IIR AND III OF HARTFORD LEADERS EDGE

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to:

The Hartford Wealth Management - Individual Annuities
PO Box 14293
Lexington, KY 40512-4293


Date of Prospectus: December 28, 2012
Date of Statement of Additional Information: December 28, 2012


TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
ACCUMULATION UNIT VALUES                                                       6
FINANCIAL STATEMENTS                                                        SA-1

2

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated April 9, 2012, except for Note 16, as to which the date is December 28, 2012 (which report expresses an unqualified opinion in accordance with the accounting principles prescribed and permitted by the Insurance Department of the State of Connecticut and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for deferred income taxes in
2009), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated April 13, 2012, except for Note 7 as to which the date is December 28, 2012, which reports are both included in the Statement of Additional Information which is part of the registration statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity

Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2011: $41,740,406; 2010: $60,476,306; and 2009: $103,577,895.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in excess of $100 in 2011 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.

ABNB Federal Credit Union, Access Investments, Inc., Addison Avenue Federal C. U., Aegis Investments, Inc., AFA Financial Group, LLC, AIM Distributors, Inc., Allen & Company of Florida, Inc., American Century Brokerage, American Classic Securities, American Funds & Trust, Inc., American Heritage FCU, American Portfolios Financial Services, Ameritas Investment Corp., Amtrust Bank, Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Ausdal Financial Partners Inc., AXA Advisors, LLC, B.C. Ziegler and Company, Bancorpsouth Bank, BancWest Investment Services, Inc., Bank of the West, Bank Securities Association, Bankers & Investors Co., Baxter Credit Union, BB&T Investment Services, Inc., BBVA Compass Investment Solutions, Beacon Federal Credit

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Union, Bernard Herold & Co., Inc., Bethpage Federal Credit Union, BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Broker Dealer Financial Svcs Corp., Bruce A. Lefavi Securities, Inc., CJM Planning Corp., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Financial Services Inc., Capital Guardian, LLC, Capital Investment Group, Inc., Capitol Securities Management, Inc., Cary Street Partners, LLC, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Century Securities Assocs., Inc., CFD Investments, Inc., Chapin Davis, Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citigroup Global Markets, Inc., City Bank, City Securities Corporation, Comerica Bank, Comerica Securities, Commerce Bank, N.A., Commerce Brokerage Services, Inc., Commonwealth Central C.U., Commonwealth Financial Network, Compass Bank, Conservative Financial Services, Inc., Consolidated Federal C.U., Coordinated Capital Securities, Inc., Cresap Inc., Crews & Associates, Inc., Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, DeWaay Financial Network LLC, Duncan-Williams, Inc., Edward Jones, Elevations Credit Union, Emerson Equity, LLC, Empire Financial Group, Inc., EPlanning Securities, Inc., Equity Services, Inc., ESB Financial, Essex Financial Services, Inc., Essex National Securities, Inc., Feltl & Company, Fidelity Investment Inst. Services, Fifth Third Bank, Fifth Third Securities, Financial Advisors of America, Financial Network Investment Corp., Financial Telesis, Inc., Fintegra LLC, First Allied Securities, First Banking Center, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Citizens Securities, First Commonwealth FCU, First Financial Equity Corp., First Heartland Capital, Inc., First Interstate Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foothill Securities, Inc., Foresight Financial Group, Inc., Foresters Equity Services, Inc., Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, Fulton Bank, Geneos Wealth Management, Inc., Gilford Securities, Inc., Girard Securities, Inc., GWN Securities, Inc., H&R Block Financial Advisors, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harger and Company, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Heim Young & Associates, Inc., Hightower Securities LLC, Home S&L Company of Youngstown, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., IJL Financial LLC, Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., INVEST Financial Corporation, INVEST / Capital City Bank, INVEST / United Community Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Planners, Inc., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., JHS Capital Advisors, Inc., Kern Schools Federal Credit Union, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.F. Financial, LLC, L.O. Thomas & Company, LaSalle Street Securities, Inc., Legacy Asset Securities, Inc., Legend Equities Corporation, Leigh Baldwin & Co., LLC, Leonard & Company, Lifemark Securities Corp., Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Lord Abbett & Co., LPL Financial Corporation, LPL Financial Services, M Griffith Investment Services, Inc., M & T Bank, M & T Securities, Inc., MB Financial Bank, NA, MetLife Securities, Inc., MFS Fund Distributors, Inc., MidAmerica Financial Services, Inc., Midwestern Securities Trading Co. LLC, MML Investor Services, Inc., Money Concepts Capital Corp., Moors & Cabot, Inc., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley Smith Barney, MTL Equity Products, Inc., Multi-Financial Securities Corp., Multiple Financial Services, Inc., National Financial Services Corp., National Planning Corporation, National Securities Corp., Nationwide Planning Associates, Inc., Nationwide Securities LLC, Navy Federal Brokerage Services, NBC Financial Services, NBC Securities, Inc., Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northwestern Mutual Inv. Services, O.N. Equity Sales Co., OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Park Avenue Securities, LLC, Paulson Investment Company Inc., Peak Investments, Peoples Bank, Peoples Securities, Inc., Peoples United Bank, Pershing, Pinnacle Bank, PlanMember Securities Corp., Premier America Credit Union, Prime Capital Services, Inc., Prime Solutions Securities, Inc., PrimeVest Financial Services Inc., Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Rolan Francis & Co., Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Saxony Securities, Inc., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Security Service F.C.U., Sigma Financial Corporation, Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, Smith, Brown & Groover, Inc., Sorrento Pacific Financial LLC, Southwest Securities, Inc., Sovereign Bank, Spokane Teachers C.U. Stephens, Inc., Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Summit Bank, Summit Brokerage Services Inc., SunMark Community Bank, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TFS Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., Thurston, Springer, Miller, Herd, Tower Bank & Trust Company, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UCB Investment Services, Inc., UMB Financial Services, Inc., Union Bank & Trust, Union

4

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Bank of California, NA, UnionBanc Investment Services, United Bank, United Brokerage Services, Inc., United Planners Financial Services of America, US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Wall Street Financial Group, Walnut Street Securities, Inc., Webster Bank, N.A., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, WesBanco Securities, Inc., Wescom Financial Services, Western International Securities, WFG Investments, Inc., Williams Financial Group, Inc., Woodbury Financial Services, Inc., Woodstock Financial Group, Inc., World Equity Group, Inc., WRP Investments, Inc., and Wunderlich Securities Inc.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, We use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund or Separate Account for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, if applicable, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the

-------------------------------------------------------------------------------

base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

6

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

SERIES II / IIR

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.099        $13.549        $11.032        $15.800        $14.970
  Accumulation Unit Value at end of
   period                                $15.150        $15.099        $13.549        $11.032        $15.800
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,192          3,796          4,294          4,906          5,798
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.803        $13.309        $10.859        $15.583        $14.794
  Accumulation Unit Value at end of
   period                                $14.823        $14.803        $13.309        $10.859        $15.583
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                730            846            907            954            884
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.612        $13.151        $10.740        $15.428        $14.662
  Accumulation Unit Value at end of
   period                                $14.617        $14.612        $13.151        $10.740        $15.428
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                365            442            498            566            642
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.556        $13.107        $10.710        $15.392        $14.635
  Accumulation Unit Value at end of
   period                                $14.554        $14.556        $13.107        $10.710        $15.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,000          1,263          1,485          1,694          2,357
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.373        $12.962        $10.607        $15.268        $14.538
  Accumulation Unit Value at end of
   period                                $14.350        $14.373        $12.962        $10.607        $15.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                832          1,051          1,339          1,506          1,687
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.373        $12.962        $10.607        $15.268        $14.538
  Accumulation Unit Value at end of
   period                                $14.350        $14.373        $12.962        $10.607        $15.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                832          1,051          1,339          1,506          1,687
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.063        $11.798         $9.670        $13.939        $13.293
  Accumulation Unit Value at end of
   period                                $13.023        $13.063        $11.798         $9.670        $13.939
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                924          1,034          1,177          1,251          1,401
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.200        $11.934         $9.790              -              -
  Accumulation Unit Value at end of
   period                                $13.145        $13.200        $11.934              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,618         15,867         17,428              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.840        $11.614         $9.533        $13.763        $13.144
  Accumulation Unit Value at end of
   period                                $12.781        $12.840        $11.614         $9.533        $13.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,828          3,504          4,343          5,126          6,854

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.181        $12.192        $11.361        $10.223
  Accumulation Unit Value at end of
   period                                $14.970        $13.181        $12.192        $11.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,182          6,708          5,630          3,803
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.052        $12.097        $11.614              -
  Accumulation Unit Value at end of
   period                                $14.794        $13.052        $12.097              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                723            490            244              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.948        $12.013        $11.227        $10.121
  Accumulation Unit Value at end of
   period                                $14.662        $12.948        $12.013        $11.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                676            694            532            142
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.931        $12.003        $11.224        $10.120
  Accumulation Unit Value at end of
   period                                $14.635        $12.931        $12.003        $11.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,554          2,834          3,028          2,369
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.865        $11.959        $11.488              -
  Accumulation Unit Value at end of
   period                                $14.538        $12.865        $11.959              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,884          2,051          1,565              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.865        $11.959        $11.279              -
  Accumulation Unit Value at end of
   period                                $14.538        $12.865        $11.959              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,884          2,051          1,565              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.780        $10.968        $10.287         $9.292
  Accumulation Unit Value at end of
   period                                $13.293        $11.780        $10.968        $10.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,478          1,541          1,626          1,590
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.666        $10.878        $10.287              -
  Accumulation Unit Value at end of
   period                                $13.144        $11.666        $10.878              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,420          7,302          7,644              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.481        $11.317         $9.312              -              -
  Accumulation Unit Value at end of
   period                                $12.392        $12.481        $11.317              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,428          4,420          5,606              -              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.119         $1.006         $0.793         $1.261         $1.248
  Accumulation Unit Value at end of
   period                                 $1.098         $1.119         $1.006         $0.793         $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,166         28,857         32,842         38,813         45,400
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.098         $0.989         $0.781         $1.245         $1.234
  Accumulation Unit Value at end of
   period                                 $1.075         $1.098         $0.989         $0.781         $1.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,540          6,311          6,639          6,766          6,309
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.086         $0.979         $0.775         $1.236         $1.227
  Accumulation Unit Value at end of
   period                                 $1.063         $1.086         $0.979         $0.775         $1.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,714          4,022          4,769          5,321          5,992
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.082         $0.976         $0.773         $1.233         $1.224
  Accumulation Unit Value at end of
   period                                 $1.059         $1.082         $0.976         $0.773         $1.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,554         11,021         13,669         16,086         20,831
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.069         $0.965         $0.765         $1.223         $1.216
  Accumulation Unit Value at end of
   period                                 $1.044         $1.069         $0.965         $0.765         $1.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,739          8,347         10,347         12,059         13,360
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.069         $0.965         $0.765         $1.223         $1.216
  Accumulation Unit Value at end of
   period                                 $1.044         $1.069         $0.965         $0.765         $1.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,739          8,347         10,347         12,059         13,360
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.052         $0.952         $0.756         $1.209         $1.204
  Accumulation Unit Value at end of
   period                                 $1.026         $1.052         $0.952         $0.756         $1.209
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,641          8,946         11,536         13,834         16,599
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.042         $0.944         $0.750              -              -
  Accumulation Unit Value at end of
   period                                 $1.015         $1.042         $0.944              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             88,903        105,130        120,682              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.037         $0.940         $0.747         $1.198         $1.194
  Accumulation Unit Value at end of
   period                                 $1.010         $1.037         $0.940         $0.747         $1.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,070         35,331         45,557         53,009         73,950

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.073         $1.010         $0.929         $0.796
  Accumulation Unit Value at end of
   period                                 $1.248         $1.073         $1.010         $0.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             50,298         54,866         48,955         34,061
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.064         $1.003         $0.941              -
  Accumulation Unit Value at end of
   period                                 $1.234         $1.064         $1.003              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,364          3,952          2,358              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.058         $0.999         $0.922         $0.790
  Accumulation Unit Value at end of
   period                                 $1.227         $1.058         $0.999         $0.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,759          7,197          5,708          1,916
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.056         $0.998         $0.921         $0.790
  Accumulation Unit Value at end of
   period                                 $1.224         $1.056         $0.998         $0.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             23,540         27,100         29,473         23,283
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.051         $0.994         $0.933              -
  Accumulation Unit Value at end of
   period                                 $1.216         $1.051         $0.994              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,268         16,742         13,387              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.051         $0.994         $0.936              -
  Accumulation Unit Value at end of
   period                                 $1.216         $1.051         $0.994              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,268         16,742         13,387              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.042         $0.988         $0.914         $0.786
  Accumulation Unit Value at end of
   period                                 $1.204         $1.042         $0.988         $0.914
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,078         19,223         20,095         19,509
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.035         $0.982         $0.927              -
  Accumulation Unit Value at end of
   period                                 $1.194         $1.035         $0.982              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             85,562         92,350         94,254              -

8

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.013         $0.920         $0.733              -              -
  Accumulation Unit Value at end of
   period                                 $0.984         $1.013         $0.920              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             29,178         37,614         47,437              -              -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.818        $15.003        $13.450        $14.979        $14.635
  Accumulation Unit Value at end of
   period                                $16.625        $15.818        $15.003        $13.450        $14.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,422          1,750          2,063          2,046          2,229
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.508        $14.737        $13.239        $14.773        $14.463
  Accumulation Unit Value at end of
   period                                $16.266        $15.508        $14.737        $13.239        $14.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                852            972            927            695            462
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.308        $14.562        $13.094        $14.626        $14.333
  Accumulation Unit Value at end of
   period                                $16.040        $15.308        $14.562        $13.094        $14.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                123            144            169            199            225
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.249        $14.513        $13.057        $14.592        $14.307
  Accumulation Unit Value at end of
   period                                $15.971        $15.249        $14.513        $13.057        $14.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                478            623            780            829            966
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.058        $14.353        $12.932        $14.474        $14.212
  Accumulation Unit Value at end of
   period                                $15.747        $15.058        $14.353        $12.932        $14.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                448            557            734            688            679
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.058        $14.353        $12.932        $14.474        $14.212
  Accumulation Unit Value at end of
   period                                $15.747        $15.058        $14.353        $12.932        $14.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                448            557            734            688            679
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.601        $13.938        $12.578        $14.098        $13.864
  Accumulation Unit Value at end of
   period                                $15.246        $14.601        $13.938        $12.578        $14.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                646            727            795            818            959
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.920        $13.302        $12.015              -              -
  Accumulation Unit Value at end of
   period                                $14.521        $13.920        $13.302              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,757         13,149         15,039              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.351        $13.720        $12.400        $13.920        $13.709
  Accumulation Unit Value at end of
   period                                $14.963        $14.351        $13.720        $12.400        $13.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,224          2,812          3,595          3,779          4,754

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.810        $13.724        $13.106        $12.641
  Accumulation Unit Value at end of
   period                                $14.635        $13.810        $13.724        $13.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,258          2,385          2,143          1,548
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.675        $13.616        $13.500              -
  Accumulation Unit Value at end of
   period                                $14.463        $13.675        $13.616              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                279            184            103              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.566        $13.522        $12.951        $12.515
  Accumulation Unit Value at end of
   period                                $14.333        $13.566        $13.522        $12.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                225            240            195             50
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.548        $13.510        $12.947        $12.514
  Accumulation Unit Value at end of
   period                                $14.307        $13.548        $13.510        $12.947
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                983          1,060          1,163            932
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.478        $13.462        $13.353              -
  Accumulation Unit Value at end of
   period                                $14.212        $13.478        $13.462              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                654            745            567              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.478        $13.462        $13.019              -
  Accumulation Unit Value at end of
   period                                $14.212        $13.478        $13.462              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                654            745            567              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.168        $13.171        $12.660        $12.258
  Accumulation Unit Value at end of
   period                                $13.864        $13.168        $13.171        $12.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                968          1,021          1,100          1,170
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.040        $13.063        $12.668              -
  Accumulation Unit Value at end of
   period                                $13.709        $13.040        $13.063              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,488          4,371          4,454              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.950        $13.370        $12.113              -              -
  Accumulation Unit Value at end of
   period                                $14.508        $13.950        $13.370              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,936          3,786          4,618              -              -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.833        $12.311        $11.330        $11.054        $10.217
  Accumulation Unit Value at end of
   period                                $13.288        $12.833        $12.311        $11.330        $11.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                231            238            231            312             70
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.725        $12.232        $11.280        $11.026        $10.212
  Accumulation Unit Value at end of
   period                                $13.150        $12.725        $12.232        $11.280        $11.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                200            196            225            162             97
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.671        $12.192        $11.255        $11.013        $10.209
  Accumulation Unit Value at end of
   period                                $13.081        $12.671        $12.192        $11.255        $11.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             23             15             31              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.644        $12.172        $11.242        $11.006        $10.208
  Accumulation Unit Value at end of
   period                                $13.047        $12.644        $12.172        $11.242        $11.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             74             88            112             53
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.564        $12.113        $11.204        $10.985        $10.204
  Accumulation Unit Value at end of
   period                                $12.945        $12.564        $12.113        $11.204        $10.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             69             77             80             16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.564        $12.113        $11.204        $10.985        $10.204
  Accumulation Unit Value at end of
   period                                $12.945        $12.564        $12.113        $11.204        $10.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             69             77             80             16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.484        $12.055        $11.167        $10.965        $10.201
  Accumulation Unit Value at end of
   period                                $12.843        $12.484        $12.055        $11.167        $10.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                130            132            138             78             36
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.431        $12.016        $11.142              -              -
  Accumulation Unit Value at end of
   period                                $12.776        $12.431        $12.016              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,472          5,044          5,263              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.405        $11.996        $11.129        $10.944        $10.197
  Accumulation Unit Value at end of
   period                                $12.743        $12.405        $11.996        $11.129        $10.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                628            747            900            870            325
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.274        $11.899        $11.067              -              -
  Accumulation Unit Value at end of
   period                                $12.577        $12.274        $11.899              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,156          1,256          1,222              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.031              -              -              -
  Accumulation Unit Value at end of
   period                                $10.217              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.030              -              -              -
  Accumulation Unit Value at end of
   period                                $10.212              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.029              -              -              -
  Accumulation Unit Value at end of
   period                                $10.209              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.028              -              -              -
  Accumulation Unit Value at end of
   period                                $10.208              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.027              -              -              -
  Accumulation Unit Value at end of
   period                                $10.204              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.027              -              -              -
  Accumulation Unit Value at end of
   period                                $10.204              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.025              -              -              -
  Accumulation Unit Value at end of
   period                                $10.201              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.024              -              -              -
  Accumulation Unit Value at end of
   period                                $10.197              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

10

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.917         $9.859         $7.124        $12.224        $10.953
  Accumulation Unit Value at end of
   period                                $10.289        $10.917         $9.859         $7.124        $12.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                497            585            597            580            473
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.814         $9.786         $7.085        $12.182        $10.937
  Accumulation Unit Value at end of
   period                                $10.171        $10.814         $9.786         $7.085        $12.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                853            971          1,057          1,054            700
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.763         $9.749         $7.065        $12.161        $10.929
  Accumulation Unit Value at end of
   period                                $10.113        $10.763         $9.749         $7.065        $12.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             60             53             61             67
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.737         $9.731         $7.056        $12.150        $10.925
  Accumulation Unit Value at end of
   period                                $10.084        $10.737         $9.731         $7.056        $12.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                167            205            233            237            252
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.661         $9.676         $7.027        $12.118        $10.913
  Accumulation Unit Value at end of
   period                                 $9.998        $10.661         $9.676         $7.027        $12.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                207            239            268            266            192
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.661         $9.676         $7.027        $12.118        $10.913
  Accumulation Unit Value at end of
   period                                 $9.998        $10.661         $9.676         $7.027        $12.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                207            239            268            266            192
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.586         $9.622         $6.998        $12.087        $10.901
  Accumulation Unit Value at end of
   period                                 $9.912        $10.586         $9.622         $6.998        $12.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                237            274            331            306            299
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.536         $9.586         $6.979              -              -
  Accumulation Unit Value at end of
   period                                 $9.855        $10.536         $9.586              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,783         11,878         13,084              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.511         $9.568         $6.969        $12.055        $10.889
  Accumulation Unit Value at end of
   period                                 $9.827        $10.511         $9.568         $6.969        $12.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                901          1,111          1,401          1,666          1,385
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.387         $9.479         $6.922              -              -
  Accumulation Unit Value at end of
   period                                 $9.687        $10.387         $9.479              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,676          2,225          2,550              -              -
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.445        $15.761        $11.181        $18.321        $16.105
  Accumulation Unit Value at end of
   period                                $15.745        $17.445        $15.761        $11.181        $18.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                989          1,214          1,438          1,689          2,039

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.993              -              -              -
  Accumulation Unit Value at end of
   period                                $10.953              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                240              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.992              -              -              -
  Accumulation Unit Value at end of
   period                                $10.937              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                205              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.991              -              -              -
  Accumulation Unit Value at end of
   period                                $10.929              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.991              -              -              -
  Accumulation Unit Value at end of
   period                                $10.925              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                151              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.990              -              -              -
  Accumulation Unit Value at end of
   period                                $10.913              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                136              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.990              -              -              -
  Accumulation Unit Value at end of
   period                                $10.913              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                136              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.989              -              -              -
  Accumulation Unit Value at end of
   period                                $10.901              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                226              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.988              -              -              -
  Accumulation Unit Value at end of
   period                                $10.889              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                627              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.501        $11.948        $10.628         $8.710
  Accumulation Unit Value at end of
   period                                $16.105        $13.501        $11.948        $10.628
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,251          2,294          1,904          1,212

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.103        $15.482        $11.005        $18.069        $15.915
  Accumulation Unit Value at end of
   period                                $15.405        $17.103        $15.482        $11.005        $18.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                219            249            297            317            294
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.882        $15.297        $10.885        $17.890        $15.773
  Accumulation Unit Value at end of
   period                                $15.191        $16.882        $15.297        $10.885        $17.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                167            196            223            262            296
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.817        $15.246        $10.854        $17.848        $15.744
  Accumulation Unit Value at end of
   period                                $15.125        $16.817        $15.246        $10.854        $17.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                256            319            360            415            554
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.606        $15.078        $10.750        $17.704        $15.640
  Accumulation Unit Value at end of
   period                                $14.913        $16.606        $15.078        $10.750        $17.704
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                275            351            447            525            629
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.606        $15.078        $10.750        $17.704        $15.640
  Accumulation Unit Value at end of
   period                                $14.913        $16.606        $15.078        $10.750        $17.704
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                275            351            447            525            629
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.564        $15.061        $10.755        $17.738        $15.693
  Accumulation Unit Value at end of
   period                                $14.852        $16.564        $15.061        $10.755        $17.738
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                239            297            361            435            545
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.747        $11.602         $8.293              -              -
  Accumulation Unit Value at end of
   period                                $11.418        $12.747        $11.602              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,871          6,958          7,929              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.280        $14.826        $10.602        $17.513        $15.518
  Accumulation Unit Value at end of
   period                                $14.576        $16.280        $14.826        $10.602        $17.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                641            832          1,153          1,357          1,953
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.825        $14.447        $10.357              -              -
  Accumulation Unit Value at end of
   period                                $14.133        $15.825        $14.447              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,069          1,380          1,819              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.944        $18.097        $11.327        $24.603        $20.455
  Accumulation Unit Value at end of
   period                                $17.575        $21.944        $18.097        $11.327        $24.603
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                245            303            336            378            464

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.368        $11.854        $10.994              -
  Accumulation Unit Value at end of
   period                                $15.915        $13.368        $11.854              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                263            153             77              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.262        $11.772        $10.503         $8.622
  Accumulation Unit Value at end of
   period                                $15.773        $13.262        $11.772        $10.503
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                319            329            252             71
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.244        $11.762        $10.500         $8.622
  Accumulation Unit Value at end of
   period                                $15.744        $13.244        $11.762        $10.500
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                649            711            745            513
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.177        $11.719        $10.875              -
  Accumulation Unit Value at end of
   period                                $15.640        $13.177        $11.719              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                710            735            549              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.177        $11.719        $10.630              -
  Accumulation Unit Value at end of
   period                                $15.640        $13.177        $11.719              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                710            735            549              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.242        $11.795        $10.561         $8.687
  Accumulation Unit Value at end of
   period                                $15.693        $13.242        $11.795        $10.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                570            603            588            620
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.113        $11.698        $10.640              -
  Accumulation Unit Value at end of
   period                                $15.518        $13.113        $11.698              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,172          2,256          2,263              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.646        $13.406        $11.196         $8.366
  Accumulation Unit Value at end of
   period                                $20.455        $16.646        $13.406        $11.196
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                504            533            471            317

12

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $21.513        $17.777        $11.149        $24.265        $20.214
  Accumulation Unit Value at end of
   period                                $17.195        $21.513        $17.777        $11.149        $24.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                117            132            140            138            121
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.236        $17.565        $11.027        $24.024        $20.033
  Accumulation Unit Value at end of
   period                                $16.957        $21.236        $17.565        $11.027        $24.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             57             69             75             95
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.154        $17.507        $10.996        $23.968        $19.997
  Accumulation Unit Value at end of
   period                                $16.883        $21.154        $17.507        $10.996        $23.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61             77            105            116            160
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $20.889        $17.313        $10.890        $23.774        $19.865
  Accumulation Unit Value at end of
   period                                $16.646        $20.889        $17.313        $10.890        $23.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 93            111            146            147            187
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.889        $17.313        $10.890        $23.774        $19.865
  Accumulation Unit Value at end of
   period                                $16.646        $20.889        $17.313        $10.890        $23.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 93            111            146            147            187
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.938        $18.210        $11.472        $25.081        $20.988
  Accumulation Unit Value at end of
   period                                $17.456        $21.938        $18.210        $11.472        $25.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                118            151            229            231            286
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.060        $13.344         $8.415              -              -
  Accumulation Unit Value at end of
   period                                $12.766        $16.060        $13.344              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,605          4,552          5,133              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.563        $17.925        $11.309        $24.763        $20.753
  Accumulation Unit Value at end of
   period                                $17.132        $21.563        $17.925        $11.309        $24.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                401            550            620            661            926
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.959        $17.467        $11.048              -              -
  Accumulation Unit Value at end of
   period                                $16.611        $20.959        $17.467              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                676            990          1,184              -              -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.367        $13.072         $9.466        $17.056        $15.326
  Accumulation Unit Value at end of
   period                                $14.571        $15.367        $13.072         $9.466        $17.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,461          4,176          4,853          5,669          6,806
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.065        $12.840         $9.317        $16.821        $15.146
  Accumulation Unit Value at end of
   period                                $14.256        $15.065        $12.840         $9.317        $16.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,019          1,185          1,304          1,305          1,177

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.483        $13.302        $11.941              -
  Accumulation Unit Value at end of
   period                                $20.214        $16.483        $13.302              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 78             39             23              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.352        $13.209        $11.065         $8.282
  Accumulation Unit Value at end of
   period                                $20.033        $16.352        $13.209        $11.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                110            118             96             23
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.330        $13.198        $11.061         $8.281
  Accumulation Unit Value at end of
   period                                $19.997        $16.330        $13.198        $11.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                177            191            195            128
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.247        $13.150        $11.811              -
  Accumulation Unit Value at end of
   period                                $19.865        $16.247        $13.150              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                212            213            184              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.247        $13.150        $11.494              -
  Accumulation Unit Value at end of
   period                                $19.865        $16.247        $13.150              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                212            213            184              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.191        $13.936        $11.714         $8.786
  Accumulation Unit Value at end of
   period                                $20.988        $17.191        $13.936        $11.714
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                314            333            300            292
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.024        $13.821        $12.114              -
  Accumulation Unit Value at end of
   period                                $20.753        $17.024        $13.821              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                995          1,005          1,002              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.038        $12.197        $10.946         $9.432
  Accumulation Unit Value at end of
   period                                $15.326        $14.038        $12.197        $10.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,677          8,223          7,413          5,273
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.900        $12.102        $11.180              -
  Accumulation Unit Value at end of
   period                                $15.146        $13.900        $12.102              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,009            709            479              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.870        $12.687         $9.215        $16.654        $15.010
  Accumulation Unit Value at end of
   period                                $14.057        $14.870        $12.687         $9.215        $16.654
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                555            647            712            776            863
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.813        $12.645         $9.189        $16.615        $14.983
  Accumulation Unit Value at end of
   period                                $13.997        $14.813        $12.645         $9.189        $16.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,064          1,330          1,661          1,951          2,648
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.628        $12.505         $9.101        $16.481        $14.884
  Accumulation Unit Value at end of
   period                                $13.800        $14.628        $12.505         $9.101        $16.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                968          1,211          1,534          1,778          2,028
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.628        $12.505         $9.101        $16.481        $14.884
  Accumulation Unit Value at end of
   period                                $13.800        $14.628        $12.505         $9.101        $16.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                968          1,211          1,534          1,778          2,028
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.949        $11.943         $8.705        $15.788        $14.279
  Accumulation Unit Value at end of
   period                                $13.141        $13.949        $11.943         $8.705        $15.788
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,746          2,110          2,540          2,886          3,307
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.617         $8.242         $6.013              -              -
  Accumulation Unit Value at end of
   period                                 $9.051         $9.617         $8.242              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             40,931         50,522         58,786              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.711        $11.756         $8.582        $15.587        $14.119
  Accumulation Unit Value at end of
   period                                $12.896        $13.711        $11.756         $8.582        $15.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,732          6,191          7,990          8,931         11,624
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.327        $11.456         $8.383              -              -
  Accumulation Unit Value at end of
   period                                $12.504        $13.327        $11.456              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,486         10,656         13,385              -              -
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.780        $13.391        $10.301        $16.732        $16.081
  Accumulation Unit Value at end of
   period                                $14.373        $14.780        $13.391        $10.301        $16.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,611          6,590          7,499          8,636         10,249
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.490        $13.154        $10.139        $16.502        $15.892
  Accumulation Unit Value at end of
   period                                $14.062        $14.490        $13.154        $10.139        $16.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,553          1,785          1,883          1,884          1,601
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.303        $12.998        $10.028        $16.338        $15.749
  Accumulation Unit Value at end of
   period                                $13.867        $14.303        $12.998        $10.028        $16.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                819            922          1,029          1,117          1,232

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.790        $12.017        $10.817         $9.337
  Accumulation Unit Value at end of
   period                                $15.010        $13.790        $12.017        $10.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                981          1,041            796            201
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.771        $12.007        $10.813         $9.337
  Accumulation Unit Value at end of
   period                                $14.983        $13.771        $12.007        $10.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,112          3,510          3,831          2,960
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.701        $11.964        $11.059              -
  Accumulation Unit Value at end of
   period                                $14.884        $13.701        $11.964              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,362          2,533          2,018              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.701        $11.964        $11.059              -
  Accumulation Unit Value at end of
   period                                $14.884        $13.701        $11.964              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,362          2,533          2,018              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.164        $11.512        $10.399         $8.995
  Accumulation Unit Value at end of
   period                                $14.279        $13.164        $11.512        $10.399
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,619          3,878          4,110          4,258
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.036        $11.418        $10.584              -
  Accumulation Unit Value at end of
   period                                $14.119        $13.036        $11.418              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,728         13,300         13,743              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.092        $13.443        $12.295        $10.529
  Accumulation Unit Value at end of
   period                                $16.081        $14.092        $13.443        $12.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,245         12,172         10,777          7,790
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.954        $13.338        $12.502              -
  Accumulation Unit Value at end of
   period                                $15.892        $13.954        $13.338              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,276            898            532              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.843        $13.245        $12.151        $10.423
  Accumulation Unit Value at end of
   period                                $15.749        $13.843        $13.245        $12.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,343          1,435          1,018            272

14

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.248        $12.954        $10.000        $16.300        $15.721
  Accumulation Unit Value at end of
   period                                $13.807        $14.248        $12.954        $10.000        $16.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,540          1,928          2,428          2,838          3,711
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.069        $12.811         $9.904        $16.168        $15.617
  Accumulation Unit Value at end of
   period                                $13.613        $14.069        $12.811         $9.904        $16.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,384          1,693          2,091          2,406          2,701
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.069        $12.811         $9.904        $16.168        $15.617
  Accumulation Unit Value at end of
   period                                $13.613        $14.069        $12.811         $9.904        $16.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,384          1,693          2,091          2,406          2,701
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.399        $11.306         $8.754        $14.312        $13.845
  Accumulation Unit Value at end of
   period                                $11.978        $12.399        $11.306         $8.754        $14.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,147          2,528          3,055          3,457          4,009
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.423        $11.340         $8.789              -              -
  Accumulation Unit Value at end of
   period                                $11.990        $12.423        $11.340              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,337         34,132         39,363              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.186        $11.130         $8.630        $14.131        $13.690
  Accumulation Unit Value at end of
   period                                $11.756        $12.186        $11.130         $8.630        $14.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,329          6,858          8,759         10,170         13,871
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.845        $10.845         $8.431              -              -
  Accumulation Unit Value at end of
   period                                $11.398        $11.845        $10.845              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,500         10,642         13,600              -              -
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.384        $15.425        $10.884        $18.985        $15.969
  Accumulation Unit Value at end of
   period                                $13.963        $16.384        $15.425        $10.884        $18.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                839            974          1,076          1,248          1,478
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.062        $15.152        $10.713        $18.724        $15.781
  Accumulation Unit Value at end of
   period                                $13.661        $16.062        $15.152        $10.713        $18.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                500            520            502            414            362
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.855        $14.971        $10.596        $18.538        $15.640
  Accumulation Unit Value at end of
   period                                $13.471        $15.855        $14.971        $10.596        $18.538
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                123            156            168            170            209

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.825        $13.234        $12.147        $10.422
  Accumulation Unit Value at end of
   period                                $15.721        $13.825        $13.234        $12.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,288          4,893          5,286          4,040
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.754        $13.186        $12.366              -
  Accumulation Unit Value at end of
   period                                $15.617        $13.754        $13.186              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,053          3,334          2,530              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.754        $13.186        $12.378              -
  Accumulation Unit Value at end of
   period                                $15.617        $13.754        $13.186              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,053          3,334          2,530              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.212        $11.725        $10.794         $9.278
  Accumulation Unit Value at end of
   period                                $13.845        $12.212        $11.725        $10.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,381          4,712          4,962          5,177
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.093        $11.628        $10.946              -
  Accumulation Unit Value at end of
   period                                $13.690        $12.093        $11.628              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,372         16,401         16,915              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.550        $11.258         $9.526         $7.513
  Accumulation Unit Value at end of
   period                                $15.969        $13.550        $11.258         $9.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,602          1,652          1,163            704
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.417        $11.170        $10.213              -
  Accumulation Unit Value at end of
   period                                $15.781        $13.417        $11.170              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                288            157             64              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.310        $11.092         $9.413         $7.437
  Accumulation Unit Value at end of
   period                                $15.640        $13.310        $11.092         $9.413
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                226            232            173             15

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.794        $14.921        $10.566        $18.495        $15.611
  Accumulation Unit Value at end of
   period                                $13.413        $15.794        $14.921        $10.566        $18.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                150            201            268            312            428
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.596        $14.756        $10.464        $18.345        $15.508
  Accumulation Unit Value at end of
   period                                $13.225        $15.596        $14.756        $10.464        $18.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                174            211            257            309            381
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.596        $14.756        $10.464        $18.345        $15.508
  Accumulation Unit Value at end of
   period                                $13.225        $15.596        $14.756        $10.464        $18.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                174            211            257            309            381
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.243        $15.391        $10.931        $19.192        $16.248
  Accumulation Unit Value at end of
   period                                $13.753        $16.243        $15.391        $10.931        $19.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                445            524            667            775            919
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.276        $11.644         $8.278              -              -
  Accumulation Unit Value at end of
   period                                $10.384        $12.276        $11.644              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,449         11,301         13,177              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.965        $15.151        $10.776        $18.949        $16.067
  Accumulation Unit Value at end of
   period                                $13.497        $15.965        $15.151        $10.776        $18.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,012          1,296          1,673          1,879          2,666
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.518        $14.764        $10.527              -              -
  Accumulation Unit Value at end of
   period                                $13.086        $15.518        $14.764              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,007          2,512          3,154              -              -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $30.914        $26.476        $17.861        $31.291        $23.893
  Accumulation Unit Value at end of
   period                                $26.350        $30.914        $26.476        $17.861        $31.291
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                155            201            229            259            311
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $30.307        $26.008        $17.580        $30.861        $23.612
  Accumulation Unit Value at end of
   period                                $25.781        $30.307        $26.008        $17.580        $30.861
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108            114            134            124            117
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $29.916        $25.698        $17.388        $30.554        $23.401
  Accumulation Unit Value at end of
   period                                $25.423        $29.916        $25.698        $17.388        $30.554
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             32             33             38             43
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $29.801        $25.613        $17.339        $30.483        $23.358
  Accumulation Unit Value at end of
   period                                $25.313        $29.801        $25.613        $17.339        $30.483
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             38             48             50             70

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.293        $11.083         $9.410         $7.437
  Accumulation Unit Value at end of
   period                                $15.611        $13.293        $11.083         $9.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                479            455            449            300
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.225        $11.043        $10.101              -
  Accumulation Unit Value at end of
   period                                $15.508        $13.225        $11.043              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                442            427            308              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.225        $11.043         $9.582              -
  Accumulation Unit Value at end of
   period                                $15.508        $13.225        $11.043              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                442            427            308              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.877        $11.605         $9.883         $7.824
  Accumulation Unit Value at end of
   period                                $16.248        $13.877        $11.605         $9.883
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,001          1,036          1,092          1,126
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.742        $11.510        $10.015              -
  Accumulation Unit Value at end of
   period                                $16.067        $13.742        $11.510              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,038          3,042          2,953              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.192        $15.211        $12.926        $10.259
  Accumulation Unit Value at end of
   period                                $23.893        $18.192        $15.211        $12.926
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                319            311            206            146
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.014        $15.092        $13.716              -
  Accumulation Unit Value at end of
   period                                $23.612        $18.014        $15.092              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 77             36             16              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.870        $14.987        $12.774        $10.156
  Accumulation Unit Value at end of
   period                                $23.401        $17.870        $14.987        $12.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             44             24              7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.846        $14.975        $12.770        $10.156
  Accumulation Unit Value at end of
   period                                $23.358        $17.846        $14.975        $12.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67             59             52             37

16

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $29.427        $25.329        $17.173        $30.237        $23.204
  Accumulation Unit Value at end of
   period                                $24.958        $29.427        $25.329        $17.173        $30.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             55             63             63             77
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $29.427        $25.329        $17.173        $30.237        $23.204
  Accumulation Unit Value at end of
   period                                $24.958        $29.427        $25.329        $17.173        $30.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             55             63             63             77
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.501        $23.707        $16.097        $28.385        $21.816
  Accumulation Unit Value at end of
   period                                $23.290        $27.501        $23.707        $16.097        $28.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58             79            117            116            144
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.694        $22.171        $15.069              -              -
  Accumulation Unit Value at end of
   period                                $21.737        $25.694        $22.171              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,847          3,465          3,605              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.031        $23.337        $15.869        $28.026        $21.572
  Accumulation Unit Value at end of
   period                                $22.857        $27.031        $23.337        $15.869        $28.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                284            375            401            459            594
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.275        $22.740        $15.502              -              -
  Accumulation Unit Value at end of
   period                                $22.162        $26.275        $22.740              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                640            983          1,116              -              -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.053        $10.472         $7.951        $12.409        $10.958
  Accumulation Unit Value at end of
   period                                $11.366        $12.053        $10.472         $7.951        $12.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             23             24             19             24
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.913        $10.372         $7.890        $12.339        $10.918
  Accumulation Unit Value at end of
   period                                $11.211        $11.913        $10.372         $7.890        $12.339
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             34             41             42             39
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.844        $10.322         $7.860        $12.304        $10.898
  Accumulation Unit Value at end of
   period                                $11.135        $11.844        $10.322         $7.860        $12.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.810        $10.297         $7.845        $12.286        $10.888
  Accumulation Unit Value at end of
   period                                $11.097        $11.810        $10.297         $7.845        $12.286
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              7              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.707        $10.222         $7.800        $12.234        $10.858
  Accumulation Unit Value at end of
   period                                $10.984        $11.707        $10.222         $7.800        $12.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              5              6              2

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.755        $14.920        $13.567              -
  Accumulation Unit Value at end of
   period                                $23.204        $17.755        $14.920              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 70             64             23              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.755        $14.920        $12.930              -
  Accumulation Unit Value at end of
   period                                $23.204        $17.755        $14.920              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 70             64             23              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.718        $14.070        $12.034         $9.587
  Accumulation Unit Value at end of
   period                                $21.816        $16.718        $14.070        $12.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                154            122            107             98
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.556        $13.954        $12.126              -
  Accumulation Unit Value at end of
   period                                $21.572        $16.556        $13.954              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                625            693            564              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.515         $9.415              -              -
  Accumulation Unit Value at end of
   period                                $10.958        $10.515              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             13              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.498         $9.412              -              -
  Accumulation Unit Value at end of
   period                                $10.918        $10.498              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             12              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.489         $9.410              -              -
  Accumulation Unit Value at end of
   period                                $10.898        $10.489              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.485         $9.409              -              -
  Accumulation Unit Value at end of
   period                                $10.888        $10.485              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              8              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.472         $9.407              -              -
  Accumulation Unit Value at end of
   period                                $10.858        $10.472              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.707        $10.222         $7.800        $12.234        $10.858
  Accumulation Unit Value at end of
   period                                $10.984        $11.707        $10.222         $7.800        $12.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              5              6              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.605        $10.148         $7.755        $12.182        $10.828
  Accumulation Unit Value at end of
   period                                $10.872        $11.605        $10.148         $7.755        $12.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              9              9             10              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.537        $10.099         $7.725              -              -
  Accumulation Unit Value at end of
   period                                $10.798        $11.537        $10.099              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,285          1,384          1,458              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.503        $10.075         $7.711        $12.131        $10.798
  Accumulation Unit Value at end of
   period                                $10.761        $11.503        $10.075         $7.711        $12.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                107            105            122            121            118
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.337         $9.954         $7.637              -              -
  Accumulation Unit Value at end of
   period                                $10.578        $11.337         $9.954              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                194            237            253              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.263        $15.468        $11.516        $16.527        $16.081
  Accumulation Unit Value at end of
   period                                $17.507        $17.263        $15.468        $11.516        $16.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                878          1,036          1,156          1,289          1,560
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.966        $15.232        $11.363        $16.341        $15.932
  Accumulation Unit Value at end of
   period                                $17.172        $16.966        $15.232        $11.363        $16.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                834            981          1,039          1,013            913
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.811        $15.108        $11.282        $16.241        $15.849
  Accumulation Unit Value at end of
   period                                $16.998        $16.811        $15.108        $11.282        $16.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                122            140            159            171            204
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.747        $15.058        $11.250        $16.203        $15.820
  Accumulation Unit Value at end of
   period                                $16.925        $16.747        $15.058        $11.250        $16.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                256            322            375            432            645
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.537        $14.891        $11.143        $16.072        $15.716
  Accumulation Unit Value at end of
   period                                $16.687        $16.537        $14.891        $11.143        $16.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                420            549            661            757            907

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.472         $9.407              -              -
  Accumulation Unit Value at end of
   period                                $10.858        $10.472              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.458         $9.404              -              -
  Accumulation Unit Value at end of
   period                                $10.828        $10.458              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.445         $9.402              -              -
  Accumulation Unit Value at end of
   period                                $10.798        $10.445              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             32              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.730        $13.642        $12.097        $10.541
  Accumulation Unit Value at end of
   period                                $16.081        $13.730        $13.642        $12.097
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,562          1,514            864            176
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.630        $13.570        $12.893              -
  Accumulation Unit Value at end of
   period                                $15.932        $13.630        $13.570              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                569            250             14              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.573        $13.527        $12.030        $10.501
  Accumulation Unit Value at end of
   period                                $15.849        $13.573        $13.527        $12.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                211            212            108             18
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.555        $13.515        $12.026        $10.501
  Accumulation Unit Value at end of
   period                                $15.820        $13.555        $13.515        $12.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                664            635            555            288
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.486        $13.467        $12.801              -
  Accumulation Unit Value at end of
   period                                $15.716        $13.486        $13.467              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                913            951            524              -

18

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.537        $14.891        $11.143        $16.072        $15.716
  Accumulation Unit Value at end of
   period                                $16.687        $16.537        $14.891        $11.143        $16.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                420            549            661            757            907
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.317        $14.715        $11.027        $15.930        $15.600
  Accumulation Unit Value at end of
   period                                $16.441        $16.317        $14.715        $11.027        $15.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                274            278            309            384            440
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.176        $14.603        $10.954              -              -
  Accumulation Unit Value at end of
   period                                $16.283        $16.176        $14.603              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             23,140         27,757         31,451              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.106        $14.547        $10.918        $15.795        $15.491
  Accumulation Unit Value at end of
   period                                $16.204        $16.106        $14.547        $10.918        $15.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,241          2,721          3,336          3,948          4,952
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.761        $14.271        $10.737              -              -
  Accumulation Unit Value at end of
   period                                $15.817        $15.761        $14.271              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,660          5,732          6,844              -              -
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.911        $10.776         $8.385        $12.930        $12.288
  Accumulation Unit Value at end of
   period                                $11.620        $11.911        $10.776         $8.385        $12.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             31             35             38             45
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.706        $10.611         $8.274        $12.784        $12.173
  Accumulation Unit Value at end of
   period                                $11.398        $11.706        $10.611         $8.274        $12.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             15             16             18             20
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.599        $10.525         $8.215        $12.705        $12.111
  Accumulation Unit Value at end of
   period                                $11.282        $11.599        $10.525         $8.215        $12.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              4              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.555        $10.490         $8.192        $12.676        $12.089
  Accumulation Unit Value at end of
   period                                $11.234        $11.555        $10.490         $8.192        $12.676
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10              6              6              9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.410        $10.374         $8.113        $12.573        $12.009
  Accumulation Unit Value at end of
   period                                $11.076        $11.410        $10.374         $8.113        $12.573
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             23             25             16             22
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.410        $10.374         $8.113        $12.573        $12.009
  Accumulation Unit Value at end of
   period                                $11.076        $11.410        $10.374         $8.113        $12.573
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             23             25             16             22

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.486        $13.467        $12.155              -
  Accumulation Unit Value at end of
   period                                $15.716        $13.486        $13.467              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                913            951            524              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.407        $13.408        $11.966        $10.466
  Accumulation Unit Value at end of
   period                                $15.600        $13.407        $13.408        $11.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                424            353            304            258
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.333        $13.354        $12.086              -
  Accumulation Unit Value at end of
   period                                $15.491        $13.333        $13.354              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,954          3,407          2,942              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.186        $11.175        $10.452         $9.212
  Accumulation Unit Value at end of
   period                                $12.288        $11.186        $11.175        $10.452
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             45             27              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.104        $11.115        $10.404              -
  Accumulation Unit Value at end of
   period                                $12.173        $11.104        $11.115              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             10              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.058        $11.080        $10.395         $9.178
  Accumulation Unit Value at end of
   period                                $12.111        $11.058        $11.080        $10.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              4              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.043        $11.071        $10.391         $9.177
  Accumulation Unit Value at end of
   period                                $12.089        $11.043        $11.071        $10.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             24             23              6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.987        $11.031        $10.330              -
  Accumulation Unit Value at end of
   period                                $12.009        $10.987        $11.031              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             20             20              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.987        $11.031        $10.558              -
  Accumulation Unit Value at end of
   period                                $12.009        $10.987        $11.031              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             20             20              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.258        $10.251         $8.029        $12.462        $11.920
  Accumulation Unit Value at end of
   period                                $10.912        $11.258        $10.251         $8.029        $12.462
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             13             22             11             19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.161        $10.173         $7.976              -              -
  Accumulation Unit Value at end of
   period                                $10.807        $11.161        $10.173              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,754          2,121          2,435              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.112        $10.134         $7.949        $12.356        $11.837
  Accumulation Unit Value at end of
   period                                $10.755        $11.112        $10.134         $7.949        $12.356
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108            137            195            226            254
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.874         $9.941         $7.818              -              -
  Accumulation Unit Value at end of
   period                                $10.498        $10.874         $9.941              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                514            646            847              -              -
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.740         $9.488         $7.557        $11.767        $11.911
  Accumulation Unit Value at end of
   period                                $10.078        $10.740         $9.488         $7.557        $11.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              5              2              8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.615         $9.397         $7.499        $11.701        $11.867
  Accumulation Unit Value at end of
   period                                 $9.941        $10.615         $9.397         $7.499        $11.701
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             17             19             14             10
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.553         $9.352         $7.470        $11.668        $11.845
  Accumulation Unit Value at end of
   period                                 $9.873        $10.553         $9.352         $7.470        $11.668
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              4              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.522         $9.329         $7.456        $11.651        $11.834
  Accumulation Unit Value at end of
   period                                 $9.840        $10.522         $9.329         $7.456        $11.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              1              1              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.431         $9.262         $7.413        $11.602        $11.802
  Accumulation Unit Value at end of
   period                                 $9.739        $10.431         $9.262         $7.413        $11.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              8              2              2              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.431         $9.262         $7.413        $11.602        $11.802
  Accumulation Unit Value at end of
   period                                 $9.739        $10.431         $9.262         $7.413        $11.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              8              2              2              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.340         $9.195         $7.370        $11.552        $11.769
  Accumulation Unit Value at end of
   period                                 $9.640        $10.340         $9.195         $7.370        $11.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             10             11              9             12

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.922        $10.982        $10.339         $9.147
  Accumulation Unit Value at end of
   period                                $11.920        $10.922        $10.982        $10.339
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             17              7              8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.862        $10.938        $10.499              -
  Accumulation Unit Value at end of
   period                                $11.837        $10.862        $10.938              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                292            255            256              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.349         $9.714              -              -
  Accumulation Unit Value at end of
   period                                $11.911        $10.349              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              5              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.332         $9.711              -              -
  Accumulation Unit Value at end of
   period                                $11.867        $10.332              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              2              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.323         $9.709              -              -
  Accumulation Unit Value at end of
   period                                $11.845        $10.323              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.319         $9.709              -              -
  Accumulation Unit Value at end of
   period                                $11.834        $10.319              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.306         $9.706              -              -
  Accumulation Unit Value at end of
   period                                $11.802        $10.306              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.306         $9.706              -              -
  Accumulation Unit Value at end of
   period                                $11.802        $10.306              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.293         $9.704              -              -
  Accumulation Unit Value at end of
   period                                $11.769        $10.293              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              2              -              -

20

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.280         $9.150         $7.342              -              -
  Accumulation Unit Value at end of
   period                                 $9.574        $10.280         $9.150              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                562            682            631              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.250         $9.128         $7.328        $11.503        $11.737
  Accumulation Unit Value at end of
   period                                 $9.541        $10.250         $9.128         $7.328        $11.503
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80             67             57             43             54
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.101         $9.018         $7.258              -              -
  Accumulation Unit Value at end of
   period                                 $9.380        $10.101         $9.018              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                165            226            195              -              -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.333        $12.831        $11.039        $15.287        $15.859
  Accumulation Unit Value at end of
   period                                $16.100        $15.333        $12.831        $11.039        $15.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                417            484            532            599            777
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.100        $12.661        $10.914        $15.145        $15.743
  Accumulation Unit Value at end of
   period                                $15.823        $15.100        $12.661        $10.914        $15.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                224            264            266            274            264
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.985        $12.577        $10.853        $15.074        $15.685
  Accumulation Unit Value at end of
   period                                $15.686        $14.985        $12.577        $10.853        $15.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 88            100            102            101            134
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.927        $12.535        $10.822        $15.039        $15.657
  Accumulation Unit Value at end of
   period                                $15.618        $14.927        $12.535        $10.822        $15.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                123            142            177            200            303
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.756        $12.410        $10.730        $14.934        $15.571
  Accumulation Unit Value at end of
   period                                $15.416        $14.756        $12.410        $10.730        $14.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                210            248            283            328            438
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.756        $12.410        $10.730        $14.934        $15.571
  Accumulation Unit Value at end of
   period                                $15.416        $14.756        $12.410        $10.730        $14.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                210            248            283            328            438
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.588        $12.286        $10.639        $14.830        $15.485
  Accumulation Unit Value at end of
   period                                $15.217        $14.588        $12.286        $10.639        $14.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                104             80             92            105            142
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.476        $12.205        $10.579              -              -
  Accumulation Unit Value at end of
   period                                $15.086        $14.476        $12.205              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,804         12,444         13,263              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.280         $9.701              -              -
  Accumulation Unit Value at end of
   period                                $11.737        $10.280              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39              8              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.670        $13.343        $12.136        $10.480
  Accumulation Unit Value at end of
   period                                $15.859        $13.670        $13.343        $12.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                863            873            550             58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.597        $13.299        $12.418              -
  Accumulation Unit Value at end of
   period                                $15.743        $13.597        $13.299              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                214            140             14              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.561        $13.276        $12.111        $10.477
  Accumulation Unit Value at end of
   period                                $15.685        $13.561        $13.276        $12.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                162            179             91             13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.543        $13.265        $12.107        $10.476
  Accumulation Unit Value at end of
   period                                $15.657        $13.543        $13.265        $12.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                362            375            356            145
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.489        $13.232        $12.362              -
  Accumulation Unit Value at end of
   period                                $15.571        $13.489        $13.232              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                523            575            404              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.489        $13.232        $12.238              -
  Accumulation Unit Value at end of
   period                                $15.571        $13.489        $13.232              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                523            575            404              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.435        $13.199        $12.083        $10.474
  Accumulation Unit Value at end of
   period                                $15.485        $13.435        $13.199        $12.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                162            142            134             85
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.421        $12.164        $10.549        $14.726        $15.400
  Accumulation Unit Value at end of
   period                                $15.020        $14.421        $12.164        $10.549        $14.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                937          1,087          1,138          1,306          1,634
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.147        $11.963        $10.401              -              -
  Accumulation Unit Value at end of
   period                                $14.698        $14.147        $11.963              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,544          3,082          3,247              -              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.987         $7.863         $6.146         $9.264         $9.259
  Accumulation Unit Value at end of
   period                                 $9.521         $9.987         $7.863         $6.146         $9.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             31             14              4              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.922         $7.828         $6.131         $9.259         $9.257
  Accumulation Unit Value at end of
   period                                 $9.440         $9.922         $7.828         $6.131         $9.259
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             39             21             10              2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.890         $7.810         $6.123         $9.256         $9.255
  Accumulation Unit Value at end of
   period                                 $9.399         $9.890         $7.810         $6.123         $9.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              4              3              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.873         $7.801         $6.119         $9.255         $9.255
  Accumulation Unit Value at end of
   period                                 $9.379         $9.873         $7.801         $6.119         $9.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             28             21              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.825         $7.774         $6.107         $9.251         $9.253
  Accumulation Unit Value at end of
   period                                 $9.319         $9.825         $7.774         $6.107         $9.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             48             48              4              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.825         $7.774         $6.107         $9.251         $9.253
  Accumulation Unit Value at end of
   period                                 $9.319         $9.825         $7.774         $6.107         $9.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             48             48              4              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.777         $7.748         $6.095         $9.247         $9.251
  Accumulation Unit Value at end of
   period                                 $9.259         $9.777         $7.748         $6.095         $9.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             26             20             11              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.745         $7.730         $6.088              -              -
  Accumulation Unit Value at end of
   period                                 $9.220         $9.745         $7.730              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,224          1,334            830              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.729         $7.721         $6.084         $9.243         $9.249
  Accumulation Unit Value at end of
   period                                 $9.200         $9.729         $7.721         $6.084         $9.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 93            134             99            121              4

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.381        $13.166        $12.211              -
  Accumulation Unit Value at end of
   period                                $15.400        $13.381        $13.166              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,212            896            816              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

22

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.649         $7.677         $6.064              -              -
  Accumulation Unit Value at end of
   period                                 $9.102         $9.649         $7.677              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                258            277            210              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.968        $11.840         $8.325        $14.616        $13.264
  Accumulation Unit Value at end of
   period                                $14.110        $14.968        $11.840         $8.325        $14.616
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80             91            102            123            136
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.674        $11.631         $8.194        $14.415        $13.108
  Accumulation Unit Value at end of
   period                                $13.805        $14.674        $11.631         $8.194        $14.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             50             50             48             55
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.484        $11.492         $8.105        $14.272        $12.991
  Accumulation Unit Value at end of
   period                                $13.613        $14.484        $11.492         $8.105        $14.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              9             11             10             13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.429        $11.454         $8.082        $14.238        $12.967
  Accumulation Unit Value at end of
   period                                $13.554        $14.429        $11.454         $8.082        $14.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             35             35             40             53
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.248        $11.327         $8.004        $14.123        $12.881
  Accumulation Unit Value at end of
   period                                $13.364        $14.248        $11.327         $8.004        $14.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             26             36             31             36
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.248        $11.327         $8.004        $14.123        $12.881
  Accumulation Unit Value at end of
   period                                $13.364        $14.248        $11.327         $8.004        $14.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             26             36             31             36
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.730        $11.728         $8.300        $14.667        $13.398
  Accumulation Unit Value at end of
   period                                $13.796        $14.730        $11.728         $8.300        $14.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                181            220            248            298            369
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.452         $6.736         $4.772              -              -
  Accumulation Unit Value at end of
   period                                 $7.908         $8.452         $6.736              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,232          6,510          6,954              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.478        $11.544         $8.183        $14.481        $13.248
  Accumulation Unit Value at end of
   period                                $13.539        $14.478        $11.544         $8.183        $14.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                667            857          1,084          1,128          1,575

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.320        $11.869        $10.749         $8.868
  Accumulation Unit Value at end of
   period                                $13.264        $12.320        $11.869        $10.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                160            173            200            178
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.199        $11.777        $10.937              -
  Accumulation Unit Value at end of
   period                                $13.108        $12.199        $11.777              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             30             24              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.102        $11.695        $10.623         $8.779
  Accumulation Unit Value at end of
   period                                $12.991        $12.102        $11.695        $10.623
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             20             15              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.086        $11.685        $10.619         $8.778
  Accumulation Unit Value at end of
   period                                $12.967        $12.086        $11.685        $10.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             71             86             71
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.024        $11.643        $10.817              -
  Accumulation Unit Value at end of
   period                                $12.881        $12.024        $11.643              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             41             27              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.024        $11.643        $10.942              -
  Accumulation Unit Value at end of
   period                                $12.881        $12.024        $11.643              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             41             27              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.525        $12.146        $11.071         $9.168
  Accumulation Unit Value at end of
   period                                $13.398        $12.525        $12.146        $11.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                415            467            504            507
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.403        $12.046        $11.352              -
  Accumulation Unit Value at end of
   period                                $13.248        $12.403        $12.046              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,793          1,863          2,155              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.073        $11.249         $7.993              -              -
  Accumulation Unit Value at end of
   period                                $13.127        $14.073        $11.249              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                938          1,356          1,621              -              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.868        $18.944        $15.165        $17.207        $16.357
  Accumulation Unit Value at end of
   period                                $21.245        $20.868        $18.944        $15.165        $17.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                300            355            354            397            473
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $20.458        $18.609        $14.926        $16.971        $16.165
  Accumulation Unit Value at end of
   period                                $20.786        $20.458        $18.609        $14.926        $16.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                148            175            184            220            188
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.195        $18.387        $14.763        $16.802        $16.020
  Accumulation Unit Value at end of
   period                                $20.497        $20.195        $18.387        $14.763        $16.802
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             51             58             63             71
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.117        $18.326        $14.722        $16.763        $15.991
  Accumulation Unit Value at end of
   period                                $20.409        $20.117        $18.326        $14.722        $16.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                116            136            156            179            240
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $19.865        $18.123        $14.580        $16.627        $15.885
  Accumulation Unit Value at end of
   period                                $20.123        $19.865        $18.123        $14.580        $16.627
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                147            192            222            229            245
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.865        $18.123        $14.580        $16.627        $15.885
  Accumulation Unit Value at end of
   period                                $20.123        $19.865        $18.123        $14.580        $16.627
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                147            192            222            229            245
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.122        $17.472        $14.077        $16.078        $15.383
  Accumulation Unit Value at end of
   period                                $19.341        $19.122        $17.472        $14.077        $16.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                208            235            267            307            346
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.170        $16.619        $13.404              -              -
  Accumulation Unit Value at end of
   period                                $18.360        $18.170        $16.619              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,843          8,792          9,258              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.795        $17.199        $13.878        $15.874        $15.211
  Accumulation Unit Value at end of
   period                                $18.982        $18.795        $17.199        $13.878        $15.874
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,137          1,384          1,606          1,546          2,051
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.269        $16.759        $13.557              -              -
  Accumulation Unit Value at end of
   period                                $18.405        $18.269        $16.759              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,797          2,164          2,723              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.219        $15.103        $13.859        $12.974
  Accumulation Unit Value at end of
   period                                $16.357        $15.219        $15.103        $13.859
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                466            500            367            220
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.070        $14.985        $14.595              -
  Accumulation Unit Value at end of
   period                                $16.165        $15.070        $14.985              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 97             47             15              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.950        $14.881        $13.696        $12.844
  Accumulation Unit Value at end of
   period                                $16.020        $14.950        $14.881        $13.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73             74             53             14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.930        $14.868        $13.692        $12.844
  Accumulation Unit Value at end of
   period                                $15.991        $14.930        $14.868        $13.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                248            310            323            213
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.854        $14.814        $14.436              -
  Accumulation Unit Value at end of
   period                                $15.885        $14.854        $14.814              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                262            293            179              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.854        $14.814        $13.803              -
  Accumulation Unit Value at end of
   period                                $15.885        $14.854        $14.814              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                262            293            179              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.406        $14.389        $13.290        $12.489
  Accumulation Unit Value at end of
   period                                $15.383        $14.406        $14.389        $13.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                340            344            347            362
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.266        $14.271        $13.334              -
  Accumulation Unit Value at end of
   period                                $15.211        $14.266        $14.271              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,989          1,919          1,935              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

24

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.194         $1.206         $1.216         $1.202         $1.157
  Accumulation Unit Value at end of
   period                                 $1.183         $1.194         $1.206         $1.216         $1.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,168          3,428          6,154         10,892          2,483
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.171         $1.184         $1.197         $1.186         $1.143
  Accumulation Unit Value at end of
   period                                 $1.157         $1.171         $1.184         $1.197         $1.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,059            569            622          2,116            311
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.156         $1.170         $1.184         $1.174         $1.133
  Accumulation Unit Value at end of
   period                                 $1.141         $1.156         $1.170         $1.184         $1.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                142            218            418          1,063             27
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.151         $1.166         $1.181         $1.171         $1.131
  Accumulation Unit Value at end of
   period                                 $1.136         $1.151         $1.166         $1.181         $1.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,018          1,192          2,102          7,519          2,274
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.137         $1.153         $1.169         $1.162         $1.123
  Accumulation Unit Value at end of
   period                                 $1.120         $1.137         $1.153         $1.169         $1.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,040          1,347          2,267          7,776          1,432
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.137         $1.153         $1.169         $1.162         $1.123
  Accumulation Unit Value at end of
   period                                 $1.120         $1.137         $1.153         $1.169         $1.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,040          1,347          2,267          7,776          1,432
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.124         $1.142         $1.160         $1.154         $1.117
  Accumulation Unit Value at end of
   period                                 $1.106         $1.124         $1.142         $1.160         $1.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,020          2,453          3,654          7,579          3,281
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.056         $1.074         $1.092              -              -
  Accumulation Unit Value at end of
   period                                 $1.038         $1.056         $1.074              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            110,786        115,774        152,111              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.105         $1.124         $1.143         $1.139         $1.105
  Accumulation Unit Value at end of
   period                                 $1.086         $1.105         $1.124         $1.143         $1.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,827         15,763         21,812         46,516         31,906
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.074         $1.096         $1.117              -              -
  Accumulation Unit Value at end of
   period                                 $1.053         $1.074         $1.096              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             36,251         37,863         52,220              -              -
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.158         $1.089         $0.743         $1.555         $1.546
  Accumulation Unit Value at end of
   period                                 $1.113         $1.158         $1.089         $0.743         $1.555
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                619            723            833            920          1,213

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.115         $1.095         $1.095         $1.097
  Accumulation Unit Value at end of
   period                                 $1.157         $1.115         $1.095         $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,716          1,071            550          1,100
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.104         $1.086         $1.085              -
  Accumulation Unit Value at end of
   period                                 $1.143         $1.104         $1.086              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                162             11              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.095         $1.079         $1.082         $1.086
  Accumulation Unit Value at end of
   period                                 $1.133         $1.095         $1.079         $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62             51             40              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.094         $1.078         $1.082         $1.086
  Accumulation Unit Value at end of
   period                                 $1.131         $1.094         $1.078         $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                508            707            345            513
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.088         $1.074         $1.074              -
  Accumulation Unit Value at end of
   period                                 $1.123         $1.088         $1.074              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                364            476            113              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.088         $1.074         $1.079              -
  Accumulation Unit Value at end of
   period                                 $1.123         $1.088         $1.074              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                364            476            113              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.084         $1.071         $1.078         $1.084
  Accumulation Unit Value at end of
   period                                 $1.117         $1.084         $1.071         $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,560          2,890          3,559          5,453
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.074         $1.063         $1.070              -
  Accumulation Unit Value at end of
   period                                 $1.105         $1.074         $1.063              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,501          9,395          8,001              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.379         $1.317         $1.197         $1.024
  Accumulation Unit Value at end of
   period                                 $1.546         $1.379         $1.317         $1.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,407          1,481          1,518          1,198

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.137         $1.072         $0.732         $1.536         $1.530
  Accumulation Unit Value at end of
   period                                 $1.090         $1.137         $1.072         $0.732         $1.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                129            176            246            234            241
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.126         $1.062         $0.726         $1.525         $1.521
  Accumulation Unit Value at end of
   period                                 $1.078         $1.126         $1.062         $0.726         $1.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51            132            167            167            166
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.121         $1.058         $0.724         $1.522         $1.518
  Accumulation Unit Value at end of
   period                                 $1.073         $1.121         $1.058         $0.724         $1.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                288            366            533            716            905
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.107         $1.047         $0.717         $1.509         $1.508
  Accumulation Unit Value at end of
   period                                 $1.058         $1.107         $1.047         $0.717         $1.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                236            306            311            368            420
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.107         $1.047         $0.717         $1.509         $1.508
  Accumulation Unit Value at end of
   period                                 $1.058         $1.107         $1.047         $0.717         $1.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                236            306            311            368            420
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.091         $1.032         $0.709         $1.493         $1.494
  Accumulation Unit Value at end of
   period                                 $1.041         $1.091         $1.032         $0.709         $1.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                833          1,057          1,164          1,341          1,432
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.081         $1.024         $0.704              -              -
  Accumulation Unit Value at end of
   period                                 $1.030         $1.081         $1.024              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,976         14,252         17,849              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.076         $1.020         $0.701         $1.479         $1.482
  Accumulation Unit Value at end of
   period                                 $1.025         $1.076         $1.020         $0.701         $1.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,266          3,563          4,649          4,926          7,069
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.051         $0.999         $0.688              -              -
  Accumulation Unit Value at end of
   period                                 $0.999         $1.051         $0.999              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,140          6,852         10,280              -              -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.256         $1.098         $0.915         $1.607         $1.448
  Accumulation Unit Value at end of
   period                                 $1.146         $1.256         $1.098         $0.915         $1.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                253            286            321            507            412

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.367         $1.308         $1.205              -
  Accumulation Unit Value at end of
   period                                 $1.530         $1.367         $1.308              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                242            147             78              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.360         $1.303         $1.188         $1.018
  Accumulation Unit Value at end of
   period                                 $1.521         $1.360         $1.303         $1.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                150            135            122             34
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.359         $1.302         $1.187         $1.018
  Accumulation Unit Value at end of
   period                                 $1.518         $1.359         $1.302         $1.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,121          1,279          1,328          1,094
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.352         $1.297         $1.196              -
  Accumulation Unit Value at end of
   period                                 $1.508         $1.352         $1.297              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                485            659            682              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.352         $1.297         $1.201              -
  Accumulation Unit Value at end of
   period                                 $1.508         $1.352         $1.297              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                485            659            682              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.341         $1.289         $1.179         $1.012
  Accumulation Unit Value at end of
   period                                 $1.494         $1.341         $1.289         $1.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,629          1,875          2,135          2,389
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.333         $1.283         $1.191              -
  Accumulation Unit Value at end of
   period                                 $1.482         $1.333         $1.283              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,893          9,718         10,819              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.375         $1.276         $1.208         $1.029
  Accumulation Unit Value at end of
   period                                 $1.448         $1.375         $1.276         $1.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                472            379            393            342

26

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.233         $1.080         $0.902         $1.587         $1.433
  Accumulation Unit Value at end of
   period                                 $1.122         $1.233         $1.080         $0.902         $1.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             45             63             52             39
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.220         $1.070         $0.895         $1.576         $1.424
  Accumulation Unit Value at end of
   period                                 $1.110         $1.220         $1.070         $0.895         $1.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             76             46             65             83
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.216         $1.066         $0.892         $1.572         $1.422
  Accumulation Unit Value at end of
   period                                 $1.105         $1.216         $1.066         $0.892         $1.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                216            265            280            359            465
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.200         $1.055         $0.884         $1.559         $1.412
  Accumulation Unit Value at end of
   period                                 $1.090         $1.200         $1.055         $0.884         $1.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                166            182            189            254            239
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.200         $1.055         $0.884         $1.559         $1.412
  Accumulation Unit Value at end of
   period                                 $1.090         $1.200         $1.055         $0.884         $1.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                166            182            189            254            239
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.182         $1.040         $0.873         $1.543         $1.399
  Accumulation Unit Value at end of
   period                                 $1.071         $1.182         $1.040         $0.873         $1.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                205            360            427            417            515
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.171         $1.032         $0.867              -              -
  Accumulation Unit Value at end of
   period                                 $1.061         $1.171         $1.032              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,421          6,348          7,833              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.166         $1.027         $0.864         $1.528         $1.388
  Accumulation Unit Value at end of
   period                                 $1.055         $1.166         $1.027         $0.864         $1.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,413          1,960          2,643          2,937          3,598
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.139         $1.006         $0.848              -              -
  Accumulation Unit Value at end of
   period                                 $1.028         $1.139         $1.006              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,707          3,929          5,184              -              -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.532         $7.252         $5.142         $9.800         $9.559
  Accumulation Unit Value at end of
   period                                 $7.847         $8.532         $7.252         $5.142         $9.800
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              2              2              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.477         $7.219         $5.129         $9.795         $9.556
  Accumulation Unit Value at end of
   period                                 $7.780         $8.477         $7.219         $5.129         $9.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.364         $1.267         $1.182              -
  Accumulation Unit Value at end of
   period                                 $1.433         $1.364         $1.267              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             19             18              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.357         $1.262         $1.199         $1.022
  Accumulation Unit Value at end of
   period                                 $1.424         $1.357         $1.262         $1.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 94             71             44             23
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.355         $1.261         $1.198         $1.022
  Accumulation Unit Value at end of
   period                                 $1.422         $1.355         $1.261         $1.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                516            520            509            341
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.348         $1.257         $1.172              -
  Accumulation Unit Value at end of
   period                                 $1.412         $1.348         $1.257              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                271            304            267              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.348         $1.257         $1.216              -
  Accumulation Unit Value at end of
   period                                 $1.412         $1.348         $1.257              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                271            304            267              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.338         $1.249         $1.190         $1.017
  Accumulation Unit Value at end of
   period                                 $1.399         $1.338         $1.249         $1.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                514            246            287            302
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.329         $1.243         $1.206              -
  Accumulation Unit Value at end of
   period                                 $1.388         $1.329         $1.243              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,313          2,286          2,219              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.449         $7.202         $5.123         $9.792         $9.555
  Accumulation Unit Value at end of
   period                                 $7.746         $8.449         $7.202         $5.123         $9.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.435         $7.194         $5.119         $9.791         $9.554
  Accumulation Unit Value at end of
   period                                 $7.730         $8.435         $7.194         $5.119         $9.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.393         $7.170         $5.109         $9.786         $9.552
  Accumulation Unit Value at end of
   period                                 $7.680         $8.393         $7.170         $5.109         $9.786
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.393         $7.170         $5.109         $9.786         $9.552
  Accumulation Unit Value at end of
   period                                 $7.680         $8.393         $7.170         $5.109         $9.786
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.352         $7.145         $5.100         $9.782         $9.550
  Accumulation Unit Value at end of
   period                                 $7.631         $8.352         $7.145         $5.100         $9.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              7              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.325         $7.129         $5.093              -              -
  Accumulation Unit Value at end of
   period                                 $7.598         $8.325         $7.129              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                351            154            203              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.311         $7.121         $5.090         $9.778         $9.548
  Accumulation Unit Value at end of
   period                                 $7.582         $8.311         $7.121         $5.090         $9.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             48             50             23              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.243         $7.080         $5.073              -              -
  Accumulation Unit Value at end of
   period                                 $7.501         $8.243         $7.080              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                143             39             58              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.214        $11.255         $8.856        $12.798        $11.950
  Accumulation Unit Value at end of
   period                                $12.091        $12.214        $11.255         $8.856        $12.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             19             27             31             46
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.072        $11.147         $8.788        $12.726        $11.907
  Accumulation Unit Value at end of
   period                                $11.926        $12.072        $11.147         $8.788        $12.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             19             16             16             17
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.002        $11.093         $8.755        $12.690        $11.885
  Accumulation Unit Value at end of
   period                                $11.845        $12.002        $11.093         $8.755        $12.690
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             10              8              8             11

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.338         $9.638              -              -
  Accumulation Unit Value at end of
   period                                $11.950        $10.338              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52              1              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.321         $9.635              -              -
  Accumulation Unit Value at end of
   period                                $11.907        $10.321              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.312         $9.633              -              -
  Accumulation Unit Value at end of
   period                                $11.885        $10.312              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              -              -              -

28

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.967        $11.066         $8.738        $12.672        $11.874
  Accumulation Unit Value at end of
   period                                $11.805        $11.967        $11.066         $8.738        $12.672
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6             22             24             30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.862        $10.986         $8.688        $12.618        $11.841
  Accumulation Unit Value at end of
   period                                $11.684        $11.862        $10.986         $8.688        $12.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             13             14             12             11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.862        $10.986         $8.688        $12.618        $11.841
  Accumulation Unit Value at end of
   period                                $11.684        $11.862        $10.986         $8.688        $12.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             13             14             12             11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.759        $10.907         $8.638        $12.564        $11.809
  Accumulation Unit Value at end of
   period                                $11.565        $11.759        $10.907         $8.638        $12.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             41             51             65             71
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.691        $10.854         $8.605              -              -
  Accumulation Unit Value at end of
   period                                $11.486        $11.691        $10.854              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,892          2,627          3,246              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.656        $10.828         $8.588        $12.511        $11.776
  Accumulation Unit Value at end of
   period                                $11.447        $11.656        $10.828         $8.588        $12.511
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                180            230            301            324            487
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.488        $10.697         $8.506              -              -
  Accumulation Unit Value at end of
   period                                $11.253        $11.488        $10.697              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                693            927          1,229              -              -
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.384         $1.325         $1.338         $1.203         $1.142
  Accumulation Unit Value at end of
   period                                 $1.479         $1.384         $1.325         $1.338         $1.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,315          2,787          3,201          4,224          1,953
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.358         $1.303         $1.319         $1.188         $1.130
  Accumulation Unit Value at end of
   period                                 $1.449         $1.358         $1.303         $1.319         $1.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,224          1,560          1,572          2,576            724
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.345         $1.292         $1.308         $1.179         $1.123
  Accumulation Unit Value at end of
   period                                 $1.433         $1.345         $1.292         $1.308         $1.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                207            291            357            466            231

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.308         $9.632              -              -
  Accumulation Unit Value at end of
   period                                $11.874        $10.308              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.295         $9.630              -              -
  Accumulation Unit Value at end of
   period                                $11.841        $10.295              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.295         $9.630              -              -
  Accumulation Unit Value at end of
   period                                $11.841        $10.295              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.282         $9.627              -              -
  Accumulation Unit Value at end of
   period                                $11.809        $10.282              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84              3              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.269         $9.625              -              -
  Accumulation Unit Value at end of
   period                                $11.776        $10.269              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                641              2              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.113         $1.105         $1.088         $1.101
  Accumulation Unit Value at end of
   period                                 $1.142         $1.113         $1.105         $1.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,893          1,813          1,769          1,960
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.104         $1.098         $1.098              -
  Accumulation Unit Value at end of
   period                                 $1.130         $1.104         $1.098              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                319            195             18              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.098         $1.094         $1.080         $1.094
  Accumulation Unit Value at end of
   period                                 $1.123         $1.098         $1.094         $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                227            248            180             66

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.339         $1.287         $1.304         $1.177         $1.121
  Accumulation Unit Value at end of
   period                                 $1.427         $1.339         $1.287         $1.304         $1.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                819            945          1,381          1,722            576
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.323         $1.273         $1.292         $1.167         $1.114
  Accumulation Unit Value at end of
   period                                 $1.407         $1.323         $1.273         $1.292         $1.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,017          1,025          1,251          1,615            527
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.323         $1.273         $1.292         $1.167         $1.114
  Accumulation Unit Value at end of
   period                                 $1.407         $1.323         $1.273         $1.292         $1.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,017          1,025          1,251          1,615            527
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.303         $1.256         $1.276         $1.155         $1.103
  Accumulation Unit Value at end of
   period                                 $1.383         $1.303         $1.256         $1.276         $1.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,469          1,530          2,235          2,729          1,611
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.291         $1.245         $1.267              -              -
  Accumulation Unit Value at end of
   period                                 $1.369         $1.291         $1.245              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             91,836        110,869        128,780              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.285         $1.240         $1.262         $1.144         $1.095
  Accumulation Unit Value at end of
   period                                 $1.362         $1.285         $1.240         $1.262         $1.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,075         13,115         16,370         23,556         17,926
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.255         $1.215         $1.240              -              -
  Accumulation Unit Value at end of
   period                                 $1.328         $1.255         $1.215              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             23,618         29,090         36,975              -              -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.156         $1.929         $1.440         $2.438         $2.145
  Accumulation Unit Value at end of
   period                                 $1.992         $2.156         $1.929         $1.440         $2.438
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                229            164            204            188            297
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $2.117         $1.897         $1.419         $2.408         $2.123
  Accumulation Unit Value at end of
   period                                 $1.951         $2.117         $1.897         $1.419         $2.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 87             80            162             69             91
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.095         $1.880         $1.408         $2.391         $2.110
  Accumulation Unit Value at end of
   period                                 $1.930         $2.095         $1.880         $1.408         $2.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             14             14             14             14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.087         $1.874         $1.404         $2.385         $2.106
  Accumulation Unit Value at end of
   period                                 $1.922         $2.087         $1.874         $1.404         $2.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             58             50             88            135

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.097         $1.093         $1.079         $1.094
  Accumulation Unit Value at end of
   period                                 $1.121         $1.097         $1.093         $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                440            550            747            651
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.091         $1.089         $1.089              -
  Accumulation Unit Value at end of
   period                                 $1.114         $1.091         $1.089              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                305            310            230              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.091         $1.089         $1.082              -
  Accumulation Unit Value at end of
   period                                 $1.114         $1.091         $1.089              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                305            310            230              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.083         $1.082         $1.072         $1.089
  Accumulation Unit Value at end of
   period                                 $1.103         $1.083         $1.082         $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,745          1,408          1,389          1,625
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.076         $1.077         $1.073              -
  Accumulation Unit Value at end of
   period                                 $1.095         $1.076         $1.077              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,651         16,870         17,892              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.689         $1.446         $1.177         $0.976
  Accumulation Unit Value at end of
   period                                 $2.145         $1.689         $1.446         $1.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                273            214             88             68
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.675         $1.436         $1.300              -
  Accumulation Unit Value at end of
   period                                 $2.123         $1.675         $1.436              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             20             18              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.666         $1.431         $1.168         $0.970
  Accumulation Unit Value at end of
   period                                 $2.110         $1.666         $1.431         $1.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             19             15              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.664         $1.429         $1.168         $0.970
  Accumulation Unit Value at end of
   period                                 $2.106         $1.664         $1.429         $1.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 94             33             22              4

30

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $2.061         $1.853         $1.390         $2.366         $2.092
  Accumulation Unit Value at end of
   period                                 $1.895         $2.061         $1.853         $1.390         $2.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89             94            128            107            204
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.061         $1.853         $1.390         $2.366         $2.092
  Accumulation Unit Value at end of
   period                                 $1.895         $2.061         $1.853         $1.390         $2.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89             94            128            107            204
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.030         $1.828         $1.373         $2.341         $2.073
  Accumulation Unit Value at end of
   period                                 $1.863         $2.030         $1.828         $1.373         $2.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                111            141            171            182            362
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.011         $1.813         $1.363              -              -
  Accumulation Unit Value at end of
   period                                 $1.844         $2.011         $1.813              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,664         22,724         26,186              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.002         $1.805         $1.358         $2.319         $2.057
  Accumulation Unit Value at end of
   period                                 $1.835         $2.002         $1.805         $1.358         $2.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,408          1,945          2,416          2,492          2,927
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.956         $1.768         $1.334              -              -
  Accumulation Unit Value at end of
   period                                 $1.788         $1.956         $1.768              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,170          5,152          6,359              -              -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.901         $1.682         $1.304         $1.841         $1.697
  Accumulation Unit Value at end of
   period                                 $1.763         $1.901         $1.682         $1.304         $1.841
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,539          1,683          1,840          2,267          2,658
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.866         $1.654         $1.285         $1.818         $1.679
  Accumulation Unit Value at end of
   period                                 $1.727         $1.866         $1.654         $1.285         $1.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                690            838            915            990            859
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.847         $1.639         $1.275         $1.806         $1.669
  Accumulation Unit Value at end of
   period                                 $1.708         $1.847         $1.639         $1.275         $1.806
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                228            322            372            413            484
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.840         $1.634         $1.271         $1.801         $1.666
  Accumulation Unit Value at end of
   period                                 $1.701         $1.840         $1.634         $1.271         $1.801
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                793            916          1,039          1,333          1,636
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.817         $1.616         $1.259         $1.787         $1.655
  Accumulation Unit Value at end of
   period                                 $1.677         $1.817         $1.616         $1.259         $1.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                623            696            922            955          1,113

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.655         $1.424         $1.289              -
  Accumulation Unit Value at end of
   period                                 $2.092         $1.655         $1.424              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                208            158            122              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.655         $1.424         $1.201              -
  Accumulation Unit Value at end of
   period                                 $2.092         $1.655         $1.424              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                208            158            122              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.643         $1.415         $1.160         $0.965
  Accumulation Unit Value at end of
   period                                 $2.073         $1.643         $1.415         $1.160
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                365            257            107             45
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.632         $1.409         $1.191              -
  Accumulation Unit Value at end of
   period                                 $2.057         $1.632         $1.409              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,675          1,353            987              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.540         $1.445         $1.281         $1.117
  Accumulation Unit Value at end of
   period                                 $1.697         $1.540         $1.445         $1.281
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,947          3,244          2,998          2,083
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.527         $1.435         $1.349              -
  Accumulation Unit Value at end of
   period                                 $1.679         $1.527         $1.435              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                392            242            138              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.519         $1.429         $1.272         $1.111
  Accumulation Unit Value at end of
   period                                 $1.669         $1.519         $1.429         $1.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                515            554            436            183
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.517         $1.428         $1.271         $1.111
  Accumulation Unit Value at end of
   period                                 $1.666         $1.517         $1.428         $1.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,903          2,300          2,259          1,587
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.509         $1.423         $1.338              -
  Accumulation Unit Value at end of
   period                                 $1.655         $1.509         $1.423              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,276          1,525          1,096              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.817         $1.616         $1.259         $1.787         $1.655
  Accumulation Unit Value at end of
   period                                 $1.677         $1.817         $1.616         $1.259         $1.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                623            696            922            955          1,113
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.790         $1.594         $1.244         $1.768         $1.640
  Accumulation Unit Value at end of
   period                                 $1.649         $1.790         $1.594         $1.244         $1.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,006          1,217          1,230          1,507          2,055
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.773         $1.580         $1.235              -              -
  Accumulation Unit Value at end of
   period                                 $1.632         $1.773         $1.580              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,463         22,332         27,075              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.765         $1.574         $1.230         $1.751         $1.627
  Accumulation Unit Value at end of
   period                                 $1.624         $1.765         $1.574         $1.230         $1.751
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,528          6,006          7,742          8,705         13,380
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.725         $1.542         $1.208              -              -
  Accumulation Unit Value at end of
   period                                 $1.583         $1.725         $1.542              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,072          8,082         11,304              -              -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.811        $12.418        $10.336        $15.191        $14.580
  Accumulation Unit Value at end of
   period                                $15.547        $15.811        $12.418        $10.336        $15.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             10             10             11              7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.584        $12.264        $10.229        $15.064        $14.486
  Accumulation Unit Value at end of
   period                                $15.294        $15.584        $12.264        $10.229        $15.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              7              4              1              3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.472        $12.189        $10.176        $15.000        $14.440
  Accumulation Unit Value at end of
   period                                $15.169        $15.472        $12.189        $10.176        $15.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              -              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.417        $12.151        $10.149        $14.969        $14.417
  Accumulation Unit Value at end of
   period                                $15.107        $15.417        $12.151        $10.149        $14.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              2              1              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.251        $12.038        $10.070        $14.875        $14.348
  Accumulation Unit Value at end of
   period                                $14.922        $15.251        $12.038        $10.070        $14.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             11              8              4              7

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.509         $1.423         $1.292              -
  Accumulation Unit Value at end of
   period                                 $1.655         $1.509         $1.423              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,276          1,525          1,096              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.498         $1.414         $1.263         $1.105
  Accumulation Unit Value at end of
   period                                 $1.640         $1.498         $1.414         $1.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,049          2,216          2,408          1,735
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.488         $1.407         $1.281              -
  Accumulation Unit Value at end of
   period                                 $1.627         $1.488         $1.407              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,965         15,227         14,939              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.533        $11.703        $10.799        $10.290
  Accumulation Unit Value at end of
   period                                $14.580        $12.533        $11.703        $10.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8              7              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.478        $11.675        $10.776              -
  Accumulation Unit Value at end of
   period                                $14.486        $12.478        $11.675              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.450        $11.661        $10.792        $10.288
  Accumulation Unit Value at end of
   period                                $14.440        $12.450        $11.661        $10.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.437        $11.654        $10.791        $10.288
  Accumulation Unit Value at end of
   period                                $14.417        $12.437        $11.654        $10.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.396        $11.633        $10.742              -
  Accumulation Unit Value at end of
   period                                $14.348        $12.396        $11.633              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              6              3              -

32

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.251        $12.038        $10.070        $14.875        $14.348
  Accumulation Unit Value at end of
   period                                $14.922        $15.251        $12.038        $10.070        $14.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             11              8              4              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.087        $11.927         $9.992        $14.781        $14.279
  Accumulation Unit Value at end of
   period                                $14.740        $15.087        $11.927         $9.992        $14.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             44             47             41             42
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.979        $11.853         $9.940              -              -
  Accumulation Unit Value at end of
   period                                $14.619        $14.979        $11.853              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,887          2,199          2,348              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.925        $11.816         $9.914        $14.688        $14.210
  Accumulation Unit Value at end of
   period                                $14.559        $14.925        $11.816         $9.914        $14.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                217            267            301            353            289
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.658        $11.634         $9.786              -              -
  Accumulation Unit Value at end of
   period                                $14.264        $14.658        $11.634              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                340            410            500              -              -
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.732              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.252              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.730              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.237              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.728              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.230              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.728              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.227              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.726              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.216              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.726              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.216              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  ----------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.396        $11.633        $11.077              -
  Accumulation Unit Value at end of
   period                                $14.348        $12.396        $11.633              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              6              3              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.354        $11.612        $10.784        $10.286
  Accumulation Unit Value at end of
   period                                $14.279        $12.354        $11.612        $10.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             11              7              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.314        $11.591        $11.067              -
  Accumulation Unit Value at end of
   period                                $14.210        $12.314        $11.591              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                181             49             26              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.724              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.205              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.722              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.197              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                485              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.722              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.194              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 99              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.718              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.176              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                268              -              -              -              -
MFS CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.501         $9.045         $6.895        $11.440        $10.391
  Accumulation Unit Value at end of
   period                                $10.296        $10.501         $9.045         $6.895        $11.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             83             97            114            145
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.295         $8.885         $6.786        $11.283        $10.268
  Accumulation Unit Value at end of
   period                                $10.073        $10.295         $8.885         $6.786        $11.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              4              4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.162         $8.779         $6.712        $11.171        $10.176
  Accumulation Unit Value at end of
   period                                 $9.933        $10.162         $8.779         $6.712        $11.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              9             10             10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.123         $8.749         $6.693        $11.145        $10.158
  Accumulation Unit Value at end of
   period                                 $9.891        $10.123         $8.749         $6.693        $11.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             24             33             40             52
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.996         $8.652         $6.629        $11.054        $10.091
  Accumulation Unit Value at end of
   period                                 $9.752         $9.996         $8.652         $6.629        $11.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             12             18             24             24
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.996         $8.652         $6.629        $11.054        $10.091
  Accumulation Unit Value at end of
   period                                 $9.752         $9.996         $8.652         $6.629        $11.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             12             18             24             24
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.263         $8.030         $6.161        $10.290         $9.407
  Accumulation Unit Value at end of
   period                                 $9.023         $9.263         $8.030         $6.161        $10.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             41             62             70             98

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  ----------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.218         $9.152         $8.215         $7.258
  Accumulation Unit Value at end of
   period                                $10.391         $9.218         $9.152         $8.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                178            204            217            192
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.128         $9.080         $8.353              -
  Accumulation Unit Value at end of
   period                                $10.268         $9.128         $9.080              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              6              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.055         $9.017         $8.118         $7.185
  Accumulation Unit Value at end of
   period                                $10.176         $9.055         $9.017         $8.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             14             19              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.043         $9.009         $8.116         $7.184
  Accumulation Unit Value at end of
   period                                $10.158         $9.043         $9.009         $8.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             63             77             66
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.997         $8.977         $8.262              -
  Accumulation Unit Value at end of
   period                                $10.091         $8.997         $8.977              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             30             30              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.997         $8.977         $8.316              -
  Accumulation Unit Value at end of
   period                                $10.091         $8.997         $8.977              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             30             30              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.400         $8.394         $7.584         $6.725
  Accumulation Unit Value at end of
   period                                 $9.407         $8.400         $8.394         $7.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                105            140            178            197

34

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.937         $6.019         $4.623              -              -
  Accumulation Unit Value at end of
   period                                 $6.750         $6.937         $6.019              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                314            361            418              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.104         $7.904         $6.074        $10.159         $9.302
  Accumulation Unit Value at end of
   period                                 $8.855         $9.104         $7.904         $6.074        $10.159
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             81             99            109            140
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.850         $7.702         $5.933              -              -
  Accumulation Unit Value at end of
   period                                 $8.586         $8.850         $7.702              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 88            122            152              -              -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.373        $15.610        $11.940        $18.201        $16.827
  Accumulation Unit Value at end of
   period                                $16.465        $17.373        $15.610        $11.940        $18.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             19             22             23             40
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.032        $15.334        $11.752        $17.950        $16.629
  Accumulation Unit Value at end of
   period                                $16.109        $17.032        $15.334        $11.752        $17.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              5              8
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.812        $15.151        $11.624        $17.772        $16.480
  Accumulation Unit Value at end of
   period                                $15.885        $16.812        $15.151        $11.624        $17.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.748        $15.100        $11.591        $17.731        $16.450
  Accumulation Unit Value at end of
   period                                $15.816        $16.748        $15.100        $11.591        $17.731
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              2              3              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.537        $14.933        $11.480        $17.587        $16.342
  Accumulation Unit Value at end of
   period                                $15.594        $16.537        $14.933        $11.480        $17.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              2              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.537        $14.933        $11.480        $17.587        $16.342
  Accumulation Unit Value at end of
   period                                $15.594        $16.537        $14.933        $11.480        $17.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              2              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.611        $14.118        $10.869        $16.677        $15.519
  Accumulation Unit Value at end of
   period                                $14.699        $15.611        $14.118        $10.869        $16.677
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              4              3              3              9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.985        $12.660         $9.757              -              -
  Accumulation Unit Value at end of
   period                                $13.155        $13.985        $12.660              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                253            284            326              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.318         $8.325         $7.733              -
  Accumulation Unit Value at end of
   period                                 $9.302         $8.318         $8.325              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                173            211            234              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.655        $12.803        $10.927         $9.379
  Accumulation Unit Value at end of
   period                                $16.827        $13.655        $12.803        $10.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             32             26             25
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.521        $12.703        $11.623              -
  Accumulation Unit Value at end of
   period                                $16.629        $13.521        $12.703              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              1              1              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.414        $12.614        $10.799         $9.285
  Accumulation Unit Value at end of
   period                                $16.480        $13.414        $12.614        $10.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.396        $12.604        $10.795         $9.284
  Accumulation Unit Value at end of
   period                                $16.450        $13.396        $12.604        $10.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              3              3              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.327        $12.558        $11.496              -
  Accumulation Unit Value at end of
   period                                $16.342        $13.327        $12.558              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              3              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.327        $12.558        $10.958              -
  Accumulation Unit Value at end of
   period                                $16.342        $13.327        $12.558              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              3              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.676        $11.962        $10.276         $8.853
  Accumulation Unit Value at end of
   period                                $15.519        $12.676        $11.962        $10.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10             16             16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.344        $13.897        $10.715        $16.466        $15.345
  Accumulation Unit Value at end of
   period                                $14.426        $15.344        $13.897        $10.715        $16.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             34             40             47             96
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.915        $13.542        $10.468              -              -
  Accumulation Unit Value at end of
   period                                $13.987        $14.915        $13.542              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 77            111            147              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.310         $9.025         $6.618        $10.675         $8.894
  Accumulation Unit Value at end of
   period                                $10.180        $10.310         $9.025         $6.618        $10.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             62             74             94            107
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.108         $8.865         $6.514        $10.528         $8.789
  Accumulation Unit Value at end of
   period                                 $9.960        $10.108         $8.865         $6.514        $10.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             13             12             10              6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.977         $8.759         $6.442        $10.424         $8.711
  Accumulation Unit Value at end of
   period                                 $9.821         $9.977         $8.759         $6.442        $10.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.939         $8.730         $6.424        $10.399         $8.695
  Accumulation Unit Value at end of
   period                                 $9.779         $9.939         $8.730         $6.424        $10.399
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              9             10             11             16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.814         $8.633         $6.362        $10.315         $8.637
  Accumulation Unit Value at end of
   period                                 $9.642         $9.814         $8.633         $6.362        $10.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             12             13             10              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.814         $8.633         $6.362        $10.315         $8.637
  Accumulation Unit Value at end of
   period                                 $9.642         $9.814         $8.633         $6.362        $10.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             12             13             10              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.579         $8.439         $6.229        $10.114         $8.481
  Accumulation Unit Value at end of
   period                                 $9.397         $9.579         $8.439         $6.229        $10.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69             71             96            123            151
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.312         $5.566         $4.113              -              -
  Accumulation Unit Value at end of
   period                                 $6.185         $6.312         $5.566              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,422          1,177          1,351              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.415         $8.307         $6.141         $9.985         $8.386
  Accumulation Unit Value at end of
   period                                 $9.222         $9.415         $8.307         $6.141         $9.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                145            170            181            199            329

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.553        $11.863        $10.380              -
  Accumulation Unit Value at end of
   period                                $15.345        $12.553        $11.863              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                103            101            102              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.322         $7.694         $6.877         $6.099
  Accumulation Unit Value at end of
   period                                 $8.894         $8.322         $7.694         $6.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                114            142            167            186
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.240         $7.634         $6.950              -
  Accumulation Unit Value at end of
   period                                 $8.789         $8.240         $7.634              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              4              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.175         $7.581         $6.796         $6.037
  Accumulation Unit Value at end of
   period                                 $8.711         $8.175         $7.581         $6.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              3              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.164         $7.575         $6.793         $6.037
  Accumulation Unit Value at end of
   period                                 $8.695         $8.164         $7.575         $6.793
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             24             24             24
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.122         $7.547         $6.874              -
  Accumulation Unit Value at end of
   period                                 $8.637         $8.122         $7.547              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              5              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.122         $7.547         $6.989              -
  Accumulation Unit Value at end of
   period                                 $8.637         $8.122         $7.547              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              5              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.987         $7.433         $6.687         $5.953
  Accumulation Unit Value at end of
   period                                 $8.481         $7.987         $7.433         $6.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                160            207            226            239
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.910         $7.372         $6.846              -
  Accumulation Unit Value at end of
   period                                 $8.386         $7.910         $7.372              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                295            325            368              -

36

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.152         $8.095         $5.999              -              -
  Accumulation Unit Value at end of
   period                                 $8.941         $9.152         $8.095              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                312            350            399              -              -
MFS HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.925        $14.012         $9.750        $13.722        $13.612
  Accumulation Unit Value at end of
   period                                $16.422        $15.925        $14.012         $9.750        $13.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                175            195            242            218            222
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.612        $13.765         $9.597        $13.533        $13.452
  Accumulation Unit Value at end of
   period                                $16.067        $15.612        $13.765         $9.597        $13.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             46             56             14             15
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.411        $13.601         $9.492        $13.398        $13.331
  Accumulation Unit Value at end of
   period                                $15.844        $15.411        $13.601         $9.492        $13.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             16             17             12             20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.352        $13.555         $9.465        $13.367        $13.307
  Accumulation Unit Value at end of
   period                                $15.775        $15.352        $13.555         $9.465        $13.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64             62             77            100            130
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.159        $13.405         $9.375        $13.259        $13.219
  Accumulation Unit Value at end of
   period                                $15.554        $15.159        $13.405         $9.375        $13.259
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             33             34             48             61
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.159        $13.405         $9.375        $13.259        $13.219
  Accumulation Unit Value at end of
   period                                $15.554        $15.159        $13.405         $9.375        $13.259
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             33             34             48             61
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.563        $12.897         $9.033        $12.795        $12.775
  Accumulation Unit Value at end of
   period                                $14.920        $14.563        $12.897         $9.033        $12.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             83             87            101            118
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.556        $12.904         $9.047              -              -
  Accumulation Unit Value at end of
   period                                $14.898        $14.556        $12.904              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,767          3,472          3,424              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.314        $12.696         $8.905        $12.633        $12.632
  Accumulation Unit Value at end of
   period                                $14.643        $14.314        $12.696         $8.905        $12.633
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                556            627            795            608            866

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.450        $12.304        $11.380        $10.444
  Accumulation Unit Value at end of
   period                                $13.612        $12.450        $12.304        $11.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                251            289            335            295
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.328        $12.207        $11.995              -
  Accumulation Unit Value at end of
   period                                $13.452        $12.328        $12.207              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             13             11              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.230        $12.122        $11.246        $10.339
  Accumulation Unit Value at end of
   period                                $13.331        $12.230        $12.122        $11.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             17             19             14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.214        $12.112        $11.242        $10.339
  Accumulation Unit Value at end of
   period                                $13.307        $12.214        $12.112        $11.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                165            187            220            181
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.151        $12.069        $11.864              -
  Accumulation Unit Value at end of
   period                                $13.219        $12.151        $12.069              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 77             87             51              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.151        $12.069        $11.317              -
  Accumulation Unit Value at end of
   period                                $13.219        $12.151        $12.069              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 77             87             51              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.761        $11.699        $10.891        $10.033
  Accumulation Unit Value at end of
   period                                $12.775        $11.761        $11.699        $10.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                136            137            160            190
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.647        $11.602        $10.910              -
  Accumulation Unit Value at end of
   period                                $12.632        $11.647        $11.602              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                998          1,035          1,186              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.913        $12.372         $8.699              -              -
  Accumulation Unit Value at end of
   period                                $14.198        $13.913        $12.372              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                900          1,093          1,401              -              -
MFS INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.657         $8.667         $6.270        $10.027         $9.091
  Accumulation Unit Value at end of
   period                                 $9.620         $9.657         $8.667         $6.270        $10.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             58             71             95            119
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.467         $8.514         $6.172         $9.890         $8.984
  Accumulation Unit Value at end of
   period                                 $9.413         $9.467         $8.514         $6.172         $9.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             11             11             16             20
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.345         $8.413         $6.104         $9.791         $8.903
  Accumulation Unit Value at end of
   period                                 $9.282         $9.345         $8.413         $6.104         $9.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              4              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.309         $8.385         $6.087         $9.768         $8.887
  Accumulation Unit Value at end of
   period                                 $9.242         $9.309         $8.385         $6.087         $9.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              9             10             13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.192         $8.292         $6.028         $9.689         $8.828
  Accumulation Unit Value at end of
   period                                 $9.112         $9.192         $8.292         $6.028         $9.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              6              6              8              8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.192         $8.292         $6.028         $9.689         $8.828
  Accumulation Unit Value at end of
   period                                 $9.112         $9.192         $8.292         $6.028         $9.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              6              6              8              8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.678         $7.840         $5.708         $9.189         $8.385
  Accumulation Unit Value at end of
   period                                 $8.589         $8.678         $7.840         $5.708         $9.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                190            230            265            316            425
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.735         $6.091         $4.439              -              -
  Accumulation Unit Value at end of
   period                                 $6.660         $6.735         $6.091              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                839            939          1,250              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.529         $7.717         $5.628         $9.072         $8.291
  Accumulation Unit Value at end of
   period                                 $8.430         $8.529         $7.717         $5.628         $9.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                421            532            726            838          1,271
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.291         $7.520         $5.497              -              -
  Accumulation Unit Value at end of
   period                                 $8.173         $8.291         $7.520              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                284            309            413              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.531         $8.243         $7.621         $6.977
  Accumulation Unit Value at end of
   period                                 $9.091         $8.531         $8.243         $7.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                146            168            190            223
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.448         $8.178         $7.565              -
  Accumulation Unit Value at end of
   period                                 $8.984         $8.448         $8.178              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             20             17              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.380         $8.121         $7.532         $6.907
  Accumulation Unit Value at end of
   period                                 $8.903         $8.380         $8.121         $7.532
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              5              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.369         $8.114         $7.529         $6.907
  Accumulation Unit Value at end of
   period                                 $8.887         $8.369         $8.114         $7.529
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             21             30             27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.326         $8.085         $7.482              -
  Accumulation Unit Value at end of
   period                                 $8.828         $8.326         $8.085              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9              6              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.326         $8.085         $7.685              -
  Accumulation Unit Value at end of
   period                                 $8.828         $8.326         $8.085              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9              6              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.920         $7.702         $7.168         $6.587
  Accumulation Unit Value at end of
   period                                 $8.385         $7.920         $7.702         $7.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                487            518            568            603
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.843         $7.639         $7.281              -
  Accumulation Unit Value at end of
   period                                 $8.291         $7.843         $7.639              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,600          1,723          1,794              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

38

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.424        $10.381         $8.259        $12.459        $11.403
  Accumulation Unit Value at end of
   period                                $11.070        $11.424        $10.381         $8.259        $12.459
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80             95            119            141            174
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.200        $10.198         $8.129        $12.288        $11.269
  Accumulation Unit Value at end of
   period                                $10.830        $11.200        $10.198         $8.129        $12.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             24             24             23             26
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.055        $10.076         $8.040        $12.166        $11.168
  Accumulation Unit Value at end of
   period                                $10.680        $11.055        $10.076         $8.040        $12.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             12              9             12             15
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.013        $10.043         $8.017        $12.138        $11.148
  Accumulation Unit Value at end of
   period                                $10.634        $11.013        $10.043         $8.017        $12.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             13             17             20             38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.875         $9.931         $7.941        $12.039        $11.074
  Accumulation Unit Value at end of
   period                                $10.484        $10.875         $9.931         $7.941        $12.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             23             24             14             28
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.875         $9.931         $7.941        $12.039        $11.074
  Accumulation Unit Value at end of
   period                                $10.484        $10.875         $9.931         $7.941        $12.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             23             24             14             28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.532         $8.718         $6.981        $10.601         $9.765
  Accumulation Unit Value at end of
   period                                 $9.176         $9.532         $8.718         $6.981        $10.601
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                158            181            205            240            328
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.326         $8.538         $6.844              -              -
  Accumulation Unit Value at end of
   period                                 $8.968         $9.326         $8.538              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,136          7,490          8,615              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.369         $8.582         $6.882        $10.466         $9.656
  Accumulation Unit Value at end of
   period                                 $9.006         $9.369         $8.582         $6.882        $10.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                525            619            838            959          1,323
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.107         $8.363         $6.723              -              -
  Accumulation Unit Value at end of
   period                                 $8.732         $9.107         $8.363              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,449          1,865          2,270              -              -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.903         $4.596         $3.273         $6.821         $6.270
  Accumulation Unit Value at end of
   period                                 $5.495         $5.903         $4.596         $3.273         $6.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                155            172            202            217            284

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.188         $9.584         $8.689         $7.764
  Accumulation Unit Value at end of
   period                                $11.403        $10.188         $9.584         $8.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                209            232            292            330
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.088         $9.510         $8.795              -
  Accumulation Unit Value at end of
   period                                $11.269        $10.088         $9.510              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             38             25              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.008         $9.443         $8.587         $7.686
  Accumulation Unit Value at end of
   period                                $11.168        $10.008         $9.443         $8.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             15              7              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.995         $9.435         $8.584         $7.686
  Accumulation Unit Value at end of
   period                                $11.148         $9.995         $9.435         $8.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             44             44             36
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.944         $9.401         $8.699              -
  Accumulation Unit Value at end of
   period                                $11.074         $9.944         $9.401              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             26             18              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.944         $9.401         $8.666              -
  Accumulation Unit Value at end of
   period                                $11.074         $9.944         $9.401              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             26             18              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.782         $8.315         $7.588         $6.805
  Accumulation Unit Value at end of
   period                                 $9.765         $8.782         $8.315         $7.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                372            422            458            446
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.696         $8.247         $7.622              -
  Accumulation Unit Value at end of
   period                                 $9.656         $8.696         $8.247              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,400          1,416          1,420              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.172         $6.044         $5.326         $4.541
  Accumulation Unit Value at end of
   period                                 $6.270         $6.172         $6.044         $5.326
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                310            343            337            252

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $5.787         $4.515         $3.221         $6.727         $6.196
  Accumulation Unit Value at end of
   period                                 $5.377         $5.787         $4.515         $3.221         $6.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58             68             52             50             51
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.719         $4.467         $3.190         $6.669         $6.149
  Accumulation Unit Value at end of
   period                                 $5.309         $5.719         $4.467         $3.190         $6.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             24             25             30             37
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.698         $4.452         $3.181         $6.653         $6.137
  Accumulation Unit Value at end of
   period                                 $5.286         $5.698         $4.452         $3.181         $6.653
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             68             68             75            106
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $5.626         $4.403         $3.151         $6.599         $6.097
  Accumulation Unit Value at end of
   period                                 $5.212         $5.626         $4.403         $3.151         $6.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             59             47             52             59
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.626         $4.403         $3.151         $6.599         $6.097
  Accumulation Unit Value at end of
   period                                 $5.212         $5.626         $4.403         $3.151         $6.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             59             47             52             59
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.523         $4.329         $3.102         $6.508         $6.022
  Accumulation Unit Value at end of
   period                                 $5.109         $5.523         $4.329         $3.102         $6.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                200            245            271            327            422
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.906         $4.634         $3.324              -              -
  Accumulation Unit Value at end of
   period                                 $5.458         $5.906         $4.634              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,894          2,527          2,332              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.438         $4.269         $3.064         $6.437         $5.965
  Accumulation Unit Value at end of
   period                                 $5.023         $5.438         $4.269         $3.064         $6.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                458            607            780            857          1,159
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.300         $4.170         $3.001              -              -
  Accumulation Unit Value at end of
   period                                 $4.882         $5.300         $4.170              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                770          1,163          1,405              -              -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.797        $15.400         $9.527        $15.853        $15.611
  Accumulation Unit Value at end of
   period                                $18.485        $20.797        $15.400         $9.527        $15.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             30             24             26             43

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.112         $5.996         $5.498              -
  Accumulation Unit Value at end of
   period                                 $6.196         $6.112         $5.996              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56             46             43              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.071         $5.962         $5.270         $4.501
  Accumulation Unit Value at end of
   period                                 $6.149         $6.071         $5.962         $5.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             49             48             19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.063         $5.957         $5.268         $4.501
  Accumulation Unit Value at end of
   period                                 $6.137         $6.063         $5.957         $5.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                124            157            179            153
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.032         $5.936         $5.446              -
  Accumulation Unit Value at end of
   period                                 $6.097         $6.032         $5.936              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             90             76              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.032         $5.936         $5.514              -
  Accumulation Unit Value at end of
   period                                 $6.097         $6.032         $5.936              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             90             76              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.967         $5.880         $5.216         $4.464
  Accumulation Unit Value at end of
   period                                 $6.022         $5.967         $5.880         $5.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                501            612            712            777
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.919         $5.842         $5.442              -
  Accumulation Unit Value at end of
   period                                 $5.965         $5.919         $5.842              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,547          1,656          1,935              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.921        $13.353        $12.656        $10.574
  Accumulation Unit Value at end of
   period                                $15.611        $13.921        $13.353        $12.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             51             56             54

40

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $20.388        $15.127         $9.377        $15.635        $15.428
  Accumulation Unit Value at end of
   period                                $18.086        $20.388        $15.127         $9.377        $15.635
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             10             11             12             13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.125        $14.947         $9.275        $15.480        $15.290
  Accumulation Unit Value at end of
   period                                $17.834        $20.125        $14.947         $9.275        $15.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              2              2              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.048        $14.897         $9.248        $15.443        $15.261
  Accumulation Unit Value at end of
   period                                $17.757        $20.048        $14.897         $9.248        $15.443
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             12             11             10             16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $19.796        $14.732         $9.160        $15.318        $15.161
  Accumulation Unit Value at end of
   period                                $17.508        $19.796        $14.732         $9.160        $15.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             10              6              4              8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.796        $14.732         $9.160        $15.318        $15.161
  Accumulation Unit Value at end of
   period                                $17.508        $19.796        $14.732         $9.160        $15.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             10              6              4              8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.007        $13.420         $8.357        $13.997        $13.873
  Accumulation Unit Value at end of
   period                                $15.901        $18.007        $13.420         $8.357        $13.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             45             55             55             66
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.782         $8.790         $5.479              -              -
  Accumulation Unit Value at end of
   period                                $10.394        $11.782         $8.790              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,570          4,460          5,088              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.699        $13.210         $8.238        $13.819        $13.718
  Accumulation Unit Value at end of
   period                                $15.606        $17.699        $13.210         $8.238        $13.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                192            270            288            271            388
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.203        $12.873         $8.048              -              -
  Accumulation Unit Value at end of
   period                                $15.131        $17.203        $12.873              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                663            941          1,107              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.694        $11.925        $10.364        $10.716        $10.382
  Accumulation Unit Value at end of
   period                                $13.422        $12.694        $11.925        $10.364        $10.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                124             89            105             43             14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.547        $11.810        $10.285        $10.656        $10.344
  Accumulation Unit Value at end of
   period                                $13.240        $12.547        $11.810        $10.285        $10.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58             41             37             20              3

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.784        $13.249        $12.006              -
  Accumulation Unit Value at end of
   period                                $15.428        $13.784        $13.249              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              9              5              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.675        $13.157        $12.507        $10.468
  Accumulation Unit Value at end of
   period                                $15.290        $13.675        $13.157        $12.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              6              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.656        $13.146        $12.503        $10.468
  Accumulation Unit Value at end of
   period                                $15.261        $13.656        $13.146        $12.503
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             29             36             22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.587        $13.098        $11.875              -
  Accumulation Unit Value at end of
   period                                $15.161        $13.587        $13.098              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              4              4              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.587        $13.098        $13.184              -
  Accumulation Unit Value at end of
   period                                $15.161        $13.587        $13.098              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              4              4              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.451        $12.022        $11.468         $9.618
  Accumulation Unit Value at end of
   period                                $13.873        $12.451        $12.022        $11.468
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 86             98            110            134
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.331        $11.923        $12.035              -
  Accumulation Unit Value at end of
   period                                $13.718        $12.331        $11.923              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                472            513            519              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.073         $9.989              -              -
  Accumulation Unit Value at end of
   period                                $10.382        $10.073              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              1              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.057         $9.986              -              -
  Accumulation Unit Value at end of
   period                                $10.344        $10.057              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.474        $11.754        $10.246        $10.626        $10.325
  Accumulation Unit Value at end of
   period                                $13.150        $12.474        $11.754        $10.246        $10.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              9              6              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.438        $11.725        $10.226        $10.611        $10.316
  Accumulation Unit Value at end of
   period                                $13.106        $12.438        $11.725        $10.226        $10.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             30             16              6              9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.330        $11.641        $10.168        $10.567        $10.288
  Accumulation Unit Value at end of
   period                                $12.972        $12.330        $11.641        $10.168        $10.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69             63             54             12              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.330        $11.641        $10.168        $10.567        $10.288
  Accumulation Unit Value at end of
   period                                $12.972        $12.330        $11.641        $10.168        $10.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69             63             54             12              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.223        $11.557        $10.110        $10.522        $10.260
  Accumulation Unit Value at end of
   period                                $12.841        $12.223        $11.557        $10.110        $10.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             68             66             45             31
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.152        $11.502        $10.072              -              -
  Accumulation Unit Value at end of
   period                                $12.753        $12.152        $11.502              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,231          4,694          4,163              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.117        $11.474        $10.052        $10.478        $10.232
  Accumulation Unit Value at end of
   period                                $12.710        $12.117        $11.474        $10.052        $10.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                482            526            472            328            277
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.942        $11.337         $9.957              -              -
  Accumulation Unit Value at end of
   period                                $12.495        $11.942        $11.337              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                898            993            846              -              -
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.561        $12.355         $9.532        $16.704        $14.947
  Accumulation Unit Value at end of
   period                                $11.971        $13.561        $12.355         $9.532        $16.704
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              7              7              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.408        $12.240         $9.462        $16.615        $14.897
  Accumulation Unit Value at end of
   period                                $11.813        $13.408        $12.240         $9.462        $16.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              6              6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.332        $12.183         $9.427        $16.571        $14.872
  Accumulation Unit Value at end of
   period                                $11.734        $13.332        $12.183         $9.427        $16.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              2              2              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.049         $9.984              -              -
  Accumulation Unit Value at end of
   period                                $10.325        $10.049              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.045         $9.984              -              -
  Accumulation Unit Value at end of
   period                                $10.316        $10.045              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.032         $9.981              -              -
  Accumulation Unit Value at end of
   period                                $10.288        $10.032              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.032         $9.981              -              -
  Accumulation Unit Value at end of
   period                                $10.288        $10.032              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.020         $9.979              -              -
  Accumulation Unit Value at end of
   period                                $10.260        $10.020              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.008         $9.977              -              -
  Accumulation Unit Value at end of
   period                                $10.232        $10.008              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             15              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.018        $10.019              -              -
  Accumulation Unit Value at end of
   period                                $14.947        $12.018              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              3              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.002        $10.019              -              -
  Accumulation Unit Value at end of
   period                                $14.897        $12.002              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              2              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.994        $10.019              -              -
  Accumulation Unit Value at end of
   period                                $14.872        $11.994              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

42

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.294        $12.154         $9.410        $16.549        $14.860
  Accumulation Unit Value at end of
   period                                $11.695        $13.294        $12.154         $9.410        $16.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              5              4              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.181        $12.069         $9.358        $16.483        $14.823
  Accumulation Unit Value at end of
   period                                $11.578        $13.181        $12.069         $9.358        $16.483
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.181        $12.069         $9.358        $16.483        $14.823
  Accumulation Unit Value at end of
   period                                $11.578        $13.181        $12.069         $9.358        $16.483
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.070        $11.985         $9.307        $16.417        $14.785
  Accumulation Unit Value at end of
   period                                $11.463        $13.070        $11.985         $9.307        $16.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              6              6              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.996        $11.929         $9.272              -              -
  Accumulation Unit Value at end of
   period                                $11.387        $12.996        $11.929              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,181          1,228          1,382              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.959        $11.901         $9.255        $16.351        $14.748
  Accumulation Unit Value at end of
   period                                $11.349        $12.959        $11.901         $9.255        $16.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69             80            115            129            105
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.776        $11.763         $9.171              -              -
  Accumulation Unit Value at end of
   period                                $11.161        $12.776        $11.763              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                186            237            265              -              -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.285        $10.701         $8.276        $13.072        $11.658
  Accumulation Unit Value at end of
   period                                $12.114        $12.285        $10.701         $8.276        $13.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             47             42             50             27
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.143        $10.598         $8.212        $12.998        $11.615
  Accumulation Unit Value at end of
   period                                $11.950        $12.143        $10.598         $8.212        $12.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92            105            112            123             83
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.072        $10.547         $8.181        $12.961        $11.593
  Accumulation Unit Value at end of
   period                                $11.868        $12.072        $10.547         $8.181        $12.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              1              -              1              1

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.990        $10.019              -              -
  Accumulation Unit Value at end of
   period                                $14.860        $11.990              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.977        $10.019              -              -
  Accumulation Unit Value at end of
   period                                $14.823        $11.977              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.977        $10.019              -              -
  Accumulation Unit Value at end of
   period                                $14.823        $11.977              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.965        $10.019              -              -
  Accumulation Unit Value at end of
   period                                $14.785        $11.965              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              1              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.953        $10.019              -              -
  Accumulation Unit Value at end of
   period                                $14.748        $11.953              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51              8              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.653         $9.479              -              -
  Accumulation Unit Value at end of
   period                                $11.658        $10.653              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.635         $9.476              -              -
  Accumulation Unit Value at end of
   period                                $11.615        $10.635              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              2              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.626         $9.474              -              -
  Accumulation Unit Value at end of
   period                                $11.593        $10.626              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.037        $10.522         $8.165        $12.943        $11.583
  Accumulation Unit Value at end of
   period                                $11.828        $12.037        $10.522         $8.165        $12.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             19              9             11              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.932        $10.445         $8.118        $12.888        $11.551
  Accumulation Unit Value at end of
   period                                $11.707        $11.932        $10.445         $8.118        $12.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             23             39             21             11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.932        $10.445         $8.118        $12.888        $11.551
  Accumulation Unit Value at end of
   period                                $11.707        $11.932        $10.445         $8.118        $12.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             23             39             21             11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.828        $10.370         $8.072        $12.833        $11.519
  Accumulation Unit Value at end of
   period                                $11.587        $11.828        $10.370         $8.072        $12.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             11              3              2              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.759        $10.320         $8.041              -              -
  Accumulation Unit Value at end of
   period                                $11.508        $11.759        $10.320              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                297            247            301              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.725        $10.295         $8.025        $12.779        $11.487
  Accumulation Unit Value at end of
   period                                $11.469        $11.725        $10.295         $8.025        $12.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             26             28             23             38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.555        $10.171         $7.949              -              -
  Accumulation Unit Value at end of
   period                                $11.275        $11.555        $10.171              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 88             66             90              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.125        $14.808        $12.666        $16.421        $15.908
  Accumulation Unit Value at end of
   period                                $16.255        $16.125        $14.808        $12.666        $16.421
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,078          1,251          1,410          1,654          2,013
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.808        $14.546        $12.467        $16.196        $15.720
  Accumulation Unit Value at end of
   period                                $15.904        $15.808        $14.546        $12.467        $16.196
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                373            433            469            524            501
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.604        $14.373        $12.331        $16.035        $15.580
  Accumulation Unit Value at end of
   period                                $15.683        $15.604        $14.373        $12.331        $16.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108            129            136            146            171
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.544        $14.325        $12.296        $15.997        $15.551
  Accumulation Unit Value at end of
   period                                $15.615        $15.544        $14.325        $12.296        $15.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                404            487            569            679            973

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.622         $9.473              -              -
  Accumulation Unit Value at end of
   period                                $11.583        $10.622              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.608         $9.471              -              -
  Accumulation Unit Value at end of
   period                                $11.551        $10.608              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.608         $9.471              -              -
  Accumulation Unit Value at end of
   period                                $11.551        $10.608              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.595         $9.468              -              -
  Accumulation Unit Value at end of
   period                                $11.519        $10.595              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.582         $9.466              -              -
  Accumulation Unit Value at end of
   period                                $11.487        $10.582              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              3              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.352        $14.092        $12.780        $11.833
  Accumulation Unit Value at end of
   period                                $15.908        $14.352        $14.092        $12.780
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,153          2,363          2,012          1,459
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.212        $13.982        $13.276              -
  Accumulation Unit Value at end of
   period                                $15.720        $14.212        $13.982              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                339            237            114              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.099        $13.885        $12.629        $11.714
  Accumulation Unit Value at end of
   period                                $15.580        $14.099        $13.885        $12.629
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                203            233            167             46
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.080        $13.873        $12.625        $11.714
  Accumulation Unit Value at end of
   period                                $15.551        $14.080        $13.873        $12.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,069          1,254          1,299            961

44

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.349        $14.167        $12.178        $15.868        $15.448
  Accumulation Unit Value at end of
   period                                $15.396        $15.349        $14.167        $12.178        $15.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                401            466            553            654            694
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.349        $14.167        $12.178        $15.868        $15.448
  Accumulation Unit Value at end of
   period                                $15.396        $15.349        $14.167        $12.178        $15.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                401            466            553            654            694
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.105        $13.037        $11.224        $14.647        $14.281
  Accumulation Unit Value at end of
   period                                $14.127        $14.105        $13.037        $11.224        $14.647
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                452            460            620            657            786
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.210        $12.222        $10.533              -              -
  Accumulation Unit Value at end of
   period                                $13.217        $13.210        $12.222              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,381         13,818         15,685              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.863        $12.834        $11.065        $14.461        $14.121
  Accumulation Unit Value at end of
   period                                $13.864        $13.863        $12.834        $11.065        $14.461
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,543          2,038          2,547          2,985          4,222
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.476        $12.506        $10.810              -              -
  Accumulation Unit Value at end of
   period                                $13.443        $13.476        $12.506              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,817          3,470          4,266              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.977        $15.367        $12.642        $18.931        $17.711
  Accumulation Unit Value at end of
   period                                $16.766        $16.977        $15.367        $12.642        $18.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 97             98             99            110            113
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.719        $15.163        $12.499        $18.755        $17.582
  Accumulation Unit Value at end of
   period                                $16.477        $16.719        $15.163        $12.499        $18.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 85             98             99             98             69
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.591        $15.062        $12.429        $18.668        $17.517
  Accumulation Unit Value at end of
   period                                $16.335        $16.591        $15.062        $12.429        $18.668
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             15             15             15             20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.527        $15.012        $12.393        $18.624        $17.485
  Accumulation Unit Value at end of
   period                                $16.265        $16.527        $15.012        $12.393        $18.624
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             40             36             36             35
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.338        $14.863        $12.288        $18.494        $17.389
  Accumulation Unit Value at end of
   period                                $16.054        $16.338        $14.863        $12.288        $18.494
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 70             75             83             66             61

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.008        $13.823        $13.132              -
  Accumulation Unit Value at end of
   period                                $15.448        $14.008        $13.823              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                770            847            554              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.008        $13.823        $12.770              -
  Accumulation Unit Value at end of
   period                                $15.448        $14.008        $13.823              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                770            847            554              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.969        $12.817        $11.699        $10.873
  Accumulation Unit Value at end of
   period                                $14.281        $12.969        $12.817        $11.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                896          1,007          1,053          1,123
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.843        $12.711        $11.775              -
  Accumulation Unit Value at end of
   period                                $14.121        $12.843        $12.711              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,685          4,998          4,966              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.796        $14.005        $12.275        $10.611
  Accumulation Unit Value at end of
   period                                $17.711        $14.796        $14.005        $12.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                107            105             44             11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.718        $13.958        $12.970              -
  Accumulation Unit Value at end of
   period                                $17.582        $14.718        $13.958              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46              8              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.678        $13.935        $12.251        $10.608
  Accumulation Unit Value at end of
   period                                $17.517        $14.678        $13.935        $12.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             19             10              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.659        $13.923        $12.246        $10.608
  Accumulation Unit Value at end of
   period                                $17.485        $14.659        $13.923        $12.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             22             11              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.600        $13.888        $12.911              -
  Accumulation Unit Value at end of
   period                                $17.389        $14.600        $13.888              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             50             22              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.338        $14.863        $12.288        $18.494        $17.389
  Accumulation Unit Value at end of
   period                                $16.054        $16.338        $14.863        $12.288        $18.494
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 70             75             83             66             61
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.152        $14.715        $12.184        $18.365        $17.294
  Accumulation Unit Value at end of
   period                                $15.847        $16.152        $14.715        $12.184        $18.365
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             43             44             36             38
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.028        $14.617        $12.115              -              -
  Accumulation Unit Value at end of
   period                                $15.710        $16.028        $14.617              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,873          3,287          3,540              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.967        $14.568        $12.081        $18.237        $17.199
  Accumulation Unit Value at end of
   period                                $15.642        $15.967        $14.568        $12.081        $18.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                246            318            397            388            421
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.663        $14.327        $11.911              -              -
  Accumulation Unit Value at end of
   period                                $15.307        $15.663        $14.327              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                662            781            925              -              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.733        $19.597        $16.043        $22.638        $20.433
  Accumulation Unit Value at end of
   period                                $20.890        $21.733        $19.597        $16.043        $22.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                268            313            315            332            420
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $21.402        $19.337        $15.862        $22.428        $20.284
  Accumulation Unit Value at end of
   period                                $20.531        $21.402        $19.337        $15.862        $22.428
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                357            427            415            368            345
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.239        $19.209        $15.773        $22.324        $20.210
  Accumulation Unit Value at end of
   period                                $20.354        $21.239        $19.209        $15.773        $22.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             46             51             49             57
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.157        $19.145        $15.728        $22.272        $20.173
  Accumulation Unit Value at end of
   period                                $20.266        $21.157        $19.145        $15.728        $22.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 86            110            112            113            169
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $20.915        $18.954        $15.595        $22.116        $20.062
  Accumulation Unit Value at end of
   period                                $20.004        $20.915        $18.954        $15.595        $22.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                129            169            191            199            226

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.600        $13.888        $12.367              -
  Accumulation Unit Value at end of
   period                                $17.389        $14.600        $13.888              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             50             22              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.542        $13.854        $12.222        $10.605
  Accumulation Unit Value at end of
   period                                $17.294        $14.542        $13.854        $12.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             17             10              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.484        $13.819        $12.339              -
  Accumulation Unit Value at end of
   period                                $17.199        $14.484        $13.819              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                280            126             64              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.764        $14.593        $12.465        $10.549
  Accumulation Unit Value at end of
   period                                $20.433        $16.764        $14.593        $12.465
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                351            236             85              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.674        $14.545        $13.424              -
  Accumulation Unit Value at end of
   period                                $20.284        $16.674        $14.545              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                170             50              2              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.630        $14.520        $12.440        $10.547
  Accumulation Unit Value at end of
   period                                $20.210        $16.630        $14.520        $12.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             33              8              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.608        $14.508        $12.436        $10.546
  Accumulation Unit Value at end of
   period                                $20.173        $16.608        $14.508        $12.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                127             71             31             11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.541        $14.472        $13.364              -
  Accumulation Unit Value at end of
   period                                $20.062        $16.541        $14.472              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                192            122             36              -

46

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.915        $18.954        $15.595        $22.116        $20.062
  Accumulation Unit Value at end of
   period                                $20.004        $20.915        $18.954        $15.595        $22.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                129            169            191            199            226
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.676        $18.766        $15.463        $21.962        $19.952
  Accumulation Unit Value at end of
   period                                $19.746        $20.676        $18.766        $15.463        $21.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                126            127            109             93             99
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.518        $18.641        $15.375              -              -
  Accumulation Unit Value at end of
   period                                $19.575        $20.518        $18.641              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,369          5,160          5,882              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.440        $18.579        $15.332        $21.808        $19.842
  Accumulation Unit Value at end of
   period                                $19.490        $20.440        $18.579        $15.332        $21.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                549            691            802            862            983
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.052        $18.272        $15.116              -              -
  Accumulation Unit Value at end of
   period                                $19.073        $20.052        $18.272              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                864          1,087          1,369              -              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.534        $15.919        $12.750        $20.467        $19.967
  Accumulation Unit Value at end of
   period                                $17.187        $17.534        $15.919        $12.750        $20.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                650            759            863          1,015          1,266
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.190        $15.638        $12.550        $20.185        $19.732
  Accumulation Unit Value at end of
   period                                $16.816        $17.190        $15.638        $12.550        $20.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                606            688            753            742            625
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.968        $15.451        $12.412        $19.985        $19.556
  Accumulation Unit Value at end of
   period                                $16.582        $16.968        $15.451        $12.412        $19.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 91            104            106            121            141
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.903        $15.400        $12.377        $19.938        $19.520
  Accumulation Unit Value at end of
   period                                $16.510        $16.903        $15.400        $12.377        $19.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                205            248            300            341            488
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.691        $15.229        $12.259        $19.777        $19.391
  Accumulation Unit Value at end of
   period                                $16.279        $16.691        $15.229        $12.259        $19.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                243            298            371            420            472
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.691        $15.229        $12.259        $19.777        $19.391
  Accumulation Unit Value at end of
   period                                $16.279        $16.691        $15.229        $12.259        $19.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                243            298            371            420            472

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.541        $14.472        $12.587              -
  Accumulation Unit Value at end of
   period                                $20.062        $16.541        $14.472              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                192            122             36              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.475        $14.436        $12.411        $10.543
  Accumulation Unit Value at end of
   period                                $19.952        $16.475        $14.436        $12.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92             69             30             13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.409        $14.400        $12.559              -
  Accumulation Unit Value at end of
   period                                $19.842        $16.409        $14.400              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                722            472            271              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.028        $15.550        $13.938        $12.205
  Accumulation Unit Value at end of
   period                                $19.967        $17.028        $15.550        $13.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,270          1,227            997            683
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.861        $15.428        $14.380              -
  Accumulation Unit Value at end of
   period                                $19.732        $16.861        $15.428              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                399            206             85              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.727        $15.321        $13.774        $12.082
  Accumulation Unit Value at end of
   period                                $19.556        $16.727        $15.321        $13.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                139            130             78              8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.705        $15.308        $13.769        $12.082
  Accumulation Unit Value at end of
   period                                $19.520        $16.705        $15.308        $13.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                483            504            479            318
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.620        $15.253        $14.223              -
  Accumulation Unit Value at end of
   period                                $19.391        $16.620        $15.253              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                480            446            260              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.620        $15.253        $13.889              -
  Accumulation Unit Value at end of
   period                                $19.391        $16.620        $15.253              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                480            446            260              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.810        $13.534        $10.910        $17.628        $17.310
  Accumulation Unit Value at end of
   period                                $14.423        $14.810        $13.534        $10.910        $17.628
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                459            504            565            643            760
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.057        $12.858        $10.376              -              -
  Accumulation Unit Value at end of
   period                                $13.676        $14.057        $12.858              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,729         14,405         16,807              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.557        $13.322        $10.756        $17.405        $17.116
  Accumulation Unit Value at end of
   period                                $14.155        $14.557        $13.322        $10.756        $17.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,422          1,849          2,349          2,790          3,927
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.150        $12.982        $10.507              -              -
  Accumulation Unit Value at end of
   period                                $13.725        $14.150        $12.982              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,696          3,462          4,441              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $29.251        $25.062        $14.598        $31.104        $24.325
  Accumulation Unit Value at end of
   period                                $24.434        $29.251        $25.062        $14.598        $31.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             46             48             41             59
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $28.677        $24.619        $14.368        $30.676        $24.039
  Accumulation Unit Value at end of
   period                                $23.906        $28.677        $24.619        $14.368        $30.676
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             15             16             18             23
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $28.307        $24.325        $14.211        $30.372        $23.824
  Accumulation Unit Value at end of
   period                                $23.574        $28.307        $24.325        $14.211        $30.372
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              5              9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $28.199        $24.244        $14.171        $30.301        $23.780
  Accumulation Unit Value at end of
   period                                $23.472        $28.199        $24.244        $14.171        $30.301
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             11              8             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $27.845        $23.976        $14.035        $30.056        $23.623
  Accumulation Unit Value at end of
   period                                $23.143        $27.845        $23.976        $14.035        $30.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             20             24             15             31
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.845        $23.976        $14.035        $30.056        $23.623
  Accumulation Unit Value at end of
   period                                $23.143        $27.845        $23.976        $14.035        $30.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             20             24             15             31
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.835        $20.554        $12.050        $25.843        $20.343
  Accumulation Unit Value at end of
   period                                $19.780        $23.835        $20.554        $12.050        $25.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             40             36             42             72

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.858        $13.657        $12.320        $10.829
  Accumulation Unit Value at end of
   period                                $17.310        $14.858        $13.657        $12.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                807            886            930            970
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.714        $13.544        $12.368              -
  Accumulation Unit Value at end of
   period                                $17.116        $14.714        $13.544              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,023          3,732          3,610              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.121        $15.109        $12.219         $9.027
  Accumulation Unit Value at end of
   period                                $24.325        $19.121        $15.109        $12.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64             67             49             29
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.933        $14.991        $13.385              -
  Accumulation Unit Value at end of
   period                                $24.039        $18.933        $14.991              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19              9              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.783        $14.887        $12.075         $8.936
  Accumulation Unit Value at end of
   period                                $23.824        $18.783        $14.887        $12.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             10              4              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.758        $14.874        $12.071         $8.936
  Accumulation Unit Value at end of
   period                                $23.780        $18.758        $14.874        $12.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             12              8              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.662        $14.821        $13.239              -
  Accumulation Unit Value at end of
   period                                $23.623        $18.662        $14.821              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             42             16              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.662        $14.821        $12.402              -
  Accumulation Unit Value at end of
   period                                $23.623        $18.662        $14.821              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             42             16              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.095        $12.801        $10.420         $7.727
  Accumulation Unit Value at end of
   period                                $20.343        $16.095        $12.801        $10.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84             91             97             71

48

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $28.388        $24.505        $14.380              -              -
  Accumulation Unit Value at end of
   period                                $23.535        $28.388        $24.505              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,142          1,487          1,659              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.427        $20.233        $11.879        $25.516        $20.115
  Accumulation Unit Value at end of
   period                                $19.413        $23.427        $20.233        $11.879        $25.516
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                179            238            269            225            389
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.771        $19.716        $11.605              -              -
  Accumulation Unit Value at end of
   period                                $18.822        $22.771        $19.716              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                333            511            704              -              -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.632        $13.626        $10.038        $16.997        $14.862
  Accumulation Unit Value at end of
   period                                $12.952        $14.632        $13.626        $10.038        $16.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                201            231            266            314            394
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.345        $13.385         $9.880        $16.763        $14.687
  Accumulation Unit Value at end of
   period                                $12.672        $14.345        $13.385         $9.880        $16.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 90            100            119            104            101
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.159        $13.226         $9.772        $16.597        $14.555
  Accumulation Unit Value at end of
   period                                $12.496        $14.159        $13.226         $9.772        $16.597
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             31             31             32             39
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.105        $13.182         $9.744        $16.558        $14.529
  Accumulation Unit Value at end of
   period                                $12.442        $14.105        $13.182         $9.744        $16.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             57             62             66            102
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.928        $13.036         $9.651        $16.424        $14.433
  Accumulation Unit Value at end of
   period                                $12.268        $13.928        $13.036         $9.651        $16.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             73            104            119            174
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.928        $13.036         $9.651        $16.424        $14.433
  Accumulation Unit Value at end of
   period                                $12.268        $13.928        $13.036         $9.651        $16.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             73            104            119            174
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.191        $12.364         $9.168        $15.625        $13.751
  Accumulation Unit Value at end of
   period                                $11.601        $13.191        $12.364         $9.168        $15.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67             73             85            115            156
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.498        $11.726         $8.703              -              -
  Accumulation Unit Value at end of
   period                                $10.980        $12.498        $11.726              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,648          5,670          6,253              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.938        $12.696        $10.653              -
  Accumulation Unit Value at end of
   period                                $20.115        $15.938        $12.696              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                424            436            346              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.354        $11.321         $9.642         $7.855
  Accumulation Unit Value at end of
   period                                $14.862        $12.354        $11.321         $9.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                426            415            254            125
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.233        $11.233        $10.234              -
  Accumulation Unit Value at end of
   period                                $14.687        $12.233        $11.233              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 77             46             10              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.136        $11.154         $9.529         $7.776
  Accumulation Unit Value at end of
   period                                $14.555        $12.136        $11.154         $9.529
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             48             36              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.120        $11.145         $9.526         $7.776
  Accumulation Unit Value at end of
   period                                $14.529        $12.120        $11.145         $9.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                131            116            107             77
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.058        $11.105        $10.123              -
  Accumulation Unit Value at end of
   period                                $14.433        $12.058        $11.105              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                200            186            103              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.058        $11.105         $9.712              -
  Accumulation Unit Value at end of
   period                                $14.433        $12.058        $11.105              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                200            186            103              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.505        $10.612         $9.097         $7.439
  Accumulation Unit Value at end of
   period                                $13.751        $11.505        $10.612         $9.097
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                174            178            137            130
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.965        $12.171         $9.038        $15.426        $13.597
  Accumulation Unit Value at end of
   period                                $11.385        $12.965        $12.171         $9.038        $15.426
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                292            391            557            591            862
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.602        $11.860         $8.829              -              -
  Accumulation Unit Value at end of
   period                                $11.039        $12.602        $11.860              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,284          1,635          1,991              -              -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.995        $13.156        $10.131        $17.732        $17.491
  Accumulation Unit Value at end of
   period                                $12.896        $13.995        $13.156        $10.131        $17.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                263            337            369            438            526
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.720        $12.923         $9.971        $17.489        $17.285
  Accumulation Unit Value at end of
   period                                $12.617        $13.720        $12.923         $9.971        $17.489
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                292            339            386            417            407
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.543        $12.769         $9.862        $17.315        $17.130
  Accumulation Unit Value at end of
   period                                $12.442        $13.543        $12.769         $9.862        $17.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             43             46             46             56
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.491        $12.727         $9.834        $17.274        $17.099
  Accumulation Unit Value at end of
   period                                $12.388        $13.491        $12.727         $9.834        $17.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 78             99            119            140            199
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.322        $12.586         $9.740        $17.135        $16.986
  Accumulation Unit Value at end of
   period                                $12.214        $13.322        $12.586         $9.740        $17.135
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102            131            174            197            240
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.322        $12.586         $9.740        $17.135        $16.986
  Accumulation Unit Value at end of
   period                                $12.214        $13.322        $12.586         $9.740        $17.135
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102            131            174            197            240
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.309        $11.646         $9.026        $15.903        $15.789
  Accumulation Unit Value at end of
   period                                $11.268        $12.309        $11.646         $9.026        $15.903
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 88            111            166            208            235
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.025        $11.389         $8.836              -              -
  Accumulation Unit Value at end of
   period                                $10.997        $12.025        $11.389              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,426          9,221         10,684              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.098        $11.464         $8.899        $15.701        $15.612
  Accumulation Unit Value at end of
   period                                $11.059        $12.098        $11.464         $8.899        $15.701
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                716            947          1,118          1,396          1,917

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.394        $10.525         $9.230              -
  Accumulation Unit Value at end of
   period                                $13.597        $11.394        $10.525              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,015          1,014            992              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.496        $13.443        $11.697         $9.688
  Accumulation Unit Value at end of
   period                                $17.491        $14.496        $13.443        $11.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                548            521            334            112
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.355        $13.338        $12.270              -
  Accumulation Unit Value at end of
   period                                $17.285        $14.355        $13.338              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                251            114             15              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.240        $13.245        $11.559         $9.591
  Accumulation Unit Value at end of
   period                                $17.130        $14.240        $13.245        $11.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             57             30              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.221        $13.234        $11.556         $9.590
  Accumulation Unit Value at end of
   period                                $17.099        $14.221        $13.234        $11.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                242            214            186            106
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.149        $13.186        $12.136              -
  Accumulation Unit Value at end of
   period                                $16.986        $14.149        $13.186              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                261            298            209              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.149        $13.186        $11.764              -
  Accumulation Unit Value at end of
   period                                $16.986        $14.149        $13.186              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                261            298            209              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.171        $12.294        $10.766         $8.951
  Accumulation Unit Value at end of
   period                                $15.789        $13.171        $12.294        $10.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                245            265            246            238
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.043        $12.193        $10.908              -
  Accumulation Unit Value at end of
   period                                $15.612        $13.043        $12.193              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,778          1,532          1,218              -

50

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.760        $11.171         $8.693              -              -
  Accumulation Unit Value at end of
   period                                $10.722        $11.760        $11.171              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,601          2,083          2,558              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

(a)  Inception date May 2, 2011.

SERIES III

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.929          $13.383          $10.886          $15.576
  Accumulation Unit Value at end of
   period                                  $14.995          $14.929          $13.383          $10.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,819            5,541            6,160            6,231
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.485          $12.113           $9.873          $14.154
  Accumulation Unit Value at end of
   period                                  $13.517          $13.485          $12.113           $9.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  227              312              344              359
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.803          $13.309          $10.859          $15.583
  Accumulation Unit Value at end of
   period                                  $14.823          $14.803          $13.309          $10.859
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  730              846              907              954
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.500          $13.063          $10.679          $15.357
  Accumulation Unit Value at end of
   period                                  $14.491          $14.500          $13.063          $10.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,532            7,393            7,917            8,905
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.500          $13.063          $10.679          $15.357
  Accumulation Unit Value at end of
   period                                  $14.491          $14.500          $13.063          $10.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,532            7,393            7,917            8,905
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.063          $11.798           $9.670                -
  Accumulation Unit Value at end of
   period                                  $13.023          $13.063          $11.798                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  924            1,034            1,177                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.947          $11.700           $9.593          $13.836
  Accumulation Unit Value at end of
   period                                  $12.901          $12.947          $11.700           $9.593
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,342            5,094            6,277            8,084
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.940          $11.722           $9.636                -
  Accumulation Unit Value at end of
   period                                  $12.861          $12.940          $11.722                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,599            3,194            3,674                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.743          $12.968          $11.779
  Accumulation Unit Value at end of
   period                                  $15.576          $14.743          $12.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,984            2,787              942
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.424          $11.831          $10.760
  Accumulation Unit Value at end of
   period                                  $14.154          $13.424          $11.831
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  380              365              179
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.794          $13.052          $11.879
  Accumulation Unit Value at end of
   period                                  $15.583          $14.794          $13.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  884              723              490
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.608          $12.913          $11.768
  Accumulation Unit Value at end of
   period                                  $15.357          $14.608          $12.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,860            6,835            5,027
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.608          $12.913          $11.768
  Accumulation Unit Value at end of
   period                                  $15.357          $14.608          $12.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,860            6,835            5,027
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.202          $11.705          $10.689
  Accumulation Unit Value at end of
   period                                  $13.836          $13.202          $11.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,207           11,265           11,476
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.110           $0.997           $0.786           $1.248
  Accumulation Unit Value at end of
   period                                   $1.091           $1.110           $0.997           $0.786
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               34,065           38,158           40,113           40,909
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.088           $0.979           $0.773           $1.231
  Accumulation Unit Value at end of
   period                                   $1.067           $1.088           $0.979           $0.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,097            1,488            1,744            1,831
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.098           $0.989           $0.781           $1.245
  Accumulation Unit Value at end of
   period                                   $1.075           $1.098           $0.989           $0.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,540            6,311            6,639            6,766
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.078           $0.973           $0.771           $1.230
  Accumulation Unit Value at end of
   period                                   $1.054           $1.078           $0.973           $0.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               51,731           57,319           61,278           66,279
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.078           $0.973           $0.771           $1.230
  Accumulation Unit Value at end of
   period                                   $1.054           $1.078           $0.973           $0.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               51,731           57,319           61,278           66,279
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.052           $0.952           $0.756                -
  Accumulation Unit Value at end of
   period                                   $1.026           $1.052           $0.952                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,641            8,946           11,536                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.047           $0.948           $0.753           $1.205
  Accumulation Unit Value at end of
   period                                   $1.020           $1.047           $0.948           $0.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               28,197           36,043           44,860           58,150
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.022           $0.928           $0.739                -
  Accumulation Unit Value at end of
   period                                   $0.994           $1.022           $0.928                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               23,784           30,291           35,091                -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.641          $14.819          $13.273          $14.766
  Accumulation Unit Value at end of
   period                                  $16.455          $15.641          $14.819          $13.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,625            7,805            7,909            6,226
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.072          $14.309          $12.842          $14.315
  Accumulation Unit Value at end of
   period                                  $15.825          $15.072          $14.309          $12.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  110              139              179              179
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.508          $14.737          $13.239          $14.773
  Accumulation Unit Value at end of
   period                                  $16.266          $15.508          $14.737          $13.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  852              972              927              695

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.233           $1.059           $0.956
  Accumulation Unit Value at end of
   period                                   $1.248           $1.233           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               33,490           19,744            7,007
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.219           $1.049           $0.948
  Accumulation Unit Value at end of
   period                                   $1.231           $1.219           $1.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,006            1,785              911
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.234           $1.064           $0.962
  Accumulation Unit Value at end of
   period                                   $1.245           $1.234           $1.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,309            5,364            3,952
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.222           $1.055           $0.956
  Accumulation Unit Value at end of
   period                                   $1.230           $1.222           $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               67,641           55,180           39,979
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.222           $1.055           $0.956
  Accumulation Unit Value at end of
   period                                   $1.230           $1.222           $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               67,641           55,180           39,979
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.201           $1.040           $0.944
  Accumulation Unit Value at end of
   period                                   $1.205           $1.201           $1.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               68,553           74,980           76,680
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.413          $13.587          $13.321
  Accumulation Unit Value at end of
   period                                  $14.766          $14.413          $13.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,408            1,194              318
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.001          $13.225          $12.983
  Accumulation Unit Value at end of
   period                                  $14.315          $14.001          $13.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  168              126               53
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.463          $13.675          $13.434
  Accumulation Unit Value at end of
   period                                  $14.773          $14.463          $13.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  462              279              184

52

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.191          $14.465          $13.020          $14.558
  Accumulation Unit Value at end of
   period                                  $15.902          $15.191          $14.465          $13.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,133            6,838            7,397            6,734
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.191          $14.465          $13.020          $14.558
  Accumulation Unit Value at end of
   period                                  $15.902          $15.191          $14.465          $13.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,133            6,838            7,397            6,734
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.601          $13.938          $12.578                -
  Accumulation Unit Value at end of
   period                                  $15.246          $14.601          $13.938                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  646              727              795                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.472          $13.822          $12.478          $13.994
  Accumulation Unit Value at end of
   period                                  $15.103          $14.472          $13.822          $12.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,643            4,262            5,099            5,307
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.647          $13.067          $11.826                -
  Accumulation Unit Value at end of
   period                                  $14.207          $13.647          $13.067                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,926            2,610            3,027                -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.887          $12.351          $11.356          $11.067
  Accumulation Unit Value at end of
   period                                  $13.358          $12.887          $12.351          $11.356
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,781            1,939            1,910            1,828
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.779          $12.271          $11.305          $11.040
  Accumulation Unit Value at end of
   period                                  $13.219          $12.779          $12.271          $11.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   37               41               39               39
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.725          $12.232          $11.280          $11.026
  Accumulation Unit Value at end of
   period                                  $13.150          $12.725          $12.232          $11.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  200              196              225              162
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.617          $12.153          $11.229          $10.999
  Accumulation Unit Value at end of
   period                                  $13.013          $12.617          $12.153          $11.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,930            2,918            2,870            2,771
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.617          $12.153          $11.229          $10.999
  Accumulation Unit Value at end of
   period                                  $13.013          $12.617          $12.153          $11.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,930            2,918            2,870            2,771

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.281          $13.530          $13.310
  Accumulation Unit Value at end of
   period                                  $14.558          $14.281          $13.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,995            3,880            2,438
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.281          $13.530          $13.310
  Accumulation Unit Value at end of
   period                                  $14.558          $14.281          $13.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,995            3,880            2,438
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.769          $13.084          $12.897
  Accumulation Unit Value at end of
   period                                  $13.994          $13.769          $13.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,860            6,010            6,387
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.219          $10.032                -
  Accumulation Unit Value at end of
   period                                  $11.067          $10.219                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  606               15                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.214          $10.030                -
  Accumulation Unit Value at end of
   period                                  $11.040          $10.214                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19                2                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.212          $10.030                -
  Accumulation Unit Value at end of
   period                                  $11.026          $10.212                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   97                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.207          $10.028                -
  Accumulation Unit Value at end of
   period                                  $10.999          $10.207                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  929              123                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.207          $10.028                -
  Accumulation Unit Value at end of
   period                                  $10.999          $10.207                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  929              123                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.484          $12.055          $11.167                -
  Accumulation Unit Value at end of
   period                                  $12.843          $12.484          $12.055                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  130              132              138                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.458          $12.035          $11.154          $10.958
  Accumulation Unit Value at end of
   period                                  $12.810          $12.458          $12.035          $11.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,143            1,085            1,163            1,235
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.326          $11.938          $11.092                -
  Accumulation Unit Value at end of
   period                                  $12.643          $12.326          $11.938                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  662              695              806                -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.969           $9.896           $7.143          $12.246
  Accumulation Unit Value at end of
   period                                  $10.348          $10.969           $9.896           $7.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,683            8,805            9,640            9,970
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.865           $9.822           $7.104          $12.203
  Accumulation Unit Value at end of
   period                                  $10.230          $10.865           $9.822           $7.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  115              133              147              156
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.814           $9.786           $7.085          $12.182
  Accumulation Unit Value at end of
   period                                  $10.171          $10.814           $9.786           $7.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  853              971            1,057            1,054
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.712           $9.713           $7.046          $12.140
  Accumulation Unit Value at end of
   period                                  $10.055          $10.712           $9.713           $7.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,078            7,972            8,722            9,172
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.712           $9.713           $7.046          $12.140
  Accumulation Unit Value at end of
   period                                  $10.055          $10.712           $9.713           $7.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,078            7,972            8,722            9,172
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.586           $9.622           $6.998                -
  Accumulation Unit Value at end of
   period                                   $9.912          $10.586           $9.622                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  237              274              331                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.561           $9.604           $6.988          $12.076
  Accumulation Unit Value at end of
   period                                   $9.884          $10.561           $9.604           $6.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,453            1,852            2,389            2,431
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.436           $9.515           $6.941                -
  Accumulation Unit Value at end of
   period                                   $9.743          $10.436           $9.515                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  877            1,049            1,269                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.199          $10.025                -
  Accumulation Unit Value at end of
   period                                  $10.958          $10.199                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  292               71                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.961           $9.994                -
  Accumulation Unit Value at end of
   period                                  $12.246          $10.961                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,273            1,477                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.945           $9.993                -
  Accumulation Unit Value at end of
   period                                  $12.203          $10.945                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  139               70                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.937           $9.992                -
  Accumulation Unit Value at end of
   period                                  $12.182          $10.937                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  700              205                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.921           $9.990                -
  Accumulation Unit Value at end of
   period                                  $12.140          $10.921                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,322            2,278                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.921           $9.990                -
  Accumulation Unit Value at end of
   period                                  $12.140          $10.921                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,322            2,278                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.897           $9.988                -
  Accumulation Unit Value at end of
   period                                  $12.076          $10.897                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,020              815                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

54

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.249          $15.568          $11.033          $18.061
  Accumulation Unit Value at end of
   period                                  $15.583          $17.249          $15.568          $11.033
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,567            1,818            1,997            2,115
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $17.098          $15.463          $10.981          $18.011
  Accumulation Unit Value at end of
   period                                  $15.416          $17.098          $15.463          $10.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   55               72               84               90
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $17.103          $15.482          $11.005          $18.069
  Accumulation Unit Value at end of
   period                                  $15.405          $17.103          $15.482          $11.005
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  219              249              297              317
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.753          $15.196          $10.823          $17.807
  Accumulation Unit Value at end of
   period                                  $15.059          $16.753          $15.196          $10.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,809            3,158            3,528            3,686
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.753          $15.196          $10.823          $17.807
  Accumulation Unit Value at end of
   period                                  $15.059          $16.753          $15.196          $10.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,809            3,158            3,528            3,686
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.564          $15.061          $10.755                -
  Accumulation Unit Value at end of
   period                                  $14.852          $16.564          $15.061                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  239              297              361                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.417          $14.935          $10.670          $17.607
  Accumulation Unit Value at end of
   period                                  $14.713          $16.417          $14.935          $10.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,396            1,736            2,126            2,597
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.496          $11.397           $8.163                -
  Accumulation Unit Value at end of
   period                                  $11.171          $12.496          $11.397                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,021            1,308            1,579                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $21.698          $17.876          $11.177          $24.254
  Accumulation Unit Value at end of
   period                                  $17.395          $21.698          $17.876          $11.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,039            1,106            1,240            1,211
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $22.647          $18.695          $11.713          $25.467
  Accumulation Unit Value at end of
   period                                  $18.120          $22.647          $18.695          $11.713
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               21               29               28
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $21.513          $17.777          $11.149          $24.265
  Accumulation Unit Value at end of
   period                                  $17.195          $21.513          $17.777          $11.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  117              132              140              138

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.860          $13.282          $11.295
  Accumulation Unit Value at end of
   period                                  $18.061          $15.860          $13.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,694            1,057              289
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.848          $13.298          $11.324
  Accumulation Unit Value at end of
   period                                  $18.011          $15.848          $13.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   85               82               36
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.915          $13.368          $11.391
  Accumulation Unit Value at end of
   period                                  $18.069          $15.915          $13.368
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  294              263              153
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.715          $13.227          $11.285
  Accumulation Unit Value at end of
   period                                  $17.807          $15.715          $13.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,539            2,602            1,643
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.715          $13.227          $11.285
  Accumulation Unit Value at end of
   period                                  $17.807          $15.715          $13.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,539            2,602            1,643
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.585          $13.157          $11.248
  Accumulation Unit Value at end of
   period                                  $17.607          $15.585          $13.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,052            3,235            3,266
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $20.144          $16.377          $13.185
  Accumulation Unit Value at end of
   period                                  $24.254          $20.144          $16.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  805              384               83
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $21.194          $17.265          $13.919
  Accumulation Unit Value at end of
   period                                  $25.467          $21.194          $17.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               26               12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $20.214          $16.483          $13.297
  Accumulation Unit Value at end of
   period                                  $24.265          $20.214          $16.483
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  121               78               39

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $21.073          $17.449          $10.965          $23.912
  Accumulation Unit Value at end of
   period                                  $16.810          $21.073          $17.449          $10.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,618            1,962            2,073            1,968
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $21.073          $17.449          $10.965          $23.912
  Accumulation Unit Value at end of
   period                                  $16.810          $21.073          $17.449          $10.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,618            1,962            2,073            1,968
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $21.938          $18.210          $11.472                -
  Accumulation Unit Value at end of
   period                                  $17.456          $21.938          $18.210                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  118              151              229                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $21.743          $18.057          $11.381          $24.896
  Accumulation Unit Value at end of
   period                                  $17.293          $21.743          $18.057          $11.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  625              821              953            1,099
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.744          $13.108           $8.282                -
  Accumulation Unit Value at end of
   period                                  $12.490          $15.744          $13.108                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  604              808              990                -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.194          $12.912           $9.341          $16.813
  Accumulation Unit Value at end of
   period                                  $14.421          $15.194          $12.912           $9.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,795            7,910            8,678            8,509
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.400          $12.261           $8.888          $16.031
  Accumulation Unit Value at end of
   period                                  $13.640          $14.400          $12.261           $8.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  234              294              342              358
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.065          $12.840           $9.317          $16.821
  Accumulation Unit Value at end of
   period                                  $14.256          $15.065          $12.840           $9.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,019            1,185            1,304            1,305
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.757          $12.603           $9.163          $16.576
  Accumulation Unit Value at end of
   period                                  $13.936          $14.757          $12.603           $9.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,438           19,838           21,746           22,940
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.757          $12.603           $9.163          $16.576
  Accumulation Unit Value at end of
   period                                  $13.936          $14.757          $12.603           $9.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,438           19,838           21,746           22,940

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $19.960          $16.308          $13.174
  Accumulation Unit Value at end of
   period                                  $23.912          $19.960          $16.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,024            1,410              858
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.960          $16.308          $13.174
  Accumulation Unit Value at end of
   period                                  $23.912          $19.960          $16.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,024            1,410              858
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.843          $17.081          $13.826
  Accumulation Unit Value at end of
   period                                  $24.896          $20.843          $17.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,517            1,547            1,535
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.093          $13.811          $11.577
  Accumulation Unit Value at end of
   period                                  $16.813          $15.093          $13.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,760            4,209            1,268
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.419          $13.221          $11.097
  Accumulation Unit Value at end of
   period                                  $16.031          $14.419          $13.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  380              384              180
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.146          $13.900          $11.676
  Accumulation Unit Value at end of
   period                                  $16.821          $15.146          $13.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,177            1,009              709
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.955          $13.753          $11.567
  Accumulation Unit Value at end of
   period                                  $16.576          $14.955          $13.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               21,794           14,681            8,675
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.955          $13.753          $11.567
  Accumulation Unit Value at end of
   period                                  $16.576          $14.955          $13.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               21,794           14,681            8,675

56

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.949          $11.943           $8.705                -
  Accumulation Unit Value at end of
   period                                  $13.141          $13.949          $11.943                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,746            2,110            2,540                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.826          $11.843           $8.636          $15.671
  Accumulation Unit Value at end of
   period                                  $13.018          $13.826          $11.843           $8.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,075            9,796           11,953           14,679
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.428           $8.096           $5.919                -
  Accumulation Unit Value at end of
   period                                   $8.855           $9.428           $8.096                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,895            8,894           10,940                -
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.614          $13.227          $10.165          $16.494
  Accumulation Unit Value at end of
   period                                  $14.225          $14.614          $13.227          $10.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,553           11,058           12,104           11,947
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.799          $11.608           $8.938          $14.533
  Accumulation Unit Value at end of
   period                                  $12.433          $12.799          $11.608           $8.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  298              372              425              450
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.490          $13.154          $10.139          $16.502
  Accumulation Unit Value at end of
   period                                  $14.062          $14.490          $13.154          $10.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,553            1,785            1,883            1,884
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.194          $12.911           $9.971          $16.262
  Accumulation Unit Value at end of
   period                                  $13.747          $14.194          $12.911           $9.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,928           20,213           22,159           23,650
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.194          $12.911           $9.971          $16.262
  Accumulation Unit Value at end of
   period                                  $13.747          $14.194          $12.911           $9.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,928           20,213           22,159           23,650
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.399          $11.306           $8.754                -
  Accumulation Unit Value at end of
   period                                  $11.978          $12.399          $11.306                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,147            2,528            3,055                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.289          $11.212           $8.685          $14.207
  Accumulation Unit Value at end of
   period                                  $11.866          $12.289          $11.212           $8.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,406           10,086           11,936           14,761
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.179          $11.139           $8.651                -
  Accumulation Unit Value at end of
   period                                  $11.731          $12.179          $11.139                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,123            6,496            7,901                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.181          $13.080          $11.023
  Accumulation Unit Value at end of
   period                                  $15.671          $14.181          $13.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,290           18,524           19,458
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.837          $13.864          $12.660
  Accumulation Unit Value at end of
   period                                  $16.494          $15.837          $13.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,470            5,310            1,939
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.981          $12.264          $11.214
  Accumulation Unit Value at end of
   period                                  $14.533          $13.981          $12.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  486              471              260
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.892          $13.954          $12.768
  Accumulation Unit Value at end of
   period                                  $16.502          $15.892          $13.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,601            1,276              898
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.692          $13.806          $12.649
  Accumulation Unit Value at end of
   period                                  $16.262          $15.692          $13.806
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               22,677           15,912            9,763
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.692          $13.806          $12.649
  Accumulation Unit Value at end of
   period                                  $16.262          $15.692          $13.806
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               22,677           15,912            9,763
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.750          $12.134          $11.139
  Accumulation Unit Value at end of
   period                                  $14.207          $13.750          $12.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,696           19,476           20,433
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.200          $15.236          $10.740          $18.715
  Accumulation Unit Value at end of
   period                                  $13.819          $16.200          $15.236          $10.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,220            3,383            3,361            2,957
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.767          $15.801          $11.161          $19.488
  Accumulation Unit Value at end of
   period                                  $14.275          $16.767          $15.801          $11.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               66               74               79
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.062          $15.152          $10.713          $18.724
  Accumulation Unit Value at end of
   period                                  $13.661          $16.062          $15.152          $10.713
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  500              520              502              414
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.734          $14.872          $10.536          $18.452
  Accumulation Unit Value at end of
   period                                  $13.355          $15.734          $14.872          $10.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,359            5,753            6,221            6,800
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.734          $14.872          $10.536          $18.452
  Accumulation Unit Value at end of
   period                                  $13.355          $15.734          $14.872          $10.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,359            5,753            6,221            6,800
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.243          $15.391          $10.931                -
  Accumulation Unit Value at end of
   period                                  $13.753          $16.243          $15.391                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  445              524              667                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.099          $15.262          $10.845          $19.051
  Accumulation Unit Value at end of
   period                                  $13.624          $16.099          $15.262          $10.845
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,886            2,313            2,747            3,513
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.035          $11.438           $8.148                -
  Accumulation Unit Value at end of
   period                                  $10.159          $12.035          $11.438                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,744            2,242            2,641                -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $30.566          $26.153          $17.625          $30.846
  Accumulation Unit Value at end of
   period                                  $26.080          $30.566          $26.153          $17.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  625              725              739              773
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $28.389          $24.338          $16.435          $28.822
  Accumulation Unit Value at end of
   period                                  $24.174          $28.389          $24.338          $16.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                8               11               13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $30.307          $26.008          $17.580          $30.861
  Accumulation Unit Value at end of
   period                                  $25.781          $30.307          $26.008          $17.580
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  108              114              134              124

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.726          $13.331          $10.775
  Accumulation Unit Value at end of
   period                                  $18.715          $15.726          $13.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,999            1,307              455
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.408          $13.936          $11.280
  Accumulation Unit Value at end of
   period                                  $19.488          $16.408          $13.936
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   83               81               42
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.781          $13.417          $10.867
  Accumulation Unit Value at end of
   period                                  $18.724          $15.781          $13.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  362              288              157
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.583          $13.275          $10.766
  Accumulation Unit Value at end of
   period                                  $18.452          $15.583          $13.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,638            4,853            2,813
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.583          $13.275          $10.766
  Accumulation Unit Value at end of
   period                                  $18.452          $15.583          $13.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,638            4,853            2,813
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.137          $13.788          $11.204
  Accumulation Unit Value at end of
   period                                  $19.051          $16.137          $13.788
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,174            4,450            4,144
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $23.530          $17.898          $14.779
  Accumulation Unit Value at end of
   period                                  $30.846          $23.530          $17.898
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  639              360               99
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $22.030          $16.790          $13.883
  Accumulation Unit Value at end of
   period                                  $28.822          $22.030          $16.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16               24               10
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $23.612          $18.014          $14.904
  Accumulation Unit Value at end of
   period                                  $30.861          $23.612          $18.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  117               77               36

58

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $29.687          $25.527          $17.290          $30.412
  Accumulation Unit Value at end of
   period                                  $25.204          $29.687          $25.527          $17.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,462            1,743            1,750            1,663
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $29.687          $25.527          $17.290          $30.412
  Accumulation Unit Value at end of
   period                                  $25.204          $29.687          $25.527          $17.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,462            1,743            1,750            1,663
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $27.501          $23.707          $16.097                -
  Accumulation Unit Value at end of
   period                                  $23.290          $27.501          $23.707                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   58               79              117                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $27.257          $23.509          $15.970          $28.176
  Accumulation Unit Value at end of
   period                                  $23.071          $27.257          $23.509          $15.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  609              851              937              977
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $25.189          $21.779          $14.832                -
  Accumulation Unit Value at end of
   period                                  $21.268          $25.189          $21.779                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  463              589              659                -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.124          $10.523           $7.982          $12.444
  Accumulation Unit Value at end of
   period                                  $11.444          $12.124          $10.523           $7.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  229              269              289              243
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.983          $10.422           $7.921          $12.374
  Accumulation Unit Value at end of
   period                                  $11.288          $11.983          $10.422           $7.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                8                8                9
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.913          $10.372           $7.890          $12.339
  Accumulation Unit Value at end of
   period                                  $11.211          $11.913          $10.372           $7.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               34               41               42
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.775          $10.272           $7.830          $12.269
  Accumulation Unit Value at end of
   period                                  $11.059          $11.775          $10.272           $7.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  574              605              616              615
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.775          $10.272           $7.830          $12.269
  Accumulation Unit Value at end of
   period                                  $11.059          $11.775          $10.272           $7.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  574              605              616              615

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $23.315          $17.823          $14.766
  Accumulation Unit Value at end of
   period                                  $30.412          $23.315          $17.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,664            1,045              563
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $23.315          $17.823          $14.766
  Accumulation Unit Value at end of
   period                                  $30.412          $23.315          $17.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,664            1,045              563
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $21.665          $16.611          $13.790
  Accumulation Unit Value at end of
   period                                  $28.176          $21.665          $16.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,124            1,137            1,047
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.978          $10.524           $9.416
  Accumulation Unit Value at end of
   period                                  $12.444          $10.978          $10.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  173              124               28
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.938          $10.507           $9.413
  Accumulation Unit Value at end of
   period                                  $12.374          $10.938          $10.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10               10                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.918          $10.498           $9.412
  Accumulation Unit Value at end of
   period                                  $12.339          $10.918          $10.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   39               32               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.878          $10.480           $9.408
  Accumulation Unit Value at end of
   period                                  $12.269          $10.878          $10.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  545              378              108
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.878          $10.480           $9.408
  Accumulation Unit Value at end of
   period                                  $12.269          $10.878          $10.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  545              378              108

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.605          $10.148           $7.755                -
  Accumulation Unit Value at end of
   period                                  $10.872          $11.605          $10.148                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11                9                9                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.571          $10.124           $7.740          $12.165
  Accumulation Unit Value at end of
   period                                  $10.835          $11.571          $10.124           $7.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   71               75               94               88
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.403          $10.002           $7.666                -
  Accumulation Unit Value at end of
   period                                  $10.651          $11.403          $10.002                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  100               94              118                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.177          $15.375          $11.436          $16.396
  Accumulation Unit Value at end of
   period                                  $17.438          $17.177          $15.375          $11.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,816            7,915            8,611            8,789
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.873          $15.134          $11.279          $16.203
  Accumulation Unit Value at end of
   period                                  $17.095          $16.873          $15.134          $11.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  256              327              398              440
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.966          $15.232          $11.363          $16.341
  Accumulation Unit Value at end of
   period                                  $17.172          $16.966          $15.232          $11.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  834              981            1,039            1,013
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.683          $15.008          $11.218          $16.165
  Accumulation Unit Value at end of
   period                                  $16.852          $16.683          $15.008          $11.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,274           15,966           17,350           18,779
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.683          $15.008          $11.218          $16.165
  Accumulation Unit Value at end of
   period                                  $16.852          $16.683          $15.008          $11.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,274           15,966           17,350           18,779
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.317          $14.715          $11.027                -
  Accumulation Unit Value at end of
   period                                  $16.441          $16.317          $14.715                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  274              278              309                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.247          $14.659          $10.991          $15.884
  Accumulation Unit Value at end of
   period                                  $16.362          $16.247          $14.659          $10.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,039            4,762            5,520            6,439
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.898          $14.381          $10.809                -
  Accumulation Unit Value at end of
   period                                  $15.971          $15.898          $14.381                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,524            3,292            3,947                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.818          $10.454           $9.404
  Accumulation Unit Value at end of
   period                                  $12.165          $10.818          $10.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  149               52               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.937          $13.594          $13.069
  Accumulation Unit Value at end of
   period                                  $16.396          $15.937          $13.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,233            3,399              932
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.781          $13.488          $12.984
  Accumulation Unit Value at end of
   period                                  $16.203          $15.781          $13.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  515              505              279
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.932          $13.630          $13.129
  Accumulation Unit Value at end of
   period                                  $16.341          $15.932          $13.630
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  913              569              250
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.791          $13.537          $13.057
  Accumulation Unit Value at end of
   period                                  $16.165          $15.791          $13.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,719           10,651            5,384
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.791          $13.537          $13.057
  Accumulation Unit Value at end of
   period                                  $16.165          $15.791          $13.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,719           10,651            5,384
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.564          $13.382          $12.934
  Accumulation Unit Value at end of
   period                                  $15.884          $15.564          $13.382
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,494            6,794            6,192
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

60

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.851          $10.711           $8.327          $12.827
  Accumulation Unit Value at end of
   period                                  $11.574          $11.851          $10.711           $8.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  160              188              189              198
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.642          $10.543           $8.212          $12.676
  Accumulation Unit Value at end of
   period                                  $11.347          $11.642          $10.543           $8.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                7                7                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.706          $10.611           $8.274          $12.784
  Accumulation Unit Value at end of
   period                                  $11.398          $11.706          $10.611           $8.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               15               16               18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.510          $10.455           $8.169          $12.646
  Accumulation Unit Value at end of
   period                                  $11.185          $11.510          $10.455           $8.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,449            1,630            1,765            1,841
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.510          $10.455           $8.169          $12.646
  Accumulation Unit Value at end of
   period                                  $11.185          $11.510          $10.455           $8.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,449            1,630            1,765            1,841
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.258          $10.251           $8.029                -
  Accumulation Unit Value at end of
   period                                  $10.912          $11.258          $10.251                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10               13               22                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.209          $10.212           $8.003          $12.427
  Accumulation Unit Value at end of
   period                                  $10.860          $11.209          $10.212           $8.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  466              554              640              754
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.969          $10.018           $7.870                -
  Accumulation Unit Value at end of
   period                                  $10.600          $10.969          $10.018                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  293              364              469                -
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.802           $9.534           $7.586          $11.801
  Accumulation Unit Value at end of
   period                                  $10.147          $10.802           $9.534           $7.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  185              197              193              210
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.677           $9.443           $7.528          $11.734
  Accumulation Unit Value at end of
   period                                  $10.009          $10.677           $9.443           $7.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                7                8                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.615           $9.397           $7.499          $11.701
  Accumulation Unit Value at end of
   period                                   $9.941          $10.615           $9.397           $7.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15               17               19               14

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.178          $11.075          $10.622
  Accumulation Unit Value at end of
   period                                  $12.827          $12.178          $11.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  180              115               27
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.058          $10.988          $10.553
  Accumulation Unit Value at end of
   period                                  $12.676          $12.058          $10.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                8                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.173          $11.104          $10.671
  Accumulation Unit Value at end of
   period                                  $12.784          $12.173          $11.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               19               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.066          $11.029          $10.613
  Accumulation Unit Value at end of
   period                                  $12.646          $12.066          $11.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,911            1,569              928
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.066          $11.029          $10.613
  Accumulation Unit Value at end of
   period                                  $12.646          $12.066          $11.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,911            1,569              928
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.893          $10.902          $10.512
  Accumulation Unit Value at end of
   period                                  $12.427          $11.893          $10.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  868              914              878
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.933          $10.358           $9.716
  Accumulation Unit Value at end of
   period                                  $11.801          $11.933          $10.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  163              111               30
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.889          $10.340           $9.713
  Accumulation Unit Value at end of
   period                                  $11.734          $11.889          $10.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10               10               10
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.867          $10.332           $9.711
  Accumulation Unit Value at end of
   period                                  $11.701          $11.867          $10.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10                6                2

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.492           $9.306           $7.441          $11.634
  Accumulation Unit Value at end of
   period                                   $9.806          $10.492           $9.306           $7.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  371              417              421              401
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.492           $9.306           $7.441          $11.634
  Accumulation Unit Value at end of
   period                                   $9.806          $10.492           $9.306           $7.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  371              417              421              401
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.340           $9.195           $7.370                -
  Accumulation Unit Value at end of
   period                                   $9.640          $10.340           $9.195                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8               10               11                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.310           $9.172           $7.356          $11.536
  Accumulation Unit Value at end of
   period                                   $9.607          $10.310           $9.172           $7.356
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  182              174              143              154
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.160           $9.062           $7.286                -
  Accumulation Unit Value at end of
   period                                   $9.444          $10.160           $9.062                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   69               94               86                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.311          $12.799          $11.000          $15.218
  Accumulation Unit Value at end of
   period                                  $16.092          $15.311          $12.799          $11.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,996            2,143            2,268            2,483
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.078          $12.629          $10.876          $15.077
  Accumulation Unit Value at end of
   period                                  $15.815          $15.078          $12.629          $10.876
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   92              107              114              122
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.100          $12.661          $10.914          $15.145
  Accumulation Unit Value at end of
   period                                  $15.823          $15.100          $12.661          $10.914
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  224              264              266              274
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.870          $12.493          $10.791          $15.004
  Accumulation Unit Value at end of
   period                                  $15.551          $14.870          $12.493          $10.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,103            8,505            8,900            9,731
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.870          $12.493          $10.791          $15.004
  Accumulation Unit Value at end of
   period                                  $15.551          $14.870          $12.493          $10.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,103            8,505            8,900            9,731
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.588          $12.286          $10.639                -
  Accumulation Unit Value at end of
   period                                  $15.217          $14.588          $12.286                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  104               80               92                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.824          $10.315           $9.708
  Accumulation Unit Value at end of
   period                                  $11.634          $11.824          $10.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  349              185               58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.824          $10.315           $9.708
  Accumulation Unit Value at end of
   period                                  $11.634          $11.824          $10.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  349              185               58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.759          $10.289           $9.703
  Accumulation Unit Value at end of
   period                                  $11.536          $11.759          $10.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  141               81               35
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.772          $13.581          $12.821
  Accumulation Unit Value at end of
   period                                  $15.218          $15.772          $13.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,266            1,203              296
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.657          $13.509          $12.770
  Accumulation Unit Value at end of
   period                                  $15.077          $15.657          $13.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  145              145               71
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.743          $13.597          $12.862
  Accumulation Unit Value at end of
   period                                  $15.145          $15.743          $13.597
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  264              214              140
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.628          $13.525          $12.810
  Accumulation Unit Value at end of
   period                                  $15.004          $15.628          $13.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,602            5,616            2,468
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.628          $13.525          $12.810
  Accumulation Unit Value at end of
   period                                  $15.004          $15.628          $13.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,602            5,616            2,468
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

62

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.532          $12.245          $10.609          $14.795
  Accumulation Unit Value at end of
   period                                  $15.151          $14.532          $12.245          $10.609
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,902            2,162            2,300            2,701
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.256          $12.043          $10.460                -
  Accumulation Unit Value at end of
   period                                  $14.826          $14.256          $12.043                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,038            1,176            1,291                -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.020           $7.881           $6.154           $9.266
  Accumulation Unit Value at end of
   period                                   $9.562          $10.020           $7.881           $6.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  264              292              210               78
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.955           $7.845           $6.139           $9.261
  Accumulation Unit Value at end of
   period                                   $9.480           $9.955           $7.845           $6.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               12                2                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.922           $7.828           $6.131           $9.259
  Accumulation Unit Value at end of
   period                                   $9.440           $9.922           $7.828           $6.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               39               21               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.857           $7.792           $6.115           $9.253
  Accumulation Unit Value at end of
   period                                   $9.359           $9.857           $7.792           $6.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  557              757              455              285
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.857           $7.792           $6.115           $9.253
  Accumulation Unit Value at end of
   period                                   $9.359           $9.857           $7.792           $6.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  557              757              455              285
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.777           $7.748           $6.095                -
  Accumulation Unit Value at end of
   period                                   $9.259           $9.777           $7.748                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   26               26               20                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.761           $7.739           $6.091           $9.246
  Accumulation Unit Value at end of
   period                                   $9.240           $9.761           $7.739           $6.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  184              232              176              179
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.681           $7.695           $6.072                -
  Accumulation Unit Value at end of
   period                                   $9.141           $9.681           $7.695                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  120              151              115                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.457          $13.417          $12.734
  Accumulation Unit Value at end of
   period                                  $14.795          $15.457          $13.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,017            2,775            2,205
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.261                -                -
  Accumulation Unit Value at end of
   period                                   $9.266                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.258                -                -
  Accumulation Unit Value at end of
   period                                   $9.261                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.257                -                -
  Accumulation Unit Value at end of
   period                                   $9.259                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.254                -                -
  Accumulation Unit Value at end of
   period                                   $9.253                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.254                -                -
  Accumulation Unit Value at end of
   period                                   $9.253                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.250                -                -
  Accumulation Unit Value at end of
   period                                   $9.246                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.799          $11.695           $8.215          $14.408
  Accumulation Unit Value at end of
   period                                  $13.965          $14.799          $11.695           $8.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  232              318              317              262
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.206          $12.040           $8.475          $14.893
  Accumulation Unit Value at end of
   period                                  $14.320          $15.206          $12.040           $8.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                5                5                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.674          $11.631           $8.194          $14.415
  Accumulation Unit Value at end of
   period                                  $13.805          $14.674          $11.631           $8.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   52               50               50               48
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.374          $11.415           $8.059          $14.205
  Accumulation Unit Value at end of
   period                                  $13.496          $14.374          $11.415           $8.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,794            1,978            2,157            2,049
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.374          $11.415           $8.059          $14.205
  Accumulation Unit Value at end of
   period                                  $13.496          $14.374          $11.415           $8.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,794            1,978            2,157            2,049
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.730          $11.728           $8.300                -
  Accumulation Unit Value at end of
   period                                  $13.796          $14.730          $11.728                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  181              220              248                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.599          $11.629           $8.235          $14.559
  Accumulation Unit Value at end of
   period                                  $13.666          $14.599          $11.629           $8.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  796              989            1,151            1,419
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.286           $6.617           $4.697                -
  Accumulation Unit Value at end of
   period                                   $7.737           $8.286           $6.617                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,137            1,408            1,694                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $20.634          $18.712          $14.964          $16.963
  Accumulation Unit Value at end of
   period                                  $21.027          $20.634          $18.712          $14.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,299            1,445            1,504            1,588
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $19.739          $17.937          $14.373          $16.325
  Accumulation Unit Value at end of
   period                                  $20.075          $19.739          $17.937          $14.373
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   39               53               64               67
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $20.458          $18.609          $14.926          $16.971
  Accumulation Unit Value at end of
   period                                  $20.786          $20.458          $18.609          $14.926
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  148              175              184              220

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.063          $12.121          $10.513
  Accumulation Unit Value at end of
   period                                  $14.408          $13.063          $12.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  243              140               45
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.529          $12.579          $10.925
  Accumulation Unit Value at end of
   period                                  $14.893          $13.529          $12.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                8                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.108          $12.199          $10.602
  Accumulation Unit Value at end of
   period                                  $14.415          $13.108          $12.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   55               40               30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.943          $12.070          $10.504
  Accumulation Unit Value at end of
   period                                  $14.205          $12.943          $12.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,799            1,096              688
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.943          $12.070          $10.504
  Accumulation Unit Value at end of
   period                                  $14.205          $12.943          $12.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,799            1,096              688
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.305          $12.445          $10.852
  Accumulation Unit Value at end of
   period                                  $14.559          $13.305          $12.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,713            1,889            1,963
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.109          $14.973          $14.595
  Accumulation Unit Value at end of
   period                                  $16.963          $16.109          $14.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,355              552              151
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.534          $14.468          $14.122
  Accumulation Unit Value at end of
   period                                  $16.325          $15.534          $14.468
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   61               58               28
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.165          $15.070          $14.719
  Accumulation Unit Value at end of
   period                                  $16.971          $16.165          $15.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  188               97               47

64

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $20.040          $18.265          $14.680          $16.724
  Accumulation Unit Value at end of
   period                                  $20.321          $20.040          $18.265          $14.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,098            4,418            4,360            4,161
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.040          $18.265          $14.680          $16.724
  Accumulation Unit Value at end of
   period                                  $20.321          $20.040          $18.265          $14.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,098            4,418            4,360            4,161
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.122          $17.472          $14.077                -
  Accumulation Unit Value at end of
   period                                  $19.341          $19.122          $17.472                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  208              235              267                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.952          $17.325          $13.966          $15.959
  Accumulation Unit Value at end of
   period                                  $19.160          $18.952          $17.325          $13.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,656            1,911            2,089            2,178
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.814          $16.325          $13.193                -
  Accumulation Unit Value at end of
   period                                  $17.964          $17.814          $16.325                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,051            1,267            1,523                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.181           $1.191           $1.200           $1.185
  Accumulation Unit Value at end of
   period                                   $1.171           $1.181           $1.191           $1.200
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,835            6,355            8,760           15,031
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.160           $1.173           $1.184           $1.172
  Accumulation Unit Value at end of
   period                                   $1.148           $1.160           $1.173           $1.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  204              193              254              578
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.171           $1.184           $1.197           $1.186
  Accumulation Unit Value at end of
   period                                   $1.157           $1.171           $1.184           $1.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,059              569              622            2,116
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.147           $1.162           $1.177           $1.169
  Accumulation Unit Value at end of
   period                                   $1.132           $1.147           $1.162           $1.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               55,088           55,218           72,357          117,263
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.147           $1.162           $1.177           $1.169
  Accumulation Unit Value at end of
   period                                   $1.132           $1.147           $1.162           $1.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               55,088           55,218           72,357          117,263
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.124           $1.142           $1.160                -
  Accumulation Unit Value at end of
   period                                   $1.106           $1.124           $1.142                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,020            2,453            3,654                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.961          $14.910          $14.583
  Accumulation Unit Value at end of
   period                                  $16.724          $15.961          $14.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,680            2,423            1,394
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.961          $14.910          $14.583
  Accumulation Unit Value at end of
   period                                  $16.724          $15.961          $14.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,680            2,423            1,394
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.277          $14.314          $14.027
  Accumulation Unit Value at end of
   period                                  $15.959          $15.277          $14.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,433            2,382            2,394
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.139           $1.097           $1.080
  Accumulation Unit Value at end of
   period                                   $1.185           $1.139           $1.097
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,142            1,269              453
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.128           $1.089           $1.074
  Accumulation Unit Value at end of
   period                                   $1.172           $1.128           $1.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  125               69                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.143           $1.104           $1.090
  Accumulation Unit Value at end of
   period                                   $1.186           $1.143           $1.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  311              162               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.129           $1.093           $1.080
  Accumulation Unit Value at end of
   period                                   $1.169           $1.129           $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               36,410           20,188            6,654
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.129           $1.093           $1.080
  Accumulation Unit Value at end of
   period                                   $1.169           $1.129           $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               36,410           20,188            6,654
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.114           $1.133           $1.151           $1.145
  Accumulation Unit Value at end of
   period                                   $1.096           $1.114           $1.133           $1.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               31,385           30,309           44,174           81,177
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.035           $1.055           $1.075                -
  Accumulation Unit Value at end of
   period                                   $1.016           $1.035           $1.055                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,572           16,268           27,103                -
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.150           $1.081           $0.736           $1.540
  Accumulation Unit Value at end of
   period                                   $1.106           $1.150           $1.081           $0.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,278            1,511            1,860            1,788
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.128           $1.062           $0.725           $1.519
  Accumulation Unit Value at end of
   period                                   $1.082           $1.128           $1.062           $0.725
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  195              209              311              256
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.137           $1.072           $0.732           $1.536
  Accumulation Unit Value at end of
   period                                   $1.090           $1.137           $1.072           $0.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  129              176              246              234
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.117           $1.055           $0.722           $1.518
  Accumulation Unit Value at end of
   period                                   $1.069           $1.117           $1.055           $0.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,022            6,390            7,021            6,604
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.117           $1.055           $0.722           $1.518
  Accumulation Unit Value at end of
   period                                   $1.069           $1.117           $1.055           $0.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,022            6,390            7,021            6,604
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.091           $1.032           $0.709                -
  Accumulation Unit Value at end of
   period                                   $1.041           $1.091           $1.032                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  833            1,057            1,164                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.086           $1.028           $0.706           $1.489
  Accumulation Unit Value at end of
   period                                   $1.035           $1.086           $1.028           $0.706
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,686            4,785            5,897            7,008
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.061           $1.007           $0.693                -
  Accumulation Unit Value at end of
   period                                   $1.009           $1.061           $1.007                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,731            3,923            4,447                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.110           $1.077           $1.067
  Accumulation Unit Value at end of
   period                                   $1.145           $1.110           $1.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               37,299           30,252           26,062
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.529           $1.362           $1.248
  Accumulation Unit Value at end of
   period                                   $1.540           $1.529           $1.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,751            1,650              550
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.512           $1.350           $1.238
  Accumulation Unit Value at end of
   period                                   $1.519           $1.512           $1.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  255              270              188
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.530           $1.367           $1.255
  Accumulation Unit Value at end of
   period                                   $1.536           $1.530           $1.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  241              242              147
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.515           $1.357           $1.247
  Accumulation Unit Value at end of
   period                                   $1.518           $1.515           $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,608            6,195            4,992
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.515           $1.357           $1.247
  Accumulation Unit Value at end of
   period                                   $1.518           $1.515           $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,608            6,195            4,992
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.490           $1.338           $1.232
  Accumulation Unit Value at end of
   period                                   $1.489           $1.490           $1.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,743           10,297           11,385
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

66

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.247           $1.089           $0.907           $1.591
  Accumulation Unit Value at end of
   period                                   $1.139           $1.247           $1.089           $0.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  246              289              324              259
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.223           $1.070           $0.893           $1.570
  Accumulation Unit Value at end of
   period                                   $1.114           $1.223           $1.070           $0.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.233           $1.080           $0.902           $1.587
  Accumulation Unit Value at end of
   period                                   $1.122           $1.233           $1.080           $0.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   39               45               63               52
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.211           $1.063           $0.890           $1.568
  Accumulation Unit Value at end of
   period                                   $1.100           $1.211           $1.063           $0.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,192            2,780            3,474            2,897
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.211           $1.063           $0.890           $1.568
  Accumulation Unit Value at end of
   period                                   $1.100           $1.211           $1.063           $0.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,192            2,780            3,474            2,897
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.182           $1.040           $0.873                -
  Accumulation Unit Value at end of
   period                                   $1.071           $1.182           $1.040                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  205              360              427                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.177           $1.036           $0.870           $1.538
  Accumulation Unit Value at end of
   period                                   $1.066           $1.177           $1.036           $0.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,231            2,834            3,226            3,859
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.150           $1.015           $0.854                -
  Accumulation Unit Value at end of
   period                                   $1.039           $1.150           $1.015                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,203            1,597            1,829                -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.560           $7.269           $5.149           $9.803
  Accumulation Unit Value at end of
   period                                   $7.880           $8.560           $7.269           $5.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               13                9                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.504           $7.235           $5.136           $9.797
  Accumulation Unit Value at end of
   period                                   $7.813           $8.504           $7.235           $5.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.477           $7.219           $5.129           $9.795
  Accumulation Unit Value at end of
   period                                   $7.780           $8.477           $7.219           $5.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.432           $1.359           $1.176
  Accumulation Unit Value at end of
   period                                   $1.591           $1.432           $1.359
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  241              152               18
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.416           $1.346           $1.166
  Accumulation Unit Value at end of
   period                                   $1.570           $1.416           $1.346
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.433           $1.364           $1.182
  Accumulation Unit Value at end of
   period                                   $1.587           $1.433           $1.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   39               38               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.419           $1.353           $1.175
  Accumulation Unit Value at end of
   period                                   $1.568           $1.419           $1.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,809            2,651              789
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.419           $1.353           $1.175
  Accumulation Unit Value at end of
   period                                   $1.568           $1.419           $1.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,809            2,651              789
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.396           $1.335           $1.161
  Accumulation Unit Value at end of
   period                                   $1.538           $1.396           $1.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,548            5,294            2,155
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.560                -                -
  Accumulation Unit Value at end of
   period                                   $9.803                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.557                -                -
  Accumulation Unit Value at end of
   period                                   $9.797                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.556                -                -
  Accumulation Unit Value at end of
   period                                   $9.795                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.421           $7.186           $5.116           $9.789
  Accumulation Unit Value at end of
   period                                   $7.713           $8.421           $7.186           $5.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  131               96               79               15
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.421           $7.186           $5.116           $9.789
  Accumulation Unit Value at end of
   period                                   $7.713           $8.421           $7.186           $5.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  131               96               79               15
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.352           $7.145           $5.100                -
  Accumulation Unit Value at end of
   period                                   $7.631           $8.352           $7.145                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11                7                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.339           $7.137           $5.096           $9.781
  Accumulation Unit Value at end of
   period                                   $7.615           $8.339           $7.137           $5.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   63               56               63               28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.270           $7.096           $5.080                -
  Accumulation Unit Value at end of
   period                                   $7.534           $8.270           $7.096                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               56               32                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.285          $11.310           $8.890          $12.835
  Accumulation Unit Value at end of
   period                                  $12.174          $12.285          $11.310           $8.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   65               52               51               41
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.143          $11.201           $8.822          $12.762
  Accumulation Unit Value at end of
   period                                  $12.008          $12.143          $11.201           $8.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.072          $11.147           $8.788          $12.726
  Accumulation Unit Value at end of
   period                                  $11.926          $12.072          $11.147           $8.788
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               19               16               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.932          $11.039           $8.721          $12.654
  Accumulation Unit Value at end of
   period                                  $11.764          $11.932          $11.039           $8.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,659            1,894            1,918            1,945
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.932          $11.039           $8.721          $12.654
  Accumulation Unit Value at end of
   period                                  $11.764          $11.932          $11.039           $8.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,659            1,894            1,918            1,945
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.759          $10.907           $8.638                -
  Accumulation Unit Value at end of
   period                                  $11.565          $11.759          $10.907                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   27               41               51                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.553                -                -
  Accumulation Unit Value at end of
   period                                   $9.789                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.553                -                -
  Accumulation Unit Value at end of
   period                                   $9.789                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.549                -                -
  Accumulation Unit Value at end of
   period                                   $9.781                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.972          $10.347           $9.640
  Accumulation Unit Value at end of
   period                                  $12.835          $11.972          $10.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               21                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.929          $10.329           $9.637
  Accumulation Unit Value at end of
   period                                  $12.762          $11.929          $10.329
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.907          $10.321           $9.635
  Accumulation Unit Value at end of
   period                                  $12.726          $11.907          $10.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   17               18                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.863          $10.303           $9.632
  Accumulation Unit Value at end of
   period                                  $12.654          $11.863          $10.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,217            2,337               10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.863          $10.303           $9.632
  Accumulation Unit Value at end of
   period                                  $12.654          $11.863          $10.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,217            2,337               10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

68

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.725          $10.880           $8.621          $12.547
  Accumulation Unit Value at end of
   period                                  $11.526          $11.725          $10.880           $8.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  815              926            1,063            1,266
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.555          $10.749           $8.539                -
  Accumulation Unit Value at end of
   period                                  $11.330          $11.555          $10.749                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  495              626              809                -
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.374           $1.314           $1.326           $1.191
  Accumulation Unit Value at end of
   period                                   $1.470           $1.374           $1.314           $1.326
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,345           11,240           12,780           16,381
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.347           $1.292           $1.306           $1.175
  Accumulation Unit Value at end of
   period                                   $1.439           $1.347           $1.292           $1.306
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  218              342              396              545
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.358           $1.303           $1.319           $1.188
  Accumulation Unit Value at end of
   period                                   $1.449           $1.358           $1.303           $1.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,224            1,560            1,572            2,576
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.334           $1.283           $1.301           $1.174
  Accumulation Unit Value at end of
   period                                   $1.420           $1.334           $1.283           $1.301
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               59,305           70,228           78,299           90,811
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.334           $1.283           $1.301           $1.174
  Accumulation Unit Value at end of
   period                                   $1.420           $1.334           $1.283           $1.301
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               59,305           70,228           78,299           90,811
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.303           $1.256           $1.276                -
  Accumulation Unit Value at end of
   period                                   $1.383           $1.303           $1.256                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,469            1,530            2,235                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.297           $1.251           $1.272           $1.151
  Accumulation Unit Value at end of
   period                                   $1.376           $1.297           $1.251           $1.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               23,810           27,573           33,307           43,351
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.267           $1.225           $1.249                -
  Accumulation Unit Value at end of
   period                                   $1.341           $1.267           $1.225                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,631           16,999           21,546                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.798          $10.277           $9.627
  Accumulation Unit Value at end of
   period                                  $12.547          $11.798          $10.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,396            1,557                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.129           $1.100           $1.093
  Accumulation Unit Value at end of
   period                                   $1.191           $1.129           $1.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,675            1,458              216
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.116           $1.090           $1.085
  Accumulation Unit Value at end of
   period                                   $1.175           $1.116           $1.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  195              161               52
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.130           $1.104           $1.099
  Accumulation Unit Value at end of
   period                                   $1.188           $1.130           $1.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  724              319              195
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.119           $1.095           $1.092
  Accumulation Unit Value at end of
   period                                   $1.174           $1.119           $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               73,021           44,385           23,647
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.119           $1.095           $1.092
  Accumulation Unit Value at end of
   period                                   $1.174           $1.119           $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               73,021           44,385           23,647
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.100           $1.080           $1.080
  Accumulation Unit Value at end of
   period                                   $1.151           $1.100           $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               32,443           26,808           26,304
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.141           $1.913           $1.427           $2.413
  Accumulation Unit Value at end of
   period                                   $1.980           $2.141           $1.913           $1.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,411            1,634            1,711            1,798
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $2.100           $1.880           $1.405           $2.381
  Accumulation Unit Value at end of
   period                                   $1.938           $2.100           $1.880           $1.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   44               40               41               40
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.117           $1.897           $1.419           $2.408
  Accumulation Unit Value at end of
   period                                   $1.951           $2.117           $1.897           $1.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   87               80              162               69
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $2.079           $1.867           $1.400           $2.379
  Accumulation Unit Value at end of
   period                                   $1.913           $2.079           $1.867           $1.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,030           14,305           15,797           16,506
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.079           $1.867           $1.400           $2.379
  Accumulation Unit Value at end of
   period                                   $1.913           $2.079           $1.867           $1.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,030           14,305           15,797           16,506
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.030           $1.828           $1.373                -
  Accumulation Unit Value at end of
   period                                   $1.863           $2.030           $1.828                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  111              141              171                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.021           $1.820           $1.368           $2.333
  Accumulation Unit Value at end of
   period                                   $1.854           $2.021           $1.820           $1.368
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,343            3,781            4,366            4,619
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.974           $1.783           $1.344                -
  Accumulation Unit Value at end of
   period                                   $1.807           $1.974           $1.783                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,570            1,843            2,226                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.887           $1.668           $1.292           $1.823
  Accumulation Unit Value at end of
   period                                   $1.752           $1.887           $1.668           $1.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,725            7,386            8,115            8,072
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.851           $1.639           $1.272           $1.799
  Accumulation Unit Value at end of
   period                                   $1.715           $1.851           $1.639           $1.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  203              162              194              214
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.866           $1.654           $1.285           $1.818
  Accumulation Unit Value at end of
   period                                   $1.727           $1.866           $1.654           $1.285
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  690              838              915              990

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.122           $1.669           $1.399
  Accumulation Unit Value at end of
   period                                   $2.413           $2.122           $1.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,388              287               41
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $2.098           $1.653           $1.387
  Accumulation Unit Value at end of
   period                                   $2.381           $2.098           $1.653
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46                7                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.123           $1.675           $1.406
  Accumulation Unit Value at end of
   period                                   $2.408           $2.123           $1.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   91               46               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $2.102           $1.662           $1.397
  Accumulation Unit Value at end of
   period                                   $2.379           $2.102           $1.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,825            3,283            1,186
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.102           $1.662           $1.397
  Accumulation Unit Value at end of
   period                                   $2.379           $2.102           $1.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,825            3,283            1,186
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.068           $1.639           $1.381
  Accumulation Unit Value at end of
   period                                   $2.333           $2.068           $1.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,698            3,146            2,228
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.678           $1.521           $1.396
  Accumulation Unit Value at end of
   period                                   $1.823           $1.678           $1.521
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,726            1,810              321
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.659           $1.507           $1.385
  Accumulation Unit Value at end of
   period                                   $1.799           $1.659           $1.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  210              158               85
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.679           $1.527           $1.404
  Accumulation Unit Value at end of
   period                                   $1.818           $1.679           $1.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  859              392              242

70

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.833           $1.628           $1.267           $1.797
  Accumulation Unit Value at end of
   period                                   $1.693           $1.833           $1.628           $1.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,543           10,609           10,925           11,178
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.833           $1.628           $1.267           $1.797
  Accumulation Unit Value at end of
   period                                   $1.693           $1.833           $1.628           $1.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,543           10,609           10,925           11,178
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.790           $1.594           $1.244                -
  Accumulation Unit Value at end of
   period                                   $1.649           $1.790           $1.594                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,006            1,217            1,230                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.781           $1.587           $1.239           $1.762
  Accumulation Unit Value at end of
   period                                   $1.640           $1.781           $1.587           $1.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,641            7,163            8,446            9,973
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.741           $1.555           $1.217                -
  Accumulation Unit Value at end of
   period                                   $1.599           $1.741           $1.555                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,201            5,499            6,784                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.816          $12.410          $10.319          $15.151
  Accumulation Unit Value at end of
   period                                  $15.569          $15.816          $12.410          $10.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   73               61               37               41
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.590          $12.257          $10.212          $15.024
  Accumulation Unit Value at end of
   period                                  $15.315          $15.590          $12.257          $10.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                7                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.584          $12.264          $10.229          $15.064
  Accumulation Unit Value at end of
   period                                  $15.294          $15.584          $12.264          $10.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                7                4                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.361          $12.113          $10.123          $14.937
  Accumulation Unit Value at end of
   period                                  $15.045          $15.361          $12.113          $10.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,219            1,374            1,393            1,423
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.361          $12.113          $10.123          $14.937
  Accumulation Unit Value at end of
   period                                  $15.045          $15.361          $12.113          $10.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,219            1,374            1,393            1,423
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.087          $11.927           $9.992                -
  Accumulation Unit Value at end of
   period                                  $14.740          $15.087          $11.927                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   40               44               47                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.663           $1.515           $1.395
  Accumulation Unit Value at end of
   period                                   $1.797           $1.663           $1.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,271            8,186            6,356
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.663           $1.515           $1.395
  Accumulation Unit Value at end of
   period                                   $1.797           $1.663           $1.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,271            8,186            6,356
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.635           $1.495           $1.378
  Accumulation Unit Value at end of
   period                                   $1.762           $1.635           $1.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,288           13,389           14,960
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.527          $12.475          $10.821
  Accumulation Unit Value at end of
   period                                  $15.151          $14.527          $12.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               18                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.434          $12.420          $10.788
  Accumulation Unit Value at end of
   period                                  $15.024          $14.434          $12.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.486          $12.478          $10.845
  Accumulation Unit Value at end of
   period                                  $15.064          $14.486          $12.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                3                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.394          $12.423          $10.812
  Accumulation Unit Value at end of
   period                                  $14.937          $14.394          $12.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  837              358              102
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.394          $12.423          $10.812
  Accumulation Unit Value at end of
   period                                  $14.937          $14.394          $12.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  837              358              102
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.033          $11.890           $9.966          $14.750
  Accumulation Unit Value at end of
   period                                  $14.679          $15.033          $11.890           $9.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  355              392              426              430
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.764          $11.707           $9.837                -
  Accumulation Unit Value at end of
   period                                  $14.381          $14.764          $11.707                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  189              229              289                -
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.734                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.259                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   39                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.731                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.245                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.730                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.237                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.727                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.223                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  187                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.727                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.223                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  187                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.724                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.205                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.723                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.201                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  175                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.720                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.183                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  109                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  -------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.256          $12.341          $10.762
  Accumulation Unit Value at end of
   period                                  $14.750          $14.256          $12.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  414              327              123
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

72

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.178          $15.419          $11.782          $17.942
  Accumulation Unit Value at end of
   period                                  $16.296          $17.178          $15.419          $11.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               36               36               41
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.115          $14.494          $11.098          $16.934
  Accumulation Unit Value at end of
   period                                  $15.257          $16.115          $14.494          $11.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $17.032          $15.334          $11.752          $17.950
  Accumulation Unit Value at end of
   period                                  $16.109          $17.032          $15.334          $11.752
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                3                3                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.684          $15.050          $11.558          $17.689
  Accumulation Unit Value at end of
   period                                  $15.748          $16.684          $15.050          $11.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  170              182              189              187
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.684          $15.050          $11.558          $17.689
  Accumulation Unit Value at end of
   period                                  $15.748          $16.684          $15.050          $11.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  170              182              189              187
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.611          $14.118          $10.869                -
  Accumulation Unit Value at end of
   period                                  $14.699          $15.611          $14.118                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                4                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.473          $14.000          $10.784          $16.554
  Accumulation Unit Value at end of
   period                                  $14.561          $15.473          $14.000          $10.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   90              104              111              114
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.710          $12.436           $9.603                -
  Accumulation Unit Value at end of
   period                                  $12.870          $13.710          $12.436                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   62               80               99                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.194           $8.914           $6.530          $10.523
  Accumulation Unit Value at end of
   period                                  $10.075          $10.194           $8.914           $6.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   96               60               53               32
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.889           $8.664           $6.360          $10.269
  Accumulation Unit Value at end of
   period                                   $9.754           $9.889           $8.664           $6.360
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                2                2                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.108           $8.865           $6.514          $10.528
  Accumulation Unit Value at end of
   period                                   $9.960          $10.108           $8.865           $6.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19               13               12               10

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.572          $13.434          $12.178
  Accumulation Unit Value at end of
   period                                  $17.942          $16.572          $13.434
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   43               33                7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.672          $12.730          $11.555
  Accumulation Unit Value at end of
   period                                  $16.934          $15.672          $12.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                1                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.629          $13.521          $12.282
  Accumulation Unit Value at end of
   period                                  $17.950          $16.629          $13.521
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                6                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.420          $13.378          $12.168
  Accumulation Unit Value at end of
   period                                  $17.689          $16.420          $13.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  156              128               71
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.420          $13.378          $12.168
  Accumulation Unit Value at end of
   period                                  $17.689          $16.420          $13.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  156              128               71
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.412          $12.595          $11.478
  Accumulation Unit Value at end of
   period                                  $16.554          $15.412          $12.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  148              175              154
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.759           $8.187           $6.899
  Accumulation Unit Value at end of
   period                                  $10.523           $8.759           $8.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               10                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.564           $8.022           $6.769
  Accumulation Unit Value at end of
   period                                  $10.269           $8.564           $8.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.789           $8.240           $6.958
  Accumulation Unit Value at end of
   period                                  $10.528           $8.789           $8.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                2                4

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.901           $8.701           $6.406          $10.375
  Accumulation Unit Value at end of
   period                                   $9.736           $9.901           $8.701           $6.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  491              538              597              542
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.901           $8.701           $6.406          $10.375
  Accumulation Unit Value at end of
   period                                   $9.736           $9.901           $8.701           $6.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  491              538              597              542
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.579           $8.439           $6.229                -
  Accumulation Unit Value at end of
   period                                   $9.397           $9.579           $8.439                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   69               71               96                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.494           $8.369           $6.180          $10.039
  Accumulation Unit Value at end of
   period                                   $9.309           $9.494           $8.369           $6.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  286              343              339              345
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.188           $5.468           $4.048                -
  Accumulation Unit Value at end of
   period                                   $6.052           $6.188           $5.468                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  293              285              309                -
MFS HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.746          $13.841           $9.622          $13.527
  Accumulation Unit Value at end of
   period                                  $16.253          $15.746          $13.841           $9.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  142              142              124               82
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.033          $13.241           $9.223          $12.992
  Accumulation Unit Value at end of
   period                                  $15.486          $15.033          $13.241           $9.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                2                8                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.612          $13.765           $9.597          $13.533
  Accumulation Unit Value at end of
   period                                  $16.067          $15.612          $13.765           $9.597
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22               46               56               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.293          $13.510           $9.439          $13.336
  Accumulation Unit Value at end of
   period                                  $15.707          $15.293          $13.510           $9.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,158            1,179            1,174              679
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.293          $13.510           $9.439          $13.336
  Accumulation Unit Value at end of
   period                                  $15.707          $15.293          $13.510           $9.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,158            1,179            1,174              679
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.563          $12.897           $9.033                -
  Accumulation Unit Value at end of
   period                                  $14.920          $14.563          $12.897                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   75               83               87                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.679           $8.153           $6.894
  Accumulation Unit Value at end of
   period                                  $10.375           $8.679           $8.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  247              153               81
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.679           $8.153           $6.894
  Accumulation Unit Value at end of
   period                                  $10.375           $8.679           $8.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  247              153               81
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.423           $7.936           $6.724
  Accumulation Unit Value at end of
   period                                  $10.039           $8.423           $7.936
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  498              556              710
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.405          $12.249          $11.744
  Accumulation Unit Value at end of
   period                                  $13.527          $13.405          $12.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   81               35               12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.901          $11.812          $11.340
  Accumulation Unit Value at end of
   period                                  $12.992          $12.901          $11.812
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.452          $12.328          $11.844
  Accumulation Unit Value at end of
   period                                  $13.533          $13.452          $12.328
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15               13               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.282          $12.198          $11.734
  Accumulation Unit Value at end of
   period                                  $13.336          $13.282          $12.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  740              617              473
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.282          $12.198          $11.734
  Accumulation Unit Value at end of
   period                                  $13.336          $13.282          $12.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  740              617              473
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

74

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.434          $12.789           $8.962          $12.700
  Accumulation Unit Value at end of
   period                                  $14.780          $14.434          $12.789           $8.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  812              954            1,030              997
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.270          $12.676           $8.905                -
  Accumulation Unit Value at end of
   period                                  $14.576          $14.270          $12.676                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  455              542              624                -
MFS INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.548           $8.561           $6.187           $9.885
  Accumulation Unit Value at end of
   period                                   $9.522           $9.548           $8.561           $6.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               18               33               22
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.958           $8.049           $5.828           $9.330
  Accumulation Unit Value at end of
   period                                   $8.916           $8.958           $8.049           $5.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.467           $8.514           $6.172           $9.890
  Accumulation Unit Value at end of
   period                                   $9.413           $9.467           $8.514           $6.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               11               11               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.273           $8.357           $6.070           $9.746
  Accumulation Unit Value at end of
   period                                   $9.202           $9.273           $8.357           $6.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  290              266              281              259
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.273           $8.357           $6.070           $9.746
  Accumulation Unit Value at end of
   period                                   $9.202           $9.273           $8.357           $6.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  290              266              281              259
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.678           $7.840           $5.708                -
  Accumulation Unit Value at end of
   period                                   $8.589           $8.678           $7.840                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  190              230              265                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.601           $7.774           $5.663           $9.121
  Accumulation Unit Value at end of
   period                                   $8.509           $8.601           $7.774           $5.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  224              229              306              373
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.603           $5.983           $4.369                -
  Accumulation Unit Value at end of
   period                                   $6.516           $6.603           $5.983                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  398              453              613                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.687          $11.686          $11.265
  Accumulation Unit Value at end of
   period                                  $12.700          $12.687          $11.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,135            1,406            1,602
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.952           $8.393           $7.597
  Accumulation Unit Value at end of
   period                                   $9.885           $8.952           $8.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               12                6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.467           $7.954           $7.209
  Accumulation Unit Value at end of
   period                                   $9.330           $8.467           $7.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.984           $8.448           $7.661
  Accumulation Unit Value at end of
   period                                   $9.890           $8.984           $8.448
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               21               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.871           $8.358           $7.590
  Accumulation Unit Value at end of
   period                                   $9.746           $8.871           $8.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  268              216              169
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.871           $8.358           $7.590
  Accumulation Unit Value at end of
   period                                   $9.746           $8.871           $8.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  268              216              169
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.327           $7.869           $7.160
  Accumulation Unit Value at end of
   period                                   $9.121           $8.327           $7.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  475              681              872
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.296          $10.254           $8.150          $12.282
  Accumulation Unit Value at end of
   period                                  $10.956          $11.296          $10.254           $8.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   73               59               57               63
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.840           $8.951           $7.128          $10.764
  Accumulation Unit Value at end of
   period                                   $9.525           $9.840           $8.951           $7.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.200          $10.198           $8.129          $12.288
  Accumulation Unit Value at end of
   period                                  $10.830          $11.200          $10.198           $8.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               24               24               23
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.971          $10.009           $7.995          $12.109
  Accumulation Unit Value at end of
   period                                  $10.588          $10.971          $10.009           $7.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,322            4,936            5,236            5,377
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.971          $10.009           $7.995          $12.109
  Accumulation Unit Value at end of
   period                                  $10.588          $10.971          $10.009           $7.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,322            4,936            5,236            5,377
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.532           $8.718           $6.981                -
  Accumulation Unit Value at end of
   period                                   $9.176           $9.532           $8.718                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  158              181              205                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.448           $8.645           $6.926          $10.522
  Accumulation Unit Value at end of
   period                                   $9.090           $9.448           $8.645           $6.926
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,483            1,719            1,912            2,199
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.142           $8.387           $6.736                -
  Accumulation Unit Value at end of
   period                                   $8.775           $9.142           $8.387                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  993            1,241            1,596                -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.844           $4.546           $3.234           $6.732
  Accumulation Unit Value at end of
   period                                   $5.446           $5.844           $4.546           $3.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  184              216              146               88
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $5.712           $4.452           $3.173           $6.620
  Accumulation Unit Value at end of
   period                                   $5.313           $5.712           $4.452           $3.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                3                2                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.787           $4.515           $3.221           $6.727
  Accumulation Unit Value at end of
   period                                   $5.377           $5.787           $4.515           $3.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   58               68               52               50

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.230          $10.023           $9.061
  Accumulation Unit Value at end of
   period                                  $12.282          $11.230          $10.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   50               37               31
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.861           $8.819           $7.983
  Accumulation Unit Value at end of
   period                                  $10.764           $9.861           $8.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                6                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.269          $10.088           $9.138
  Accumulation Unit Value at end of
   period                                  $12.288          $11.269          $10.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   26               30               38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.127           $9.981           $9.053
  Accumulation Unit Value at end of
   period                                  $12.109          $11.127           $9.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,793            3,211            1,720
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.127           $9.981           $9.053
  Accumulation Unit Value at end of
   period                                  $12.109          $11.127           $9.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,793            3,211            1,720
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.698           $8.726           $7.930
  Accumulation Unit Value at end of
   period                                  $10.522           $9.698           $8.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,369            2,328            2,267
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.183           $6.081           $5.311
  Accumulation Unit Value at end of
   period                                   $6.732           $6.183           $6.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  105               56               21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $6.092           $6.003           $5.250
  Accumulation Unit Value at end of
   period                                   $6.620           $6.092           $6.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                4                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.196           $6.112           $5.349
  Accumulation Unit Value at end of
   period                                   $6.727           $6.196           $6.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   51               56               46

76

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $5.676           $4.437           $3.172           $6.638
  Accumulation Unit Value at end of
   period                                   $5.263           $5.676           $4.437           $3.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  985            1,351            1,107              869
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.676           $4.437           $3.172           $6.638
  Accumulation Unit Value at end of
   period                                   $5.263           $5.676           $4.437           $3.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  985            1,351            1,107              869
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.523           $4.329           $3.102                -
  Accumulation Unit Value at end of
   period                                   $5.109           $5.523           $4.329                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  200              245              271                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.490           $4.305           $3.087           $6.479
  Accumulation Unit Value at end of
   period                                   $5.076           $5.490           $4.305           $3.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  689              964              975            1,108
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.790           $4.552           $3.272                -
  Accumulation Unit Value at end of
   period                                   $5.340           $5.790           $4.552                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  458              650              767                -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $20.563          $15.211           $9.401          $15.628
  Accumulation Unit Value at end of
   period                                  $18.295          $20.563          $15.211           $9.401
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   62               59               50               29
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $18.588          $13.778           $8.532          $14.212
  Accumulation Unit Value at end of
   period                                  $16.505          $18.588          $13.778           $8.532
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                5                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $20.388          $15.127           $9.377          $15.635
  Accumulation Unit Value at end of
   period                                  $18.086          $20.388          $15.127           $9.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               10               11               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $19.971          $14.847           $9.222          $15.407
  Accumulation Unit Value at end of
   period                                  $17.680          $19.971          $14.847           $9.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,639            1,848            2,045            2,291
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.971          $14.847           $9.222          $15.407
  Accumulation Unit Value at end of
   period                                  $17.680          $19.971          $14.847           $9.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,639            1,848            2,045            2,291
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.007          $13.420           $8.357                -
  Accumulation Unit Value at end of
   period                                  $15.901          $18.007          $13.420                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               45               55                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $6.126           $6.055           $5.306
  Accumulation Unit Value at end of
   period                                   $6.638           $6.126           $6.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  881              691              746
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.126           $6.055           $5.306
  Accumulation Unit Value at end of
   period                                   $6.638           $6.126           $6.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  881              691              746
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.998           $5.946           $5.221
  Accumulation Unit Value at end of
   period                                   $6.479           $5.998           $5.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,400            1,674            2,125
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.374          $13.696          $11.353
  Accumulation Unit Value at end of
   period                                  $15.628          $15.374          $13.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               13                6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.009          $12.505          $10.380
  Accumulation Unit Value at end of
   period                                  $14.212          $14.009          $12.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.428          $13.784          $11.449
  Accumulation Unit Value at end of
   period                                  $15.635          $15.428          $13.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               12                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.233          $13.638          $11.343
  Accumulation Unit Value at end of
   period                                  $15.407          $15.233          $13.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,453            1,776              759
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.233          $13.638          $11.343
  Accumulation Unit Value at end of
   period                                  $15.407          $15.233          $13.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,453            1,776              759
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.847          $13.308           $8.291          $13.893
  Accumulation Unit Value at end of
   period                                  $15.752          $17.847          $13.308           $8.291
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  657              792              944            1,104
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.550           $8.634           $5.393                -
  Accumulation Unit Value at end of
   period                                  $10.169          $11.550           $8.634                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  584              733              995                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.768          $11.982          $10.403          $10.746
  Accumulation Unit Value at end of
   period                                  $13.514          $12.768          $11.982          $10.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  592              360              273              178
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.620          $11.867          $10.324          $10.686
  Accumulation Unit Value at end of
   period                                  $13.331          $12.620          $11.867          $10.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               22               11                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.547          $11.810          $10.285          $10.656
  Accumulation Unit Value at end of
   period                                  $13.240          $12.547          $11.810          $10.285
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   58               41               37               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.402          $11.697          $10.207          $10.596
  Accumulation Unit Value at end of
   period                                  $13.061          $12.402          $11.697          $10.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,562            2,496            2,283            1,894
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.402          $11.697          $10.207          $10.596
  Accumulation Unit Value at end of
   period                                  $13.061          $12.402          $11.697          $10.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,562            2,496            2,283            1,894
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.223          $11.557          $10.110                -
  Accumulation Unit Value at end of
   period                                  $12.841          $12.223          $11.557                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   66               68               66                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.188          $11.530          $10.091          $10.507
  Accumulation Unit Value at end of
   period                                  $12.797          $12.188          $11.530          $10.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  815            1,030              908              463
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.012          $11.392           $9.995                -
  Accumulation Unit Value at end of
   period                                  $12.581          $12.012          $11.392                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  436              505              565                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.778          $12.372          $10.310
  Accumulation Unit Value at end of
   period                                  $13.893          $13.778          $12.372
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,291            1,416            1,342
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.401          $10.081           $9.990
  Accumulation Unit Value at end of
   period                                  $10.746          $10.401          $10.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   61               32                8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.363          $10.065           $9.987
  Accumulation Unit Value at end of
   period                                  $10.686          $10.363          $10.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                5                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.344          $10.057           $9.986
  Accumulation Unit Value at end of
   period                                  $10.656          $10.344          $10.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.307          $10.040           $9.983
  Accumulation Unit Value at end of
   period                                  $10.596          $10.307          $10.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,186              456               62
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.307          $10.040           $9.983
  Accumulation Unit Value at end of
   period                                  $10.596          $10.307          $10.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,186              456               62
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.251          $10.016           $9.978
  Accumulation Unit Value at end of
   period                                  $10.507          $10.251          $10.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  341              109               38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

78

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.638          $12.413           $9.567          $16.749
  Accumulation Unit Value at end of
   period                                  $12.052          $13.638          $12.413           $9.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   53               63               74               76
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.484          $12.297           $9.497          $16.660
  Accumulation Unit Value at end of
   period                                  $11.892          $13.484          $12.297           $9.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                1                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.408          $12.240           $9.462          $16.615
  Accumulation Unit Value at end of
   period                                  $11.813          $13.408          $12.240           $9.462
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                5                5                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.256          $12.126           $9.392          $16.527
  Accumulation Unit Value at end of
   period                                  $11.656          $13.256          $12.126           $9.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  811              844              915              993
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.256          $12.126           $9.392          $16.527
  Accumulation Unit Value at end of
   period                                  $11.656          $13.256          $12.126           $9.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  811              844              915              993
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.070          $11.985           $9.307                -
  Accumulation Unit Value at end of
   period                                  $11.463          $13.070          $11.985                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                7                6                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.033          $11.957           $9.289          $16.395
  Accumulation Unit Value at end of
   period                                  $11.425          $13.033          $11.957           $9.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  171              178              188              213
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.849          $11.818           $9.204                -
  Accumulation Unit Value at end of
   period                                  $11.236          $12.849          $11.818                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  104              104              126                -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.357          $10.753           $8.308          $13.109
  Accumulation Unit Value at end of
   period                                  $12.197          $12.357          $10.753           $8.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,127            1,283            1,417            1,394
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.214          $10.650           $8.244          $13.035
  Accumulation Unit Value at end of
   period                                  $12.032          $12.214          $10.650           $8.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22               19               20               21
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.143          $10.598           $8.212          $12.998
  Accumulation Unit Value at end of
   period                                  $11.950          $12.143          $10.598           $8.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   92              105              112              123

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.972          $12.026          $10.019
  Accumulation Unit Value at end of
   period                                  $16.749          $14.972          $12.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   68               44                5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.922          $12.010          $10.019
  Accumulation Unit Value at end of
   period                                  $16.660          $14.922          $12.010
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.897          $12.002          $10.019
  Accumulation Unit Value at end of
   period                                  $16.615          $14.897          $12.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                5                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.847          $11.985          $10.019
  Accumulation Unit Value at end of
   period                                  $16.527          $14.847          $11.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  506              118               25
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.847          $11.985          $10.019
  Accumulation Unit Value at end of
   period                                  $16.527          $14.847          $11.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  506              118               25
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.773          $11.961          $10.019
  Accumulation Unit Value at end of
   period                                  $16.395          $14.773          $11.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  150               76               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.679          $10.662           $9.481
  Accumulation Unit Value at end of
   period                                  $13.109          $11.679          $10.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  881              220               15
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.636          $10.644           $9.477
  Accumulation Unit Value at end of
   period                                  $13.035          $11.636          $10.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16                8                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.615          $10.635           $9.476
  Accumulation Unit Value at end of
   period                                  $12.998          $11.615          $10.635
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   83               13                2

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.002          $10.496           $8.150          $12.925
  Accumulation Unit Value at end of
   period                                  $11.787          $12.002          $10.496           $8.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  407              408              434              451
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.002          $10.496           $8.150          $12.925
  Accumulation Unit Value at end of
   period                                  $11.787          $12.002          $10.496           $8.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  407              408              434              451
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.828          $10.370           $8.072                -
  Accumulation Unit Value at end of
   period                                  $11.587          $11.828          $10.370                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5               11                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.793          $10.345           $8.056          $12.815
  Accumulation Unit Value at end of
   period                                  $11.548          $11.793          $10.345           $8.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   43               45               32               48
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.622          $10.220           $7.979                -
  Accumulation Unit Value at end of
   period                                  $11.352          $11.622          $10.220                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               31               43                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.944          $14.627          $12.499          $16.188
  Accumulation Unit Value at end of
   period                                  $16.089          $15.944          $14.627          $12.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,645            3,094            3,381            3,629
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.560          $13.385          $11.460          $14.872
  Accumulation Unit Value at end of
   period                                  $14.663          $14.560          $13.385          $11.460
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  114              162              188              200
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.808          $14.546          $12.467          $16.196
  Accumulation Unit Value at end of
   period                                  $15.904          $15.808          $14.546          $12.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  373              433              469              524
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.485          $14.278          $12.261          $15.960
  Accumulation Unit Value at end of
   period                                  $15.548          $15.485          $14.278          $12.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,480            8,292            8,994            9,661
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.485          $14.278          $12.261          $15.960
  Accumulation Unit Value at end of
   period                                  $15.548          $15.485          $14.278          $12.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,480            8,292            8,994            9,661
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.105          $13.037          $11.224                -
  Accumulation Unit Value at end of
   period                                  $14.127          $14.105          $13.037                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  452              460              620                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.572          $10.617           $9.472
  Accumulation Unit Value at end of
   period                                  $12.925          $11.572          $10.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  368              140               48
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.572          $10.617           $9.472
  Accumulation Unit Value at end of
   period                                  $12.925          $11.572          $10.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  368              140               48
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.508          $10.590           $9.468
  Accumulation Unit Value at end of
   period                                  $12.815          $11.508          $10.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   68               36               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.666          $14.120          $13.610
  Accumulation Unit Value at end of
   period                                  $16.188          $15.666          $14.120
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,262            1,511              426
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.422          $13.025          $12.571
  Accumulation Unit Value at end of
   period                                  $14.872          $14.422          $13.025
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  214              204              118
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.720          $14.212          $13.726
  Accumulation Unit Value at end of
   period                                  $16.196          $15.720          $14.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  501              339              237
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.523          $14.061          $13.598
  Accumulation Unit Value at end of
   period                                  $15.960          $15.523          $14.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,927            6,316            3,478
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.523          $14.061          $13.598
  Accumulation Unit Value at end of
   period                                  $15.960          $15.523          $14.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,927            6,316            3,478
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

80

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.980          $12.928          $11.136          $14.539
  Accumulation Unit Value at end of
   period                                  $13.994          $13.980          $12.928          $11.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,657            3,098            3,611            4,436
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.950          $12.006          $10.367                -
  Accumulation Unit Value at end of
   period                                  $12.931          $12.950          $12.006                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,186            2,779            3,437                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.952          $15.329          $12.598          $18.846
  Accumulation Unit Value at end of
   period                                  $16.758          $16.952          $15.329          $12.598
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  894              979            1,015              984
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.694          $15.125          $12.456          $18.671
  Accumulation Unit Value at end of
   period                                  $16.469          $16.694          $15.125          $12.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   48               48               48               48
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.719          $15.163          $12.499          $18.755
  Accumulation Unit Value at end of
   period                                  $16.477          $16.719          $15.163          $12.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   85               98               99               98
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.464          $14.962          $12.358          $18.581
  Accumulation Unit Value at end of
   period                                  $16.194          $16.464          $14.962          $12.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,225            2,357            2,476            2,442
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.464          $14.962          $12.358          $18.581
  Accumulation Unit Value at end of
   period                                  $16.194          $16.464          $14.962          $12.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,225            2,357            2,476            2,442
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.152          $14.715          $12.184                -
  Accumulation Unit Value at end of
   period                                  $15.847          $16.152          $14.715                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   35               43               44                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.090          $14.666          $12.150          $18.322
  Accumulation Unit Value at end of
   period                                  $15.778          $16.090          $14.666          $12.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  485              576              628              707
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.784          $14.423          $11.979                -
  Accumulation Unit Value at end of
   period                                  $15.440          $15.784          $14.423                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  342              414              511                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.183          $12.886          $12.487
  Accumulation Unit Value at end of
   period                                  $14.539          $14.183          $12.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,780            6,059            6,636
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.614          $14.701          $13.780
  Accumulation Unit Value at end of
   period                                  $18.846          $17.614          $14.701
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  606              335               98
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $17.485          $14.622          $13.725
  Accumulation Unit Value at end of
   period                                  $18.671          $17.485          $14.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   51               52               32
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $17.582          $14.718          $13.824
  Accumulation Unit Value at end of
   period                                  $18.755          $17.582          $14.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   69               46                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $17.453          $14.639          $13.768
  Accumulation Unit Value at end of
   period                                  $18.581          $17.453          $14.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,861              949              383
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.453          $14.639          $13.768
  Accumulation Unit Value at end of
   period                                  $18.581          $17.453          $14.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,861              949              383
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.262          $14.522          $13.686
  Accumulation Unit Value at end of
   period                                  $18.322          $17.262          $14.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  682              528              355
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $21.701          $19.548          $15.988          $22.537
  Accumulation Unit Value at end of
   period                                  $20.880          $21.701          $19.548          $15.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,971            3,343            3,448            3,530
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $21.370          $19.289          $15.807          $22.328
  Accumulation Unit Value at end of
   period                                  $20.521          $21.370          $19.289          $15.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   87              105              119              127
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $21.402          $19.337          $15.862          $22.428
  Accumulation Unit Value at end of
   period                                  $20.531          $21.402          $19.337          $15.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  357              427              415              368
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $21.077          $19.081          $15.684          $22.220
  Accumulation Unit Value at end of
   period                                  $20.178          $21.077          $19.081          $15.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,976            3,440            3,733            3,787
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $21.077          $19.081          $15.684          $22.220
  Accumulation Unit Value at end of
   period                                  $20.178          $21.077          $19.081          $15.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,976            3,440            3,733            3,787
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.676          $18.766          $15.463                -
  Accumulation Unit Value at end of
   period                                  $19.746          $20.676          $18.766                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  126              127              109                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.597          $18.703          $15.419          $21.911
  Accumulation Unit Value at end of
   period                                  $19.660          $20.597          $18.703          $15.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  738              929            1,091            1,173
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.206          $18.394          $15.202                -
  Accumulation Unit Value at end of
   period                                  $19.239          $20.206          $18.394                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  548              667              766                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.337          $15.725          $12.582          $20.176
  Accumulation Unit Value at end of
   period                                  $17.011          $17.337          $15.725          $12.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,476            6,269            6,704            6,425
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.288          $13.894          $11.139          $17.899
  Accumulation Unit Value at end of
   period                                  $14.971          $15.288          $13.894          $11.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  184              219              253              268
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $17.190          $15.638          $12.550          $20.185
  Accumulation Unit Value at end of
   period                                  $16.816          $17.190          $15.638          $12.550
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  606              688              753              742

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $20.322          $16.655          $14.612
  Accumulation Unit Value at end of
   period                                  $22.537          $20.322          $16.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,070            1,392              262
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $20.173          $16.566          $14.554
  Accumulation Unit Value at end of
   period                                  $22.328          $20.173          $16.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  141              129               45
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $20.284          $16.674          $14.658
  Accumulation Unit Value at end of
   period                                  $22.428          $20.284          $16.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  345              170               50
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $20.136          $16.585          $14.600
  Accumulation Unit Value at end of
   period                                  $22.220          $20.136          $16.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,781            2,145              959
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.136          $16.585          $14.600
  Accumulation Unit Value at end of
   period                                  $22.220          $20.136          $16.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,781            2,145              959
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.915          $16.453          $14.512
  Accumulation Unit Value at end of
   period                                  $21.911          $19.915          $16.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,481            1,299              993
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $19.664          $16.753          $15.166
  Accumulation Unit Value at end of
   period                                  $20.176          $19.664          $16.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,847            2,028              433
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $17.480          $14.922          $13.527
  Accumulation Unit Value at end of
   period                                  $17.899          $17.480          $14.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  292              272              114
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $19.732          $16.861          $15.295
  Accumulation Unit Value at end of
   period                                  $20.185          $19.732          $16.861
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  625              399              206

82

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.838          $15.349          $12.342          $19.892
  Accumulation Unit Value at end of
   period                                  $16.439          $16.838          $15.349          $12.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,865            6,746            7,420            8,036
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.838          $15.349          $12.342          $19.892
  Accumulation Unit Value at end of
   period                                  $16.439          $16.838          $15.349          $12.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,865            6,746            7,420            8,036
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.810          $13.534          $10.910                -
  Accumulation Unit Value at end of
   period                                  $14.423          $14.810          $13.534                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  459              504              565                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.679          $13.420          $10.824          $17.498
  Accumulation Unit Value at end of
   period                                  $14.288          $14.679          $13.420          $10.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,472            2,946            3,568            4,577
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.781          $12.631          $10.213                -
  Accumulation Unit Value at end of
   period                                  $13.380          $13.781          $12.631                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,091            2,612            3,196                -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $28.923          $24.755          $14.405          $30.662
  Accumulation Unit Value at end of
   period                                  $24.183          $28.923          $24.755          $14.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  121              128              133              130
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $24.604          $21.101          $12.303          $26.241
  Accumulation Unit Value at end of
   period                                  $20.532          $24.604          $21.101          $12.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                5               11                9
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $28.677          $24.619          $14.368          $30.676
  Accumulation Unit Value at end of
   period                                  $23.906          $28.677          $24.619          $14.368
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               15               16               18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $28.091          $24.164          $14.131          $30.230
  Accumulation Unit Value at end of
   period                                  $23.370          $28.091          $24.164          $14.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  707              814              878              707
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $28.091          $24.164          $14.131          $30.230
  Accumulation Unit Value at end of
   period                                  $23.370          $28.091          $24.164          $14.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  707              814              878              707
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $23.835          $20.554          $12.050                -
  Accumulation Unit Value at end of
   period                                  $19.780          $23.835          $20.554                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               40               36                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $19.484          $16.683          $15.153
  Accumulation Unit Value at end of
   period                                  $19.892          $19.484          $16.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,185            5,008            2,738
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.484          $16.683          $15.153
  Accumulation Unit Value at end of
   period                                  $19.892          $19.484          $16.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,185            5,008            2,738
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.191          $14.763          $13.436
  Accumulation Unit Value at end of
   period                                  $17.498          $17.191          $14.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,057            6,545            6,334
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $23.956          $18.811          $14.740
  Accumulation Unit Value at end of
   period                                  $30.662          $23.956          $18.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  131               86               13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $20.543          $16.164          $12.682
  Accumulation Unit Value at end of
   period                                  $26.241          $20.543          $16.164
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                9                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $24.039          $18.933          $14.865
  Accumulation Unit Value at end of
   period                                  $30.676          $24.039          $18.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               19                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $23.737          $18.733          $14.727
  Accumulation Unit Value at end of
   period                                  $30.230          $23.737          $18.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  817              608              418
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $23.737          $18.733          $14.727
  Accumulation Unit Value at end of
   period                                  $30.230          $23.737          $18.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  817              608              418
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $23.623          $20.382          $11.955          $25.652
  Accumulation Unit Value at end of
   period                                  $19.595          $23.623          $20.382          $11.955
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  295              367              408              417
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $27.830          $24.071          $14.154                -
  Accumulation Unit Value at end of
   period                                  $23.026          $27.830          $24.071                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  218              275              320                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.467          $13.459           $9.905          $16.755
  Accumulation Unit Value at end of
   period                                  $12.819          $14.467          $13.459           $9.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  507              568              576              609
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.617          $12.693           $9.360          $15.865
  Accumulation Unit Value at end of
   period                                  $12.041          $13.617          $12.693           $9.360
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   27               29               31               34
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.345          $13.385           $9.880          $16.763
  Accumulation Unit Value at end of
   period                                  $12.672          $14.345          $13.385           $9.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   90              100              119              104
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.051          $13.138           $9.717          $16.519
  Accumulation Unit Value at end of
   period                                  $12.388          $14.051          $13.138           $9.717
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,437            3,682            3,891            4,291
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.051          $13.138           $9.717          $16.519
  Accumulation Unit Value at end of
   period                                  $12.388          $14.051          $13.138           $9.717
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,437            3,682            3,891            4,291
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.191          $12.364           $9.168                -
  Accumulation Unit Value at end of
   period                                  $11.601          $13.191          $12.364                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   67               73               85                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.074          $12.260           $9.095          $15.509
  Accumulation Unit Value at end of
   period                                  $11.492          $13.074          $12.260           $9.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,326            1,547            1,780            2,085
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.252          $11.519           $8.566                -
  Accumulation Unit Value at end of
   period                                  $10.743          $12.252          $11.519                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  832            1,036            1,383                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.203          $15.992          $12.597
  Accumulation Unit Value at end of
   period                                  $25.652          $20.203          $15.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  652              720              675
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.636          $12.154          $10.832
  Accumulation Unit Value at end of
   period                                  $16.755          $14.636          $12.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  574              301               96
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.886          $11.555          $10.312
  Accumulation Unit Value at end of
   period                                  $15.865          $13.886          $11.555
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   38               37               17
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.687          $12.233          $10.924
  Accumulation Unit Value at end of
   period                                  $16.763          $14.687          $12.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  101               77               46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.502          $12.104          $10.823
  Accumulation Unit Value at end of
   period                                  $16.519          $14.502          $12.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,579            3,897            2,501
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.502          $12.104          $10.823
  Accumulation Unit Value at end of
   period                                  $16.519          $14.502          $12.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,579            3,897            2,501
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.656          $11.432          $10.243
  Accumulation Unit Value at end of
   period                                  $15.509          $13.656          $11.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,376            2,536            2,492
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

84

-------------------------------------------------------------------------------

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.838          $12.995           $9.997          $17.480
  Accumulation Unit Value at end of
   period                                  $12.764          $13.838          $12.995           $9.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,561            2,997            3,319            3,523
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.706          $11.956           $9.216          $16.148
  Accumulation Unit Value at end of
   period                                  $11.696          $12.706          $11.956           $9.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   92              103              120              131
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.720          $12.923           $9.971          $17.489
  Accumulation Unit Value at end of
   period                                  $12.617          $13.720          $12.923           $9.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  292              339              386              417
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.440          $12.684           $9.807          $17.234
  Accumulation Unit Value at end of
   period                                  $12.334          $13.440          $12.684           $9.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,928            4,542            5,108            5,796
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.440          $12.684           $9.807          $17.234
  Accumulation Unit Value at end of
   period                                  $12.334          $13.440          $12.684           $9.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,928            4,542            5,108            5,796
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.309          $11.646           $9.026                -
  Accumulation Unit Value at end of
   period                                  $11.268          $12.309          $11.646                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   88              111              166                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.199          $11.548           $8.955          $15.785
  Accumulation Unit Value at end of
   period                                  $11.163          $12.199          $11.548           $8.955
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,304            1,508            1,839            2,365
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.789          $11.187           $8.697                -
  Accumulation Unit Value at end of
   period                                  $10.760          $11.789          $11.187                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,127            1,447            1,820                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.225          $14.262          $12.990
  Accumulation Unit Value at end of
   period                                  $17.480          $17.225          $14.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,197            1,509              328
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.944          $13.227          $12.064
  Accumulation Unit Value at end of
   period                                  $16.148          $15.944          $13.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  154              133               57
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $17.285          $14.355          $13.101
  Accumulation Unit Value at end of
   period                                  $17.489          $17.285          $14.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  407              251              114
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $17.068          $14.202          $12.979
  Accumulation Unit Value at end of
   period                                  $17.234          $17.068          $14.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,181            3,876            2,176
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.068          $14.202          $12.979
  Accumulation Unit Value at end of
   period                                  $17.234          $17.068          $14.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,181            3,876            2,176
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.680          $13.087          $11.983
  Accumulation Unit Value at end of
   period                                  $15.785          $15.680          $13.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,116            3,386            3,293
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

(a)  Inception date May 2, 2011.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SEVEN
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2011, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut

April 13, 2012, except for Note 7 as to which the date is December 28, 2012

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 AMERICAN CENTURY VP     AMERICAN CENTURY VP
                                      VALUE FUND             GROWTH FUND
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (B)
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       211,124                     110
                                      ==========              ==========
  Cost                                $1,175,408                  $1,007
                                      ==========              ==========
  Market value                        $1,224,520                  $1,004
 Due from Sponsor Company                  4,418                      --
 Receivable from fund shares
  sold                                        --                      --
 Other assets                                 --                      --
                                      ----------              ----------
 Total assets                          1,228,938                   1,004
                                      ----------              ----------
LIABILITIES:
 Due to Sponsor Company                       --                      --
 Payable for fund shares
  purchased                                4,418                      --
 Other liabilities                            --                      --
                                      ----------              ----------
 Total liabilities                         4,418                      --
                                      ----------              ----------
NET ASSETS:
 For contract liabilities             $1,224,520                  $1,004
                                      ==========              ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           123,872                     110
 Minimum unit fair value #*            $9.832919               $9.119972
 Maximum unit fair value #*            $9.928849               $9.119972
 Contract liability                   $1,224,520                  $1,004
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                      --
 Minimum unit fair value #*                 $ --                    $ --
 Maximum unit fair value #*                 $ --                    $ --
 Contract liability                         $ --                    $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(a)  Funded as of June 28, 2011.

(b) Funded as of December 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS
                                   BALANCED WEALTH           INTERNATIONAL            SMALL/MID CAP
                                 STRATEGY PORTFOLIO         VALUE PORTFOLIO          VALUE PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     2,888,476                2,941,913                1,042,120
                                     ===========              ===========              ===========
  Cost                               $28,136,341              $38,852,745              $13,545,815
                                     ===========              ===========              ===========
  Market value                       $31,195,540              $33,537,806              $16,027,812
 Due from Sponsor Company                     --                       --                    4,015
 Receivable from fund shares
  sold                                    30,669                   60,892                       --
 Other assets                                 --                        2                        3
                                     -----------              -----------              -----------
 Total assets                         31,226,209               33,598,700               16,031,830
                                     -----------              -----------              -----------
LIABILITIES:
 Due to Sponsor Company                   30,669                   60,892                       --
 Payable for fund shares
  purchased                                   --                       --                    4,015
 Other liabilities                            --                       --                       --
                                     -----------              -----------              -----------
 Total liabilities                        30,669                   60,892                    4,015
                                     -----------              -----------              -----------
NET ASSETS:
 For contract liabilities            $31,195,540              $33,537,808              $16,027,815
                                     ===========              ===========              ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    3,270,469                5,916,574                1,474,262
 Minimum unit fair value #*            $9.011527                $5.330054                $9.191156
 Maximum unit fair value #*           $13.374202               $11.459299               $17.239024
 Contract liability                  $31,195,540              $33,537,808              $16,027,815
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                       --                       --
 Minimum unit fair value #*                 $ --                     $ --                     $ --
 Maximum unit fair value #*                 $ --                     $ --                     $ --
 Contract liability                         $ --                     $ --                     $ --

                                                       ALLIANCEBERNSTEIN VPS   INVESCO V.I.
                               ALLIANCEBERNSTEIN VPS       INTERNATIONAL       BASIC VALUE
                                  VALUE PORTFOLIO         GROWTH PORTFOLIO         FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      148,058                 555,688         12,697,590
                                     ==========              ==========        ===========
  Cost                               $1,288,035              $9,381,931        $118,959,580
                                     ==========              ==========        ===========
  Market value                       $1,373,981              $8,296,427        $77,709,252
 Due from Sponsor Company                    --                      --                 --
 Receivable from fund shares
  sold                                    1,548                   2,109             20,907
 Other assets                                --                      --                 --
                                     ----------              ----------        -----------
 Total assets                         1,375,529               8,298,536         77,730,159
                                     ----------              ----------        -----------
LIABILITIES:
 Due to Sponsor Company                   1,548                   2,109             20,907
 Payable for fund shares
  purchased                                  --                      --                 --
 Other liabilities                           --                       1                  3
                                     ----------              ----------        -----------
 Total liabilities                        1,548                   2,110             20,910
                                     ----------              ----------        -----------
NET ASSETS:
 For contract liabilities            $1,373,981              $8,296,426        $77,709,249
                                     ==========              ==========        ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     170,899               1,185,911         75,981,694
 Minimum unit fair value #*           $7.657140               $6.604779          $0.949870
 Maximum unit fair value #*          $12.578763              $13.472716         $14.667941
 Contract liability                  $1,373,981              $8,189,630        $77,674,903
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                  15,443             32,626
 Minimum unit fair value #*                $ --               $6.915655          $1.029954
 Maximum unit fair value #*                $ --               $6.915655          $1.112534
 Contract liability                        $ --                $106,796            $34,346

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     INVESCO V.I.         INVESCO V.I.
                                        CAPITAL               CORE
                                   APPRECIATION FUND      EQUITY FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       1,782,698            6,483,578
                                     =============       ==============
  Cost                                 $35,634,522         $162,745,697
                                     =============       ==============
  Market value                         $38,155,669         $173,197,507
 Due from Sponsor Company                   23,953                   --
 Receivable from fund shares
  sold                                          --               48,136
 Other assets                                    3                   --
                                     -------------       --------------
 Total assets                           38,179,625          173,245,643
                                     -------------       --------------
LIABILITIES:
 Due to Sponsor Company                         --               48,167
 Payable for fund shares
  purchased                                 23,953                   --
 Other liabilities                              --                   14
                                     -------------       --------------
 Total liabilities                          23,953               48,181
                                     -------------       --------------
NET ASSETS:
 For contract liabilities              $38,155,672         $173,197,462
                                     =============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          34,896,598           15,335,548
 Minimum unit fair value #*              $0.978069            $9.331639
 Maximum unit fair value #*             $12.570486           $13.574474
 Contract liability                    $38,144,778         $173,113,603
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               9,620                7,186
 Minimum unit fair value #*              $1.100292           $11.486173
 Maximum unit fair value #*              $1.145574           $11.764386
 Contract liability                        $10,894              $83,859

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     INVESCO V.I.              INVESCO V.I.         INVESCO V.I.
                                      GOVERNMENT              INTERNATIONAL         MID CAP CORE
                                   SECURITIES FUND             GROWTH FUND          EQUITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT (C)        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      50,447,749                 7,028,774           17,505,799
                                    ==============            ==============       ==============
  Cost                                $614,937,189              $173,846,449         $200,350,787
                                    ==============            ==============       ==============
  Market value                        $630,092,379              $184,766,037         $202,356,863
 Due from Sponsor Company                       --                   162,787                   --
 Receivable from fund shares
  sold                                   1,560,920                        --               81,099
 Other assets                                   40                        --                   32
                                    --------------            --------------       --------------
 Total assets                          631,653,339               184,928,824          202,437,994
                                    --------------            --------------       --------------
LIABILITIES:
 Due to Sponsor Company                  1,560,920                        --               81,099
 Payable for fund shares
  purchased                                     --                   162,787                   --
 Other liabilities                              --                        33                   --
                                    --------------            --------------       --------------
 Total liabilities                       1,560,920                   162,820               81,099
                                    --------------            --------------       --------------
NET ASSETS:
 For contract liabilities             $630,092,419              $184,766,004         $202,356,895
                                    ==============            ==============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    463,159,058                77,859,844          123,834,524
 Minimum unit fair value #*              $1.262669                 $1.700790            $1.505166
 Maximum unit fair value #*             $10.865543                $14.386799           $13.184603
 Contract liability                   $629,805,757              $184,683,188         $202,182,558
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        203,867                    43,032              105,367
 Minimum unit fair value #*              $1.369153                 $1.844155            $1.632063
 Maximum unit fair value #*              $1.478833                 $8.594605            $1.762839
 Contract liability                       $286,662                   $82,816             $174,337

                                                                             INVESCO V.I.
                                INVESCO V.I.        INVESCO V.I.             BALANCED RISK
                                 SMALL CAP             CAPITAL                ALLOCATION
                                EQUITY FUND       DEVELOPMENT FUND               FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT (D)(E)
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  7,907,813           2,048,107                1,477,594
                               ==============       =============            =============
  Cost                           $111,939,896         $26,283,850              $16,061,092
                               ==============       =============            =============
  Market value                   $129,411,740         $25,373,607              $16,977,550
 Due from Sponsor Company             255,984                  --                   57,700
 Receivable from fund shares
  sold                                     --              24,400                       --
 Other assets                               4                  --                        1
                               --------------       -------------            -------------
 Total assets                     129,667,728          25,398,007               17,035,251
                               --------------       -------------            -------------
LIABILITIES:
 Due to Sponsor Company                    --              24,400                       --
 Payable for fund shares
  purchased                           255,984                  --                   57,700
 Other liabilities                         --                   1                       --
                               --------------       -------------            -------------
 Total liabilities                    255,984              24,401                   57,700
                               --------------       -------------            -------------
NET ASSETS:
 For contract liabilities        $129,411,744         $25,373,606              $16,977,551
                               ==============       =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                 9,267,836           3,300,152                1,551,961
 Minimum unit fair value #*         $9.479557           $7.342493               $10.831402
 Maximum unit fair value #*        $15.568620          $14.855018               $11.043461
 Contract liability              $129,373,055         $25,373,606              $16,977,551
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                     2,647                  --                       --
 Minimum unit fair value #*        $10.990793                $ --                     $ --
 Maximum unit fair value #*        $15.547440                $ --                     $ --
 Contract liability                   $38,689                $ --                     $ --

(c) Effective April 29, 2011 Invesco Van Kampen V.I. International Growth Equity Fund merged with Invesco V.I. International Growth Fund.

(d) Funded as of January 28, 2011.

(e) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    INVESCO V.I.         AMERICAN CENTURY VP
                                      DIVIDEND                 MID CAP
                                     GROWTH FUND             VALUE FUND
                                 SUB-ACCOUNT (F)(G)        SUB-ACCOUNT (H)
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        11,093                   7,472
                                     ===========             ===========
  Cost                                  $166,548                 $95,951
                                     ===========             ===========
  Market value                          $155,299                $100,866
 Due from Sponsor Company                     --                      --
 Receivable from fund shares
  sold                                        15                       7
 Other assets                                 --                      --
                                     -----------             -----------
 Total assets                            155,314                 100,873
                                     -----------             -----------
LIABILITIES:
 Due to Sponsor Company                       15                       7
 Payable for fund shares
  purchased                                   --                      --
 Other liabilities                            --                      --
                                     -----------             -----------
 Total liabilities                            15                       7
                                     -----------             -----------
NET ASSETS:
 For contract liabilities               $155,299                $100,866
                                     ===========             ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            16,071                  10,415
 Minimum unit fair value #*            $9.624256               $9.664327
 Maximum unit fair value #*            $9.689302               $9.780983
 Contract liability                     $155,299                $100,866
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                      --
 Minimum unit fair value #*                 $ --                    $ --
 Maximum unit fair value #*                 $ --                    $ --
 Contract liability                         $ --                    $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(f)  Funded as of April 29, 2011.

(g) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

(h) Funded as of July 13, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              AMERICAN FUNDS
                                    AMERICAN FUNDS                GLOBAL            AMERICAN FUNDS
                                        GLOBAL                  GROWTH AND              ASSET
                                      BOND FUND                INCOME FUND         ALLOCATION FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      24,379,397                47,316,730             66,039,788
                                    ==============            ==============       ================
  Cost                                $270,000,411              $515,218,964           $954,261,776
                                    ==============            ==============       ================
  Market value                        $290,358,616              $434,840,751         $1,060,598,993
 Due from Sponsor Company                       --                        --                     --
 Receivable from fund shares
  sold                                     204,755                   238,412                530,924
 Other assets                                    4                        --                     12
                                    --------------            --------------       ----------------
 Total assets                          290,563,375               435,079,163          1,061,129,929
                                    --------------            --------------       ----------------
LIABILITIES:
 Due to Sponsor Company                    204,755                   238,412                530,924
 Payable for fund shares
  purchased                                     --                        --                     --
 Other liabilities                              --                         5                     --
                                    --------------            --------------       ----------------
 Total liabilities                         204,755                   238,417                530,924
                                    --------------            --------------       ----------------
NET ASSETS:
 For contract liabilities             $290,358,620              $434,840,746         $1,060,599,005
                                    ==============            ==============       ================
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     22,778,593                43,738,245             80,334,966
 Minimum unit fair value #*             $10.014633                 $9.385762             $11.990075
 Maximum unit fair value #*             $13.358243                $14.507006             $15.150186
 Contract liability                   $290,262,328              $434,677,500         $1,059,809,832
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          7,409                    16,362                 59,438
 Minimum unit fair value #*             $12.776310                 $9.855218             $12.900559
 Maximum unit fair value #*             $13.358243                $10.055262             $15.150186
 Contract liability                        $96,292                  $163,246               $789,173

                                    AMERICAN FUNDS
                                      BLUE CHIP                                         AMERICAN FUNDS
                                      INCOME AND              AMERICAN FUNDS                GLOBAL
                                     GROWTH FUND                BOND FUND                GROWTH FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      69,673,480                90,326,315                19,922,417
                                    ==============            ==============            ==============
  Cost                                $616,157,437              $972,593,024              $331,717,817
                                    ==============            ==============            ==============
  Market value                        $622,184,179              $981,847,040              $384,303,428
 Due from Sponsor Company                       --                        --                        --
 Receivable from fund shares
  sold                                     472,512                 2,352,700                   294,399
 Other assets                                   --                        20                         3
                                    --------------            --------------            --------------
 Total assets                          622,656,691               984,199,760               384,597,830
                                    --------------            --------------            --------------
LIABILITIES:
 Due to Sponsor Company                    472,512                 2,352,700                   294,399
 Payable for fund shares
  purchased                                     --                        --                        --
 Other liabilities                              13                        --                        --
                                    --------------            --------------            --------------
 Total liabilities                         472,525                 2,352,700                   294,399
                                    --------------            --------------            --------------
NET ASSETS:
 For contract liabilities             $622,184,166              $981,847,060              $384,303,431
                                    ==============            ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    609,930,976                65,942,155                29,217,702
 Minimum unit fair value #*              $0.935521                $11.808492                 $9.633117
 Maximum unit fair value #*             $13.648078                $16.625170                $15.744812
 Contract liability                   $621,828,464              $981,175,159              $383,803,853
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        343,865                    44,764                    34,500
 Minimum unit fair value #*              $1.015165                $14.521084                $11.418188
 Maximum unit fair value #*              $1.098272                $16.625170                $15.744812
 Contract liability                       $355,702                  $671,901                  $499,578

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                 AMERICAN FUNDS         AMERICAN FUNDS
                                  GROWTH FUND         GROWTH-INCOME FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    41,538,461             65,583,055
                                ================       ================
  Cost                            $2,066,130,967         $2,181,309,760
                                ================       ================
  Market value                    $2,146,707,697         $2,168,831,652
 Due from Sponsor Company                     --                     --
 Receivable from fund shares
  sold                                 1,163,227              1,087,365
 Other assets                                 --                     --
                                ----------------       ----------------
 Total assets                      2,147,870,924          2,169,919,017
                                ----------------       ----------------
LIABILITIES:
 Due to Sponsor Company                1,163,227              1,087,365
 Payable for fund shares
  purchased                                   --                     --
 Other liabilities                            27                     28
                                ----------------       ----------------
 Total liabilities                     1,163,254              1,087,393
                                ----------------       ----------------
NET ASSETS:
 For contract liabilities         $2,146,707,670         $2,168,831,624
                                ================       ================
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #       193,870,172            177,975,605
 Minimum unit fair value #*            $8.355106             $11.028477
 Maximum unit fair value #*           $15.125676             $14.372571
 Contract liability               $2,145,110,855         $2,166,427,883
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #           131,264                191,967
 Minimum unit fair value #*            $9.050537             $11.866077
 Maximum unit fair value #*           $14.570506             $14.372571
 Contract liability                   $1,596,815             $2,403,741

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                        AMERICAN FUNDS
                                    AMERICAN FUNDS            AMERICAN FUNDS             GLOBAL SMALL
                                  INTERNATIONAL FUND          NEW WORLD FUND         CAPITALIZATION FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      38,581,740                15,528,934                14,652,335
                                    ==============            ==============            ==============
  Cost                                $628,333,138              $233,712,656              $241,472,632
                                    ==============            ==============            ==============
  Market value                        $584,899,176              $302,814,203              $249,675,798
 Due from Sponsor Company                       --                        --                        --
 Receivable from fund shares
  sold                                     372,829                   273,498                   118,198
 Other assets                                    2                        --                        --
                                    --------------            --------------            --------------
 Total assets                          585,272,007               303,087,701               249,793,996
                                    --------------            --------------            --------------
LIABILITIES:
 Due to Sponsor Company                    372,829                   273,498                   118,198
 Payable for fund shares
  purchased                                     --                        --                        --
 Other liabilities                              --                        --                         6
                                    --------------            --------------            --------------
 Total liabilities                         372,829                   273,498                   118,204
                                    --------------            --------------            --------------
NET ASSETS:
 For contract liabilities             $584,899,178              $302,814,203              $249,675,792
                                    ==============            ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     49,088,513                13,502,383                16,848,732
 Minimum unit fair value #*              $8.730640                $12.449689                $11.589084
 Maximum unit fair value #*             $14.275017                $26.350398                $18.119581
 Contract liability                   $584,436,274              $302,713,896              $249,585,602
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         36,621                     4,324                     5,486
 Minimum unit fair value #*             $10.383814                $21.737187                $12.765949
 Maximum unit fair value #*             $14.056288                $25.203603                $17.841863
 Contract liability                       $462,904                  $100,307                   $90,190

                                    WELLS FARGO
                                    ADVANTAGE VT       FIDELITY VIP  FIDELITY VIP
                                       OMEGA              GROWTH      CONTRAFUND
                                    GROWTH FUND         PORTFOLIO      PORTFOLIO
                                    SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------  ---------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        69,666            227,054      3,815,809
                                    ============       ============  =============
  Cost                                $1,323,476         $8,103,467    $72,136,864
                                    ============       ============  =============
  Market value                        $1,566,101         $8,294,299    $86,389,920
 Due from Sponsor Company                     --                 --        538,851
 Receivable from fund shares
  sold                                       282                 50             --
 Other assets                                 --                 --              3
                                    ------------       ------------  -------------
 Total assets                          1,566,383          8,294,349     86,928,774
                                    ------------       ------------  -------------
LIABILITIES:
 Due to Sponsor Company                      282                 50             --
 Payable for fund shares
  purchased                                   --                 --        538,851
 Other liabilities                            --                 --             --
                                    ------------       ------------  -------------
 Total liabilities                           282                 50        538,851
                                    ------------       ------------  -------------
NET ASSETS:
 For contract liabilities             $1,566,101         $8,294,299    $86,389,923
                                    ============       ============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      134,346            931,175      8,992,529
 Minimum unit fair value #*           $11.559204          $8.526460      $8.987567
 Maximum unit fair value #*           $11.754063         $15.085458     $15.049689
 Contract liability                   $1,566,101         $8,294,299    $86,389,923
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                 --             --
 Minimum unit fair value #*                 $ --               $ --           $ --
 Maximum unit fair value #*                 $ --               $ --           $ --
 Contract liability                         $ --               $ --           $ --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                FIDELITY VIP        FIDELITY VIP
                                   MID CAP        VALUE STRATEGIES
                                  PORTFOLIO          PORTFOLIO
                                 SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  2,801,475            450,818
                                =============       ============
  Cost                            $61,945,334         $2,894,728
                                =============       ============
  Market value                    $80,066,156         $3,980,725
 Due from Sponsor Company             268,355                 --
 Receivable from fund shares
  sold                                     --                850
 Other assets                              --                 --
                                -------------       ------------
 Total assets                      80,334,511          3,981,575
                                -------------       ------------
LIABILITIES:
 Due to Sponsor Company                    --                850
 Payable for fund shares
  purchased                           268,355                 --
 Other liabilities                          1                 --
                                -------------       ------------
 Total liabilities                    268,356                850
                                -------------       ------------
NET ASSETS:
 For contract liabilities         $80,066,155         $3,980,725
                                =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      7,924,225            420,164
 Minimum unit fair value #*         $9.148604          $8.887223
 Maximum unit fair value #*        $16.087812         $18.561713
 Contract liability               $80,065,082         $3,980,725
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #            110                 --
 Minimum unit fair value #*         $9.783621               $ --
 Maximum unit fair value #*         $9.783621               $ --
 Contract liability                    $1,073               $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FIDELITY VIP                                       FRANKLIN
                                  DYNAMIC CAPITAL           FIDELITY VIP                RISING
                                    APPRECIATION          STRATEGIC INCOME            DIVIDENDS
                                     PORTFOLIO               PORTFOLIO             SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       208,716                  97,204                36,499,981
                                    ============            ============            ==============
  Cost                                $1,501,948              $1,116,676              $640,622,303
                                    ============            ============            ==============
  Market value                        $1,686,429              $1,079,934              $717,250,208
 Due from Sponsor Company                     --                 182,270                        --
 Receivable from fund shares
  sold                                       160                      --                   382,258
 Other assets                                 --                      --                         9
                                    ------------            ------------            --------------
 Total assets                          1,686,589               1,262,204               717,632,475
                                    ------------            ------------            --------------
LIABILITIES:
 Due to Sponsor Company                      160                      --                   382,258
 Payable for fund shares
  purchased                                   --                 182,270                        --
 Other liabilities                            --                      --                        --
                                    ------------            ------------            --------------
 Total liabilities                           160                 182,270                   382,258
                                    ------------            ------------            --------------
NET ASSETS:
 For contract liabilities             $1,686,429              $1,079,934              $717,250,217
                                    ============            ============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      173,103                  93,264                47,807,527
 Minimum unit fair value #*            $9.176538              $10.283412                $10.615323
 Maximum unit fair value #*           $15.296732              $12.774186                $16.452373
 Contract liability                   $1,686,429              $1,079,934              $717,017,327
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                    15,317
 Minimum unit fair value #*                 $ --                    $ --                $15.085738
 Maximum unit fair value #*                 $ --                    $ --                $16.091668
 Contract liability                         $ --                    $ --                  $232,890

                                                         FRANKLIN                 FRANKLIN
                                   FRANKLIN             LARGE CAP                  GLOBAL
                                    INCOME                GROWTH                 REAL ESTATE
                               SECURITIES FUND       SECURITIES FUND           SECURITIES FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  133,155,605            7,601,562                  655,772
                               ================       ==============            =============
  Cost                           $1,980,331,325         $105,816,188              $11,067,633
                               ================       ==============            =============
  Market value                   $1,910,454,578         $110,526,715               $7,344,647
 Due from Sponsor Company                    --                   --                       --
 Receivable from fund shares
  sold                                  714,661               18,413                      594
 Other assets                                --                    4                       --
                               ----------------       --------------            -------------
 Total assets                     1,911,169,239          110,545,132                7,345,241
                               ----------------       --------------            -------------
LIABILITIES:
 Due to Sponsor Company                 714,661               18,413                      594
 Payable for fund shares
  purchased                                  --                   --                       --
 Other liabilities                            8                   --                        1
                               ----------------       --------------            -------------
 Total liabilities                      714,669               18,413                      595
                               ----------------       --------------            -------------
NET ASSETS:
 For contract liabilities        $1,910,454,570         $110,526,719               $7,344,646
                               ================       ==============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                 125,107,631           10,367,595                  467,624
 Minimum unit fair value #*          $10.224399            $9.987847               $13.130368
 Maximum unit fair value #*          $17.935768           $13.385251               $19.921270
 Contract liability              $1,909,176,020         $110,484,334               $7,332,328
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                      77,050                3,860                      750
 Minimum unit fair value #*          $10.901418           $10.807190               $16.429225
 Maximum unit fair value #*          $17.507378           $11.184922               $16.429225
 Contract liability                  $1,278,550              $42,385                  $12,318

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        FRANKLIN                 FRANKLIN
                                     SMALL-MID CAP               SMALL CAP
                                         GROWTH                    VALUE
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       11,823,277                4,803,968
                                     ==============            =============
  Cost                                 $209,436,710              $65,185,694
                                     ==============            =============
  Market value                         $242,450,445              $74,940,579
 Due from Sponsor Company                        --                  295,763
 Receivable from fund shares
  sold                                    2,417,863                       --
 Other assets                                    --                       --
                                     --------------            -------------
 Total assets                           244,868,308               75,236,342
                                     --------------            -------------
LIABILITIES:
 Due to Sponsor Company                   2,417,863                       --
 Payable for fund shares
  purchased                                      --                  295,763
 Other liabilities                               --                        1
                                     --------------            -------------
 Total liabilities                        2,417,863                  295,764
                                     --------------            -------------
NET ASSETS:
 For contract liabilities              $242,450,445              $74,940,578
                                     ==============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           23,704,665                7,656,920
 Minimum unit fair value #*               $7.240321                $8.890214
 Maximum unit fair value #*              $16.715916               $16.155429
 Contract liability                    $242,228,173              $74,912,933
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               19,662                    2,958
 Minimum unit fair value #*               $7.907908                $9.339119
 Maximum unit fair value #*              $14.110021                $9.359154
 Contract liability                        $222,272                  $27,645

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN                                   TEMPLETON
                                      STRATEGIC                                   DEVELOPING
                                        INCOME            MUTUAL SHARES            MARKETS
                                   SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      69,269,180             65,295,296           16,019,577
                                    ==============       ================       ==============
  Cost                                $821,108,830         $1,000,265,248         $139,482,871
                                    ==============       ================       ==============
  Market value                        $867,439,922         $1,004,834,777         $152,028,454
 Due from Sponsor Company                       --                     --                   --
 Receivable from fund shares
  sold                                     580,601                275,738                8,456
 Other assets                                    6                     --                    1
                                    --------------       ----------------       --------------
 Total assets                          868,020,529          1,005,110,515          152,036,911
                                    --------------       ----------------       --------------
LIABILITIES:
 Due to Sponsor Company                    580,601                275,738                8,456
 Payable for fund shares
  purchased                                     --                     --                   --
 Other liabilities                              --                      8                   --
                                    --------------       ----------------       --------------
 Total liabilities                         580,601                275,746                8,456
                                    --------------       ----------------       --------------
NET ASSETS:
 For contract liabilities             $867,439,928         $1,004,834,769         $152,028,455
                                    ==============       ================       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     51,983,127             75,538,419            8,506,399
 Minimum unit fair value #*              $9.849703              $8.529305            $7.958672
 Maximum unit fair value #*             $21.244895             $17.187146           $24.433957
 Contract liability                   $866,905,544         $1,004,196,742         $151,977,498
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         27,873                 42,695                2,284
 Minimum unit fair value #*             $11.821321              $8.812186           $19.594742
 Maximum unit fair value #*             $20.320502             $17.187146           $23.370495
 Contract liability                       $534,384               $638,027              $50,957


                                      TEMPLETON                 TEMPLETON                   MUTUAL
                                       FOREIGN                    GROWTH               GLOBAL DISCOVERY
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      26,674,650                43,851,091                26,403,984
                                    ==============            ==============            ==============
  Cost                                $351,635,850              $518,214,352              $481,422,102
                                    ==============            ==============            ==============
  Market value                        $335,191,342              $443,684,091              $509,823,420
 Due from Sponsor Company                       --                        --                   134,941
 Receivable from fund shares
  sold                                      83,610                   101,294                        --
 Other assets                                   --                        --                        --
                                    --------------            --------------            --------------
 Total assets                          335,274,952               443,785,385               509,958,361
                                    --------------            --------------            --------------
LIABILITIES:
 Due to Sponsor Company                     83,610                   101,294                        --
 Payable for fund shares
  purchased                                     --                        --                   134,941
 Other liabilities                               3                         8                         4
                                    --------------            --------------            --------------
 Total liabilities                          83,613                   101,302                   134,945
                                    --------------            --------------            --------------
NET ASSETS:
 For contract liabilities             $335,191,339              $443,684,083              $509,823,416
                                    ==============            ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     30,601,141                41,379,575                28,584,011
 Minimum unit fair value #*              $7.814122                 $7.613962                 $9.286225
 Maximum unit fair value #*             $13.556764                $13.273973                $21.348033
 Contract liability                   $334,947,813              $443,573,581              $509,501,229
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         20,708                     9,500                    16,291
 Minimum unit fair value #*              $8.057839                $10.997268                $19.575144
 Maximum unit fair value #*             $12.388394                $12.895742                $20.890306
 Contract liability                       $243,526                  $110,502                  $322,187

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN                 FRANKLIN
                                       FLEX CAP                 LARGE CAP
                                        GROWTH                    VALUE
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       4,474,419                2,662,540
                                     =============            =============
  Cost                                 $48,652,598              $29,082,342
                                     =============            =============
  Market value                         $54,062,539              $26,172,767
 Due from Sponsor Company                       --                       --
 Receivable from fund shares
  sold                                     521,000                    8,312
 Other assets                                    1                        1
                                     -------------            -------------
 Total assets                           54,583,540               26,181,080
                                     -------------            -------------
LIABILITIES:
 Due to Sponsor Company                    521,000                    8,312
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                              --                       --
                                     -------------            -------------
 Total liabilities                         521,000                    8,312
                                     -------------            -------------
NET ASSETS:
 For contract liabilities              $54,062,540              $26,172,768
                                     =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           5,042,146                2,740,293
 Minimum unit fair value #*              $9.775918                $9.033435
 Maximum unit fair value #*             $13.724099               $13.018695
 Contract liability                    $54,046,926              $26,150,133
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               1,428                    2,364
 Minimum unit fair value #*             $10.797674                $9.574109
 Maximum unit fair value #*             $11.059226                $9.574109
 Contract liability                        $15,614                  $22,635

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           HARTFORD
                                      TEMPLETON            HARTFORD         TOTAL
                                     GLOBAL BOND           ADVISERS      RETURN BOND
                                   SECURITIES FUND         HLS FUND        HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT    SUB-ACCOUNT
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       7,356,297             813,732      61,295,168
                                    ==============       =============  ==============
  Cost                                $128,157,492         $13,600,527    $637,678,461
                                    ==============       =============  ==============
  Market value                        $135,531,736         $15,737,167    $713,026,834
 Due from Sponsor Company                       --                  --              --
 Receivable from fund shares
  sold                                      18,687               6,179         932,538
 Other assets                                    7                  --              --
                                    --------------       -------------  --------------
 Total assets                          135,550,430          15,743,346     713,959,372
                                    --------------       -------------  --------------
LIABILITIES:
 Due to Sponsor Company                     18,687               6,179         932,538
 Payable for fund shares
  purchased                                     --                  --              --
 Other liabilities                              --                   2              --
                                    --------------       -------------  --------------
 Total liabilities                          18,687               6,181         932,538
                                    --------------       -------------  --------------
NET ASSETS:
 For contract liabilities             $135,531,743         $15,737,165    $713,026,834
                                    ==============       =============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     10,707,761           1,522,983      62,146,688
 Minimum unit fair value #*              $9.354315           $9.886685      $10.304395
 Maximum unit fair value #*             $13.686575          $14.748542      $12.982935
 Contract liability                   $135,529,330         $15,737,165    $712,984,187
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                            191                  --           3,705
 Minimum unit fair value #*             $12.632558                $ --      $11.331403
 Maximum unit fair value #*             $12.632558                $ --      $11.684434
 Contract liability                         $2,413                $ --         $42,647

                                  HARTFORD        HARTFORD
                                  CAPITAL         DIVIDEND            HARTFORD
                                APPRECIATION     AND GROWTH       GLOBAL RESEARCH
                                  HLS FUND        HLS FUND            HLS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 18,345,157      24,721,606             93,151
                               ==============  ==============       ============
  Cost                           $574,819,024    $396,418,846           $795,690
                               ==============  ==============       ============
  Market value                   $682,350,989    $478,018,135           $839,775
 Due from Sponsor Company                  --       1,022,884                 84
 Receivable from fund shares
  sold                                190,064              --                 --
 Other assets                              33              --                 --
                               --------------  --------------       ------------
 Total assets                     682,541,086     479,041,019            839,859
                               --------------  --------------       ------------
LIABILITIES:
 Due to Sponsor Company               190,064              --                 --
 Payable for fund shares
  purchased                                --       1,022,884                 84
 Other liabilities                         --               7                 --
                               --------------  --------------       ------------
 Total liabilities                    190,064       1,022,891                 84
                               --------------  --------------       ------------
NET ASSETS:
 For contract liabilities        $682,351,022    $478,018,128           $839,775
                               ==============  ==============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                79,427,664      47,936,675             88,460
 Minimum unit fair value #*         $8.063944       $9.400309          $8.486615
 Maximum unit fair value #*        $15.020625      $14.148864         $14.995966
 Contract liability              $682,292,658    $477,975,981           $839,775
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                     6,867           4,255                 --
 Minimum unit fair value #*         $8.331492       $9.862336               $ --
 Maximum unit fair value #*         $8.591388      $10.014903               $ --
 Contract liability                   $58,364         $42,147               $ --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                          HARTFORD
                                       HARTFORD          DISCIPLINED
                                    GLOBAL GROWTH          EQUITY
                                       HLS FUND           HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        136,263           8,208,049
                                     ============       =============
  Cost                                 $1,966,695         $79,614,793
                                     ============       =============
  Market value                         $1,832,386         $96,722,495
 Due from Sponsor Company                      --                  --
 Receivable from fund shares
  sold                                      6,532              12,667
 Other assets                                  --                   2
                                     ------------       -------------
 Total assets                           1,838,918          96,735,164
                                     ------------       -------------
LIABILITIES:
 Due to Sponsor Company                     6,532              12,667
 Payable for fund shares
  purchased                                    --                  --
 Other liabilities                             --                  --
                                     ------------       -------------
 Total liabilities                          6,532              12,667
                                     ------------       -------------
NET ASSETS:
 For contract liabilities              $1,832,386         $96,722,497
                                     ============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            233,805          10,010,486
 Minimum unit fair value #*             $6.615487           $9.099219
 Maximum unit fair value #*            $13.454016          $14.457899
 Contract liability                    $1,832,386         $96,719,794
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                 288
 Minimum unit fair value #*                  $ --           $9.400964
 Maximum unit fair value #*                  $ --           $9.400964
 Contract liability                          $ --              $2,703

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                  HARTFORD
                                  HARTFORD         GROWTH        HARTFORD
                                   GROWTH      OPPORTUNITIES    HIGH YIELD
                                  HLS FUND        HLS FUND       HLS FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  2,171,440       6,179,719      6,550,305
                                =============  ==============  =============
  Cost                            $20,744,089    $124,541,205    $50,513,272
                                =============  ==============  =============
  Market value                    $23,713,432    $145,631,806    $56,995,077
 Due from Sponsor Company                  --              --      2,323,136
 Receivable from fund shares
  sold                                  9,079          21,627             --
 Other assets                              --               2              3
                                -------------  --------------  -------------
 Total assets                      23,722,511     145,653,435     59,318,216
                                -------------  --------------  -------------
LIABILITIES:
 Due to Sponsor Company                 9,079          21,627             --
 Payable for fund shares
  purchased                                --              --      2,323,136
 Other liabilities                          1              --             --
                                -------------  --------------  -------------
 Total liabilities                      9,080          21,627      2,323,136
                                -------------  --------------  -------------
NET ASSETS:
 For contract liabilities         $23,713,431    $145,631,808    $56,995,080
                                =============  ==============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      2,501,126      17,697,940      4,217,769
 Minimum unit fair value #*         $8.838312       $7.718341      $9.940362
 Maximum unit fair value #*        $14.521777      $14.007431     $18.181166
 Contract liability               $23,713,431    $145,630,020    $56,993,220
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #             --             224            140
 Minimum unit fair value #*              $ --       $7.974373     $13.279673
 Maximum unit fair value #*              $ --       $7.974373     $13.279673
 Contract liability                      $ --          $1,788         $1,860

                                                HARTFORD            HARTFORD
                                  HARTFORD    INTERNATIONAL      SMALL/MID CAP
                                   INDEX      OPPORTUNITIES          EQUITY
                                  HLS FUND      HLS FUND            HLS FUND
                                SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
------------------------------  ---------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    38,485      2,871,408          1,089,960
                                ============  =============       ============
  Cost                              $983,134    $30,205,579         $7,365,002
                                ============  =============       ============
  Market value                    $1,004,133    $30,784,422         $9,734,638
 Due from Sponsor Company             12,554             --                 --
 Receivable from fund shares
  sold                                    --         38,480             10,490
 Other assets                             --             --                 --
                                ------------  -------------       ------------
 Total assets                      1,016,687     30,822,902          9,745,128
                                ------------  -------------       ------------
LIABILITIES:
 Due to Sponsor Company                   --         38,480             10,490
 Payable for fund shares
  purchased                           12,554             --                 --
 Other liabilities                        --              1                  1
                                ------------  -------------       ------------
 Total liabilities                    12,554         38,481             10,491
                                ------------  -------------       ------------
NET ASSETS:
 For contract liabilities         $1,004,133    $30,784,421         $9,734,637
                                ============  =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        81,363      3,831,367            922,127
 Minimum unit fair value #*        $9.975913      $7.543166          $9.731743
 Maximum unit fair value #*       $14.105504     $13.452685         $18.090435
 Contract liability               $1,004,133    $30,784,421         $9,725,278
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #            --             --                904
 Minimum unit fair value #*             $ --           $ --         $10.348355
 Maximum unit fair value #*             $ --           $ --         $10.348355
 Contract liability                     $ --           $ --             $9,359

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                  HARTFORD          HARTFORD
                                MONEY MARKET      SMALL COMPANY
                                  HLS FUND          HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares               712,778,676           749,111
                                ============       ===========
  Cost                          $712,778,676       $10,679,453
                                ============       ===========
  Market value                  $712,778,676       $12,786,645
 Due from Sponsor Company                 --                --
 Receivable from fund shares
  sold                               365,602               778
 Other assets                             42                 1
                                ------------       -----------
 Total assets                    713,144,320        12,787,424
                                ------------       -----------
LIABILITIES:
 Due to Sponsor Company              365,602               778
 Payable for fund shares
  purchased                               --                --
 Other liabilities                        --                --
                                ------------       -----------
 Total liabilities                   365,602               778
                                ------------       -----------
NET ASSETS:
 For contract liabilities       $712,778,718       $12,786,646
                                ============       ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #   564,907,545         1,262,380
 Minimum unit fair value #*        $0.954886         $9.506856
 Maximum unit fair value #*        $9.954330        $15.515782
 Contract liability             $712,161,960       $12,786,646
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #       543,644                --
 Minimum unit fair value #*        $1.038217              $ --
 Maximum unit fair value #*        $9.831545              $ --
 Contract liability                 $616,758              $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                         HARTFORD
                                     HARTFORD          HARTFORD       U.S. GOVERNMENT
                                  SMALLCAP GROWTH        STOCK          SECURITIES
                                     HLS FUND          HLS FUND          HLS FUND
                                    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      484,387           44,845          4,932,741
                                    ===========       ==========        ===========
  Cost                               $8,492,099       $1,505,050        $52,160,638
                                    ===========       ==========        ===========
  Market value                      $10,498,002       $1,791,487        $52,660,137
 Due from Sponsor Company               330,942               --             56,142
 Receivable from fund shares
  sold                                       --              147                 --
 Other assets                                 1                1                  2
                                    -----------       ----------        -----------
 Total assets                        10,828,945        1,791,635         52,716,281
                                    -----------       ----------        -----------
LIABILITIES:
 Due to Sponsor Company                      --              147                 --
 Payable for fund shares
  purchased                             330,942               --             56,142
 Other liabilities                           --               --                 --
                                    -----------       ----------        -----------
 Total liabilities                      330,942              147             56,142
                                    -----------       ----------        -----------
NET ASSETS:
 For contract liabilities           $10,498,003       $1,791,488        $52,660,139
                                    ===========       ==========        ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     837,023          183,357          5,105,764
 Minimum unit fair value #*          $11.928041        $9.258648          $9.943781
 Maximum unit fair value #*          $19.100179       $15.497356         $11.098416
 Contract liability                 $10,498,003       $1,791,488        $52,660,139
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --               --                 --
 Minimum unit fair value #*                $ --             $ --               $ --
 Maximum unit fair value #*                $ --             $ --               $ --
 Contract liability                        $ --             $ --               $ --

                                                                      AMERICAN FUNDS
                                                                         BLUE CHIP
                                HARTFORD       AMERICAN FUNDS           INCOME AND
                                  VALUE       ASSET ALLOCATION            GROWTH
                                HLS FUND          HLS FUND               HLS FUND
                               SUB-ACCOUNT       SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of shares               2,180,374         5,252,446              2,938,257
                               ===========       ===========            ===========
  Cost                         $21,111,003       $45,365,383            $22,726,948
                               ===========       ===========            ===========
  Market value                 $22,608,699       $50,956,328            $26,643,383
 Due from Sponsor Company               --                --                     --
 Receivable from fund shares
  sold                               2,502            40,312                 16,156
 Other assets                            1                 1                      1
                               -----------       -----------            -----------
 Total assets                   22,611,202        50,996,641             26,659,540
                               -----------       -----------            -----------
LIABILITIES:
 Due to Sponsor Company              2,502            40,312                 16,156
 Payable for fund shares
  purchased                             --                --                     --
 Other liabilities                      --                --                     --
                               -----------       -----------            -----------
 Total liabilities                   2,502            40,312                 16,156
                               -----------       -----------            -----------
NET ASSETS:
 For contract liabilities      $22,608,700       $50,956,329            $26,643,384
                               ===========       ===========            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                              2,331,846         5,143,575              2,816,824
 Minimum unit fair value #*      $9.112283         $9.356124              $8.682650
 Maximum unit fair value #*     $13.790638        $13.772397             $13.982511
 Contract liability            $22,608,700       $50,834,039            $26,643,384
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                     --            12,507                     --
 Minimum unit fair value #*           $ --         $9.777476                   $ --
 Maximum unit fair value #*           $ --         $9.777476                   $ --
 Contract liability                   $ --          $122,290                   $ --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS           AMERICAN FUNDS
                                          BOND                  GLOBAL BOND
                                        HLS FUND                 HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       15,249,688                3,599,274
                                     ==============            =============
  Cost                                 $144,068,651              $36,046,137
                                     ==============            =============
  Market value                         $160,472,942              $39,651,418
 Due from Sponsor Company                        --                       --
 Receivable from fund shares
  sold                                      211,086                    8,700
 Other assets                                    --                       --
                                     --------------            -------------
 Total assets                           160,684,028               39,660,118
                                     --------------            -------------
LIABILITIES:
 Due to Sponsor Company                     211,086                    8,700
 Payable for fund shares
  purchased                                      --                       --
 Other liabilities                                1                        1
                                     --------------            -------------
 Total liabilities                          211,087                    8,701
                                     --------------            -------------
NET ASSETS:
 For contract liabilities              $160,472,941              $39,651,417
                                     ==============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           14,894,303                3,554,982
 Minimum unit fair value #*              $10.240538               $10.046261
 Maximum unit fair value #*              $12.485551               $12.220324
 Contract liability                    $160,401,558              $39,651,417
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                6,601                       --
 Minimum unit fair value #*              $10.814801                     $ --
 Maximum unit fair value #*              $10.814801                     $ --
 Contract liability                         $71,383                     $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS                                    AMERICAN FUNDS
                                    GLOBAL GROWTH           AMERICAN FUNDS            GLOBAL SMALL
                                     AND INCOME              GLOBAL GROWTH           CAPITALIZATION
                                      HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      7,901,794                2,893,746                5,924,003
                                    =============            =============            =============
  Cost                                $58,796,069              $23,590,927              $39,612,210
                                    =============            =============            =============
  Market value                        $66,209,100              $25,283,099              $46,373,974
 Due from Sponsor Company                      --                       --                       --
 Receivable from fund shares
  sold                                     69,510                    2,993                    1,922
 Other assets                                  --                       --                       --
                                    -------------            -------------            -------------
 Total assets                          66,278,610               25,286,092               46,375,896
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Sponsor Company                    69,510                    2,993                    1,922
 Payable for fund shares
  purchased                                    --                       --                       --
 Other liabilities                              1                        3                        1
                                    -------------            -------------            -------------
 Total liabilities                         69,511                    2,996                    1,923
                                    -------------            -------------            -------------
NET ASSETS:
 For contract liabilities             $66,209,099              $25,283,096              $46,373,973
                                    =============            =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     7,660,302                2,792,628                5,896,292
 Minimum unit fair value #*             $8.134601                $8.396653                $7.353642
 Maximum unit fair value #*            $14.854969               $14.577981               $16.033630
 Contract liability                   $66,206,936              $25,173,952              $46,350,791
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           254                   12,438                    3,011
 Minimum unit fair value #*             $8.516671                $8.774884                $7.699098
 Maximum unit fair value #*             $8.516671                $8.774884                $7.699098
 Contract liability                        $2,163                 $109,144                  $23,182


                                    AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS
                                        GROWTH                GROWTH-INCOME             INTERNATIONAL
                                       HLS FUND                  HLS FUND                  HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      29,182,711                15,772,637                22,618,627
                                    ==============            ==============            ==============
  Cost                                $211,785,785              $118,838,952              $165,910,240
                                    ==============            ==============            ==============
  Market value                        $261,129,613              $138,992,180              $170,641,798
 Due from Sponsor Company                  131,289                   109,110                        --
 Receivable from fund shares
  sold                                          --                        --                    29,510
 Other assets                                   --                         9                         1
                                    --------------            --------------            --------------
 Total assets                          261,260,902               139,101,299               170,671,309
                                    --------------            --------------            --------------
LIABILITIES:
 Due to Sponsor Company                         --                        --                    29,510
 Payable for fund shares
  purchased                                131,289                   109,110                        --
 Other liabilities                              21                        --                        --
                                    --------------            --------------            --------------
 Total liabilities                         131,310                   109,110                    29,510
                                    --------------            --------------            --------------
NET ASSETS:
 For contract liabilities             $261,129,592              $138,992,189              $170,641,799
                                    ==============            ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     29,027,552                15,468,955                22,086,902
 Minimum unit fair value #*              $8.425254                 $8.441403                 $7.273224
 Maximum unit fair value #*             $15.517827                $13.990288                $13.471089
 Contract liability                   $260,949,443              $138,809,570              $170,606,028
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         20,426                    20,663                     4,700
 Minimum unit fair value #*              $8.692389                 $8.837879                 $7.503868
 Maximum unit fair value #*              $8.821014                 $8.837879                 $7.614906
 Contract liability                       $180,149                  $182,619                   $35,771

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                HARTFORD
                                    AMERICAN FUNDS              PORTFOLIO
                                       NEW WORLD               DIVERSIFIER
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT (I)
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       5,163,399                3,705,023
                                     =============            =============
  Cost                                 $39,594,561              $38,225,888
                                     =============            =============
  Market value                         $44,694,898              $37,732,731
 Due from Sponsor Company                       --                1,033,968
 Receivable from fund shares
  sold                                     197,622                       --
 Other assets                                   --                        1
                                     -------------            -------------
 Total assets                           44,892,520               38,766,700
                                     -------------            -------------
LIABILITIES:
 Due to Sponsor Company                    197,622                       --
 Payable for fund shares
  purchased                                     --                1,033,968
 Other liabilities                               2                       --
                                     -------------            -------------
 Total liabilities                         197,624                1,033,968
                                     -------------            -------------
NET ASSETS:
 For contract liabilities              $44,694,896              $37,732,732
                                     =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           5,076,172                3,708,946
 Minimum unit fair value #*              $8.234862               $10.149291
 Maximum unit fair value #*             $15.085858               $10.208088
 Contract liability                    $44,694,896              $37,732,732
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                  --                       --
 Minimum unit fair value #*                   $ --                     $ --
 Maximum unit fair value #*                   $ --                     $ --
 Contract liability                           $ --                     $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(i)  Funded as of June 17, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               LORD ABBETT         LORD ABBETT              LORD ABBETT
                               FUNDAMENTAL      CAPITAL STRUCTURE         BOND DEBENTURE
                               EQUITY FUND            FUND                     FUND
                               SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  199,034           1,191,689                6,679,651
                               ============       =============            =============
  Cost                           $3,320,862         $13,714,903              $70,426,881
                               ============       =============            =============
  Market value                   $3,236,300         $15,527,712              $77,751,138
 Due from Sponsor Company           396,250                  --                   18,620
 Receivable from fund shares
  sold                                   --               1,920                       --
 Other assets                            --                  --                        1
                               ------------       -------------            -------------
 Total assets                     3,632,550          15,529,632               77,769,759
                               ------------       -------------            -------------
LIABILITIES:
 Due to Sponsor Company                  --               1,920                       --
 Payable for fund shares
  purchased                         396,250                  --                   18,620
 Other liabilities                       --                   1                       --
                               ------------       -------------            -------------
 Total liabilities                  396,250               1,921                   18,620
                               ------------       -------------            -------------
NET ASSETS:
 For contract liabilities        $3,236,300         $15,527,711              $77,751,139
                               ============       =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                 292,794           1,441,854                6,171,792
 Minimum unit fair value #*       $9.403044          $10.287197               $10.542672
 Maximum unit fair value #*      $12.297888          $14.095327               $15.825278
 Contract liability              $3,236,300         $15,520,036              $77,751,139
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                      --                 702                       --
 Minimum unit fair value #*            $ --          $10.937377                     $ --
 Maximum unit fair value #*            $ --          $10.937377                     $ --
 Contract liability                    $ --              $7,675                     $ --

                                LORD ABBETT
                                GROWTH AND
                                  INCOME        MFS CORE      MFS GROWTH
                                   FUND       EQUITY SERIES     SERIES
                                SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of shares                   574,354      1,187,384      2,411,907
                               =============  =============  =============
  Cost                           $11,482,942    $21,261,770    $54,040,324
                               =============  =============  =============
  Market value                   $12,721,931    $18,202,605    $59,135,988
 Due from Sponsor Company                 --             --         23,316
 Receivable from fund shares
  sold                                 4,734         24,066             --
 Other assets                             --             --             --
                               -------------  -------------  -------------
 Total assets                     12,726,665     18,226,671     59,159,304
                               -------------  -------------  -------------
LIABILITIES:
 Due to Sponsor Company                4,734         24,066             --
 Payable for fund shares
  purchased                               --             --         23,316
 Other liabilities                         1             --              1
                               -------------  -------------  -------------
 Total liabilities                     4,735         24,066         23,317
                               -------------  -------------  -------------
NET ASSETS:
 For contract liabilities        $12,721,930    $18,202,605    $59,135,987
                               =============  =============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                1,442,473      2,226,830      7,510,638
 Minimum unit fair value #*        $8.326566      $6.181651      $5.740517
 Maximum unit fair value #*       $12.974098     $14.730060     $15.182948
 Contract liability              $12,721,930    $18,159,863    $59,046,354
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                       --          4,677          9,737
 Minimum unit fair value #*             $ --      $6.750177      $6.185460
 Maximum unit fair value #*             $ --      $9.222312      $9.604214
 Contract liability                     $ --        $42,742        $89,633

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 MFS GLOBAL       MFS HIGH
                                EQUITY SERIES  INCOME SERIES
                                 SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  1,608,047      26,329,931
                                =============  ==============
  Cost                            $18,592,017    $230,271,712
                                =============  ==============
  Market value                    $20,438,284    $218,275,131
 Due from Sponsor Company                  --       1,819,516
 Receivable from fund shares
  sold                                  8,466              --
 Other assets                              --              --
                                -------------  --------------
 Total assets                      20,446,750     220,094,647
                                -------------  --------------
LIABILITIES:
 Due to Sponsor Company                 8,466              --
 Payable for fund shares
  purchased                                --       1,819,516
 Other liabilities                          1               2
                                -------------  --------------
 Total liabilities                      8,467       1,819,518
                                -------------  --------------
NET ASSETS:
 For contract liabilities         $20,438,283    $218,275,129
                                =============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      1,476,698      14,940,212
 Minimum unit fair value #*        $12.098479      $13.702058
 Maximum unit fair value #*        $16.464636      $17.141254
 Contract liability               $20,438,283    $218,110,572
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #             --          10,785
 Minimum unit fair value #*              $ --      $14.780061
 Maximum unit fair value #*              $ --      $16.421699
 Contract liability                      $ --        $164,557

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MFS INVESTORS
                                       GROWTH           MFS INVESTORS         MFS MID CAP
                                    STOCK SERIES         TRUST SERIES        GROWTH SERIES
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      4,505,338           14,652,175          11,340,861
                                    =============       ==============       =============
  Cost                                $48,005,673         $261,440,037         $78,310,318
                                    =============       ==============       =============
  Market value                        $49,603,781         $284,383,099         $63,849,048
 Due from Sponsor Company                      --                   --              29,170
 Receivable from fund shares
  sold                                    858,852              101,377                  --
 Other assets                                  --                   --                   3
                                    -------------       --------------       -------------
 Total assets                          50,462,633          284,484,476          63,878,221
                                    -------------       --------------       -------------
LIABILITIES:
 Due to Sponsor Company                   858,852              101,377                  --
 Payable for fund shares
  purchased                                    --                   --              29,170
 Other liabilities                             --                    1                  --
                                    -------------       --------------       -------------
 Total liabilities                        858,852              101,378              29,170
                                    -------------       --------------       -------------
NET ASSETS:
 For contract liabilities             $49,603,781         $284,383,098         $63,849,051
                                    =============       ==============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     6,525,337           31,287,542          12,372,311
 Minimum unit fair value #*             $6.198971            $8.347897           $4.724062
 Maximum unit fair value #*            $14.774233           $13.343170          $16.289901
 Contract liability                   $49,527,882         $284,272,361         $63,809,776
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         8,620               11,360               7,692
 Minimum unit fair value #*             $8.779192            $8.968421           $5.075958
 Maximum unit fair value #*             $9.201654           $10.587600           $5.262970
 Contract liability                       $75,899             $110,737             $39,275


                                       MFS NEW             MFS TOTAL       MFS VALUE
                                   DISCOVERY SERIES      RETURN SERIES       SERIES
                                     SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      14,686,625           48,532,662      27,091,288
                                    ==============       ==============  ==============
  Cost                                $211,951,503         $924,526,685    $325,451,327
                                    ==============       ==============  ==============
  Market value                        $209,863,267         $898,521,021    $342,014,537
 Due from Sponsor Company                1,494,021                   --       1,615,661
 Receivable from fund shares
  sold                                          --              402,387              --
 Other assets                                   --                   --              13
                                    --------------       --------------  --------------
 Total assets                          211,357,288          898,923,408     343,630,211
                                    --------------       --------------  --------------
LIABILITIES:
 Due to Sponsor Company                         --              402,387              --
 Payable for fund shares
  purchased                              1,494,021                   --       1,615,661
 Other liabilities                               1                   13              --
                                    --------------       --------------  --------------
 Total liabilities                       1,494,022              402,400       1,615,661
                                    --------------       --------------  --------------
NET ASSETS:
 For contract liabilities             $209,863,266         $898,521,008    $342,014,550
                                    ==============       ==============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     16,375,199           66,794,110      27,170,473
 Minimum unit fair value #*              $8.710572            $9.697169       $9.056636
 Maximum unit fair value #*             $20.321026           $16.255289      $16.765670
 Contract liability                   $209,660,494         $897,662,960    $341,857,780
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         12,669               59,797           9,980
 Minimum unit fair value #*             $10.393953           $13.216997       $9.356518
 Maximum unit fair value #*             $17.680164           $16.255289      $16.194178
 Contract liability                       $202,772             $858,048        $156,770

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 MFS RESEARCH        MFS RESEARCH
                                 BOND SERIES     INTERNATIONAL SERIES
                                 SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  25,965,434           4,115,435
                                ==============       =============
  Cost                            $305,762,915         $58,812,469
                                ==============       =============
  Market value                    $336,634,051         $44,693,628
 Due from Sponsor Company                   --                  --
 Receivable from fund shares
  sold                               1,653,248               9,624
 Other assets                                1                  --
                                --------------       -------------
 Total assets                      338,287,300          44,703,252
                                --------------       -------------
LIABILITIES:
 Due to Sponsor Company              1,653,248               9,624
 Payable for fund shares
  purchased                                 --                  --
 Other liabilities                          --                   2
                                --------------       -------------
 Total liabilities                   1,653,248               9,626
                                --------------       -------------
NET ASSETS:
 For contract liabilities         $336,634,052         $44,693,626
                                ==============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      26,930,004           3,938,506
 Minimum unit fair value #*         $10.239666          $10.758423
 Maximum unit fair value #*         $13.513620          $12.839561
 Contract liability               $336,563,890         $44,693,626
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #           5,466                  --
 Minimum unit fair value #*         $12.009084                $ --
 Maximum unit fair value #*         $13.061095                $ --
 Contract liability                    $70,162                $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               BLACKROCK                 BLACKROCK
                                    MFS RESEARCH                GLOBAL                     GLOBAL
                                       SERIES            ALLOCATION V.I. FUND     OPPORTUNITIES V.I. FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT (J)             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      1,785,577                  44,185                     36,563
                                    =============             ===========               ============
  Cost                                $32,454,761                $616,228                   $333,225
                                    =============             ===========               ============
  Market value                        $33,533,135                $586,773                   $448,267
 Due from Sponsor Company                      --                      --                        256
 Receivable from fund shares
  sold                                      8,731                      35                         --
 Other assets                                  --                      --                         --
                                    -------------             -----------               ------------
 Total assets                          33,541,866                 586,808                    448,523
                                    -------------             -----------               ------------
LIABILITIES:
 Due to Sponsor Company                     8,731                      35                         --
 Payable for fund shares
  purchased                                    --                      --                        256
 Other liabilities                              2                      --                         --
                                    -------------             -----------               ------------
 Total liabilities                          8,733                      35                        256
                                    -------------             -----------               ------------
NET ASSETS:
 For contract liabilities             $33,533,133                $586,773                   $448,267
                                    =============             ===========               ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     2,844,748                  62,053                     36,835
 Minimum unit fair value #*            $10.858330               $9.419996                 $10.134833
 Maximum unit fair value #*            $14.228035               $9.507568                 $13.167386
 Contract liability                   $33,533,133                $586,773                   $448,267
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                            --                      --                         --
 Minimum unit fair value #*                  $ --                    $ --                       $ --
 Maximum unit fair value #*                  $ --                    $ --                       $ --
 Contract liability                          $ --                    $ --                       $ --

                                     BLACKROCK               BLACKROCK          UIF MID CAP
                                     LARGE CAP                 EQUITY             GROWTH
                                  GROWTH V.I. FUND       DIVIDEND V.I. FUND      PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT (K)       SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       104,421                 211,514           2,371,159
                                    ============            ============       =============
  Cost                                  $924,315              $1,698,666         $19,211,490
                                    ============            ============       =============
  Market value                        $1,147,596              $1,728,069         $26,367,293
 Due from Sponsor Company                     --                  30,936               6,247
 Receivable from fund shares
  sold                                       651                      --                  --
 Other assets                                  1                      --                   3
                                    ------------            ------------       -------------
 Total assets                          1,148,248               1,759,005          26,373,543
                                    ------------            ------------       -------------
LIABILITIES:
 Due to Sponsor Company                      651                      --                  --
 Payable for fund shares
  purchased                                   --                  30,936               6,247
 Other liabilities                            --                      --                  --
                                    ------------            ------------       -------------
 Total liabilities                           651                  30,936               6,247
                                    ------------            ------------       -------------
NET ASSETS:
 For contract liabilities             $1,147,597              $1,728,069         $26,367,296
                                    ============            ============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      117,398                 168,708           2,412,191
 Minimum unit fair value #*            $8.659900              $10.203321          $10.375356
 Maximum unit fair value #*           $10.791691              $10.309221          $18.947454
 Contract liability                   $1,147,597              $1,728,069         $26,367,296
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                  --
 Minimum unit fair value #*                 $ --                    $ --                $ --
 Maximum unit fair value #*                 $ --                    $ --                $ --
 Contract liability                         $ --                    $ --                $ --

(j)  Funded as of July 20, 2011.

(k) Funded as of July 1, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       INVESCO
                                   VAN KAMPEN V.I.        MORGAN STANLEY
                                       MID CAP             FOCUS GROWTH
                                     VALUE FUND             PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     1,258,533                51,832
                                     ===========            ==========
  Cost                               $13,635,938              $978,431
                                     ===========            ==========
  Market value                       $16,021,119            $1,077,590
 Due from Sponsor Company                     --                    --
 Receivable from fund shares
  sold                                     3,677                    99
 Other assets                                 --                    --
                                     -----------            ----------
 Total assets                         16,024,796             1,077,689
                                     -----------            ----------
LIABILITIES:
 Due to Sponsor Company                    3,677                    99
 Payable for fund shares
  purchased                                   --                    --
 Other liabilities                            --                    --
                                     -----------            ----------
 Total liabilities                         3,677                    99
                                     -----------            ----------
NET ASSETS:
 For contract liabilities            $16,021,119            $1,077,590
                                     ===========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         1,492,590               138,104
 Minimum unit fair value #*            $9.964752             $7.317129
 Maximum unit fair value #*           $17.265109             $8.011904
 Contract liability                  $16,021,119            $1,077,590
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                    --
 Minimum unit fair value #*                 $ --                  $ --
 Maximum unit fair value #*                 $ --                  $ --
 Contract liability                         $ --                  $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MORGAN STANLEY        MORGAN STANLEY
                                    MULTI CAP              MID CAP            MORGAN STANLEY
                                      GROWTH                GROWTH           FLEXIBLE INCOME
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO
                                 SUB-ACCOUNT (L)         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     162,760                26,878               144,248
                                    ==========            ==========            ==========
  Cost                              $2,034,335              $785,205              $994,733
                                    ==========            ==========            ==========
  Market value                      $2,416,986              $863,063              $869,814
 Due from Sponsor Company                1,873                    --                    --
 Receivable from fund shares
  sold                                      --                 2,330                    79
 Other assets                                2                    --                    --
                                    ----------            ----------            ----------
 Total assets                        2,418,861               865,393               869,893
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                     --                 2,330                    79
 Payable for fund shares
  purchased                              1,873                    --                    --
 Other liabilities                          --                    --                     1
                                    ----------            ----------            ----------
 Total liabilities                       1,873                 2,330                    80
                                    ----------            ----------            ----------
NET ASSETS:
 For contract liabilities           $2,416,988              $863,063              $869,813
                                    ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    482,403                80,188                74,330
 Minimum unit fair value #*          $4.710467            $10.110543            $10.959190
 Maximum unit fair value #*          $5.157715            $11.070503            $11.999312
 Contract liability                 $2,416,988              $863,063              $869,813
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                    --                    --
 Minimum unit fair value #*               $ --                  $ --                  $ --
 Maximum unit fair value #*               $ --                  $ --                  $ --
 Contract liability                       $ --                  $ --                  $ --

                                                           OPPENHEIMER
                                     BLACKROCK               CAPITAL              OPPENHEIMER
                                      CAPITAL              APPRECIATION        GLOBAL SECURITIES
                               APPRECIATION V.I. FUND        FUND/VA                FUND/VA
                                  SUB-ACCOUNT (K)          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      199,763                 66,640              1,047,554
                                     ==========             ==========            ===========
  Cost                               $1,566,694             $2,180,431            $24,688,684
                                     ==========             ==========            ===========
  Market value                       $1,520,195             $2,625,632            $28,503,953
 Due from Sponsor Company                28,666                     --                     --
 Receivable from fund shares
  sold                                       --                  1,679                  4,707
 Other assets                                --                     --                      2
                                     ----------             ----------            -----------
 Total assets                         1,548,861              2,627,311             28,508,662
                                     ----------             ----------            -----------
LIABILITIES:
 Due to Sponsor Company                      --                  1,679                  4,707
 Payable for fund shares
  purchased                              28,666                     --                     --
 Other liabilities                           --                      1                     --
                                     ----------             ----------            -----------
 Total liabilities                       28,666                  1,680                  4,707
                                     ----------             ----------            -----------
NET ASSETS:
 For contract liabilities            $1,520,195             $2,625,631            $28,503,955
                                     ==========             ==========            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     167,853                286,259              3,043,406
 Minimum unit fair value #*           $8.865043              $8.613695              $8.864406
 Maximum unit fair value #*           $9.340590             $15.192398             $14.979816
 Contract liability                  $1,520,195             $2,625,631            $28,503,955
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                     --                     --
 Minimum unit fair value #*                $ --                   $ --                   $ --
 Maximum unit fair value #*                $ --                   $ --                   $ --
 Contract liability                        $ --                   $ --                   $ --

(k) Funded as of July 1, 2011.

(l) Formerly Morgan Stanley -- Capital Opportunities Portfolio. Change effective April 29, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                              OPPENHEIMER
                                     OPPENHEIMER              MAIN STREET
                                     MAIN STREET           SMALL- & MID-CAP
                                       FUND/VA                  FUND/VA
                                     SUB-ACCOUNT            SUB-ACCOUNT (M)
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        163,456                1,684,911
                                     ============            =============
  Cost                                 $2,935,642              $20,526,990
                                     ============            =============
  Market value                         $3,355,751              $28,677,184
 Due from Sponsor Company                      --                       --
 Receivable from fund shares
  sold                                      1,018                   12,340
 Other assets                                   1                        1
                                     ------------            -------------
 Total assets                           3,356,770               28,689,525
                                     ------------            -------------
LIABILITIES:
 Due to Sponsor Company                     1,018                   12,340
 Payable for fund shares
  purchased                                    --                       --
 Other liabilities                             --                       --
                                     ------------            -------------
 Total liabilities                          1,018                   12,340
                                     ------------            -------------
NET ASSETS:
 For contract liabilities              $3,355,752              $28,677,185
                                     ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            347,115                2,658,375
 Minimum unit fair value #*             $9.184096               $10.215231
 Maximum unit fair value #*            $14.351185               $16.935018
 Contract liability                    $3,355,752              $28,677,185
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                       --
 Minimum unit fair value #*                  $ --                     $ --
 Maximum unit fair value #*                  $ --                     $ --
 Contract liability                          $ --                     $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(m) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER          PUTNAM VT          PUTNAM VT
                                       VALUE            DIVERSIFIED        GLOBAL ASSET
                                      FUND/VA           INCOME FUND      ALLOCATION FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       159,052          12,672,024            501,410
                                    ============       =============       ============
  Cost                                $1,411,450         $85,268,649         $5,961,991
                                    ============       =============       ============
  Market value                        $1,541,212         $87,183,525         $7,120,025
 Due from Sponsor Company                     --                  --                 --
 Receivable from fund shares
  sold                                       144              30,814                605
 Other assets                                 --                  --                 --
                                    ------------       -------------       ------------
 Total assets                          1,541,356          87,214,339          7,120,630
                                    ------------       -------------       ------------
LIABILITIES:
 Due to Sponsor Company                      144              30,814                605
 Payable for fund shares
  purchased                                   --                  --                 --
 Other liabilities                            --                   5                 --
                                    ------------       -------------       ------------
 Total liabilities                           144              30,819                605
                                    ------------       -------------       ------------
NET ASSETS:
 For contract liabilities             $1,541,212         $87,183,520         $7,120,025
                                    ============       =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      165,954           7,493,345            688,977
 Minimum unit fair value #*            $8.573920          $11.074456          $9.957046
 Maximum unit fair value #*           $14.124909          $16.873590         $15.057518
 Contract liability                   $1,541,212         $87,183,520         $7,120,025
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                  --                 --
 Minimum unit fair value #*                 $ --                $ --               $ --
 Maximum unit fair value #*                 $ --                $ --               $ --
 Contract liability                         $ --                $ --               $ --

                                 PUTNAM VT      PUTNAM VT
                               INTERNATIONAL  INTERNATIONAL        PUTNAM VT
                                VALUE FUND     EQUITY FUND       INVESTORS FUND
                                SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ----------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  157,353        131,757               7,059
                               ============   ============        ============
  Cost                           $1,305,835     $1,450,813             $64,831
                               ============   ============        ============
  Market value                   $1,238,367     $1,250,370             $70,658
 Due from Sponsor Company                --             --                  --
 Receivable from fund shares
  sold                                  107            119                   2
 Other assets                            --             --                  --
                               ------------   ------------        ------------
 Total assets                     1,238,474      1,250,489              70,660
                               ------------   ------------        ------------
LIABILITIES:
 Due to Sponsor Company                 107            119                   2
 Payable for fund shares
  purchased                              --             --                  --
 Other liabilities                       --              1                  --
                               ------------   ------------        ------------
 Total liabilities                      107            120                   2
                               ------------   ------------        ------------
NET ASSETS:
 For contract liabilities        $1,238,367     $1,250,369             $70,658
                               ============   ============        ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                 179,940        183,936               5,241
 Minimum unit fair value #*       $6.385634      $6.446358          $10.926607
 Maximum unit fair value #*      $11.688567     $11.361661          $13.807398
 Contract liability              $1,238,367     $1,250,369             $70,658
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                      --             --                  --
 Minimum unit fair value #*            $ --           $ --                $ --
 Maximum unit fair value #*            $ --           $ --                $ --
 Contract liability                    $ --           $ --                $ --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 PUTNAM VT
                                 SMALL CAP        PUTNAM VT
                                VALUE FUND       VOYAGER FUND
                                SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 214,156            65,471
                                ==========        ==========
  Cost                          $2,386,483        $2,226,966
                                ==========        ==========
  Market value                  $2,799,023        $2,079,361
 Due from Sponsor Company               --             4,532
 Receivable from fund shares
  sold                                 320                --
 Other assets                           --                --
                                ----------        ----------
 Total assets                    2,799,343         2,083,893
                                ----------        ----------
LIABILITIES:
 Due to Sponsor Company                320                --
 Payable for fund shares
  purchased                             --             4,532
 Other liabilities                      --                --
                                ----------        ----------
 Total liabilities                     320             4,532
                                ----------        ----------
NET ASSETS:
 For contract liabilities       $2,799,023        $2,079,361
                                ==========        ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #     273,496           196,402
 Minimum unit fair value #*      $9.582938         $8.735317
 Maximum unit fair value #*     $15.775002        $12.590426
 Contract liability             $2,799,023        $2,079,361
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #          --                --
 Minimum unit fair value #*           $ --              $ --
 Maximum unit fair value #*           $ --              $ --
 Contract liability                   $ --              $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT           PIMCO                 PIMCO
                                  EQUITY           ALL ASSET           EQS PATHFINDER
                                INCOME FUND          FUND                   FUND
                                SUB-ACCOUNT     SUB-ACCOUNT (N)       SUB-ACCOUNT (K)
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  65,582             29,706               130,033
                                ==========        ===========            ==========
  Cost                            $858,895           $319,717            $1,273,696
                                ==========        ===========            ==========
  Market value                    $883,394           $311,615            $1,276,923
 Due from Sponsor Company            8,923                 --                25,295
 Receivable from fund shares            --                 23                    --
  sold
 Other assets                           --                 --                    --
                                ----------        -----------            ----------
 Total assets                      892,317            311,638             1,302,218
                                ----------        -----------            ----------
LIABILITIES:
 Due to Sponsor Company                 --                 23                    --
 Payable for fund shares             8,923                 --                25,295
  purchased
 Other liabilities                      --                 --                    --
                                ----------        -----------            ----------
 Total liabilities                   8,923                 23                25,295
                                ----------        -----------            ----------
NET ASSETS:
 For contract liabilities         $883,394           $311,615            $1,276,923
                                ==========        ===========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      68,788             31,189               136,466
 Minimum unit fair value #*     $10.965150          $9.785819             $9.232322
 Maximum unit fair value #*     $13.578750         $10.091449             $9.475458
 Contract liability               $883,394           $311,615            $1,276,923
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #          --                 --                    --
 Minimum unit fair value #*           $ --               $ --                  $ --
 Maximum unit fair value #*           $ --               $ --                  $ --
 Contract liability                   $ --               $ --                  $ --

                                      PIMCO
                                      GLOBAL          JENNISON 20/20
                                   MULTI-ASSET            FOCUS
                                       FUND             PORTFOLIO
                                 SUB-ACCOUNT (O)       SUB-ACCOUNT
------------------------------  --------------------------------------
ASSETS:
 Investments:
  Number of shares                     21,773              35,067
                                     ========            ========
  Cost                               $272,635            $397,657
                                     ========            ========
  Market value                       $264,758            $512,677
 Due from Sponsor Company                  --                  --
 Receivable from fund shares               21                 101
  sold
 Other assets                               1                  --
                                     --------            --------
 Total assets                         264,780             512,778
                                     --------            --------
LIABILITIES:
 Due to Sponsor Company                    21                 101
 Payable for fund shares                   --                  --
  purchased
 Other liabilities                         --                  --
                                     --------            --------
 Total liabilities                         21                 101
                                     --------            --------
NET ASSETS:
 For contract liabilities            $264,759            $512,677
                                     ========            ========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         27,351             372,951
 Minimum unit fair value #*          $9.501791           $1.312477
 Maximum unit fair value #*          $9.767544           $1.401227
 Contract liability                  $264,759            $512,677
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #             --                  --
 Minimum unit fair value #*              $ --                $ --
 Maximum unit fair value #*              $ --                $ --
 Contract liability                      $ --                $ --

(k) Funded as of July 1, 2011.

(n) Funded as of July 18, 2011.

(o) Funded as of July 12, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                        PRUDENTIAL
                                      JENNISON            VALUE
                                      PORTFOLIO         PORTFOLIO
                                     SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         1,704             17,738
                                     ===========       ============
  Cost                                   $38,561           $327,954
                                     ===========       ============
  Market value                           $39,005           $284,514
 Due from Sponsor Company                     --                 --
 Receivable from fund shares
  sold                                         5                 29
 Other assets                                 --                 --
                                     -----------       ------------
 Total assets                             39,010            284,543
                                     -----------       ------------
LIABILITIES:
 Due to Sponsor Company                        5                 29
 Payable for fund shares
  purchased                                   --                 --
 Other liabilities                            --                 --
                                     -----------       ------------
 Total liabilities                             5                 29
                                     -----------       ------------
NET ASSETS:
 For contract liabilities                $39,005           $284,514
                                     ===========       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            43,669            221,591
 Minimum unit fair value #*            $0.893188          $1.070317
 Maximum unit fair value #*            $0.893188         $14.410334
 Contract liability                      $39,005           $284,514
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                 --
 Minimum unit fair value #*                 $ --               $ --
 Maximum unit fair value #*                 $ --               $ --
 Contract liability                         $ --               $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PRUDENTIAL                INVESCO
                                      SERIES              VAN KAMPEN V.I.             INVESCO
                                   INTERNATIONAL            GROWTH AND            VAN KAMPEN V.I.
                                      GROWTH                INCOME FUND            COMSTOCK FUND
                                  SUB-ACCOUNT (P)           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        6,841                2,776,414                 240,732
                                    ===========            =============            ============
  Cost                                  $35,233              $42,962,447              $3,406,126
                                    ===========            =============            ============
  Market value                          $29,418              $49,253,591              $2,715,455
 Due from Sponsor Company                    --                       --                      --
 Receivable from fund shares
  sold                                        4                    2,255                     254
 Other assets                                --                        1                      --
                                    -----------            -------------            ------------
 Total assets                            29,422               49,255,847               2,715,709
                                    -----------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                       4                    2,255                     254
 Payable for fund shares
  purchased                                  --                       --                      --
 Other liabilities                           --                       --                      --
                                    -----------            -------------            ------------
 Total liabilities                            4                    2,255                     254
                                    -----------            -------------            ------------
NET ASSETS:
 For contract liabilities               $29,418              $49,253,592              $2,715,455
                                    ===========            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      36,866                4,781,804                 192,593
 Minimum unit fair value #*           $0.797967                $9.136670              $13.295328
 Maximum unit fair value #*           $0.797967               $15.059806              $14.475731
 Contract liability                     $29,418              $49,253,592              $2,715,455
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                       --                      --
 Minimum unit fair value #*                $ --                     $ --                    $ --
 Maximum unit fair value #*                $ --                     $ --                    $ --
 Contract liability                        $ --                     $ --                    $ --

                                       INVESCO               WELLS FARGO
                                   VAN KAMPEN V.I.          ADVANTAGE VT
                                       CAPITAL               INDEX ASSET
                                     GROWTH FUND           ALLOCATION FUND
                                 SUB-ACCOUNT (F)(Q)          SUB-ACCOUNT
-----------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of shares                      1,148,276                 73,930
                                    =============            ===========
  Cost                                $42,393,804               $924,870
                                    =============            ===========
  Market value                        $36,629,295               $893,821
 Due from Sponsor Company                  18,805                     --
 Receivable from fund shares
  sold                                         --                    100
 Other assets                                   1                      2
                                    -------------            -----------
 Total assets                          36,648,101                893,923
                                    -------------            -----------
LIABILITIES:
 Due to Sponsor Company                        --                    100
 Payable for fund shares
  purchased                                18,805                     --
 Other liabilities                             --                     --
                                    -------------            -----------
 Total liabilities                         18,805                    100
                                    -------------            -----------
NET ASSETS:
 For contract liabilities             $36,629,296               $893,823
                                    =============            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     3,990,162                728,215
 Minimum unit fair value #*             $9.117538              $1.178104
 Maximum unit fair value #*             $9.259472              $1.310634
 Contract liability                   $36,629,296               $893,823
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                            --                     --
 Minimum unit fair value #*                  $ --                   $ --
 Maximum unit fair value #*                  $ --                   $ --
 Contract liability                          $ --                   $ --

(f)  Funded as of April 29, 2011.

(p) Funded as of January 12, 2011.

(q) Effective April 29, 2011 Invesco V.I. Large Cap Growth Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT
                                     TOTAL RETURN             INTRINSIC
                                      BOND FUND               VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        561,461                 215,884
                                     ============            ============
  Cost                                 $5,727,339              $3,226,947
                                     ============            ============
  Market value                         $5,917,801              $2,681,277
 Due from Sponsor Company                      --                      --
 Receivable from fund shares
  sold                                        969                     511
 Other assets                                  69                      --
                                     ------------            ------------
 Total assets                           5,918,839               2,681,788
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       969                     511
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                       1
                                     ------------            ------------
 Total liabilities                            969                     512
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $5,917,870              $2,681,276
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          3,840,214               2,463,930
 Minimum unit fair value #*             $1.407733               $1.003183
 Maximum unit fair value #*            $12.637153              $12.425898
 Contract liability                    $5,917,870              $2,681,276
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                  $ --                    $ --
 Maximum unit fair value #*                  $ --                    $ --
 Contract liability                          $ --                    $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT            WELLS FARGO
                                   INTERNATIONAL             SMALL CAP              ADVANTAGE VT
                                    EQUITY FUND             GROWTH FUND            DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       290,134                 324,124                  74,923
                                    ============            ============            ============
  Cost                                $1,373,351              $2,641,949              $1,316,146
                                    ============            ============            ============
  Market value                        $1,386,843              $2,489,272              $1,601,116
 Due from Sponsor Company                     --                      --                      --
 Receivable from fund shares
  sold                                       269                     474                     171
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total assets                          1,387,112               2,489,746               1,601,287
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                      269                     474                     171
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                             1                       2                      --
                                    ------------            ------------            ------------
 Total liabilities                           270                     476                     171
                                    ------------            ------------            ------------
NET ASSETS:
 For contract liabilities             $1,386,842              $2,489,270              $1,601,116
                                    ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      133,369               1,583,406                 103,948
 Minimum unit fair value #*           $10.294596               $1.455057              $14.626834
 Maximum unit fair value #*           $10.476517              $18.694693              $18.109556
 Contract liability                   $1,386,842              $2,489,270              $1,601,116
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                      --
 Minimum unit fair value #*                 $ --                    $ --                    $ --
 Maximum unit fair value #*                 $ --                    $ --                    $ --
 Contract liability                         $ --                    $ --                    $ --

                                    WELLS FARGO
                                    ADVANTAGE VT            WELLS FARGO
                                     SMALL CAP              ADVANTAGE VT
                                     VALUE FUND           OPPORTUNITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT (R)
-----------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of shares                        52,498                  20,271
                                    ============            ============
  Cost                                  $655,707                $363,113
                                    ============            ============
  Market value                          $436,787                $352,314
 Due from Sponsor Company                     --                      --
 Receivable from fund shares
  sold                                        42                      33
 Other assets                                 --                      --
                                    ------------            ------------
 Total assets                            436,829                 352,347
                                    ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       42                      33
 Payable for fund shares
  purchased                                   --                      --
 Other liabilities                            --                      --
                                    ------------            ------------
 Total liabilities                            42                      33
                                    ------------            ------------
NET ASSETS:
 For contract liabilities               $436,787                $352,314
                                    ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       36,256                  29,014
 Minimum unit fair value #*           $11.711416              $11.603564
 Maximum unit fair value #*           $12.385528              $16.783122
 Contract liability                     $436,787                $352,314
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --
 Minimum unit fair value #*                 $ --                    $ --
 Maximum unit fair value #*                 $ --                    $ --
 Contract liability                         $ --                    $ --

(r) Effective August 26, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                       VALUE FUND                GROWTH FUND
                                     SUB-ACCOUNT (A)           SUB-ACCOUNT (B)
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $5,545                    $ --
                                        ---------                    ----
EXPENSES:
 Administrative charges                        --                      --
 Mortality and expense risk
  charges                                  (2,562)                     --
                                        ---------                    ----
  Total expenses                           (2,562)                     --
                                        ---------                    ----
  Net investment income (loss)              2,983                      --
                                        ---------                    ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     1,134                      --
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              49,112                      (3)
                                        ---------                    ----
  Net gain (loss) on
   investments                             50,246                      (3)
                                        ---------                    ----
  Net increase (decrease) in
   net assets resulting from
   operations                             $53,229                     $(3)
                                        =========                    ====

(a)  Funded as of June 28, 2011.

(b) Funded as of December 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH             INTERNATIONAL              SMALL/MID CAP
                                  STRATEGY PORTFOLIO           VALUE PORTFOLIO            VALUE PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $711,313                 $1,519,326                    $46,135
                                     -------------              -------------              -------------
EXPENSES:
 Administrative charges                         --                         --                         --
 Mortality and expense risk
  charges                                 (505,383)                  (594,272)                  (274,252)
                                     -------------              -------------              -------------
  Total expenses                          (505,383)                  (594,272)                  (274,252)
                                     -------------              -------------              -------------
  Net investment income
   (loss)                                  205,930                    925,054                   (228,117)
                                     -------------              -------------              -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    441,944                    (69,227)                   355,468
 Net realized gain on
  distributions                                 --                         --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,034,707)                (9,074,106)                (1,966,440)
                                     -------------              -------------              -------------
  Net gain (loss) on
   investments                          (1,592,763)                (9,143,333)                (1,610,972)
                                     -------------              -------------              -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(1,386,833)               $(8,218,279)               $(1,839,089)
                                     =============              =============              =============

                                                            ALLIANCEBERNSTEIN VPS    INVESCO V.I.
                                 ALLIANCEBERNSTEIN VPS          INTERNATIONAL         BASIC VALUE
                                    VALUE PORTFOLIO           GROWTH PORTFOLIO           FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $16,266                     $270,868             $761,838
                                       ---------                -------------        -------------
EXPENSES:
 Administrative charges                       --                           --             (131,797)
 Mortality and expense risk
  charges                                (21,394)                    (158,619)          (1,615,763)
                                       ---------                -------------        -------------
  Total expenses                         (21,394)                    (158,619)          (1,747,560)
                                       ---------                -------------        -------------
  Net investment income
   (loss)                                 (5,128)                     112,249             (985,722)
                                       ---------                -------------        -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   15,248                       91,554           (4,970,512)
 Net realized gain on
  distributions                               --                           --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (49,586)                  (1,969,717)           1,574,355
                                       ---------                -------------        -------------
  Net gain (loss) on
   investments                           (34,338)                  (1,878,163)          (3,396,157)
                                       ---------                -------------        -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(39,466)                 $(1,765,914)         $(4,381,879)
                                       =========                =============        =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     INVESCO V.I.        INVESCO V.I.
                                        CAPITAL              CORE
                                   APPRECIATION FUND      EQUITY FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $63,882          $1,754,893
                                     -------------       -------------
EXPENSES:
 Administrative charges                    (64,372)           (336,829)
 Mortality and expense risk
  charges                                 (803,700)         (3,422,940)
                                     -------------       -------------
  Total expenses                          (868,072)         (3,759,769)
                                     -------------       -------------
  Net investment income (loss)            (804,190)         (2,004,876)
                                     -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    171,174           6,423,564
 Net realized gain on
  distributions                                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,537,979)         (6,376,719)
                                     -------------       -------------
  Net gain (loss) on
   investments                          (3,366,805)             46,845
                                     -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(4,170,995)        $(1,958,031)
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        INVESCO V.I.            INVESCO V.I.        INVESCO V.I.
                                         GOVERNMENT            INTERNATIONAL        MID CAP CORE
                                      SECURITIES FUND           GROWTH FUND         EQUITY FUND
                                        SUB-ACCOUNT           SUB-ACCOUNT (C)       SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $24,616,640              $3,069,535            $661,957
                                       --------------          --------------      --------------
EXPENSES:
 Administrative charges                      (979,446)               (222,459)           (344,366)
 Mortality and expense risk
  charges                                 (11,493,871)             (3,300,638)         (4,043,987)
                                       --------------          --------------      --------------
  Total expenses                          (12,473,317)             (3,523,097)         (4,388,353)
                                       --------------          --------------      --------------
  Net investment income
   (loss)                                  12,143,323                (453,562)         (3,726,396)
                                       --------------          --------------      --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     1,226,834              (2,095,686)          1,640,201
 Net realized gain on
  distributions                                    --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              25,910,095             (13,841,984)        (16,722,959)
                                       --------------          --------------      --------------
  Net gain (loss) on
   investments                             27,136,929             (15,937,670)        (15,082,758)
                                       --------------          --------------      --------------
  Net increase (decrease) in
   net assets resulting from
   operations                             $39,280,252            $(16,391,232)       $(18,809,154)
                                       ==============          ==============      ==============

                                                                                 INVESCO V.I.
                                   INVESCO V.I.           INVESCO V.I.           BALANCED RISK
                                     SMALL CAP               CAPITAL              ALLOCATION
                                    EQUITY FUND         DEVELOPMENT FUND             FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (D)(E)
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                   $ --               $448,607
                                   -------------          -------------          -------------
EXPENSES:
 Administrative charges                   (2,299)                    --                     --
 Mortality and expense risk
  charges                             (2,544,127)              (630,063)              (216,432)
                                   -------------          -------------          -------------
  Total expenses                      (2,546,426)              (630,063)              (216,432)
                                   -------------          -------------          -------------
  Net investment income
   (loss)                             (2,546,426)              (630,063)               232,175
                                   -------------          -------------          -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  651,002             (1,537,025)               250,439
 Net realized gain on
  distributions                               --                     --              1,641,579
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (2,813,077)            (2,841,893)            (1,286,082)
                                   -------------          -------------          -------------
  Net gain (loss) on
   investments                        (2,162,075)            (4,378,918)               605,936
                                   -------------          -------------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(4,708,501)           $(5,008,981)              $838,111
                                   =============          =============          =============

(c) Effective April 29, 2011 Invesco Van Kampen V.I. International Growth Equity Fund merged with Invesco V.I. International Growth Fund.

(d) Funded as of January 28, 2011.

(e) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    INVESCO V.I.         AMERICAN CENTURY VP
                                      DIVIDEND                 MID CAP
                                     GROWTH FUND             VALUE FUND
                                 SUB-ACCOUNT (F)(G)        SUB-ACCOUNT (H)
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $3,675                   $343
                                      ---------                -------
EXPENSES:
 Administrative charges                    (130)                    --
 Mortality and expense risk
  charges                                (2,942)                  (275)
                                      ---------                -------
  Total expenses                         (3,072)                  (275)
                                      ---------                -------
  Net investment income (loss)              603                     68
                                      ---------                -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (15,621)                   166
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            11,299                  4,915
                                      ---------                -------
  Net gain (loss) on
   investments                           (4,322)                 5,081
                                      ---------                -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(3,719)                $5,149
                                      =========                =======

(f)  Funded as of April 29, 2011.

(g) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

(h) Funded as of July 13, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                   AMERICAN FUNDS                GLOBAL                AMERICAN FUNDS
                                       GLOBAL                  GROWTH AND                  ASSET
                                      BOND FUND               INCOME FUND             ALLOCATION FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $8,069,972               $12,512,354               $20,858,777
                                    -------------            --------------            --------------
EXPENSES:
 Administrative charges                        --                        --                (1,998,490)
 Mortality and expense risk
  charges                              (5,133,880)               (7,877,499)              (17,875,432)
                                    -------------            --------------            --------------
  Total expenses                       (5,133,880)               (7,877,499)              (19,873,922)
                                    -------------            --------------            --------------
  Net investment income
   (loss)                               2,936,092                 4,634,855                   984,855
                                    -------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,271,213               (15,205,296)               16,337,882
 Net realized gain on
  distributions                         1,536,506                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,471,131               (20,814,871)              (19,569,934)
                                    -------------            --------------            --------------
  Net gain (loss) on
   investments                          4,278,850               (36,020,167)               (3,232,052)
                                    -------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $7,214,942              $(31,385,312)              $(2,247,197)
                                    =============            ==============            ==============

                                    AMERICAN FUNDS
                                      BLUE CHIP                                         AMERICAN FUNDS
                                      INCOME AND              AMERICAN FUNDS                GLOBAL
                                     GROWTH FUND                BOND FUND                GROWTH FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $11,360,067               $29,837,205                $5,667,332
                                    --------------            --------------            --------------
EXPENSES:
 Administrative charges                 (1,020,538)               (1,782,228)                 (776,337)
 Mortality and expense risk
  charges                              (10,894,548)              (15,657,592)               (7,054,282)
                                    --------------            --------------            --------------
  Total expenses                       (11,915,086)              (17,439,820)               (7,830,619)
                                    --------------            --------------            --------------
  Net investment income
   (loss)                                 (555,019)               12,397,385                (2,163,287)
                                    --------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    404,068                   (21,090)               14,868,690
 Net realized gain on
  distributions                                 --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (17,177,849)               31,346,797               (58,900,899)
                                    --------------            --------------            --------------
  Net gain (loss) on
   investments                         (16,773,781)               31,325,707               (44,032,209)
                                    --------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(17,328,800)              $43,723,092              $(46,195,496)
                                    ==============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                AMERICAN FUNDS             AMERICAN FUNDS
                                  GROWTH FUND            GROWTH-INCOME FUND
                                  SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $14,753,636               $35,729,668
                                ---------------            --------------
EXPENSES:
 Administrative charges              (4,269,478)               (4,132,161)
 Mortality and expense risk
  charges                           (40,143,241)              (37,667,632)
                                ---------------            --------------
  Total expenses                    (44,412,719)              (41,799,793)
                                ---------------            --------------
  Net investment income (loss)      (29,659,083)               (6,070,125)
                                ---------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              23,086,451               (14,267,195)
 Net realized gain on
  distributions                              --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (127,214,556)              (60,410,497)
                                ---------------            --------------
  Net gain (loss) on
   investments                     (104,128,105)              (74,677,692)
                                ---------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(133,787,188)             $(80,747,817)
                                ===============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                         AMERICAN FUNDS
                                    AMERICAN FUNDS             AMERICAN FUNDS             GLOBAL SMALL
                                  INTERNATIONAL FUND           NEW WORLD FUND         CAPITALIZATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $11,870,303                $6,032,926                $4,297,913
                                    ---------------            --------------            --------------
EXPENSES:
 Administrative charges                  (1,217,433)                 (641,141)                 (556,346)
 Mortality and expense risk
  charges                               (11,198,460)               (6,075,518)               (5,188,148)
                                    ---------------            --------------            --------------
  Total expenses                        (12,415,893)               (6,716,659)               (5,744,494)
                                    ---------------            --------------            --------------
  Net investment income
   (loss)                                  (545,590)                 (683,733)               (1,446,581)
                                    ---------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   5,041,321                12,984,227                 5,823,383
 Net realized gain on
  distributions                                  --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (113,400,406)              (72,315,464)              (72,665,172)
                                    ---------------            --------------            --------------
  Net gain (loss) on
   investments                         (108,359,085)              (59,331,237)              (66,841,789)
                                    ---------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(108,904,675)             $(60,014,970)             $(68,288,370)
                                    ===============            ==============            ==============

                                    WELLS FARGO
                                   ADVANTAGE VT           FIDELITY VIP       FIDELITY VIP
                                       OMEGA                 GROWTH           CONTRAFUND
                                    GROWTH FUND             PORTFOLIO          PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $32                $10,905            $713,403
                                    -----------            -----------       -------------
EXPENSES:
 Administrative charges                      --                     --                  --
 Mortality and expense risk
  charges                               (35,338)              (139,004)         (1,431,962)
                                    -----------            -----------       -------------
  Total expenses                        (35,338)              (139,004)         (1,431,962)
                                    -----------            -----------       -------------
  Net investment income
   (loss)                               (35,306)              (128,099)           (718,559)
                                    -----------            -----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  75,177                 40,261           2,237,970
 Net realized gain on
  distributions                          15,894                 26,040                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (178,767)              (301,013)         (5,486,698)
                                    -----------            -----------       -------------
  Net gain (loss) on
   investments                          (87,696)              (234,712)         (3,248,728)
                                    -----------            -----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(123,002)             $(362,811)        $(3,967,287)
                                    ===========            ===========       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 FIDELITY VIP            FIDELITY VIP
                                   MID CAP             VALUE STRATEGIES
                                  PORTFOLIO                PORTFOLIO
                                 SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $19,611                $32,690
                                --------------            -----------
EXPENSES:
 Administrative charges                     --                     --
 Mortality and expense risk
  charges                           (1,439,059)               (98,405)
                                --------------            -----------
  Total expenses                    (1,439,059)               (98,405)
                                --------------            -----------
  Net investment income (loss)      (1,419,448)               (65,715)
                                --------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              1,224,110                272,727
 Net realized gain on
  distributions                        154,086                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (11,505,639)              (824,854)
                                --------------            -----------
  Net gain (loss) on
   investments                     (10,127,443)              (552,127)
                                --------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(11,546,891)             $(617,842)
                                ==============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY VIP                                    FRANKLIN
                                  DYNAMIC CAPITAL        FIDELITY VIP               RISING
                                   APPRECIATION        STRATEGIC INCOME           DIVIDENDS
                                     PORTFOLIO             PORTFOLIO           SECURITIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --              $35,165               $11,212,940
                                    -----------            ---------            --------------
EXPENSES:
 Administrative charges                      --                   --                (1,091,354)
 Mortality and expense risk
  charges                               (24,354)              (5,545)              (11,776,910)
                                    -----------            ---------            --------------
  Total expenses                        (24,354)              (5,545)              (12,868,264)
                                    -----------            ---------            --------------
  Net investment income
   (loss)                               (24,354)              29,620                (1,655,324)
                                    -----------            ---------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 160,089                4,393                 2,643,191
 Net realized gain on
  distributions                              --               16,511                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (178,905)             (31,673)               28,701,991
                                    -----------            ---------            --------------
  Net gain (loss) on
   investments                          (18,816)             (10,769)               31,345,182
                                    -----------            ---------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(43,170)             $18,851               $29,689,858
                                    ===========            =========            ==============

                                                                FRANKLIN                 FRANKLIN
                                       FRANKLIN                 LARGE CAP                 GLOBAL
                                        INCOME                   GROWTH                 REAL ESTATE
                                   SECURITIES FUND           SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $119,422,571                 $817,306                 $675,251
                                    --------------            -------------            -------------
EXPENSES:
 Administrative charges                 (2,997,397)                (192,389)                 (13,774)
 Mortality and expense risk
  charges                              (32,884,031)              (2,104,905)                (125,329)
                                    --------------            -------------            -------------
  Total expenses                       (35,881,428)              (2,297,294)                (139,103)
                                    --------------            -------------            -------------
  Net investment income
   (loss)                               83,541,143               (1,479,988)                 536,148
                                    --------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (14,607,833)                 191,533                 (364,552)
 Net realized gain on
  distributions                                 --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (53,899,508)              (2,789,549)                (756,479)
                                    --------------            -------------            -------------
  Net gain (loss) on
   investments                         (68,507,341)              (2,598,016)              (1,121,031)
                                    --------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $15,033,802              $(4,078,004)               $(584,883)
                                    ==============            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        FRANKLIN                 FRANKLIN
                                     SMALL-MID CAP               SMALL CAP
                                         GROWTH                    VALUE
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $ --                 $542,649
                                     --------------            -------------
EXPENSES:
 Administrative charges                    (480,910)                      --
 Mortality and expense risk
  charges                                (4,953,864)              (1,422,026)
                                     --------------            -------------
  Total expenses                         (5,434,774)              (1,422,026)
                                     --------------            -------------
  Net investment income (loss)           (5,434,774)                (879,377)
                                     --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   9,524,426                3,766,760
 Net realized gain on
  distributions                                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (22,165,464)              (7,931,383)
                                     --------------            -------------
  Net gain (loss) on
   investments                          (12,641,038)              (4,164,623)
                                     --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(18,075,812)             $(5,044,000)
                                     ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN                                           TEMPLETON
                                      STRATEGIC                                           DEVELOPING
                                        INCOME                MUTUAL SHARES                MARKETS
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $56,550,878               $25,277,179                $2,445,799
                                    --------------            --------------            --------------
EXPENSES:
 Administrative charges                 (1,276,543)               (1,717,886)                 (300,226)
 Mortality and expense risk
  charges                              (15,002,972)              (17,292,453)               (3,361,263)
                                    --------------            --------------            --------------
  Total expenses                       (16,279,515)              (19,010,339)               (3,661,489)
                                    --------------            --------------            --------------
  Net investment income
   (loss)                               40,271,363                 6,266,840                (1,215,690)
                                    --------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  7,412,307                (1,282,132)                 (412,927)
 Net realized gain on
  distributions                                 --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (38,831,976)              (32,489,682)              (33,318,971)
                                    --------------            --------------            --------------
  Net gain (loss) on
   investments                         (31,419,669)              (33,771,814)              (33,731,898)
                                    --------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $8,851,694              $(27,504,974)             $(34,947,588)
                                    ==============            ==============            ==============


                                      TEMPLETON                 TEMPLETON                   MUTUAL
                                       FOREIGN                    GROWTH               GLOBAL DISCOVERY
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $6,862,516                $7,126,466               $12,843,162
                                    --------------            --------------            --------------
EXPENSES:
 Administrative charges                   (640,134)                 (838,060)                 (796,934)
 Mortality and expense risk
  charges                               (6,701,391)               (8,358,108)               (9,000,393)
                                    --------------            --------------            --------------
  Total expenses                        (7,341,525)               (9,196,168)               (9,797,327)
                                    --------------            --------------            --------------
  Net investment income
   (loss)                                 (479,009)               (2,069,702)                3,045,835
                                    --------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    513,042               (21,142,516)                  515,071
 Net realized gain on
  distributions                                 --                        --                11,850,565
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (45,816,906)              (18,594,467)              (41,882,141)
                                    --------------            --------------            --------------
  Net gain (loss) on
   investments                         (45,303,864)              (39,736,983)              (29,516,505)
                                    --------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(45,782,873)             $(41,806,685)             $(26,470,670)
                                    ==============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      FRANKLIN               FRANKLIN
                                      FLEX CAP               LARGE CAP
                                       GROWTH                  VALUE
                                   SECURITIES FUND        SECURITIES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --               $352,295
                                     -----------            -----------
EXPENSES:
 Administrative charges                 (101,261)               (52,363)
 Mortality and expense risk
  charges                               (970,556)              (459,757)
                                     -----------            -----------
  Total expenses                      (1,071,817)              (512,120)
                                     -----------            -----------
  Net investment income (loss)        (1,071,817)              (159,825)
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  151,736                (74,350)
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (3,314,274)            (1,788,522)
                                     -----------            -----------
  Net gain (loss) on
   investments                        (3,162,538)            (1,862,872)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(4,234,355)           $(2,022,697)
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             HARTFORD
                                     TEMPLETON             HARTFORD           TOTAL
                                    GLOBAL BOND            ADVISERS        RETURN BOND
                                  SECURITIES FUND          HLS FUND          HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $7,767,642             $262,314         $1,639,279
                                    -----------            ---------       ------------
EXPENSES:
 Administrative charges                      --                   --                 --
 Mortality and expense risk
  charges                            (2,230,028)            (226,976)       (10,830,327)
                                    -----------            ---------       ------------
  Total expenses                     (2,230,028)            (226,976)       (10,830,327)
                                    -----------            ---------       ------------
  Net investment income
   (loss)                             5,537,614               35,338         (9,191,048)
                                    -----------            ---------       ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (266,832)             (34,976)         4,128,322
 Net realized gain on
  distributions                         918,991                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (9,900,691)              25,890         45,362,542
                                    -----------            ---------       ------------
  Net gain (loss) on
   investments                       (9,248,532)              (9,086)        49,490,864
                                    -----------            ---------       ------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(3,710,918)             $26,252        $40,299,816
                                    ===========            =========       ============

                                 HARTFORD           HARTFORD
                                  CAPITAL           DIVIDEND              HARTFORD
                               APPRECIATION        AND GROWTH          GLOBAL RESEARCH
                                 HLS FUND           HLS FUND              HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $5,963,124       $10,037,287                 $121
                               -------------       -----------            ---------
EXPENSES:
 Administrative charges                   --                --                   --
 Mortality and expense risk
  charges                        (10,884,580)       (6,930,880)             (12,008)
                               -------------       -----------            ---------
  Total expenses                 (10,884,580)       (6,930,880)             (12,008)
                               -------------       -----------            ---------
  Net investment income
   (loss)                         (4,921,456)        3,106,407              (11,887)
                               -------------       -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           13,579,751         5,039,471               24,860
 Net realized gain on
  distributions                           --                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year   (104,516,112)       (8,318,674)            (113,407)
                               -------------       -----------            ---------
  Net gain (loss) on
   investments                   (90,936,361)       (3,279,203)             (88,547)
                               -------------       -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                   $(95,857,817)        $(172,796)           $(100,434)
                               =============       ===========            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                         HARTFORD
                                      HARTFORD          DISCIPLINED
                                    GLOBAL GROWTH         EQUITY
                                      HLS FUND           HLS FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $744          $1,174,026
                                     -----------       -------------
EXPENSES:
 Administrative charges                       --                  --
 Mortality and expense risk
  charges                                (30,703)         (1,521,227)
                                     -----------       -------------
  Total expenses                         (30,703)         (1,521,227)
                                     -----------       -------------
  Net investment income (loss)           (29,959)           (347,201)
                                     -----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      497           2,024,048
 Net realized gain on
  distributions                               --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (319,455)         (1,709,247)
                                     -----------       -------------
  Net gain (loss) on
   investments                          (318,958)            314,801
                                     -----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(348,917)           $(32,400)
                                     ===========       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      HARTFORD
                                 HARTFORD              GROWTH             HARTFORD
                                  GROWTH           OPPORTUNITIES         HIGH YIELD
                                 HLS FUND             HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $39,421                 $ --          $4,809,655
                               -------------       --------------       -------------
EXPENSES:
 Administrative charges                   --                   --                  --
 Mortality and expense risk
  charges                           (319,664)          (2,400,829)           (892,587)
                               -------------       --------------       -------------
  Total expenses                    (319,664)          (2,400,829)           (892,587)
                               -------------       --------------       -------------
  Net investment income
   (loss)                           (280,243)          (2,400,829)          3,917,068
                               -------------       --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              736,496            5,223,251             791,593
 Net realized gain on
  distributions                           --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (2,748,923)         (18,176,369)         (3,196,509)
                               -------------       --------------       -------------
  Net gain (loss) on
   investments                    (2,012,427)         (12,953,118)         (2,404,916)
                               -------------       --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(2,292,670)        $(15,353,947)         $1,512,152
                               =============       ==============       =============

                                                           HARTFORD                 HARTFORD
                                    HARTFORD             INTERNATIONAL            SMALL/MID CAP
                                      INDEX              OPPORTUNITIES               EQUITY
                                    HLS FUND               HLS FUND                 HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $14,830                  $14,960                     $ --
                                    ---------            -------------            -------------
EXPENSES:
 Administrative charges                    --                       --                       --
 Mortality and expense risk
  charges                              (2,278)                (509,736)                (179,296)
                                    ---------            -------------            -------------
  Total expenses                       (2,278)                (509,736)                (179,296)
                                    ---------            -------------            -------------
  Net investment income
   (loss)                              12,552                 (494,776)                (179,296)
                                    ---------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,641                 (142,771)                 193,114
 Net realized gain on
  distributions                            --                       --                  779,890
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,380               (4,727,540)              (1,184,840)
                                    ---------            -------------            -------------
  Net gain (loss) on
   investments                         12,021               (4,870,311)                (211,836)
                                    ---------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $24,573              $(5,365,087)               $(391,132)
                                    =========            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                  HARTFORD               HARTFORD
                                MONEY MARKET           SMALL COMPANY
                                  HLS FUND               HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                   $ --
                                ------------            -----------
EXPENSES:
 Administrative charges           (1,050,784)                    --
 Mortality and expense risk
  charges                        (12,235,872)              (232,100)
                                ------------            -----------
  Total expenses                 (13,286,656)              (232,100)
                                ------------            -----------
  Net investment income (loss)   (13,286,656)              (232,100)
                                ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                423,173
 Net realized gain on
  distributions                           --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             --             (1,208,563)
                                ------------            -----------
  Net gain (loss) on
   investments                            --               (785,390)
                                ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                   $(13,286,656)           $(1,017,490)
                                ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               HARTFORD
                                    HARTFORD             HARTFORD          U.S. GOVERNMENT
                                 SMALLCAP GROWTH           STOCK              SECURITIES
                                    HLS FUND             HLS FUND              HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --              $25,763            $1,431,452
                                    ---------            ---------            ----------
EXPENSES:
 Administrative charges                    --                   --                    --
 Mortality and expense risk
  charges                            (165,927)             (32,999)             (791,076)
                                    ---------            ---------            ----------
  Total expenses                     (165,927)             (32,999)             (791,076)
                                    ---------            ---------            ----------
  Net investment income
   (loss)                            (165,927)              (7,236)              640,376
                                    ---------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                48,499              109,506              (136,113)
 Net realized gain on
  distributions                            --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (252,751)            (164,467)              921,734
                                    ---------            ---------            ----------
  Net gain (loss) on
   investments                       (204,252)             (54,961)              785,621
                                    ---------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(370,179)            $(62,197)           $1,425,997
                                    =========            =========            ==========

                                                                           AMERICAN FUNDS
                                                                              BLUE CHIP
                                    HARTFORD          AMERICAN FUNDS         INCOME AND
                                      VALUE          ASSET ALLOCATION          GROWTH
                                    HLS FUND             HLS FUND             HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $406,121             $682,357               $6,338
                                    ---------            ---------            ---------
EXPENSES:
 Administrative charges                    --                   --                   --
 Mortality and expense risk
  charges                            (335,171)            (828,789)            (445,539)
                                    ---------            ---------            ---------
  Total expenses                     (335,171)            (828,789)            (445,539)
                                    ---------            ---------            ---------
  Net investment income
   (loss)                              70,950             (146,432)            (439,201)
                                    ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               188,610              274,783              418,107
 Net realized gain on
  distributions                            --                3,757                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (916,386)            (594,665)            (693,264)
                                    ---------            ---------            ---------
  Net gain (loss) on
   investments                       (727,776)            (316,125)            (275,157)
                                    ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(656,826)           $(462,557)           $(714,358)
                                    =========            =========            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS         AMERICAN FUNDS
                                         BOND                GLOBAL BOND
                                       HLS FUND               HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $4,494,102               $861,834
                                     ------------            -----------
EXPENSES:
 Administrative charges                        --                     --
 Mortality and expense risk
  charges                              (2,658,312)              (607,748)
                                     ------------            -----------
  Total expenses                       (2,658,312)              (607,748)
                                     ------------            -----------
  Net investment income (loss)          1,835,790                254,086
                                     ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   584,124                 36,159
 Net realized gain on
  distributions                            50,004                283,180
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,380,897                206,607
                                     ------------            -----------
  Net gain (loss) on
   investments                          5,015,025                525,946
                                     ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $6,850,815               $780,032
                                     ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS                                     AMERICAN FUNDS
                                    GLOBAL GROWTH           AMERICAN FUNDS             GLOBAL SMALL
                                     AND INCOME              GLOBAL GROWTH            CAPITALIZATION
                                      HLS FUND                 HLS FUND                  HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,614,344                 $315,450                  $718,979
                                    -------------            -------------            --------------
EXPENSES:
 Administrative charges                        --                       --                        --
 Mortality and expense risk
  charges                              (1,195,532)                (486,241)                 (882,289)
                                    -------------            -------------            --------------
  Total expenses                       (1,195,532)                (486,241)                 (882,289)
                                    -------------            -------------            --------------
  Net investment income
   (loss)                                 418,812                 (170,791)                 (163,310)
                                    -------------            -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,736,492                  420,617                 1,824,422
 Net realized gain on
  distributions                                --                       --                   298,956
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (7,156,229)              (3,339,884)              (13,735,953)
                                    -------------            -------------            --------------
  Net gain (loss) on
   investments                         (5,419,737)              (2,919,267)              (11,612,575)
                                    -------------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(5,000,925)             $(3,090,058)             $(11,775,885)
                                    =============            =============            ==============


                                   AMERICAN FUNDS          AMERICAN FUNDS            AMERICAN FUNDS
                                       GROWTH               GROWTH-INCOME            INTERNATIONAL
                                      HLS FUND                HLS FUND                  HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $8,009                   $1,681                $3,113,685
                                    ------------            -------------            --------------
EXPENSES:
 Administrative charges                       --                       --                        --
 Mortality and expense risk
  charges                             (4,509,911)              (2,352,198)               (2,940,764)
                                    ------------            -------------            --------------
  Total expenses                      (4,509,911)              (2,352,198)               (2,940,764)
                                    ------------            -------------            --------------
  Net investment income
   (loss)                             (4,501,902)              (2,350,517)                  172,921
                                    ------------            -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                7,894,989                2,770,869                 1,153,178
 Net realized gain on
  distributions                               --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (19,542,725)              (5,832,488)              (30,943,529)
                                    ------------            -------------            --------------
  Net gain (loss) on
   investments                       (11,647,736)              (3,061,619)              (29,790,351)
                                    ------------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(16,149,638)             $(5,412,136)             $(29,617,430)
                                    ============            =============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                HARTFORD
                                     AMERICAN FUNDS             PORTFOLIO
                                       NEW WORLD               DIVERSIFIER
                                        HLS FUND                HLS FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT (I)
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $670,604               $120,459
                                     --------------            -----------
EXPENSES:
 Administrative charges                          --                     --
 Mortality and expense risk
  charges                                  (888,374)               (56,827)
                                     --------------            -----------
  Total expenses                           (888,374)               (56,827)
                                     --------------            -----------
  Net investment income (loss)             (217,770)                63,632
                                     --------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   1,799,969                 (6,873)
 Net realized gain on
  distributions                                  --                 65,503
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (10,240,951)              (493,157)
                                     --------------            -----------
  Net gain (loss) on
   investments                           (8,440,982)              (434,527)
                                     --------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(8,658,752)             $(370,895)
                                     ==============            ===========

(i)  Funded as of June 17, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LORD ABBETT            LORD ABBETT             LORD ABBETT
                                    FUNDAMENTAL         CAPITAL STRUCTURE        BOND DEBENTURE
                                    EQUITY FUND               FUND                    FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $5,434               $442,517               $4,481,441
                                    -----------            -----------            -------------
EXPENSES:
 Administrative charges                      --                     --                       --
 Mortality and expense risk
  charges                                (8,832)              (224,105)              (1,245,008)
                                    -----------            -----------            -------------
  Total expenses                         (8,832)              (224,105)              (1,245,008)
                                    -----------            -----------            -------------
  Net investment income
   (loss)                                (3,398)               218,412                3,236,433
                                    -----------            -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   2,152                110,790                  198,640
 Net realized gain on
  distributions                          88,300                     --                  559,336
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (121,882)              (501,537)              (1,941,258)
                                    -----------            -----------            -------------
  Net gain (loss) on
   investments                          (31,430)              (390,747)              (1,183,282)
                                    -----------            -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(34,828)             $(172,335)              $2,053,151
                                    ===========            ===========            =============

                                LORD ABBETT
                                GROWTH AND
                                  INCOME                 MFS CORE          MFS GROWTH
                                   FUND                EQUITY SERIES         SERIES
                                SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $98,888               $190,093             $95,135
                               -------------            -----------       -------------
EXPENSES:
 Administrative charges                   --                (32,502)            (89,767)
 Mortality and expense risk
  charges                           (212,456)              (308,362)           (969,306)
                               -------------            -----------       -------------
  Total expenses                    (212,456)              (340,864)         (1,059,073)
                               -------------            -----------       -------------
  Net investment income
   (loss)                           (113,568)              (150,771)           (963,938)
                               -------------            -----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              394,283               (711,907)             37,345
 Net realized gain on
  distributions                           --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (1,390,001)               390,166            (564,338)
                               -------------            -----------       -------------
  Net gain (loss) on
   investments                      (995,718)              (321,741)           (526,993)
                               -------------            -----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(1,109,286)             $(472,512)        $(1,490,931)
                               =============            ===========       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 MFS GLOBAL            MFS HIGH
                                EQUITY SERIES       INCOME SERIES
                                 SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $187,619          $19,282,232
                                -------------       --------------
EXPENSES:
 Administrative charges               (37,986)            (392,731)
 Mortality and expense risk
  charges                            (373,016)          (3,883,845)
                                -------------       --------------
  Total expenses                     (411,002)          (4,276,576)
                                -------------       --------------
  Net investment income (loss)       (223,383)          15,005,656
                                -------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               137,504           12,005,788
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (1,342,036)         (21,660,302)
                                -------------       --------------
  Net gain (loss) on
   investments                     (1,204,532)          (9,654,514)
                                -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(1,427,915)          $5,351,142
                                =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   MFS INVESTORS
                                      GROWTH          MFS INVESTORS              MFS MID CAP
                                   STOCK SERIES        TRUST SERIES             GROWTH SERIES
                                    SUB-ACCOUNT        SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $254,606           $2,859,162                     $ --
                                    -----------       --------------            -------------
EXPENSES:
 Administrative charges                 (80,195)            (535,730)                (137,892)
 Mortality and expense risk
  charges                              (777,655)          (5,296,591)              (1,372,854)
                                    -----------       --------------            -------------
  Total expenses                       (857,850)          (5,832,321)              (1,510,746)
                                    -----------       --------------            -------------
  Net investment income
   (loss)                              (603,244)          (2,973,159)              (1,510,746)
                                    -----------       --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 247,171            4,427,683                5,546,286
 Net realized gain on
  distributions                              --                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (314,212)         (12,254,184)              (9,391,929)
                                    -----------       --------------            -------------
  Net gain (loss) on
   investments                          (67,041)          (7,826,501)              (3,845,643)
                                    -----------       --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(670,285)        $(10,799,660)             $(5,356,389)
                                    ===========       ==============            =============


                                       MFS NEW             MFS TOTAL            MFS VALUE
                                   DISCOVERY SERIES      RETURN SERIES           SERIES
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --          $24,803,643          $4,897,352
                                    --------------       --------------       -------------
EXPENSES:
 Administrative charges                   (439,148)          (1,571,903)           (335,602)
 Mortality and expense risk
  charges                               (4,410,914)         (15,441,721)         (5,427,373)
                                    --------------       --------------       -------------
  Total expenses                        (4,850,062)         (17,013,624)         (5,762,975)
                                    --------------       --------------       -------------
  Net investment income
   (loss)                               (4,850,062)           7,790,019            (865,623)
                                    --------------       --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  9,334,050           (8,367,741)         (1,110,840)
 Net realized gain on
  distributions                         29,235,853                   --           1,405,005
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (60,613,120)           1,795,022          (5,310,603)
                                    --------------       --------------       -------------
  Net gain (loss) on
   investments                         (22,043,217)          (6,572,719)         (5,016,438)
                                    --------------       --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(26,893,279)          $1,217,300         $(5,882,061)
                                    ==============       ==============       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    MFS RESEARCH           MFS RESEARCH
                                     BOND SERIES       INTERNATIONAL SERIES
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $8,831,820             $1,009,096
                                     -----------            -----------
EXPENSES:
 Administrative charges                 (439,547)               (93,278)
 Mortality and expense risk
  charges                             (5,241,160)              (834,883)
                                     -----------            -----------
  Total expenses                      (5,680,707)              (928,161)
                                     -----------            -----------
  Net investment income (loss)         3,151,113                 80,935
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                4,445,717             (1,119,986)
 Net realized gain on
  distributions                        3,839,366                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          4,265,544             (5,315,521)
                                     -----------            -----------
  Net gain (loss) on
   investments                        12,550,627             (6,435,507)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $15,701,740            $(6,354,572)
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          BLACKROCK                BLACKROCK
                                  MFS RESEARCH              GLOBAL                   GLOBAL
                                     SERIES          ALLOCATION V.I. FUND   OPPORTUNITIES V.I. FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (J)            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $309,908              $13,288                    $5,808
                                    ---------              -------                  --------
EXPENSES:
 Administrative charges               (63,293)                  --                    (1,017)
 Mortality and expense risk
  charges                            (403,225)              (1,503)                  (10,953)
                                    ---------              -------                  --------
  Total expenses                     (466,518)              (1,503)                  (11,970)
                                    ---------              -------                  --------
  Net investment income
   (loss)                            (156,610)              11,785                    (6,162)
                                    ---------              -------                  --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               394,268                  (20)                   49,839
 Net realized gain on
  distributions                            --               12,420                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (524,933)             (29,455)                 (124,568)
                                    ---------              -------                  --------
  Net gain (loss) on
   investments                       (130,665)             (17,055)                  (74,729)
                                    ---------              -------                  --------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(287,275)             $(5,270)                 $(80,891)
                                    =========              =======                  ========

                                   BLACKROCK           BLACKROCK       UIF MID CAP
                                   LARGE CAP            EQUITY           GROWTH
                               GROWTH V.I. FUND   DIVIDEND V.I. FUND    PORTFOLIO
                                  SUB-ACCOUNT       SUB-ACCOUNT (K)    SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $10,407              $9,941            $69,059
                                    -------             -------        -----------
EXPENSES:
 Administrative charges              (1,997)                 --                 --
 Mortality and expense risk
  charges                           (22,622)             (1,652)          (428,984)
                                    -------             -------        -----------
  Total expenses                    (24,619)             (1,652)          (428,984)
                                    -------             -------        -----------
  Net investment income
   (loss)                           (14,212)              8,289           (359,925)
                                    -------             -------        -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              95,498                 912          1,903,991
 Net realized gain on
  distributions                       2,699               9,285             11,636
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (56,665)             29,403         (3,731,190)
                                    -------             -------        -----------
  Net gain (loss) on
   investments                       41,532              39,600         (1,815,563)
                                    -------             -------        -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $27,320             $47,889        $(2,175,488)
                                    =======             =======        ===========

(j)  Funded as of July 20, 2011.

(k) Funded as of July 1, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        INVESCO
                                    VAN KAMPEN V.I.         MORGAN STANLEY
                                        MID CAP              FOCUS GROWTH
                                      VALUE FUND               PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $97,747                    $ --
                                      -----------             -----------
EXPENSES:
 Administrative charges                        --                  (2,458)
 Mortality and expense risk
  charges                                (231,497)                (18,372)
                                      -----------             -----------
  Total expenses                         (231,497)                (20,830)
                                      -----------             -----------
  Net investment income (loss)           (133,750)                (20,830)
                                      -----------             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   221,015                  11,824
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (253,011)                (98,216)
                                      -----------             -----------
  Net gain (loss) on
   investments                            (31,996)                (86,392)
                                      -----------             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(165,746)              $(107,222)
                                      ===========             ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MORGAN STANLEY         MORGAN STANLEY
                                     MULTI CAP               MID CAP           MORGAN STANLEY
                                      GROWTH                 GROWTH            FLEXIBLE INCOME
                                     PORTFOLIO              PORTFOLIO             PORTFOLIO
                                  SUB-ACCOUNT (L)          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                 $1,344              $55,048
                                    -----------            -----------            ---------
EXPENSES:
 Administrative charges                  (5,813)                (1,956)              (1,699)
 Mortality and expense risk
  charges                               (43,776)               (14,857)             (12,063)
                                    -----------            -----------            ---------
  Total expenses                        (49,589)               (16,813)             (13,762)
                                    -----------            -----------            ---------
  Net investment income
   (loss)                               (49,589)               (15,469)              41,286
                                    -----------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 120,232                 (5,059)              (4,368)
 Net realized gain on
  distributions                              --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (312,301)               (84,259)             (18,029)
                                    -----------            -----------            ---------
  Net gain (loss) on
   investments                         (192,069)               (89,318)             (22,397)
                                    -----------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(241,658)             $(104,787)             $18,889
                                    ===========            ===========            =========

                                                               OPPENHEIMER
                                       BLACKROCK                 CAPITAL               OPPENHEIMER
                                        CAPITAL               APPRECIATION          GLOBAL SECURITIES
                                APPRECIATION V.I. FUND           FUND/VA                 FUND/VA
                                    SUB-ACCOUNT (K)            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $3,602                    $2,973                 $329,946
                                       ---------               -----------            -------------
EXPENSES:
 Administrative charges                       --                        --                       --
 Mortality and expense risk
  charges                                 (1,434)                  (47,095)                (506,994)
                                       ---------               -----------            -------------
  Total expenses                          (1,434)                  (47,095)                (506,994)
                                       ---------               -----------            -------------
  Net investment income
   (loss)                                  2,168                   (44,122)                (177,048)
                                       ---------               -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      156                    81,329                  257,297
 Net realized gain on
  distributions                           31,579                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (46,499)                 (109,578)              (3,463,672)
                                       ---------               -----------            -------------
  Net gain (loss) on
   investments                           (14,764)                  (28,249)              (3,206,375)
                                       ---------               -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(12,596)                 $(72,371)             $(3,383,423)
                                       =========               ===========            =============

(k) Funded as of July 1, 2011.

(l) Formerly Morgan Stanley -- Capital Opportunities Portfolio. Change effective April 29, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                         OPPENHEIMER
                                   OPPENHEIMER           MAIN STREET
                                   MAIN STREET        SMALL- & MID-CAP
                                     FUND/VA               FUND/VA
                                   SUB-ACCOUNT         SUB-ACCOUNT (M)
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $15,775               $119,019
                                     --------            -----------
EXPENSES:
 Administrative charges                    --                     --
 Mortality and expense risk
  charges                             (44,422)              (461,779)
                                     --------            -----------
  Total expenses                      (44,422)              (461,779)
                                     --------            -----------
  Net investment income (loss)        (28,647)              (342,760)
                                     --------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (7,159)             1,736,315
 Net realized gain on
  distributions                            --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (26,810)            (2,211,536)
                                     --------            -----------
  Net gain (loss) on
   investments                        (33,969)              (475,221)
                                     --------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(62,616)             $(817,981)
                                     ========            ===========

(m) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   OPPENHEIMER       PUTNAM VT              PUTNAM VT
                                      VALUE         DIVERSIFIED           GLOBAL ASSET
                                     FUND/VA        INCOME FUND          ALLOCATION FUND
                                   SUB-ACCOUNT      SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $15,012        $10,023,176             $326,516
                                    ---------       ------------            ---------
EXPENSES:
 Administrative charges                    --                 --                   --
 Mortality and expense risk
  charges                             (27,454)        (1,592,895)            (115,057)
                                    ---------       ------------            ---------
  Total expenses                      (27,454)        (1,592,895)            (115,057)
                                    ---------       ------------            ---------
  Net investment income
   (loss)                             (12,442)         8,430,281              211,459
                                    ---------       ------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 9,204           (521,192)              37,508
 Net realized gain on
  distributions                            --                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (110,937)       (12,259,471)            (376,047)
                                    ---------       ------------            ---------
  Net gain (loss) on
   investments                       (101,733)       (12,780,663)            (338,539)
                                    ---------       ------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(114,175)       $(4,350,382)           $(127,080)
                                    =========       ============            =========

                                    PUTNAM VT            PUTNAM VT
                                  INTERNATIONAL        INTERNATIONAL         PUTNAM VT
                                   VALUE FUND           EQUITY FUND       INVESTORS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $35,258              $50,749              $652
                                    ---------            ---------            ------
EXPENSES:
 Administrative charges                    --                   --                --
 Mortality and expense risk
  charges                             (22,018)             (25,706)             (300)
                                    ---------            ---------            ------
  Total expenses                      (22,018)             (25,706)             (300)
                                    ---------            ---------            ------
  Net investment income
   (loss)                              13,240               25,043               352
                                    ---------            ---------            ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   958               10,951              (585)
 Net realized gain on
  distributions                            --                   --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (230,058)            (316,512)              256
                                    ---------            ---------            ------
  Net gain (loss) on
   investments                       (229,100)            (305,561)             (329)
                                    ---------            ---------            ------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(215,860)           $(280,518)              $23
                                    =========            =========            ======

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                      SMALL CAP              PUTNAM VT
                                     VALUE FUND            VOYAGER FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $13,327                   $ --
                                     -----------            -----------
EXPENSES:
 Administrative charges                       --                     --
 Mortality and expense risk
  charges                                (46,788)                (8,210)
                                     -----------            -----------
  Total expenses                         (46,788)                (8,210)
                                     -----------            -----------
  Net investment income (loss)           (33,461)                (8,210)
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (97,450)                (3,918)
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (208,258)              (202,876)
                                     -----------            -----------
  Net gain (loss) on
   investments                          (305,708)              (206,794)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(339,169)             $(215,004)
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM VT              PIMCO                 PIMCO
                                     EQUITY              ALL ASSET           EQS PATHFINDER
                                   INCOME FUND              FUND                  FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (N)       SUB-ACCOUNT (K)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $9,609               $9,095                  $400
                                    ---------             --------              --------
EXPENSES:
 Administrative charges                    --                   --                    --
 Mortality and expense risk
  charges                              (5,057)                (784)               (1,219)
                                    ---------             --------              --------
  Total expenses                       (5,057)                (784)               (1,219)
                                    ---------             --------              --------
  Net investment income
   (loss)                               4,552                8,311                  (819)
                                    ---------             --------              --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,126                   (2)                  221
 Net realized gain on
  distributions                            --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (13,301)              (8,102)                3,227
                                    ---------             --------              --------
  Net gain (loss) on
   investments                        (11,175)              (8,104)                3,448
                                    ---------             --------              --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(6,623)                $207                $2,629
                                    =========             ========              ========

                                      PIMCO
                                      GLOBAL           JENNISON 20/20
                                   MULTI-ASSET              FOCUS
                                       FUND               PORTFOLIO
                                 SUB-ACCOUNT (O)         SUB-ACCOUNT
-----------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                               $661                  $ --
                                     --------             ---------
EXPENSES:
 Administrative charges                    --                  (736)
 Mortality and expense risk
  charges                                (799)               (8,361)
                                     --------             ---------
  Total expenses                         (799)               (9,097)
                                     --------             ---------
  Net investment income
   (loss)                                (138)               (9,097)
                                     --------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (4)               20,934
 Net realized gain on
  distributions                         1,662                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (7,877)              (41,382)
                                     --------             ---------
  Net gain (loss) on
   investments                         (6,219)              (20,448)
                                     --------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(6,357)             $(29,545)
                                     ========             =========

(k) Funded as of July 1, 2011.

(n) Funded as of July 18, 2011.

(o) Funded as of July 12, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                        PRUDENTIAL
                                     JENNISON              VALUE
                                    PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --               $1,647
                                     --------            ---------
EXPENSES:
 Administrative charges                  (125)                  --
 Mortality and expense risk
  charges                              (1,703)              (5,923)
                                     --------            ---------
  Total expenses                       (1,828)              (5,923)
                                     --------            ---------
  Net investment income (loss)         (1,828)              (4,276)
                                     --------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,829               11,152
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (4,210)             (28,533)
                                     --------            ---------
  Net gain (loss) on
   investments                         (1,381)             (17,381)
                                     --------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(3,209)            $(21,657)
                                     ========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PRUDENTIAL              INVESCO
                                     SERIES            VAN KAMPEN V.I.             INVESCO
                                 INTERNATIONAL           GROWTH AND            VAN KAMPEN V.I.
                                     GROWTH              INCOME FUND            COMSTOCK FUND
                                SUB-ACCOUNT (P)          SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $150                 $514,249                $40,414
                                    --------            -------------            -----------
EXPENSES:
 Administrative charges                   --                  (19,223)                (5,880)
 Mortality and expense risk
  charges                               (703)                (589,647)               (44,231)
                                    --------            -------------            -----------
  Total expenses                        (703)                (608,870)               (50,111)
                                    --------            -------------            -----------
  Net investment income
   (loss)                               (553)                 (94,621)                (9,697)
                                    --------            -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (47)               1,050,830                (66,204)
 Net realized gain on
  distributions                           --                       --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (5,815)              (2,259,436)               (28,764)
                                    --------            -------------            -----------
  Net gain (loss) on
   investments                        (5,862)              (1,208,606)               (94,968)
                                    --------            -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(6,415)             $(1,303,227)             $(104,665)
                                    ========            =============            ===========

                                       INVESCO               WELLS FARGO
                                   VAN KAMPEN V.I.          ADVANTAGE VT
                                       CAPITAL               INDEX ASSET
                                     GROWTH FUND           ALLOCATION FUND
                                  SUB-ACCOUNT (F)(Q)         SUB-ACCOUNT
-----------------------------  ---------------------------------------------
INVESTMENT INCOME:
 Dividends                                $117,167              $28,389
                                    --------------            ---------
EXPENSES:
 Administrative charges                    (34,131)                  --
 Mortality and expense risk
  charges                                 (910,394)             (18,880)
                                    --------------            ---------
  Total expenses                          (944,525)             (18,880)
                                    --------------            ---------
  Net investment income
   (loss)                                 (827,358)               9,509
                                    --------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  6,854,635               (8,860)
 Net realized gain on
  distributions                                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,128,714)              41,816
                                    --------------            ---------
  Net gain (loss) on
   investments                          (3,274,079)              32,956
                                    --------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(4,101,437)             $42,465
                                    ==============            =========

(f)  Funded as of April 29, 2011.

(p) Funded as of January 12, 2011.

(q) Effective April 29, 2011 Invesco V.I. Large Cap Growth Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    WELLS FARGO          WELLS FARGO
                                   ADVANTAGE VT         ADVANTAGE VT
                                   TOTAL RETURN           INTRINSIC
                                     BOND FUND           VALUE FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $171,709              $16,331
                                     ---------            ---------
EXPENSES:
 Administrative charges                     --                   --
 Mortality and expense risk
  charges                             (120,236)             (54,212)
                                     ---------            ---------
  Total expenses                      (120,236)             (54,212)
                                     ---------            ---------
  Net investment income (loss)          51,473              (37,881)
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 36,823               49,765
 Net realized gain on
  distributions                        257,841                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           47,468             (113,622)
                                     ---------            ---------
  Net gain (loss) on
   investments                         342,132              (63,857)
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $393,605            $(101,738)
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO          WELLS FARGO
                                  ADVANTAGE VT         ADVANTAGE VT         WELLS FARGO
                                  INTERNATIONAL          SMALL CAP          ADVANTAGE VT
                                   EQUITY FUND          GROWTH FUND        DISCOVERY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $5,008                 $ --                $ --
                                    ---------            ---------            --------
EXPENSES:
 Administrative charges                    --                   --                  --
 Mortality and expense risk
  charges                             (30,361)             (51,067)            (35,157)
                                    ---------            ---------            --------
  Total expenses                      (30,361)             (51,067)            (35,157)
                                    ---------            ---------            --------
  Net investment income
   (loss)                             (25,353)             (51,067)            (35,157)
                                    ---------            ---------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                38,714              (63,668)             44,111
 Net realized gain on
  distributions                        73,308                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (318,820)             (60,331)            (33,706)
                                    ---------            ---------            --------
  Net gain (loss) on
   investments                       (206,798)            (123,999)             10,405
                                    ---------            ---------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(232,151)           $(175,066)           $(24,752)
                                    =========            =========            ========

                                  WELLS FARGO
                                  ADVANTAGE VT         WELLS FARGO
                                   SMALL CAP           ADVANTAGE VT
                                   VALUE FUND        OPPORTUNITY FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT (R)
-----------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                            $3,656               $1,020
                                    --------             --------
EXPENSES:
 Administrative charges                   --                   --
 Mortality and expense risk
  charges                             (9,164)              (6,527)
                                    --------             --------
  Total expenses                      (9,164)              (6,527)
                                    --------             --------
  Net investment income
   (loss)                             (5,508)              (5,507)
                                    --------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               28,282              (18,419)
 Net realized gain on
  distributions                           --               19,870
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (76,232)             (24,489)
                                    --------             --------
  Net gain (loss) on
   investments                       (47,950)             (23,038)
                                    --------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(53,458)            $(28,545)
                                    ========             ========

(r) Effective August 26, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                       VALUE FUND               GROWTH FUND
                                    SUB-ACCOUNT (A)           SUB-ACCOUNT (B)
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $2,983                   $ --
 Net realized gain (loss) on
  security transactions                      1,134                     --
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               49,112                     (3)
                                      ------------                -------
 Net increase (decrease) in
  net assets resulting from
  operations                                53,229                     (3)
                                      ------------                -------
UNIT TRANSACTIONS:
 Purchases                                 945,396                  1,000
 Net transfers                             232,514                     --
 Surrenders for benefit
  payments and fees                         (7,018)                    --
 Other transactions                            399                      7
 Death benefits                                 --                     --
 Net annuity transactions                       --                     --
                                      ------------                -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,171,291                  1,007
                                      ------------                -------
 Net increase (decrease) in
  net assets                             1,224,520                  1,004
NET ASSETS:
 Beginning of year                              --                     --
                                      ------------                -------
 End of year                            $1,224,520                 $1,004
                                      ============                =======

(a)  Funded as of June 28, 2011.

(b) Funded as of December 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH             INTERNATIONAL              SMALL/MID CAP
                                  STRATEGY PORTFOLIO           VALUE PORTFOLIO            VALUE PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $205,930                   $925,054                  $(228,117)
 Net realized gain (loss) on
  security transactions                    441,944                    (69,227)                   355,468
 Net realized gain on
  distributions                                 --                         --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,034,707)                (9,074,106)                (1,966,440)
                                     -------------              -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (1,386,833)                (8,218,279)                (1,839,089)
                                     -------------              -------------              -------------
UNIT TRANSACTIONS:
 Purchases                               1,387,462                    405,982                    757,929
 Net transfers                             974,291                  3,829,518                 (3,190,768)
 Surrenders for benefit
  payments and fees                     (3,401,291)                (2,153,638)                (1,220,151)
 Other transactions                             80                        938                        (67)
 Death benefits                           (727,792)                  (394,527)                   (90,725)
 Net annuity transactions                       --                         --                         --
                                     -------------              -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,767,250)                 1,688,273                 (3,743,782)
                                     -------------              -------------              -------------
 Net increase (decrease) in
  net assets                            (3,154,083)                (6,530,006)                (5,582,871)
NET ASSETS:
 Beginning of year                      34,349,623                 40,067,814                 21,610,686
                                     -------------              -------------              -------------
 End of year                           $31,195,540                $33,537,808                $16,027,815
                                     =============              =============              =============

                                                           ALLIANCEBERNSTEIN VPS     INVESCO V.I.
                                ALLIANCEBERNSTEIN VPS          INTERNATIONAL         BASIC VALUE
                                   VALUE PORTFOLIO           GROWTH PORTFOLIO            FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(5,128)                  $112,249             $(985,722)
 Net realized gain (loss) on
  security transactions                    15,248                     91,554            (4,970,512)
 Net realized gain on
  distributions                                --                         --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (49,586)                (1,969,717)            1,574,355
                                     ------------              -------------        --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (39,466)                (1,765,914)           (4,381,879)
                                     ------------              -------------        --------------
UNIT TRANSACTIONS:
 Purchases                                  9,132                     82,797               536,064
 Net transfers                            258,362                   (261,242)           (8,626,555)
 Surrenders for benefit
  payments and fees                      (104,596)                  (457,842)          (15,537,211)
 Other transactions                            --                       (157)                 (211)
 Death benefits                                --                     (9,055)           (1,514,558)
 Net annuity transactions                      --                    123,475               (16,772)
                                     ------------              -------------        --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       162,898                   (522,024)          (25,159,243)
                                     ------------              -------------        --------------
 Net increase (decrease) in
  net assets                              123,432                 (2,287,938)          (29,541,122)
NET ASSETS:
 Beginning of year                      1,250,549                 10,584,364           107,250,371
                                     ------------              -------------        --------------
 End of year                           $1,373,981                 $8,296,426           $77,709,249
                                     ============              =============        ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      INVESCO V.I.         INVESCO V.I.
                                        CAPITAL                CORE
                                   APPRECIATION FUND       EQUITY FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(804,190)         $(2,004,876)
 Net realized gain (loss) on
  security transactions                     171,174            6,423,564
 Net realized gain on
  distributions                                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (3,537,979)          (6,376,719)
                                     --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (4,170,995)          (1,958,031)
                                     --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                  242,835            1,755,901
 Net transfers                           (1,532,555)         (14,586,290)
 Surrenders for benefit
  payments and fees                      (8,422,753)         (29,960,130)
 Other transactions                             216                 (273)
 Death benefits                            (695,459)          (3,071,985)
 Net annuity transactions                   (19,115)             (30,895)
                                     --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (10,426,831)         (45,893,672)
                                     --------------       --------------
 Net increase (decrease) in
  net assets                            (14,597,826)         (47,851,703)
NET ASSETS:
 Beginning of year                       52,753,498          221,049,165
                                     --------------       --------------
 End of year                            $38,155,672         $173,197,462
                                     ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    INVESCO V.I.                  INVESCO V.I.         INVESCO V.I.
                                     GOVERNMENT                  INTERNATIONAL         MID CAP CORE
                                  SECURITIES FUND                 GROWTH FUND          EQUITY FUND
                                    SUB-ACCOUNT                 SUB-ACCOUNT (C)        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $12,143,323                 $(453,562)         $(3,726,396)
 Net realized gain (loss) on
  security transactions                     1,226,834                (2,095,686)           1,640,201
 Net realized gain on
  distributions                                    --                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              25,910,095               (13,841,984)         (16,722,959)
                               ----------------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                               39,280,252               (16,391,232)         (18,809,154)
                               ----------------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                  4,893,447                 4,261,890            1,738,757
 Net transfers                             (5,270,198)                1,509,019           (2,823,979)
 Surrenders for benefit
  payments and fees                      (112,457,886)              (22,490,404)         (39,006,157)
 Other transactions                             4,302                     3,551                1,722
 Death benefits                           (13,787,045)               (2,898,257)          (2,932,521)
 Net annuity transactions                     (85,662)                  (18,499)               7,290
                               ----------------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (126,703,042)              (19,632,700)         (43,014,888)
                               ----------------------            --------------       --------------
 Net increase (decrease) in
  net assets                              (87,422,790)              (36,023,932)         (61,824,042)
NET ASSETS:
 Beginning of year                        717,515,209               220,789,936          264,180,937
                               ----------------------            --------------       --------------
 End of year                             $630,092,419              $184,766,004         $202,356,895
                               ======================            ==============       ==============

                                                                                  INVESCO V.I.
                                INVESCO V.I.             INVESCO V.I.             BALANCED RISK
                                 SMALL CAP                  CAPITAL                ALLOCATION
                                EQUITY FUND            DEVELOPMENT FUND               FUND
                                SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT (D)(E)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(2,546,426)               $(630,063)                $232,175
 Net realized gain (loss) on
  security transactions               651,002               (1,537,025)                 250,439
 Net realized gain on
  distributions                            --                       --                1,641,579
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (2,813,077)              (2,841,893)              (1,286,082)
                               --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (4,708,501)              (5,008,981)                 838,111
                               --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                          2,169,275                  388,316                  478,680
 Net transfers                      6,438,512               26,192,426                3,034,480
 Surrenders for benefit
  payments and fees               (19,854,465)              (6,025,473)              (1,407,424)
 Other transactions                     2,767                     (429)                     142
 Death benefits                    (2,084,706)                (416,604)                      --
 Net annuity transactions              35,145                       --                       --
                               --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (13,293,472)              20,138,236                2,105,878
                               --------------            -------------            -------------
 Net increase (decrease) in
  net assets                      (18,001,973)              15,129,255                2,943,989
NET ASSETS:
 Beginning of year                147,413,717               10,244,351               14,033,562
                               --------------            -------------            -------------
 End of year                     $129,411,744              $25,373,606              $16,977,551
                               ==============            =============            =============

(c) Effective April 29, 2011 Invesco Van Kampen V.I. International Growth Equity Fund merged with Invesco V.I. International Growth Fund.

(d) Funded as of January 28, 2011.

(e) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     INVESCO V.I.         AMERICAN CENTURY VP
                                       DIVIDEND                 MID CAP
                                     GROWTH FUND               VALUE FUND
                                  SUB-ACCOUNT (F)(G)        SUB-ACCOUNT (H)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $603                      $68
 Net realized gain (loss) on
  security transactions                  (15,621)                     166
 Net realized gain on
  distributions                               --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             11,299                    4,915
                                      ----------               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (3,719)                   5,149
                                      ----------               ----------
UNIT TRANSACTIONS:
 Purchases                                    --                   96,188
 Net transfers                            14,662                     (473)
 Surrenders for benefit
  payments and fees                      (47,783)                      --
 Other transactions                           --                        2
 Death benefits                               --                       --
 Net annuity transactions                     --                       --
                                      ----------               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (33,121)                  95,717
                                      ----------               ----------
 Net increase (decrease) in
  net assets                             (36,840)                 100,866
NET ASSETS:
 Beginning of year                       192,139                       --
                                      ----------               ----------
 End of year                            $155,299                 $100,866
                                      ==========               ==========

(f)  Funded as of April 29, 2011.

(g) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

(h) Funded as of July 13, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         AMERICAN FUNDS
                                    AMERICAN FUNDS           GLOBAL             AMERICAN FUNDS
                                        GLOBAL             GROWTH AND               ASSET
                                      BOND FUND            INCOME FUND         ALLOCATION FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,936,092            $4,634,855               $984,855
 Net realized gain (loss) on
  security transactions                  1,271,213           (15,205,296)            16,337,882
 Net realized gain on
  distributions                          1,536,506                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,471,131           (20,814,871)           (19,569,934)
                                    --------------       ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,214,942           (31,385,312)            (2,247,197)
                                    --------------       ---------------       ----------------
UNIT TRANSACTIONS:
 Purchases                               2,268,712             3,236,679              5,113,601
 Net transfers                          31,558,425           (23,889,508)           (23,764,725)
 Surrenders for benefit
  payments and fees                    (44,348,619)          (59,143,963)          (160,235,474)
 Other transactions                         (2,866)               23,946                 16,229
 Death benefits                         (4,176,843)           (7,531,899)           (22,184,529)
 Net annuity transactions                    7,923               (34,716)               190,581
                                    --------------       ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (14,693,268)          (87,339,461)          (200,864,317)
                                    --------------       ---------------       ----------------
 Net increase (decrease) in
  net assets                            (7,478,326)         (118,724,773)          (203,111,514)
NET ASSETS:
 Beginning of year                     297,836,946           553,565,519          1,263,710,519
                                    --------------       ---------------       ----------------
 End of year                          $290,358,620          $434,840,746         $1,060,599,005
                                    ==============       ===============       ================

                                    AMERICAN FUNDS
                                       BLUE CHIP                                 AMERICAN FUNDS
                                      INCOME AND           AMERICAN FUNDS            GLOBAL
                                      GROWTH FUND            BOND FUND             GROWTH FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(555,019)           $12,397,385           $(2,163,287)
 Net realized gain (loss) on
  security transactions                     404,068                (21,090)           14,868,690
 Net realized gain on
  distributions                                  --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (17,177,849)            31,346,797           (58,900,899)
                                    ---------------       ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (17,328,800)            43,723,092           (46,195,496)
                                    ---------------       ----------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                4,279,184              6,752,348             2,320,360
 Net transfers                          (25,839,916)           (24,043,236)          (23,414,585)
 Surrenders for benefit
  payments and fees                     (94,604,325)          (156,560,878)          (63,000,156)
 Other transactions                           6,376                  2,582                11,215
 Death benefits                         (11,942,408)           (21,064,905)           (6,448,646)
 Net annuity transactions                   (58,788)                99,751               (45,192)
                                    ---------------       ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (128,159,877)          (194,814,338)          (90,577,004)
                                    ---------------       ----------------       ---------------
 Net increase (decrease) in
  net assets                           (145,488,677)          (151,091,246)         (136,772,500)
NET ASSETS:
 Beginning of year                      767,672,843          1,132,938,306           521,075,931
                                    ---------------       ----------------       ---------------
 End of year                           $622,184,166           $981,847,060          $384,303,431
                                    ===============       ================       ===============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                 AMERICAN FUNDS              AMERICAN FUNDS
                                  GROWTH FUND              GROWTH-INCOME FUND
                                  SUB-ACCOUNT                 SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(29,659,083)                $(6,070,125)
 Net realized gain (loss) on
  security transactions               23,086,451                 (14,267,195)
 Net realized gain on
  distributions                               --                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (127,214,556)                (60,410,497)
                                ----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (133,787,188)                (80,747,817)
                                ----------------            ----------------
UNIT TRANSACTIONS:
 Purchases                            14,959,586                  16,129,282
 Net transfers                      (133,628,541)               (101,660,498)
 Surrenders for benefit
  payments and fees                 (346,371,261)               (317,149,817)
 Other transactions                       (4,810)                     30,830
 Death benefits                      (37,043,744)                (46,060,532)
 Net annuity transactions                  1,698                      89,988
                                ----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (502,087,072)               (448,620,747)
                                ----------------            ----------------
 Net increase (decrease) in
  net assets                        (635,874,260)               (529,368,564)
NET ASSETS:
 Beginning of year                 2,782,581,930               2,698,200,188
                                ----------------            ----------------
 End of year                      $2,146,707,670              $2,168,831,624
                                ================            ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                          AMERICAN FUNDS
                                    AMERICAN FUNDS             AMERICAN FUNDS              GLOBAL SMALL
                                  INTERNATIONAL FUND           NEW WORLD FUND           CAPITALIZATION FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(545,590)                 $(683,733)               $(1,446,581)
 Net realized gain (loss) on
  security transactions                   5,041,321                 12,984,227                  5,823,383
 Net realized gain on
  distributions                                  --                         --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (113,400,406)               (72,315,464)               (72,665,172)
                                    ---------------            ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (108,904,675)               (60,014,970)               (68,288,370)
                                    ---------------            ---------------            ---------------
UNIT TRANSACTIONS:
 Purchases                                4,358,794                  2,316,512                  2,002,350
 Net transfers                          (22,190,695)               (38,757,562)               (37,867,961)
 Surrenders for benefit
  payments and fees                     (95,067,513)               (53,838,101)               (47,596,729)
 Other transactions                         (16,464)                    (9,714)                    11,118
 Death benefits                          (9,991,168)                (4,329,005)                (3,154,046)
 Net annuity transactions                   (21,857)                    (2,609)                   (31,993)
                                    ---------------            ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (122,928,903)               (94,620,479)               (86,637,261)
                                    ---------------            ---------------            ---------------
 Net increase (decrease) in
  net assets                           (231,833,578)              (154,635,449)              (154,925,631)
NET ASSETS:
 Beginning of year                      816,732,756                457,449,652                404,601,423
                                    ---------------            ---------------            ---------------
 End of year                           $584,899,178               $302,814,203               $249,675,792
                                    ===============            ===============            ===============

                                    WELLS FARGO
                                    ADVANTAGE VT            FIDELITY VIP       FIDELITY VIP
                                       OMEGA                   GROWTH           CONTRAFUND
                                    GROWTH FUND              PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(35,306)              $(128,099)          $(718,559)
 Net realized gain (loss) on
  security transactions                   75,177                  40,261           2,237,970
 Net realized gain on
  distributions                           15,894                  26,040                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (178,767)               (301,013)         (5,486,698)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (123,002)               (362,811)         (3,967,287)
                                    ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 4,109                  62,553           4,673,687
 Net transfers                           (66,422)              5,042,749          (1,142,951)
 Surrenders for benefit
  payments and fees                     (252,300)               (483,991)         (6,357,962)
 Other transactions                          206                     (50)              7,124
 Death benefits                          (36,808)                (18,598)           (583,349)
 Net annuity transactions                     --                      --                  --
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (351,215)              4,602,663          (3,403,451)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets                            (474,217)              4,239,852          (7,370,738)
NET ASSETS:
 Beginning of year                     2,040,318               4,054,447          93,760,661
                                    ------------            ------------       -------------
 End of year                          $1,566,101              $8,294,299         $86,389,923
                                    ============            ============       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 FIDELITY VIP             FIDELITY VIP
                                   MID CAP              VALUE STRATEGIES
                                  PORTFOLIO                 PORTFOLIO
                                 SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,419,448)                $(65,715)
 Net realized gain (loss) on
  security transactions              1,224,110                  272,727
 Net realized gain on
  distributions                        154,086                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (11,505,639)                (824,854)
                                --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (11,546,891)                (617,842)
                                --------------            -------------
UNIT TRANSACTIONS:
 Purchases                           3,024,727                  144,340
 Net transfers                          12,909                 (784,696)
 Surrenders for benefit
  payments and fees                 (5,103,369)                (539,518)
 Other transactions                      6,130                       12
 Death benefits                       (934,304)                (101,437)
 Net annuity transactions                1,021                       --
                                --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (2,992,886)              (1,281,299)
                                --------------            -------------
 Net increase (decrease) in
  net assets                       (14,539,777)              (1,899,141)
NET ASSETS:
 Beginning of year                  94,605,932                5,879,866
                                --------------            -------------
 End of year                       $80,066,155               $3,980,725
                                ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FIDELITY VIP                                       FRANKLIN
                                  DYNAMIC CAPITAL           FIDELITY VIP                RISING
                                    APPRECIATION          STRATEGIC INCOME            DIVIDENDS
                                     PORTFOLIO               PORTFOLIO             SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(24,354)                $29,620               $(1,655,324)
 Net realized gain (loss) on
  security transactions                  160,089                   4,393                 2,643,191
 Net realized gain on
  distributions                               --                  16,511                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (178,905)                (31,673)               28,701,991
                                    ------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (43,170)                 18,851                29,689,858
                                    ------------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                                (2,062)                612,400                 5,790,524
 Net transfers                           117,538                 104,213                21,645,114
 Surrenders for benefit
  payments and fees                     (246,855)                (20,073)              (94,989,857)
 Other transactions                           29                      (4)                    9,328
 Death benefits                           (6,680)                     --                (9,972,951)
 Net annuity transactions                     --                      --                   (20,894)
                                    ------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (138,030)                696,536               (77,538,736)
                                    ------------            ------------            --------------
 Net increase (decrease) in
  net assets                            (181,200)                715,387               (47,848,878)
NET ASSETS:
 Beginning of year                     1,867,629                 364,547               765,099,095
                                    ------------            ------------            --------------
 End of year                          $1,686,429              $1,079,934              $717,250,217
                                    ============            ============            ==============

                                                              FRANKLIN                 FRANKLIN
                                   FRANKLIN                  LARGE CAP                  GLOBAL
                                    INCOME                     GROWTH                 REAL ESTATE
                               SECURITIES FUND            SECURITIES FUND           SECURITIES FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $83,541,143               $(1,479,988)                $536,148
 Net realized gain (loss) on
  security transactions             (14,607,833)                  191,533                 (364,552)
 Net realized gain on
  distributions                              --                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (53,899,508)               (2,789,549)                (756,479)
                               ----------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         15,033,802                (4,078,004)                (584,883)
                               ----------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                           14,152,302                   703,390                    5,272
 Net transfers                      (14,772,901)               (2,607,141)                (250,391)
 Surrenders for benefit
  payments and fees                (259,227,084)              (18,175,110)                (972,322)
 Other transactions                      16,622                      (314)                    (384)
 Death benefits                     (31,689,572)               (1,759,617)                 (98,371)
 Net annuity transactions              (161,343)                  (11,483)                   3,869
                               ----------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (291,681,976)              (21,850,275)              (1,312,327)
                               ----------------            --------------            -------------
 Net increase (decrease) in
  net assets                       (276,648,174)              (25,928,279)              (1,897,210)
NET ASSETS:
 Beginning of year                2,187,102,744               136,454,998                9,241,856
                               ----------------            --------------            -------------
 End of year                     $1,910,454,570              $110,526,719               $7,344,646
                               ================            ==============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        FRANKLIN                  FRANKLIN
                                     SMALL-MID CAP               SMALL CAP
                                         GROWTH                    VALUE
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(5,434,774)                $(879,377)
 Net realized gain (loss) on
  security transactions                   9,524,426                 3,766,760
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (22,165,464)               (7,931,383)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (18,075,812)               (5,044,000)
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                2,266,598                 1,584,929
 Net transfers                          (25,115,038)              (19,452,493)
 Surrenders for benefit
  payments and fees                     (43,940,697)               (9,684,569)
 Other transactions                          (2,110)                     (873)
 Death benefits                          (4,119,634)                 (800,357)
 Net annuity transactions                    72,535                    (7,685)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (70,838,346)              (28,361,048)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (88,914,158)              (33,405,048)
NET ASSETS:
 Beginning of year                      331,364,603               108,345,626
                                     --------------            --------------
 End of year                           $242,450,445               $74,940,578
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  FRANKLIN                                         TEMPLETON
                                  STRATEGIC                                        DEVELOPING
                                   INCOME             MUTUAL SHARES                 MARKETS
                               SECURITIES FUND       SECURITIES FUND            SECURITIES FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $40,271,363             $6,266,840               $(1,215,690)
 Net realized gain (loss) on
  security transactions              7,412,307             (1,282,132)                 (412,927)
 Net realized gain on
  distributions                             --                     --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (38,831,976)           (32,489,682)              (33,318,971)
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         8,851,694            (27,504,974)              (34,947,588)
                               ---------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                           8,229,241              9,139,131                 1,486,466
 Net transfers                      31,305,080            (41,265,109)              (27,657,316)
 Surrenders for benefit
  payments and fees               (135,721,466)          (140,230,581)              (27,565,307)
 Other transactions                      1,055                  7,243                    (1,972)
 Death benefits                    (12,881,302)           (17,235,586)               (1,866,055)
 Net annuity transactions               54,497                 62,817                       503
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (109,012,895)          (189,522,085)              (55,603,681)
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets                      (100,161,201)          (217,027,059)              (90,551,269)
NET ASSETS:
 Beginning of year                 967,601,129          1,221,861,828               242,579,724
                               ---------------       ----------------            --------------
 End of year                      $867,439,928         $1,004,834,769              $152,028,455
                               ===============       ================            ==============


                                  TEMPLETON             TEMPLETON                   MUTUAL
                                   FOREIGN               GROWTH                GLOBAL DISCOVERY
                               SECURITIES FUND       SECURITIES FUND            SECURITIES FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(479,009)          $(2,069,702)                $3,045,835
 Net realized gain (loss) on
  security transactions                513,042           (21,142,516)                   515,071
 Net realized gain on
  distributions                             --                    --                 11,850,565
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (45,816,906)          (18,594,467)               (41,882,141)
                               ---------------       ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (45,782,873)          (41,806,685)               (26,470,670)
                               ---------------       ---------------            ---------------
UNIT TRANSACTIONS:
 Purchases                           4,117,880             4,707,897                  5,552,442
 Net transfers                        (131,326)          (22,751,812)               (18,404,816)
 Surrenders for benefit
  payments and fees                (56,859,676)          (67,344,920)               (70,178,383)
 Other transactions                      3,886                  (284)                    10,329
 Death benefits                     (5,733,194)           (7,697,915)                (6,400,290)
 Net annuity transactions              (29,541)              (20,771)                   (22,173)
                               ---------------       ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (58,631,971)          (93,107,805)               (89,442,891)
                               ---------------       ---------------            ---------------
 Net increase (decrease) in
  net assets                      (104,414,844)         (134,914,490)              (115,913,561)
NET ASSETS:
 Beginning of year                 439,606,183           578,598,573                625,736,977
                               ---------------       ---------------            ---------------
 End of year                      $335,191,339          $443,684,083               $509,823,416
                               ===============       ===============            ===============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN                 FRANKLIN
                                       FLEX CAP                 LARGE CAP
                                        GROWTH                    VALUE
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,071,817)               $(159,825)
 Net realized gain (loss) on
  security transactions                    151,736                  (74,350)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,314,274)              (1,788,522)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (4,234,355)              (2,022,697)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 575,690                  101,424
 Net transfers                           5,159,104                1,832,911
 Surrenders for benefit
  payments and fees                     (7,516,271)              (3,926,132)
 Other transactions                           (469)                    (745)
 Death benefits                           (636,902)                (430,742)
 Net annuity transactions                   (2,779)                  (1,623)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,421,627)              (2,424,907)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (6,655,982)              (4,447,604)
NET ASSETS:
 Beginning of year                      60,718,522               30,620,372
                                     -------------            -------------
 End of year                           $54,062,540              $26,172,768
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                HARTFORD
                                      TEMPLETON            HARTFORD              TOTAL
                                     GLOBAL BOND           ADVISERS           RETURN BOND
                                   SECURITIES FUND         HLS FUND             HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $5,537,614             $35,338          $(9,191,048)
 Net realized gain (loss) on
  security transactions                   (266,832)            (34,976)           4,128,322
 Net realized gain on
  distributions                            918,991                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (9,900,691)             25,890           45,362,542
                                    --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (3,710,918)             26,252           40,299,816
                                    --------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                               5,496,691             299,437           14,945,365
 Net transfers                           8,068,090           2,769,351          (10,096,828)
 Surrenders for benefit
  payments and fees                     (8,850,924)         (1,148,792)         (49,712,526)
 Other transactions                          1,474                 (67)                 557
 Death benefits                         (1,286,302)           (131,467)          (7,371,471)
 Net annuity transactions                    2,381                  --               39,213
                                    --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      3,431,410           1,788,462          (52,195,690)
                                    --------------       -------------       --------------
 Net increase (decrease) in
  net assets                              (279,508)          1,814,714          (11,895,874)
NET ASSETS:
 Beginning of year                     135,811,251          13,922,451          724,922,708
                                    --------------       -------------       --------------
 End of year                          $135,531,743         $15,737,165         $713,026,834
                                    ==============       =============       ==============

                                  HARTFORD              HARTFORD
                                   CAPITAL              DIVIDEND                HARTFORD
                                APPRECIATION           AND GROWTH            GLOBAL RESEARCH
                                  HLS FUND              HLS FUND                HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(4,921,456)          $3,106,407               $(11,887)
 Net realized gain (loss) on
  security transactions             13,579,751            5,039,471                 24,860
 Net realized gain on
  distributions                             --                   --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (104,516,112)          (8,318,674)              (113,407)
                               ---------------       --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                       (95,857,817)            (172,796)              (100,434)
                               ---------------       --------------            -----------
UNIT TRANSACTIONS:
 Purchases                          15,978,994           11,774,164                158,571
 Net transfers                      10,243,357           (1,151,050)                70,114
 Surrenders for benefit
  payments and fees                (47,985,749)         (29,848,089)               (26,062)
 Other transactions                      4,908                3,006                     --
 Death benefits                     (6,911,041)          (3,972,350)                    --
 Net annuity transactions               56,068               39,414                     --
                               ---------------       --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (28,613,463)         (23,154,905)               202,623
                               ---------------       --------------            -----------
 Net increase (decrease) in
  net assets                      (124,471,280)         (23,327,701)               102,189
NET ASSETS:
 Beginning of year                 806,822,302          501,345,829                737,586
                               ---------------       --------------            -----------
 End of year                      $682,351,022         $478,018,128               $839,775
                               ===============       ==============            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                           HARTFORD
                                       HARTFORD          DISCIPLINED
                                    GLOBAL GROWTH           EQUITY
                                       HLS FUND            HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(29,959)           $(347,201)
 Net realized gain (loss) on
  security transactions                       497            2,024,048
 Net realized gain on
  distributions                                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (319,455)          (1,709,247)
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (348,917)             (32,400)
                                     ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 71,363            2,043,707
 Net transfers                            364,241           (2,144,819)
 Surrenders for benefit
  payments and fees                       (98,615)          (5,723,159)
 Other transactions                            89               (2,111)
 Death benefits                            (3,247)            (980,471)
 Net annuity transactions                      --                2,474
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       333,831           (6,804,379)
                                     ------------       --------------
 Net increase (decrease) in
  net assets                              (15,086)          (6,836,779)
NET ASSETS:
 Beginning of year                      1,847,472          103,559,276
                                     ------------       --------------
 End of year                           $1,832,386          $96,722,497
                                     ============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      HARTFORD
                                 HARTFORD              GROWTH             HARTFORD
                                  GROWTH           OPPORTUNITIES         HIGH YIELD
                                 HLS FUND             HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(280,243)         $(2,400,829)         $3,917,068
 Net realized gain (loss) on
  security transactions              736,496            5,223,251             791,593
 Net realized gain on
  distributions                           --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (2,748,923)         (18,176,369)         (3,196,509)
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (2,292,670)         (15,353,947)          1,512,152
                               -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                           768,114            3,788,337           3,000,317
 Net transfers                     2,793,896           (6,094,751)         (2,769,109)
 Surrenders for benefit
  payments and fees               (1,601,226)          (9,092,599)         (4,005,870)
 Other transactions                      220               (1,021)                419
 Death benefits                     (280,525)          (1,248,160)           (653,036)
 Net annuity transactions                 --                1,699               1,764
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                1,680,479          (12,646,495)         (4,425,515)
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets                        (612,191)         (28,000,442)         (2,913,363)
NET ASSETS:
 Beginning of year                24,325,622          173,632,250          59,908,443
                               -------------       --------------       -------------
 End of year                     $23,713,431         $145,631,808         $56,995,080
                               =============       ==============       =============

                                                         HARTFORD                 HARTFORD
                                      HARTFORD         INTERNATIONAL            SMALL/MID CAP
                                       INDEX           OPPORTUNITIES               EQUITY
                                      HLS FUND           HLS FUND                 HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $12,552           $(494,776)               $(179,296)
 Net realized gain (loss) on
  security transactions                    2,641            (142,771)                 193,114
 Net realized gain on
  distributions                               --                  --                  779,890
 Net unrealized appreciation
  (depreciation) of
  investments during the year              9,380          (4,727,540)              (1,184,840)
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              24,573          (5,365,087)                (391,132)
                                    ------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               582,752           2,059,503                   66,781
 Net transfers                           305,615           2,105,230                 (900,617)
 Surrenders for benefit
  payments and fees                      (26,016)         (1,847,024)                (578,915)
 Other transactions                           20               2,679                      262
 Death benefits                               --            (125,333)                 (82,114)
 Net annuity transactions                     --                  --                   10,461
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      862,371           2,195,055               (1,484,142)
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets                             886,944          (3,170,032)              (1,875,274)
NET ASSETS:
 Beginning of year                       117,189          33,954,453               11,609,911
                                    ------------       -------------            -------------
 End of year                          $1,004,133         $30,784,421               $9,734,637
                                    ============       =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                   HARTFORD                  HARTFORD
                                 MONEY MARKET              SMALL COMPANY
                                   HLS FUND                  HLS FUND
                                  SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(13,286,656)               $(232,100)
 Net realized gain (loss) on
  security transactions                      --                  423,173
 Net realized gain on
  distributions                              --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --               (1,208,563)
                                ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (13,286,656)              (1,017,490)
                                ---------------            -------------
UNIT TRANSACTIONS:
 Purchases                           15,045,927                  473,717
 Net transfers                      551,801,331                  524,572
 Surrenders for benefit
  payments and fees                (539,808,237)                (813,424)
 Other transactions                      (1,716)                      98
 Death benefits                     (33,572,181)                 (95,075)
 Net annuity transactions                (6,284)                      --
                                ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (6,541,160)                  89,888
                                ---------------            -------------
 Net increase (decrease) in
  net assets                        (19,827,816)                (927,602)
NET ASSETS:
 Beginning of year                  732,606,534               13,714,248
                                ---------------            -------------
 End of year                       $712,778,718              $12,786,646
                                ===============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       HARTFORD
                                      HARTFORD                 HARTFORD             U.S. GOVERNMENT
                                   SMALLCAP GROWTH              STOCK                 SECURITIES
                                      HLS FUND                 HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(165,927)                $(7,236)                $640,376
 Net realized gain (loss) on
  security transactions                    48,499                 109,506                 (136,113)
 Net realized gain on
  distributions                                --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (252,751)               (164,467)                 921,734
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (370,179)                (62,197)               1,425,997
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                219,507                  25,552                  930,594
 Net transfers                          3,255,862                (126,953)               7,370,430
 Surrenders for benefit
  payments and fees                      (673,105)               (240,853)              (4,556,407)
 Other transactions                           249                       7                       92
 Death benefits                          (104,412)                    (56)                (509,651)
 Net annuity transactions                      --                      --                       --
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,698,101                (342,303)               3,235,058
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                            2,327,922                (404,500)               4,661,055
NET ASSETS:
 Beginning of year                      8,170,081               2,195,988               47,999,084
                                    -------------            ------------            -------------
 End of year                          $10,498,003              $1,791,488              $52,660,139
                                    =============            ============            =============

                                                                                AMERICAN FUNDS
                                                                                   BLUE CHIP
                                 HARTFORD              AMERICAN FUNDS             INCOME AND
                                   VALUE              ASSET ALLOCATION              GROWTH
                                 HLS FUND                 HLS FUND                 HLS FUND
                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $70,950                $(146,432)               $(439,201)
 Net realized gain (loss) on
  security transactions              188,610                  274,783                  418,107
 Net realized gain on
  distributions                           --                    3,757                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (916,386)                (594,665)                (693,264)
                               -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (656,826)                (462,557)                (714,358)
                               -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                           880,650                2,036,838                1,333,556
 Net transfers                        67,693                6,117,984                 (107,922)
 Surrenders for benefit
  payments and fees               (1,165,699)              (2,478,151)              (1,543,221)
 Other transactions                    2,775                      904                     (165)
 Death benefits                     (162,039)                (551,943)                (203,211)
 Net annuity transactions                 --                  123,497                       --
                               -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (376,620)               5,249,129                 (520,963)
                               -------------            -------------            -------------
 Net increase (decrease) in
  net assets                      (1,033,446)               4,786,572               (1,235,321)
NET ASSETS:
 Beginning of year                23,642,146               46,169,757               27,878,705
                               -------------            -------------            -------------
 End of year                     $22,608,700              $50,956,329              $26,643,384
                               =============            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS           AMERICAN FUNDS
                                          BOND                  GLOBAL BOND
                                        HLS FUND                 HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,835,790                 $254,086
 Net realized gain (loss) on
  security transactions                     584,124                   36,159
 Net realized gain on
  distributions                              50,004                  283,180
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,380,897                  206,607
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              6,850,815                  780,032
                                     --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                2,899,381                  493,724
 Net transfers                           (3,496,713)               6,825,192
 Surrenders for benefit
  payments and fees                     (10,487,771)              (2,016,151)
 Other transactions                            (173)                      45
 Death benefits                          (1,923,792)                (389,347)
 Net annuity transactions                    (2,575)                      --
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (13,011,643)               4,913,463
                                     --------------            -------------
 Net increase (decrease) in
  net assets                             (6,160,828)               5,693,495
NET ASSETS:
 Beginning of year                      166,633,769               33,957,922
                                     --------------            -------------
 End of year                           $160,472,941              $39,651,417
                                     ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS                                     AMERICAN FUNDS
                                    GLOBAL GROWTH            AMERICAN FUNDS             GLOBAL SMALL
                                      AND INCOME              GLOBAL GROWTH            CAPITALIZATION
                                       HLS FUND                 HLS FUND                  HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $418,812                $(170,791)                $(163,310)
 Net realized gain (loss) on
  security transactions                  1,736,492                  420,617                 1,824,422
 Net realized gain on
  distributions                                 --                       --                   298,956
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (7,156,229)              (3,339,884)              (13,735,953)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (5,000,925)              (3,090,058)              (11,775,885)
                                    --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                               1,199,660                  901,149                 1,801,681
 Net transfers                          (2,960,755)                (543,931)               (3,606,922)
 Surrenders for benefit
  payments and fees                     (3,435,633)              (1,288,347)               (2,882,973)
 Other transactions                           (954)                    (607)                      105
 Death benefits                           (280,764)                (509,627)                 (345,898)
 Net annuity transactions                     (413)                 123,848                      (986)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,478,859)              (1,317,515)               (5,034,993)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets                           (10,479,784)              (4,407,573)              (16,810,878)
NET ASSETS:
 Beginning of year                      76,688,883               29,690,669                63,184,851
                                    --------------            -------------            --------------
 End of year                           $66,209,099              $25,283,096               $46,373,973
                                    ==============            =============            ==============


                                    AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS
                                        GROWTH                GROWTH-INCOME             INTERNATIONAL
                                       HLS FUND                  HLS FUND                  HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(4,501,902)              $(2,350,517)                 $172,921
 Net realized gain (loss) on
  security transactions                  7,894,989                 2,770,869                 1,153,178
 Net realized gain on
  distributions                                 --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (19,542,725)               (5,832,488)              (30,943,529)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (16,149,638)               (5,412,136)              (29,617,430)
                                    --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                               9,916,423                 5,661,035                 5,878,004
 Net transfers                          (9,066,560)               (3,405,384)                9,778,899
 Surrenders for benefit
  payments and fees                    (15,608,167)               (9,014,742)              (10,368,402)
 Other transactions                            861                     1,017                      (677)
 Death benefits                         (2,746,988)               (1,330,479)               (1,352,406)
 Net annuity transactions                  122,869                   120,924                       (20)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (17,381,562)               (7,967,629)                3,935,398
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets                           (33,531,200)              (13,379,765)              (25,682,032)
NET ASSETS:
 Beginning of year                     294,660,792               152,371,954               196,323,831
                                    --------------            --------------            --------------
 End of year                          $261,129,592              $138,992,189              $170,641,799
                                    ==============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                              HARTFORD
                                    AMERICAN FUNDS            PORTFOLIO
                                      NEW WORLD              DIVERSIFIER
                                       HLS FUND               HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (I)
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(217,770)               $63,632
 Net realized gain (loss) on
  security transactions                  1,799,969                 (6,873)
 Net realized gain on
  distributions                                 --                 65,503
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,240,951)              (493,157)
                                    --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (8,658,752)              (370,895)
                                    --------------          -------------
UNIT TRANSACTIONS:
 Purchases                               1,504,279             31,048,611
 Net transfers                          (6,282,836)             7,085,629
 Surrenders for benefit
  payments and fees                     (3,724,031)               (35,264)
 Other transactions                          2,710                  4,651
 Death benefits                           (211,266)                    --
 Net annuity transactions                       --                     --
                                    --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (8,711,144)            38,103,627
                                    --------------          -------------
 Net increase (decrease) in
  net assets                           (17,369,896)            37,732,732
NET ASSETS:
 Beginning of year                      62,064,792                     --
                                    --------------          -------------
 End of year                           $44,694,896            $37,732,732
                                    ==============          =============

(i)  Funded as of June 17, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   LORD ABBETT            LORD ABBETT            LORD ABBETT
                                   FUNDAMENTAL         CAPITAL STRUCTURE       BOND DEBENTURE
                                   EQUITY FUND               FUND                   FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,398)              $218,412             $3,236,433
 Net realized gain (loss) on
  security transactions                   2,152                110,790                198,640
 Net realized gain on
  distributions                          88,300                     --                559,336
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (121,882)              (501,537)            (1,941,258)
                                   ------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (34,828)              (172,335)             2,053,151
                                   ------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                            2,573,932                411,165              1,139,998
 Net transfers                          400,017              2,872,019              2,306,634
 Surrenders for benefit
  payments and fees                     (10,461)            (1,494,450)            (5,204,020)
 Other transactions                         222                   (153)                   217
 Death benefits                              --                (23,220)            (1,128,530)
 Net annuity transactions                    --                  8,181                     --
                                   ------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   2,963,710              1,773,542             (2,885,701)
                                   ------------          -------------          -------------
 Net increase (decrease) in
  net assets                          2,928,882              1,601,207               (832,550)
NET ASSETS:
 Beginning of year                      307,418             13,926,504             78,583,689
                                   ------------          -------------          -------------
 End of year                         $3,236,300            $15,527,711            $77,751,139
                                   ============          =============          =============

                                LORD ABBETT
                                GROWTH AND
                                  INCOME            MFS CORE          MFS GROWTH
                                   FUND           EQUITY SERIES         SERIES
                                SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(113,568)         $(150,771)         $(963,938)
 Net realized gain (loss) on
  security transactions              394,283           (711,907)            37,345
 Net realized gain on
  distributions                           --                 --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (1,390,001)           390,166           (564,338)
                               -------------      -------------      -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (1,109,286)          (472,512)        (1,490,931)
                               -------------      -------------      -------------
UNIT TRANSACTIONS:
 Purchases                           284,203            111,346            660,244
 Net transfers                      (672,706)           168,374         13,582,046
 Surrenders for benefit
  payments and fees               (1,055,454)        (2,945,915)        (9,676,951)
 Other transactions                    1,743               (435)             5,505
 Death benefits                      (42,314)          (295,867)          (865,746)
 Net annuity transactions                 --              9,194             45,913
                               -------------      -------------      -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,484,528)        (2,953,303)         3,751,011
                               -------------      -------------      -------------
 Net increase (decrease) in
  net assets                      (2,593,814)        (3,425,815)         2,260,080
NET ASSETS:
 Beginning of year                15,315,744         21,628,420         56,875,907
                               -------------      -------------      -------------
 End of year                     $12,721,930        $18,202,605        $59,135,987
                               =============      =============      =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 MFS GLOBAL            MFS HIGH
                                EQUITY SERIES       INCOME SERIES
                                 SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(223,383)         $15,005,656
 Net realized gain (loss) on
  security transactions               137,504           12,005,788
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (1,342,036)         (21,660,302)
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (1,427,915)           5,351,142
                                -------------       --------------
UNIT TRANSACTIONS:
 Purchases                            190,226            1,795,428
 Net transfers                      1,447,348          (11,380,940)
 Surrenders for benefit
  payments and fees                (3,008,772)         (37,677,420)
 Other transactions                     1,344                1,353
 Death benefits                      (375,695)          (3,286,559)
 Net annuity transactions                  --               39,953
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,745,549)         (50,508,185)
                                -------------       --------------
 Net increase (decrease) in
  net assets                       (3,173,464)         (45,157,043)
NET ASSETS:
 Beginning of year                 23,611,747          263,432,172
                                -------------       --------------
 End of year                      $20,438,283         $218,275,129
                                =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MFS INVESTORS
                                       GROWTH           MFS INVESTORS         MFS MID CAP
                                    STOCK SERIES         TRUST SERIES        GROWTH SERIES
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(603,244)         $(2,973,159)         $(1,510,746)
 Net realized gain (loss) on
  security transactions                   247,171            4,427,683            5,546,286
 Net realized gain on
  distributions                                --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (314,212)         (12,254,184)          (9,391,929)
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (670,285)         (10,799,660)          (5,356,389)
                                    -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                317,893            2,145,812              594,063
 Net transfers                          8,015,109          (12,097,286)         (24,938,479)
 Surrenders for benefit
  payments and fees                    (8,343,406)         (44,018,846)         (13,739,620)
 Other transactions                          (506)              (2,776)                (296)
 Death benefits                        (1,031,300)          (6,265,093)          (1,155,391)
 Net annuity transactions                 (45,249)             (40,266)               2,587
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,087,459)         (60,278,455)         (39,237,136)
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets                           (1,757,744)         (71,078,115)         (44,593,525)
NET ASSETS:
 Beginning of year                     51,361,525          355,461,213          108,442,576
                                    -------------       --------------       --------------
 End of year                          $49,603,781         $284,383,098          $63,849,051
                                    =============       ==============       ==============


                                       MFS NEW              MFS TOTAL             MFS VALUE
                                   DISCOVERY SERIES       RETURN SERIES             SERIES
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(4,850,062)            $7,790,019            $(865,623)
 Net realized gain (loss) on
  security transactions                  9,334,050             (8,367,741)          (1,110,840)
 Net realized gain on
  distributions                         29,235,853                     --            1,405,005
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (60,613,120)             1,795,022           (5,310,603)
                                    --------------       ----------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (26,893,279)             1,217,300           (5,882,061)
                                    --------------       ----------------       --------------
UNIT TRANSACTIONS:
 Purchases                               1,941,425              6,613,506            6,591,863
 Net transfers                            (639,334)           (19,612,961)           6,089,474
 Surrenders for benefit
  payments and fees                    (41,571,387)          (130,435,102)         (38,227,649)
 Other transactions                          5,886                  4,692                5,594
 Death benefits                         (3,182,524)           (17,259,126)          (5,512,710)
 Net annuity transactions                  (44,362)               (98,770)             (23,769)
                                    --------------       ----------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (43,490,296)          (160,787,761)         (31,077,197)
                                    --------------       ----------------       --------------
 Net increase (decrease) in
  net assets                           (70,383,575)          (159,570,461)         (36,959,258)
NET ASSETS:
 Beginning of year                     280,246,841          1,058,091,469          378,973,808
                                    --------------       ----------------       --------------
 End of year                          $209,863,266           $898,521,008         $342,014,550
                                    ==============       ================       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 MFS RESEARCH              MFS RESEARCH
                                 BOND SERIES           INTERNATIONAL SERIES
                                 SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $3,151,113                   $80,935
 Net realized gain (loss) on
  security transactions              4,445,717                (1,119,986)
 Net realized gain on
  distributions                      3,839,366                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        4,265,544                (5,315,521)
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        15,701,740                (6,354,572)
                                --------------            --------------
UNIT TRANSACTIONS:
 Purchases                           8,194,881                   293,094
 Net transfers                      29,502,591                 2,636,619
 Surrenders for benefit
  payments and fees                (45,489,993)               (6,171,032)
 Other transactions                        640                       823
 Death benefits                     (4,111,287)               (1,100,868)
 Net annuity transactions               28,395                         2
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (11,874,773)               (4,341,362)
                                --------------            --------------
 Net increase (decrease) in
  net assets                         3,826,967               (10,695,934)
NET ASSETS:
 Beginning of year                 332,807,085                55,389,560
                                --------------            --------------
 End of year                      $336,634,052               $44,693,626
                                ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            BLACKROCK                BLACKROCK
                                   MFS RESEARCH              GLOBAL                   GLOBAL
                                      SERIES          ALLOCATION V.I. FUND    OPPORTUNITIES V.I. FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (J)            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(156,610)             $11,785                   $(6,162)
 Net realized gain (loss) on
  security transactions                  394,268                  (20)                   49,839
 Net realized gain on
  distributions                               --               12,420                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (524,933)             (29,455)                 (124,568)
                                   -------------           ----------               -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (287,275)              (5,270)                  (80,891)
                                   -------------           ----------               -----------
UNIT TRANSACTIONS:
 Purchases                               201,310              488,770                        --
 Net transfers                         3,465,559              104,928                    27,473
 Surrenders for benefit
  payments and fees                   (4,651,569)              (1,370)                 (200,273)
 Other transactions                           (5)                (285)                       (1)
 Death benefits                         (475,356)                  --                   (56,476)
 Net annuity transactions                     --                   --                        --
                                   -------------           ----------               -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (1,460,061)             592,043                  (229,277)
                                   -------------           ----------               -----------
 Net increase (decrease) in
  net assets                          (1,747,336)             586,773                  (310,168)
NET ASSETS:
 Beginning of year                    35,280,469                   --                   758,435
                                   -------------           ----------               -----------
 End of year                         $33,533,133             $586,773                  $448,267
                                   =============           ==========               ===========

                                    BLACKROCK             BLACKROCK         UIF MID CAP
                                    LARGE CAP               EQUITY            GROWTH
                                 GROWTH V.I. FUND     DIVIDEND V.I. FUND     PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT (K)      SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(14,212)               $8,289          $(359,925)
 Net realized gain (loss) on
  security transactions                  95,498                   912          1,903,991
 Net realized gain on
  distributions                           2,699                 9,285             11,636
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (56,665)               29,403         (3,731,190)
                                   ------------          ------------      -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             27,320                47,889         (2,175,488)
                                   ------------          ------------      -------------
UNIT TRANSACTIONS:
 Purchases                                3,998             1,497,971            223,080
 Net transfers                          213,793               182,870            634,957
 Surrenders for benefit
  payments and fees                    (336,759)               (1,143)        (1,925,677)
 Other transactions                           1                   482                (90)
 Death benefits                         (10,359)                   --           (376,388)
 Net annuity transactions                    --                    --                 --
                                   ------------          ------------      -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (129,326)            1,680,180         (1,444,118)
                                   ------------          ------------      -------------
 Net increase (decrease) in
  net assets                           (102,006)            1,728,069         (3,619,606)
NET ASSETS:
 Beginning of year                    1,249,603                    --         29,986,902
                                   ------------          ------------      -------------
 End of year                         $1,147,597            $1,728,069        $26,367,296
                                   ============          ============      =============

(j)  Funded as of July 20, 2011.

(k) Funded as of July 1, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       INVESCO
                                   VAN KAMPEN V.I.        MORGAN STANLEY
                                       MID CAP             FOCUS GROWTH
                                     VALUE FUND             PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(133,750)             $(20,830)
 Net realized gain (loss) on
  security transactions                   221,015                11,824
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (253,011)              (98,216)
                                    -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (165,746)             (107,222)
                                    -------------          ------------
UNIT TRANSACTIONS:
 Purchases                                174,053                    --
 Net transfers                            244,970               196,260
 Surrenders for benefit
  payments and fees                    (1,039,977)             (162,012)
 Other transactions                           152                    --
 Death benefits                          (129,794)                   --
 Net annuity transactions                      --                    --
                                    -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (750,596)               34,248
                                    -------------          ------------
 Net increase (decrease) in
  net assets                             (916,342)              (72,974)
NET ASSETS:
 Beginning of year                     16,937,461             1,150,564
                                    -------------          ------------
 End of year                          $16,021,119            $1,077,590
                                    =============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MORGAN STANLEY       MORGAN STANLEY
                                    MULTI CAP              MID CAP          MORGAN STANLEY
                                      GROWTH               GROWTH          FLEXIBLE INCOME
                                    PORTFOLIO             PORTFOLIO           PORTFOLIO
                                 SUB-ACCOUNT (L)         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(49,589)            $(15,469)            $41,286
 Net realized gain (loss) on
  security transactions                 120,232               (5,059)             (4,368)
 Net realized gain on
  distributions                              --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (312,301)             (84,259)            (18,029)
                                   ------------          -----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (241,658)            (104,787)             18,889
                                   ------------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                7,644                  225                  --
 Net transfers                         (236,622)             245,478             152,612
 Surrenders for benefit
  payments and fees                    (397,003)            (124,456)            (82,093)
 Other transactions                          (6)                 (19)                 --
 Death benefits                        (113,958)                  --                  --
 Net annuity transactions                    --                   --                  --
                                   ------------          -----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (739,945)             121,228              70,519
                                   ------------          -----------          ----------
 Net increase (decrease) in
  net assets                           (981,603)              16,441              89,408
NET ASSETS:
 Beginning of year                    3,398,591              846,622             780,405
                                   ------------          -----------          ----------
 End of year                         $2,416,988             $863,063            $869,813
                                   ============          ===========          ==========

                                                            OPPENHEIMER
                                      BLACKROCK               CAPITAL              OPPENHEIMER
                                       CAPITAL              APPRECIATION        GLOBAL SECURITIES
                               APPRECIATION V.I. FUND         FUND/VA                FUND/VA
                                   SUB-ACCOUNT (K)          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,168                $(44,122)             $(177,048)
 Net realized gain (loss) on
  security transactions                      156                  81,329                257,297
 Net realized gain on
  distributions                           31,579                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (46,499)               (109,578)            (3,463,672)
                                    ------------            ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (12,596)                (72,371)            (3,383,423)
                                    ------------            ------------          -------------
UNIT TRANSACTIONS:
 Purchases                             1,333,645                  39,706                256,881
 Net transfers                           200,847                 132,666              1,545,441
 Surrenders for benefit
  payments and fees                       (1,083)               (196,710)            (1,699,818)
 Other transactions                         (618)                     26                    339
 Death benefits                               --                 (78,228)              (218,229)
 Net annuity transactions                     --                      --                     --
                                    ------------            ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,532,791                (102,540)              (115,386)
                                    ------------            ------------          -------------
 Net increase (decrease) in
  net assets                           1,520,195                (174,911)            (3,498,809)
NET ASSETS:
 Beginning of year                            --               2,800,542             32,002,764
                                    ------------            ------------          -------------
 End of year                          $1,520,195              $2,625,631            $28,503,955
                                    ============            ============          =============

(k) Funded as of July 1, 2011.

(l) Formerly Morgan Stanley -- Capital Opportunities Portfolio. Change effective April 29, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                              OPPENHEIMER
                                     OPPENHEIMER              MAIN STREET
                                     MAIN STREET           SMALL- & MID-CAP
                                       FUND/VA                  FUND/VA
                                     SUB-ACCOUNT            SUB-ACCOUNT (M)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(28,647)               $(342,760)
 Net realized gain (loss) on
  security transactions                    (7,159)               1,736,315
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (26,810)              (2,211,536)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (62,616)                (817,981)
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 14,317                  249,996
 Net transfers                          1,036,932               (1,661,294)
 Surrenders for benefit
  payments and fees                      (116,623)              (1,761,512)
 Other transactions                           (45)                      85
 Death benefits                           (53,227)                (289,051)
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       881,354               (3,461,776)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                              818,738               (4,279,757)
NET ASSETS:
 Beginning of year                      2,537,014               32,956,942
                                     ------------            -------------
 End of year                           $3,355,752              $28,677,185
                                     ============            =============

(m) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER          PUTNAM VT                PUTNAM VT
                                       VALUE            DIVERSIFIED              GLOBAL ASSET
                                      FUND/VA           INCOME FUND            ALLOCATION FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(12,442)          $8,430,281                $211,459
 Net realized gain (loss) on
  security transactions                    9,204             (521,192)                 37,508
 Net realized gain on
  distributions                               --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (110,937)         (12,259,471)               (376,047)
                                    ------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (114,175)          (4,350,382)               (127,080)
                                    ------------       --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 4,080              663,537                  67,195
 Net transfers                           446,964           (7,955,217)                 72,572
 Surrenders for benefit
  payments and fees                     (185,091)          (6,970,103)               (482,274)
 Other transactions                          (22)                 326                     (26)
 Death benefits                               --           (1,504,822)                (53,120)
 Net annuity transactions                     --                   --                      --
                                    ------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      265,931          (15,766,279)               (395,653)
                                    ------------       --------------            ------------
 Net increase (decrease) in
  net assets                             151,756          (20,116,661)               (522,733)
NET ASSETS:
 Beginning of year                     1,389,456          107,300,181               7,642,758
                                    ------------       --------------            ------------
 End of year                          $1,541,212          $87,183,520              $7,120,025
                                    ============       ==============            ============

                                     PUTNAM VT               PUTNAM VT
                                   INTERNATIONAL           INTERNATIONAL            PUTNAM VT
                                     VALUE FUND             EQUITY FUND          INVESTORS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $13,240                 $25,043                 $352
 Net realized gain (loss) on
  security transactions                      958                  10,951                 (585)
 Net realized gain on
  distributions                               --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (230,058)               (316,512)                 256
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (215,860)               (280,518)                  23
                                    ------------            ------------            ---------
UNIT TRANSACTIONS:
 Purchases                                   924                   8,166                6,628
 Net transfers                            69,478                 115,059               11,589
 Surrenders for benefit
  payments and fees                      (31,657)               (118,122)                (235)
 Other transactions                        1,363                      20                   12
 Death benefits                               --                  (4,353)                  --
 Net annuity transactions                     --                      --                   --
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       40,108                     770               17,994
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets                            (175,752)               (279,748)              18,017
NET ASSETS:
 Beginning of year                     1,414,119               1,530,117               52,641
                                    ------------            ------------            ---------
 End of year                          $1,238,367              $1,250,369              $70,658
                                    ============            ============            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     PUTNAM VT
                                     SMALL CAP             PUTNAM VT
                                     VALUE FUND           VOYAGER FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(33,461)              $(8,210)
 Net realized gain (loss) on
  security transactions                  (97,450)               (3,918)
 Net realized gain on
  distributions                               --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (208,258)             (202,876)
                                    ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (339,169)             (215,004)
                                    ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                 8,893             1,170,149
 Net transfers                         1,128,699               635,770
 Surrenders for benefit
  payments and fees                     (226,259)              (25,656)
 Other transactions                          (43)                  185
 Death benefits                           (6,366)                   --
 Net annuity transactions                     --                    --
                                    ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      904,924             1,780,448
                                    ------------          ------------
 Net increase (decrease) in
  net assets                             565,755             1,565,444
NET ASSETS:
 Beginning of year                     2,233,268               513,917
                                    ------------          ------------
 End of year                          $2,799,023            $2,079,361
                                    ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT             PIMCO                PIMCO
                                   EQUITY            ALL ASSET          EQS PATHFINDER
                                INCOME FUND             FUND                 FUND
                                SUB-ACCOUNT       SUB-ACCOUNT (N)      SUB-ACCOUNT (K)
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $4,552              $8,311                 $(819)
 Net realized gain (loss)
  on security transactions            2,126                  (2)                  221
 Net realized gain on
  distributions                          --                  --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (13,301)             (8,102)                3,227
                                 ----------          ----------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (6,623)                207                 2,629
                                 ----------          ----------          ------------
UNIT TRANSACTIONS:
 Purchases                          138,363             235,070             1,123,037
 Net transfers                      287,124              79,043               152,397
 Surrenders for benefit
  payments and fees                 (24,157)             (2,705)                 (944)
 Other transactions                    (632)                 --                  (196)
 Death benefits                          --                  --                    --
 Net annuity transactions                --                  --                    --
                                 ----------          ----------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 400,698             311,408             1,274,294
                                 ----------          ----------          ------------
 Net increase (decrease) in
  net assets                        394,075             311,615             1,276,923
NET ASSETS:
 Beginning of year                  489,319                  --                    --
                                 ----------          ----------          ------------
 End of year                       $883,394            $311,615            $1,276,923
                                 ==========          ==========          ============

                                   PIMCO
                                   GLOBAL          JENNISON 20/20
                                MULTI-ASSET            FOCUS
                                    FUND             PORTFOLIO
                              SUB-ACCOUNT (O)       SUB-ACCOUNT
---------------------------  --------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(138)            $(9,097)
 Net realized gain (loss)
  on security transactions               (4)             20,934
 Net realized gain on
  distributions                       1,662                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               (7,877)            (41,382)
                                 ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         (6,357)            (29,545)
                                 ----------          ----------
UNIT TRANSACTIONS:
 Purchases                           91,215                  84
 Net transfers                      179,899              66,500
 Surrenders for benefit
  payments and fees                      --              (6,153)
 Other transactions                       2                  --
 Death benefits                          --             (41,478)
 Net annuity transactions                --                  --
                                 ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 271,116              18,953
                                 ----------          ----------
 Net increase (decrease) in
  net assets                        264,759             (10,592)
NET ASSETS:
 Beginning of year                       --             523,269
                                 ----------          ----------
 End of year                       $264,759            $512,677
                                 ==========          ==========

(k) Funded as of July 1, 2011.

(n) Funded as of July 18, 2011.

(o) Funded as of July 12, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                           PRUDENTIAL
                                      JENNISON               VALUE
                                     PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,828)              $(4,276)
 Net realized gain (loss) on
  security transactions                   2,829                11,152
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (4,210)              (28,533)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (3,209)              (21,657)
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                    84
 Net transfers                           (7,986)               35,834
 Surrenders for benefit
  payments and fees                     (44,542)               (6,491)
 Other transactions                          --                     1
 Death benefits                         (11,908)              (48,310)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (64,436)              (18,882)
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            (67,645)              (40,539)
NET ASSETS:
 Beginning of year                      106,650               325,053
                                     ----------            ----------
 End of year                            $39,005              $284,514
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PRUDENTIAL               INVESCO
                                     SERIES             VAN KAMPEN V.I.             INVESCO
                                  INTERNATIONAL           GROWTH AND            VAN KAMPEN V.I.
                                     GROWTH               INCOME FUND            COMSTOCK FUND
                                 SUB-ACCOUNT (P)          SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(553)                $(94,621)                $(9,697)
 Net realized gain (loss) on
  security transactions                   (47)               1,050,830                 (66,204)
 Net realized gain on
  distributions                            --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (5,815)              (2,259,436)                (28,764)
                                    ---------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (6,415)              (1,303,227)               (104,665)
                                    ---------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                  228,924                     800
 Net transfers                         35,833                 (464,722)                (35,147)
 Surrenders for benefit
  payments and fees                        --               (4,238,044)               (233,316)
 Other transactions                        --                    1,186                       1
 Death benefits                            --                 (890,473)                (17,354)
 Net annuity transactions                  --                       --                      --
                                    ---------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    35,833               (5,363,129)               (285,016)
                                    ---------            -------------            ------------
 Net increase (decrease) in
  net assets                           29,418               (6,666,356)               (389,681)
NET ASSETS:
 Beginning of year                         --               55,919,948               3,105,136
                                    ---------            -------------            ------------
 End of year                          $29,418              $49,253,592              $2,715,455
                                    =========            =============            ============

                                       INVESCO                WELLS FARGO
                                   VAN KAMPEN V.I.            ADVANTAGE VT
                                       CAPITAL                INDEX ASSET
                                     GROWTH FUND            ALLOCATION FUND
                                  SUB-ACCOUNT (F)(Q)          SUB-ACCOUNT
-----------------------------  ------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(827,358)                 $9,509
 Net realized gain (loss) on
  security transactions                  6,854,635                  (8,860)
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,128,714)                 41,816
                                    --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (4,101,437)                 42,465
                                    --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 366,275                   2,570
 Net transfers                          19,031,374                 (22,103)
 Surrenders for benefit
  payments and fees                    (10,246,210)               (183,294)
 Other transactions                            860                     705
 Death benefits                           (733,768)                 (5,492)
 Net annuity transactions                   (9,615)                     --
                                    --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      8,408,916                (207,614)
                                    --------------            ------------
 Net increase (decrease) in
  net assets                             4,307,479                (165,149)
NET ASSETS:
 Beginning of year                      32,321,817               1,058,972
                                    --------------            ------------
 End of year                           $36,629,296                $893,823
                                    ==============            ============

(f)  Funded as of April 29, 2011.

(p) Funded as of January 12, 2011.

(q) Effective April 29, 2011 Invesco V.I. Large Cap Growth Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT             ADVANTAGE VT
                                     TOTAL RETURN              INTRINSIC
                                       BOND FUND               VALUE FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $51,473                $(37,881)
 Net realized gain (loss) on
  security transactions                     36,823                  49,765
 Net realized gain on
  distributions                            257,841                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               47,468                (113,622)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               393,605                (101,738)
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  68,856                  12,260
 Net transfers                             (89,446)               (144,114)
 Surrenders for benefit
  payments and fees                       (973,887)               (413,089)
 Other transactions                            562                      78
 Death benefits                            (78,779)                (91,386)
 Net annuity transactions                       --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,072,694)               (636,251)
                                     -------------            ------------
 Net increase (decrease) in
  net assets                              (679,089)               (737,989)
NET ASSETS:
 Beginning of year                       6,596,959               3,419,265
                                     -------------            ------------
 End of year                            $5,917,870              $2,681,276
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT            WELLS FARGO
                                   INTERNATIONAL             SMALL CAP              ADVANTAGE VT
                                    EQUITY FUND             GROWTH FUND            DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(25,353)               $(51,067)               $(35,157)
 Net realized gain (loss) on
  security transactions                   38,714                 (63,668)                 44,111
 Net realized gain on
  distributions                           73,308                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (318,820)                (60,331)                (33,706)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (232,151)               (175,066)                (24,752)
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 5,364                   3,413                      --
 Net transfers                            75,478                (144,988)               (215,360)
 Surrenders for benefit
  payments and fees                     (277,630)               (424,799)                (49,137)
 Other transactions                       (3,029)                     60                      11
 Death benefits                          (67,600)                (44,146)                     --
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (267,417)               (610,460)               (264,486)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            (499,568)               (785,526)               (289,238)
NET ASSETS:
 Beginning of year                     1,886,410               3,274,796               1,890,354
                                    ------------            ------------            ------------
 End of year                          $1,386,842              $2,489,270              $1,601,116
                                    ============            ============            ============

                                    WELLS FARGO
                                   ADVANTAGE VT           WELLS FARGO
                                     SMALL CAP            ADVANTAGE VT
                                    VALUE FUND          OPPORTUNITY FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (R)
-----------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(5,508)              $(5,507)
 Net realized gain (loss) on
  security transactions                  28,282               (18,419)
 Net realized gain on
  distributions                              --                19,870
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (76,232)              (24,489)
                                    -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (53,458)              (28,545)
                                    -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                   136
 Net transfers                          (54,811)               23,568
 Surrenders for benefit
  payments and fees                     (42,618)               (3,655)
 Other transactions                          --                     5
 Death benefits                              --                    --
 Net annuity transactions                    --                    --
                                    -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (97,429)               20,054
                                    -----------            ----------
 Net increase (decrease) in
  net assets                           (150,887)               (8,491)
NET ASSETS:
 Beginning of year                      587,674               360,805
                                    -----------            ----------
 End of year                           $436,787              $352,314
                                    ===========            ==========

(r) Effective August 26, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH             INTERNATIONAL
                                   STRATEGY PORTFOLIO           VALUE PORTFOLIO
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $301,092                   $432,947
 Net realized gain (loss) on
  security transactions                      26,200                    447,287
 Net realized gain on
  distributions                                  --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             2,328,585                    581,493
                                      -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              2,655,877                  1,461,727
                                      -------------              -------------
UNIT TRANSACTIONS:
 Purchases                                1,488,231                    764,827
 Net transfers                            4,136,392                  2,508,435
 Surrenders for benefit
  payments and fees                      (2,070,169)                (2,246,589)
 Net annuity transactions                        --                         --
 Other                                         (250)                        --
                                      -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       3,554,204                  1,026,673
                                      -------------              -------------
 Net increase (decrease) in
  net assets                              6,210,081                  2,488,400
NET ASSETS:
 Beginning of year                       28,139,542                 37,579,414
                                      -------------              -------------
 End of year                            $34,349,623                $40,067,814
                                      =============              =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS                            ALLIANCEBERNSTEIN VPS
                                    SMALL/MID CAP       ALLIANCEBERNSTEIN VPS        INTERNATIONAL
                                   VALUE PORTFOLIO         VALUE PORTFOLIO         GROWTH PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(228,366)                 $2,437                  $21,629
 Net realized gain (loss) on
  security transactions                  (484,790)                 11,340                  154,628
 Net realized gain on
  distributions                                --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,436,725                  95,470                  829,940
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,723,569                 109,247                1,006,197
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,765,610                   8,855                  116,479
 Net transfers                          8,665,074                 (49,300)                (714,084)
 Surrenders for benefit
  payments and fees                      (726,185)                (29,558)                (402,636)
 Net annuity transactions                      --                      --                     (417)
 Other                                         --                      --                       --
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     9,704,499                 (70,003)              (1,000,658)
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                           12,428,068                  39,244                    5,539
NET ASSETS:
 Beginning of year                      9,182,618               1,211,305               10,578,825
                                    -------------            ------------            -------------
 End of year                          $21,610,686              $1,250,549              $10,584,364
                                    =============            ============            =============

                                     INVESCO V.I.             INVESCO V.I.              INVESCO V.I.
                                     BASIC VALUE                 CAPITAL                    CORE
                                         FUND               APPRECIATION FUND           EQUITY FUND
                                   SUB-ACCOUNT (1)           SUB-ACCOUNT (2)          SUB-ACCOUNT (3)
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,567,808)               $(596,279)              $(2,097,158)
 Net realized gain (loss) on
  security transactions                 10,116,732               (1,247,214)                1,530,677
 Net realized gain on
  distributions                                 --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,779,580)               8,095,032                16,629,485
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             5,769,344                6,251,539                16,063,004
                                    --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 875,306                  490,736                 1,138,968
 Net transfers                         (23,803,732)              (2,258,084)               (2,882,158)
 Surrenders for benefit
  payments and fees                    (17,162,141)              (7,823,961)              (33,233,041)
 Net annuity transactions                  (12,399)                 (10,773)                  (32,028)
 Other                                          --                       --                        --
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (40,102,966)              (9,602,082)              (35,008,259)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets                           (34,333,622)              (3,350,543)              (18,945,255)
NET ASSETS:
 Beginning of year                     141,583,993               56,104,041               239,994,420
                                    --------------            -------------            --------------
 End of year                          $107,250,371              $52,753,498              $221,049,165
                                    ==============            =============            ==============

(1)  Formerly AIM V.I. Basic Value Fund. Change effective April 30, 2010.

(2)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(3)  Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     INVESCO V.I.             INVESCO V.I.
                                      GOVERNMENT             INTERNATIONAL
                                    SECURITIES FUND           GROWTH FUND
                                    SUB-ACCOUNT (4)         SUB-ACCOUNT (5)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $22,556,265                $884,659
 Net realized gain (loss) on
  security transactions                   1,578,537              (3,724,459)
 Net realized gain on
  distributions                                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,670,412              23,494,392
                                    ---------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             28,805,214              20,654,592
                                    ---------------          --------------
UNIT TRANSACTIONS:
 Purchases                                5,574,140               4,913,241
 Net transfers                            2,147,058              (9,665,274)
 Surrenders for benefit
  payments and fees                    (126,431,138)            (19,928,718)
 Net annuity transactions                   (97,222)                (13,155)
 Other                                           --                      --
                                    ---------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (118,807,162)            (24,693,906)
                                    ---------------          --------------
 Net increase (decrease) in
  net assets                            (90,001,948)             (4,039,314)
NET ASSETS:
 Beginning of year                      807,517,157             224,332,816
                                    ---------------          --------------
 End of year                           $717,515,209            $220,293,502
                                    ===============          ==============

(4)  Formerly AIM V.I. Government Securities Fund. Change effective April 30,
     2010.

(5)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    INVESCO V.I.            INVESCO V.I.           INVESCO V.I.
                                    MID CAP CORE             SMALL CAP               LARGE CAP
                                    EQUITY FUND             EQUITY FUND             GROWTH FUND
                                  SUB-ACCOUNT (6)         SUB-ACCOUNT (7)         SUB-ACCOUNT (8)
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(3,321,636)            $(2,401,058)             $(424,748)
 Net realized gain (loss) on
  security transactions                 2,994,356              (1,985,380)                49,150
 Net realized gain on
  distributions                                --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          29,125,444              33,926,309              4,550,169
                                   --------------          --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           28,798,164              29,539,871              4,174,571
                                   --------------          --------------          -------------
UNIT TRANSACTIONS:
 Purchases                              1,628,398               3,439,911                276,941
 Net transfers                         (3,989,814)             10,075,451                 42,137
 Surrenders for benefit
  payments and fees                   (38,149,914)            (16,333,698)            (4,203,641)
 Net annuity transactions                  20,468                  (1,777)                    (2)
 Other                                         --                      --                     --
                                   --------------          --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (40,490,862)             (2,820,113)            (3,884,565)
                                   --------------          --------------          -------------
 Net increase (decrease) in
  net assets                          (11,692,698)             26,719,758                290,006
NET ASSETS:
 Beginning of year                    275,873,635             120,693,959             32,031,811
                                   --------------          --------------          -------------
 End of year                         $264,180,937            $147,413,717            $32,321,817
                                   ==============          ==============          =============

                                   INVESCO V.I.           INVESCO V.I.           AMERICAN FUNDS
                                      CAPITAL                GLOBAL                  GLOBAL
                                 DEVELOPMENT FUND       MULTI-ASSET FUND           BOND FUND
                                  SUB-ACCOUNT (9)       SUB-ACCOUNT (10)          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(172,542)             $(155,892)             $3,374,750
 Net realized gain (loss) on
  security transactions                  345,358                    788                  48,271
 Net realized gain on
  distributions                               --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,288,575              1,314,885               6,079,511
                                   -------------          -------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,461,391              1,159,781               9,502,532
                                   -------------          -------------          --------------
UNIT TRANSACTIONS:
 Purchases                               154,126              1,684,153               2,919,109
 Net transfers                         1,202,181              1,300,608              24,927,499
 Surrenders for benefit
  payments and fees                   (1,150,900)              (692,308)            (40,176,978)
 Net annuity transactions                     --                     --                   9,761
 Other                                        --                     --                      --
                                   -------------          -------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      205,407              2,292,453             (12,320,609)
                                   -------------          -------------          --------------
 Net increase (decrease) in
  net assets                           1,666,798              3,452,234              (2,818,077)
NET ASSETS:
 Beginning of year                     8,577,553             10,581,328             300,655,023
                                   -------------          -------------          --------------
 End of year                         $10,244,351            $14,033,562            $297,836,946
                                   =============          =============          ==============

(6)  Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30,
     2010.

(7)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

(8)  Formerly AIM V.I. Large Cap Growth Fund. Change effective April 30, 2010.

(9)  Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(10) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                        GLOBAL          AMERICAN FUNDS
                                      GROWTH AND             ASSET
                                     INCOME FUND        ALLOCATION FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $4,984,800           $2,563,570
 Net realized gain (loss) on
  security transactions               (11,409,255)          (3,162,695)
 Net realized gain on
  distributions                                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          55,457,512          124,094,215
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           49,033,057          123,495,090
                                     ------------       --------------
UNIT TRANSACTIONS:
 Purchases                              3,656,723            5,678,051
 Net transfers                         (7,624,131)         (16,999,074)
 Surrenders for benefit
  payments and fees                   (54,891,676)        (164,165,097)
 Net annuity transactions                  15,950             (129,367)
 Other                                         --                   --
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (58,843,134)        (175,615,487)
                                     ------------       --------------
 Net increase (decrease) in
  net assets                           (9,810,077)         (52,120,397)
NET ASSETS:
 Beginning of year                    563,375,596        1,315,830,916
                                     ------------       --------------
 End of year                         $553,565,519       $1,263,710,519
                                     ============       ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               AMERICAN FUNDS
                                  BLUE CHIP                                      AMERICAN FUNDS
                                 INCOME AND           AMERICAN FUNDS                 GLOBAL
                                 GROWTH FUND            BOND FUND                 GROWTH FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(455,039)           $14,524,989               $(1,471,939)
 Net realized gain (loss) on
  security transactions             (9,278,317)             3,117,007                 2,775,955
 Net realized gain on
  distributions                             --                     --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       83,081,999             38,667,029                43,464,656
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        73,348,643             56,309,025                44,768,672
                               ---------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                           4,418,376              9,553,850                 3,169,455
 Net transfers                     (15,583,527)            33,882,586               (30,380,343)
 Surrenders for benefit
  payments and fees                (96,655,550)          (177,035,373)              (60,999,435)
 Net annuity transactions               (3,341)                55,386                    75,290
 Other                                      --                     --                        --
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (107,824,042)          (133,543,551)              (88,135,033)
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets                       (34,475,399)           (77,234,526)              (43,366,361)
NET ASSETS:
 Beginning of year                 802,148,242          1,210,172,832               564,442,292
                               ---------------       ----------------            --------------
 End of year                      $767,672,843         $1,132,938,306              $521,075,931
                               ===============       ================            ==============


                                AMERICAN FUNDS              AMERICAN FUNDS             AMERICAN FUNDS
                                 GROWTH FUND              GROWTH-INCOME FUND         INTERNATIONAL FUND
                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(28,645,818)                $(7,933,354)                $1,881,462
 Net realized gain (loss) on
  security transactions             (62,135,045)                (53,428,080)               (12,886,853)
 Net realized gain on
  distributions                              --                          --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       498,378,885                 298,492,068                 49,183,390
                               ----------------            ----------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                        407,598,022                 237,130,634                 38,177,999
                               ----------------            ----------------            ---------------
UNIT TRANSACTIONS:
 Purchases                           16,236,477                  15,435,585                  6,359,243
 Net transfers                     (121,154,993)                (98,227,836)               (23,808,812)
 Surrenders for benefit
  payments and fees                (330,399,633)               (329,513,095)               (97,104,233)
 Net annuity transactions                15,086                     147,390                    142,141
 Other                                       --                          --                         --
                               ----------------            ----------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (435,303,063)               (412,157,956)              (114,411,661)
                               ----------------            ----------------            ---------------
 Net increase (decrease) in
  net assets                        (27,705,041)               (175,027,322)               (76,233,662)
NET ASSETS:
 Beginning of year                2,810,286,971               2,873,227,510                892,966,418
                               ----------------            ----------------            ---------------
 End of year                     $2,782,581,930              $2,698,200,188               $816,732,756
                               ================            ================            ===============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                     AMERICAN FUNDS             GLOBAL SMALL
                                     NEW WORLD FUND         CAPITALIZATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(805,317)                $(276,770)
 Net realized gain (loss) on
  security transactions                   3,038,418                   273,673
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            57,721,091                68,894,084
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             59,954,192                68,890,987
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                2,971,502                 3,085,518
 Net transfers                           22,596,056               (13,455,743)
 Surrenders for benefit
  payments and fees                     (48,933,982)              (46,177,368)
 Net annuity transactions                    60,098                    (5,979)
 Other                                           --                        --
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (23,306,326)              (56,553,572)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                             36,647,866                12,337,415
NET ASSETS:
 Beginning of year                      420,801,786               392,264,008
                                     --------------            --------------
 End of year                           $457,449,652              $404,601,423
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO
                                    ADVANTAGE VT            FIDELITY VIP       FIDELITY VIP
                                       OMEGA                   GROWTH           CONTRAFUND
                                    GROWTH FUND              PORTFOLIO           PORTFOLIO
                                  SUB-ACCOUNT (11)          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(21,875)               $(59,744)          $(440,821)
 Net realized gain (loss) on
  security transactions                  (78,632)                438,015           1,001,953
 Net realized gain on
  distributions                               --                  12,646              39,174
 Net unrealized appreciation
  (depreciation) of
  investments during the year            329,461                 416,297          11,499,942
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             228,954                 807,214          12,100,248
                                    ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 2,959                  22,244           2,878,011
 Net transfers                          (242,860)               (655,885)          2,571,958
 Surrenders for benefit
  payments and fees                     (158,781)               (260,168)         (5,917,543)
 Net annuity transactions                     --                      --                  --
 Other                                        --                      --                  --
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (398,682)               (893,809)           (467,574)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets                            (169,728)                (86,595)         11,632,674
NET ASSETS:
 Beginning of year                     2,210,046               4,141,042          82,127,987
                                    ------------            ------------       -------------
 End of year                          $2,040,318              $4,054,447         $93,760,661
                                    ============            ============       =============

                                                                                      FIDELITY VIP
                                    FIDELITY VIP             FIDELITY VIP           DYNAMIC CAPITAL
                                       MID CAP             VALUE STRATEGIES           APPRECIATION
                                      PORTFOLIO                PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(1,190,089)               $(102,856)               $(21,180)
 Net realized gain (loss) on
  security transactions                   838,610                  343,793                  74,003
 Net realized gain on
  distributions                           264,730                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          19,435,720                  947,681                 198,796
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           19,348,971                1,188,618                 251,619
                                    -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              5,000,083                  149,511                   6,847
 Net transfers                          1,864,092               (1,754,784)                660,967
 Surrenders for benefit
  payments and fees                    (4,479,894)                (343,384)                (67,494)
 Net annuity transactions                      --                       --                      --
 Other                                         --                       --                      --
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,384,281               (1,948,657)                600,320
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets                           21,733,252                 (760,039)                851,939
NET ASSETS:
 Beginning of year                     72,872,680                6,639,905               1,015,690
                                    -------------            -------------            ------------
 End of year                          $94,605,932               $5,879,866              $1,867,629
                                    =============            =============            ============

(11) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with newly created Wells Fargo Advantage VT Omega Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                              FRANKLIN
                                    FIDELITY VIP               RISING
                                  STRATEGIC INCOME           DIVIDENDS
                                     PORTFOLIO            SECURITIES FUND
                                  SUB-ACCOUNT (12)          SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $12,948               $(1,060,714)
 Net realized gain (loss) on
  security transactions                    (118)               (7,008,439)
 Net realized gain on
  distributions                           8,044                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (5,069)              129,290,019
                                     ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             15,805               121,220,866
                                     ----------            --------------
UNIT TRANSACTIONS:
 Purchases                              108,345                 4,648,951
 Net transfers                          241,049                27,139,307
 Surrenders for benefit
  payments and fees                        (652)              (77,847,831)
 Net annuity transactions                    --                    30,987
 Other                                       --                        --
                                     ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     348,742               (46,028,586)
                                     ----------            --------------
 Net increase (decrease) in
  net assets                            364,547                75,192,280
NET ASSETS:
 Beginning of year                           --               689,906,815
                                     ----------            --------------
 End of year                           $364,547              $765,099,095
                                     ==========            ==============

(12) Funded as of February 22, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              FRANKLIN                 FRANKLIN
                                   FRANKLIN                  LARGE CAP                  GLOBAL
                                    INCOME                     GROWTH                 REAL ESTATE
                               SECURITIES FUND            SECURITIES FUND           SECURITIES FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $107,439,150               $(1,391,973)                $101,288
 Net realized gain (loss) on
  security transactions               1,760,978                (1,946,939)                (242,711)
 Net realized gain on
  distributions                              --                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       110,637,885                15,536,142                1,670,622
                               ----------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        219,838,013                12,197,230                1,529,199
                               ----------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                           22,151,239                   858,190                    5,058
 Net transfers                      (21,786,332)               (3,212,781)                  18,606
 Surrenders for benefit
  payments and fees                (249,705,842)              (17,763,241)              (1,310,189)
 Net annuity transactions              (121,688)                  (11,767)                  (1,234)
 Other                                      190                        --                       --
                               ----------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (249,462,433)              (20,129,599)              (1,287,759)
                               ----------------            --------------            -------------
 Net increase (decrease) in
  net assets                        (29,624,420)               (7,932,369)                 241,440
NET ASSETS:
 Beginning of year                2,216,727,164               144,387,367                9,000,416
                               ----------------            --------------            -------------
 End of year                     $2,187,102,744              $136,454,998               $9,241,856
                               ================            ==============            =============

                                       FRANKLIN                  FRANKLIN             FRANKLIN
                                    SMALL-MID CAP               SMALL CAP             STRATEGIC
                                        GROWTH                    VALUE                INCOME
                                   SECURITIES FUND           SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(5,236,569)                $(791,239)          $28,750,209
 Net realized gain (loss) on
  security transactions                   (831,378)               (2,331,229)            8,391,037
 Net realized gain on
  distributions                                 --                        --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           72,583,303                19,173,945            47,390,303
                                    --------------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                            66,515,356                16,051,477            84,531,549
                                    --------------            --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                               2,467,022                 2,368,401            13,165,762
 Net transfers                          10,411,079                42,730,493            70,043,206
 Surrenders for benefit
  payments and fees                    (37,558,725)               (8,398,520)         (125,826,402)
 Net annuity transactions                   24,408                    22,865                29,838
 Other                                          --                        --                   237
                                    --------------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (24,656,216)               36,723,239           (42,587,359)
                                    --------------            --------------       ---------------
 Net increase (decrease) in
  net assets                            41,859,140                52,774,716            41,944,190
NET ASSETS:
 Beginning of year                     289,505,463                55,570,910           925,656,939
                                    --------------            --------------       ---------------
 End of year                          $331,364,603              $108,345,626          $967,601,129
                                    ==============            ==============       ===============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                              TEMPLETON
                                                              DEVELOPING
                                 MUTUAL SHARES                 MARKETS
                                SECURITIES FUND            SECURITIES FUND
                                  SUB-ACCOUNT                SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(1,960,029)                $(186,532)
 Net realized gain (loss) on
  security transactions              (25,044,050)                7,070,260
 Net realized gain on
  distributions                               --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        134,188,163                22,808,917
                                ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         107,184,084                29,692,645
                                ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                            14,979,750                 2,470,673
 Net transfers                       (29,735,523)                1,108,050
 Surrenders for benefit
  payments and fees                 (145,219,849)              (26,261,744)
 Net annuity transactions                 67,774                   (11,911)
 Other                                        --                        --
                                ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (159,907,848)              (22,694,932)
                                ----------------            --------------
 Net increase (decrease) in
  net assets                         (52,723,764)                6,997,713
NET ASSETS:
 Beginning of year                 1,274,585,592               235,582,011
                                ----------------            --------------
 End of year                      $1,221,861,828              $242,579,724
                                ================            ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     TEMPLETON               TEMPLETON              TEMPLETON
                                      FOREIGN              GLOBAL ASSET               GROWTH
                                  SECURITIES FUND         ALLOCATION FUND        SECURITIES FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (13)          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $146,127               $249,414             $(2,202,542)
 Net realized gain (loss) on
  security transactions                (6,439,586)            (7,640,707)            (30,006,449)
 Net realized gain on
  distributions                                --                454,059                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          31,390,791              7,129,692              60,443,374
                                   --------------          -------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           25,097,332                192,458              28,234,383
                                   --------------          -------------          --------------
UNIT TRANSACTIONS:
 Purchases                              5,563,102                 83,130               6,308,509
 Net transfers                          1,177,584             (8,015,020)            (22,329,419)
 Surrenders for benefit
  payments and fees                   (56,267,576)              (627,888)            (68,189,678)
 Net annuity transactions                 (28,809)                (2,052)                (18,066)
 Other                                         --                     --                      --
                                   --------------          -------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (49,555,699)            (8,561,830)            (84,228,654)
                                   --------------          -------------          --------------
 Net increase (decrease) in
  net assets                          (24,458,367)            (8,369,372)            (55,994,271)
NET ASSETS:
 Beginning of year                    464,064,550              8,369,372             634,592,844
                                   --------------          -------------          --------------
 End of year                         $439,606,183                   $ --            $578,598,573
                                   ==============          =============          ==============

                                                             FRANKLIN               FRANKLIN
                                       MUTUAL                FLEX CAP               LARGE CAP
                                  GLOBAL DISCOVERY            GROWTH                  VALUE
                                  SECURITIES FUND         SECURITIES FUND        SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(2,753,624)             $(961,410)               $33,697
 Net realized gain (loss) on
  security transactions                (4,106,194)              (209,409)               (82,224)
 Net realized gain on
  distributions                                --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          65,200,846              8,212,086              3,060,188
                                   --------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           58,341,028              7,041,267              3,011,661
                                   --------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                              6,969,643                398,657                203,946
 Net transfers                            361,769              2,153,519              3,850,265
 Surrenders for benefit
  payments and fees                   (62,603,169)            (6,121,334)            (2,841,756)
 Net annuity transactions                  74,758                (11,968)                (1,618)
 Other                                        332                     --                     --
                                   --------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (55,196,667)            (3,581,126)             1,210,837
                                   --------------          -------------          -------------
 Net increase (decrease) in
  net assets                            3,144,361              3,460,141              4,222,498
NET ASSETS:
 Beginning of year                    622,592,616             57,258,381             26,397,874
                                   --------------          -------------          -------------
 End of year                         $625,736,977            $60,718,522            $30,620,372
                                   ==============          =============          =============

(13) Effective April 30, 2010 Templeton Global Asset Allocation Fund was liquidated.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       TEMPLETON            HARTFORD
                                      GLOBAL BOND           ADVISERS
                                    SECURITIES FUND         HLS FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(180,027)            $(4,088)
 Net realized gain (loss) on
  security transactions                      78,545             103,888
 Net realized gain on
  distributions                             310,394                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            13,534,727           1,178,047
                                     --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             13,743,639           1,277,847
                                     --------------       -------------
UNIT TRANSACTIONS:
 Purchases                               11,042,453             789,267
 Net transfers                           20,441,647           1,839,067
 Surrenders for benefit
  payments and fees                      (7,680,456)           (814,862)
 Net annuity transactions                        --                  --
 Other                                           --                (250)
                                     --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      23,803,644           1,813,222
                                     --------------       -------------
 Net increase (decrease) in
  net assets                             37,547,283           3,091,069
NET ASSETS:
 Beginning of year                       98,263,968          10,831,382
                                     --------------       -------------
 End of year                           $135,811,251         $13,922,451
                                     ==============       =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD             HARTFORD             HARTFORD
                                   TOTAL               CAPITAL              DIVIDEND
                                RETURN BOND          APPRECIATION          AND GROWTH
                                  HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $20,153,372          $(4,825,810)          $2,739,668
 Net realized gain (loss) on
  security transactions               995,188            4,227,570              719,449
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      17,169,107          105,999,633           48,664,020
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       38,317,667          105,401,393           52,123,137
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                         52,771,343           42,784,565           31,690,132
 Net transfers                     87,280,917           45,067,542           49,656,607
 Surrenders for benefit
  payments and fees               (46,907,358)         (45,495,513)         (28,658,556)
 Net annuity transactions                (148)                (818)                (151)
 Other                                     --                   --                   --
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                93,144,754           42,355,776           52,688,032
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                      131,462,421          147,757,169          104,811,169
NET ASSETS:
 Beginning of year                593,460,287          659,065,133          396,534,660
                               --------------       --------------       --------------
 End of year                     $724,922,708         $806,822,302         $501,345,829
                               ==============       ==============       ==============

                                                                                HARTFORD
                                     HARTFORD               HARTFORD          DISCIPLINED
                                 GLOBAL RESEARCH         GLOBAL GROWTH           EQUITY
                                     HLS FUND               HLS FUND            HLS FUND
                                 SUB-ACCOUNT (14)         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,329)               $(19,737)           $(108,661)
 Net realized gain (loss) on
  security transactions                  4,987                  32,014              282,034
 Net realized gain on
  distributions                             --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           79,736                 157,735           11,594,560
                                    ----------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            82,394                 170,012           11,767,933
                                    ----------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                              74,679                 111,206            7,198,811
 Net transfers                          58,349                 149,607           11,287,558
 Surrenders for benefit
  payments and fees                    (56,137)                (84,667)          (5,186,718)
 Net annuity transactions                   --                      --                   --
 Other                                      --                      --                   --
                                    ----------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     76,891                 176,146           13,299,651
                                    ----------            ------------       --------------
 Net increase (decrease) in
  net assets                           159,285                 346,158           25,067,584
NET ASSETS:
 Beginning of year                     578,301               1,501,314           78,491,692
                                    ----------            ------------       --------------
 End of year                          $737,586              $1,847,472         $103,559,276
                                    ==========            ============       ==============

(14) Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                          HARTFORD
                                      HARTFORD             GROWTH
                                       GROWTH          OPPORTUNITIES
                                      HLS FUND            HLS FUND
                                  SUB-ACCOUNT (15)      SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(212,966)        $(2,206,480)
 Net realized gain (loss) on
  security transactions                   496,988             759,267
 Net realized gain on
  distributions                                --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,340,788          25,902,224
                                    -------------      --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,624,810          24,455,011
                                    -------------      --------------
UNIT TRANSACTIONS:
 Purchases                              1,425,644          10,999,270
 Net transfers                          5,097,662          13,627,122
 Surrenders for benefit
  payments and fees                    (1,457,210)         (8,536,912)
 Net annuity transactions                      --                  --
 Other                                         --                  --
                                    -------------      --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     5,066,096          16,089,480
                                    -------------      --------------
 Net increase (decrease) in
  net assets                            8,690,906          40,544,491
NET ASSETS:
 Beginning of year                     15,634,716         133,087,759
                                    -------------      --------------
 End of year                          $24,325,622        $173,632,250
                                    =============      ==============

(15) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                            HARTFORD
                                 HARTFORD              HARTFORD           INTERNATIONAL
                                HIGH YIELD              INDEX             OPPORTUNITIES
                                 HLS FUND              HLS FUND             HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT (16)     SUB-ACCOUNT (17)
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(438,828)             $1,325               $(61,447)
 Net realized gain (loss) on
  security transactions              134,561                  19                 49,635
 Net realized gain on
  distributions                           --                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      6,320,151              11,619              3,856,181
                               -------------          ----------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       6,015,884              12,963              3,844,369
                               -------------          ----------          -------------
UNIT TRANSACTIONS:
 Purchases                         6,656,197              89,700              1,684,568
 Net transfers                    17,613,415              14,529              1,940,181
 Surrenders for benefit
  payments and fees               (3,743,851)                 (3)            (1,620,868)
 Net annuity transactions                 --                  --                     --
 Other                                    95                  --                     --
                               -------------          ----------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               20,525,856             104,226              2,003,881
                               -------------          ----------          -------------
 Net increase (decrease) in
  net assets                      26,541,740             117,189              5,848,250
NET ASSETS:
 Beginning of year                33,366,703                  --             28,106,203
                               -------------          ----------          -------------
 End of year                     $59,908,443            $117,189            $33,954,453
                               =============          ==========          =============

                                     HARTFORD
                                   SMALL/MID CAP          HARTFORD                HARTFORD
                                      EQUITY            MONEY MARKET            SMALL COMPANY
                                     HLS FUND             HLS FUND                HLS FUND
                                 SUB-ACCOUNT (18)       SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(86,084)         $(15,653,112)             $(197,835)
 Net realized gain (loss) on
  security transactions                  411,083                    --                482,580
 Net realized gain on
  distributions                               --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,857,223                    --              2,186,182
                                   -------------      ----------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           2,182,222           (15,653,112)             2,470,927
                                   -------------      ----------------          -------------
UNIT TRANSACTIONS:
 Purchases                               332,836            21,649,359                461,320
 Net transfers                          (203,006)          192,874,079             (1,293,800)
 Surrenders for benefit
  payments and fees                     (420,416)         (467,491,141)              (789,300)
 Net annuity transactions                     --               274,728                     --
 Other                                        --                    --                     --
                                   -------------      ----------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (290,586)         (252,692,975)            (1,621,780)
                                   -------------      ----------------          -------------
 Net increase (decrease) in
  net assets                           1,891,636          (268,346,087)               849,147
NET ASSETS:
 Beginning of year                     9,718,275         1,000,952,621             12,865,101
                                   -------------      ----------------          -------------
 End of year                         $11,609,911          $732,606,534            $13,714,248
                                   =============      ================          =============

(16) Funded as of March 8, 2010.

(17) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(18) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                       HARTFORD                HARTFORD
                                   SMALLCAP GROWTH              STOCK
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(84,249)               $(10,084)
 Net realized gain (loss) on
  security transactions                    20,517                  29,811
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,688,405                 214,678
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,624,673                 234,405
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                125,715                   1,195
 Net transfers                          2,910,253                (156,957)
 Surrenders for benefit
  payments and fees                      (213,732)               (127,589)
 Net annuity transactions                      --                      --
 Other                                         --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,822,236                (283,351)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                            4,446,909                 (48,946)
NET ASSETS:
 Beginning of year                      3,723,172               2,244,934
                                     ------------            ------------
 End of year                           $8,170,081              $2,195,988
                                     ============            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD
                                   U.S. GOVERNMENT             HARTFORD              AMERICAN FUNDS
                                     SECURITIES                  VALUE              ASSET ALLOCATION
                                      HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT (19)(20)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $1,619,753                  $21,464                  $32,788
 Net realized gain (loss) on
  security transactions                   (55,947)               1,931,773                  327,008
 Net realized gain on
  distributions                                --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (518,050)                 668,972                3,598,634
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,045,756                2,622,209                3,958,430
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,522,217                1,325,166                1,371,267
 Net transfers                          5,740,551                1,229,270                4,133,460
 Surrenders for benefit
  payments and fees                    (4,173,190)              (1,068,364)              (2,171,368)
 Net annuity transactions                      --                       --                     (332)
 Other                                         --                       --                       --
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     3,089,578                1,486,072                3,333,027
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                            4,135,334                4,108,281                7,291,457
NET ASSETS:
 Beginning of year                     43,863,750               19,533,865               38,878,300
                                    -------------            -------------            -------------
 End of year                          $47,999,084              $23,642,146              $46,169,757
                                    =============            =============            =============

                                   AMERICAN FUNDS
                                      BLUE CHIP
                                     INCOME AND              AMERICAN FUNDS           AMERICAN FUNDS
                                       GROWTH                     BOND                  GLOBAL BOND
                                      HLS FUND                  HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $300,130                $1,123,277                $(202,713)
 Net realized gain (loss) on
  security transactions                   496,529                   247,484                   67,363
 Net realized gain on
  distributions                                --                        --                   26,995
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,690,832                 5,544,727                1,102,223
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,487,491                 6,915,488                  993,868
                                    -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,031,281                 9,824,843                1,144,352
 Net transfers                          1,774,218                11,938,903                  499,963
 Surrenders for benefit
  payments and fees                    (1,326,819)              (10,411,588)              (2,475,618)
 Net annuity transactions                      --                    (2,569)                      --
 Other                                         --                        --                       --
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,478,680                11,349,589                 (831,303)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets                            3,966,171                18,265,077                  162,565
NET ASSETS:
 Beginning of year                     23,912,534               148,368,692               33,795,357
                                    -------------            --------------            -------------
 End of year                          $27,878,705              $166,633,769              $33,957,922
                                    =============            ==============            =============

(19) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

(20) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                     GLOBAL GROWTH           AMERICAN FUNDS
                                      AND INCOME              GLOBAL GROWTH
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $148,869                $(217,910)
 Net realized gain (loss) on
  security transactions                  1,173,874                  252,003
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,959,384                2,529,093
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             6,282,127                2,563,186
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               1,597,087                  989,465
 Net transfers                          (2,069,313)                 548,728
 Surrenders for benefit
  payments and fees                     (4,209,150)              (1,137,924)
 Net annuity transactions                     (399)                      --
 Other                                          --                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,681,775)                 400,269
                                     -------------            -------------
 Net increase (decrease) in
  net assets                             1,600,352                2,963,455
NET ASSETS:
 Beginning of year                      75,088,531               26,727,214
                                     -------------            -------------
 End of year                           $76,688,883              $29,690,669
                                     =============            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                    GLOBAL SMALL             AMERICAN FUNDS            AMERICAN FUNDS
                                   CAPITALIZATION                GROWTH                GROWTH-INCOME
                                      HLS FUND                  HLS FUND                  HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(886,816)              $(2,998,384)                $(493,576)
 Net realized gain (loss) on
  security transactions                   879,574                 1,963,001                   636,760
 Net realized gain on
  distributions                                --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          10,528,921                43,095,108                12,844,348
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           10,521,679                42,059,725                12,987,532
                                    -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                              3,591,811                13,876,459                 6,116,413
 Net transfers                         (1,289,991)                5,952,406                 1,814,052
 Surrenders for benefit
  payments and fees                    (3,176,244)              (15,700,368)               (8,536,472)
 Net annuity transactions                    (968)                   (2,763)                   (2,781)
 Other                                         --                        95                        --
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (875,392)                4,125,829                  (608,788)
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets                            9,646,287                46,185,554                12,378,744
NET ASSETS:
 Beginning of year                     53,538,564               248,475,238               139,993,210
                                    -------------            --------------            --------------
 End of year                          $63,184,851              $294,660,792              $152,371,954
                                    =============            ==============            ==============


                                    AMERICAN FUNDS           AMERICAN FUNDS           LORD ABBETT
                                    INTERNATIONAL               NEW WORLD             FUNDAMENTAL
                                       HLS FUND                 HLS FUND              EQUITY FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT (21)
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,065,622)               $(387,734)                 $(67)
 Net realized gain (loss) on
  security transactions                    877,091                  222,063                   615
 Net realized gain on
  distributions                            596,098                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           10,447,933                8,108,779                37,290
                                    --------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            10,855,500                7,943,108                37,838
                                    --------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                              12,058,076                3,123,769               188,643
 Net transfers                          17,264,638                2,674,614                73,269
 Surrenders for benefit
  payments and fees                     (9,838,971)              (2,699,689)                   --
 Net annuity transactions                   (1,411)                      --                    --
 Other                                          --                       --                    59
                                    --------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     19,482,332                3,098,694               261,971
                                    --------------            -------------            ----------
 Net increase (decrease) in
  net assets                            30,337,832               11,041,802               299,809
NET ASSETS:
 Beginning of year                     165,985,999               51,022,990                 7,609
                                    --------------            -------------            ----------
 End of year                          $196,323,831              $62,064,792              $307,418
                                    ==============            =============            ==========

(21) Formerly Lord Abbett All Value Fund. Change effective May 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      LORD ABBETT              LORD ABBETT
                                   CAPITAL STRUCTURE         BOND-DEBENTURE
                                         FUND                     FUND
                                   SUB-ACCOUNT (22)            SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $196,476               $3,359,122
 Net realized gain (loss) on
  security transactions                     47,935                  228,896
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,368,348                3,971,013
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,612,759                7,559,031
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 813,273                1,528,743
 Net transfers                           1,374,526                3,266,432
 Surrenders for benefit
  payments and fees                       (722,211)              (6,946,791)
 Net annuity transactions                       --                       --
 Other                                        (250)                      --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,465,338               (2,151,616)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                             3,078,097                5,407,415
NET ASSETS:
 Beginning of year                      10,848,407               73,176,274
                                     -------------            -------------
 End of year                           $13,926,504              $78,583,689
                                     =============            =============

(22) Formerly Lord Abbett America's Value Fund. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                LORD ABBETT
                                 GROWTH &
                                  INCOME             MFS CORE           MFS GROWTH
                                   FUND            EQUITY SERIES          SERIES
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(121,445)          $(122,367)          $(872,820)
 Net realized gain (loss) on
  security transactions               25,917            (799,022)         (1,040,083)
 Net realized gain on
  distributions                           --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,112,576           3,910,368           8,647,251
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,017,048           2,988,979           6,734,348
                               -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                           245,296             252,676             878,588
 Net transfers                     1,357,174            (355,751)          2,271,184
 Surrenders for benefit
  payments and fees                 (651,333)         (3,524,111)         (7,873,666)
 Net annuity transactions                 --               7,968              24,485
 Other                                    --                  --                  --
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  951,137          (3,619,218)         (4,699,409)
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets                       2,968,185            (630,239)          2,034,939
NET ASSETS:
 Beginning of year                12,347,559          22,258,659          54,840,968
                               -------------       -------------       -------------
 End of year                     $15,315,744         $21,628,420         $56,875,907
                               =============       =============       =============


                                                                        MFS INVESTORS
                                MFS GLOBAL            MFS HIGH              GROWTH
                               EQUITY SERIES       INCOME SERIES         STOCK SERIES
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(181,224)         $13,703,300            $(677,390)
 Net realized gain (loss) on
  security transactions             (139,425)           2,863,222             (276,402)
 Net realized gain on
  distributions                           --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,501,014           12,340,036            5,798,348
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,180,365           28,906,558            4,844,556
                               -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           201,383            1,489,692              359,358
 Net transfers                        10,718           29,008,814           (4,399,129)
 Surrenders for benefit
  payments and fees               (2,983,987)         (37,923,465)          (8,818,615)
 Net annuity transactions             (5,419)             (56,494)              77,599
 Other                                    --                   --                   --
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,777,305)          (7,481,453)         (12,780,787)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets                        (596,940)          21,425,105           (7,936,231)
NET ASSETS:
 Beginning of year                24,208,687          242,007,067           59,297,756
                               -------------       --------------       --------------
 End of year                     $23,611,747         $263,432,172          $51,361,525
                               =============       ==============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                MFS INVESTORS        MFS MID CAP
                                 TRUST SERIES       GROWTH SERIES
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(2,204,274)        $(1,733,966)
 Net realized gain (loss) on
  security transactions             (2,752,586)           (927,387)
 Net realized gain on
  distributions                             --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       36,230,905          24,915,815
                                --------------      --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        31,274,045          22,254,462
                                --------------      --------------
UNIT TRANSACTIONS:
 Purchases                           2,606,058             797,166
 Net transfers                      (7,151,516)         14,967,886
 Surrenders for benefit
  payments and fees                (44,722,263)        (12,917,404)
 Net annuity transactions               15,881              (7,940)
 Other                                      --                  --
                                --------------      --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (49,251,840)          2,839,708
                                --------------      --------------
 Net increase (decrease) in
  net assets                       (17,977,795)         25,094,170
NET ASSETS:
 Beginning of year                 373,439,008          83,348,406
                                --------------      --------------
 End of year                      $355,461,213        $108,442,576
                                ==============      ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      MFS NEW             MFS TOTAL            MFS VALUE
                                  DISCOVERY SERIES      RETURN SERIES            SERIES
                                    SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(4,573,608)          $11,075,673           $(758,953)
 Net realized gain (loss) on
  security transactions                (2,347,360)          (18,436,544)         (2,574,740)
 Net realized gain on
  distributions                                --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          78,918,174            88,482,804          37,261,215
                                   --------------      ----------------      --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           71,997,206            81,121,933          33,927,522
                                   --------------      ----------------      --------------
UNIT TRANSACTIONS:
 Purchases                              1,967,554             9,128,175          10,488,948
 Net transfers                        (13,542,581)            1,776,593          20,577,206
 Surrenders for benefit
  payments and fees                   (31,833,466)         (142,064,263)        (35,999,959)
 Net annuity transactions                 (24,277)              127,737               6,216
 Other                                         --                  (250)                 --
                                   --------------      ----------------      --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (43,432,770)         (131,032,008)         (4,927,589)
                                   --------------      ----------------      --------------
 Net increase (decrease) in
  net assets                           28,564,436           (49,910,075)         28,999,933
NET ASSETS:
 Beginning of year                    251,682,405         1,108,001,544         349,973,875
                                   --------------      ----------------      --------------
 End of year                         $280,246,841        $1,058,091,469        $378,973,808
                                   ==============      ================      ==============

                                MFS RESEARCH           MFS RESEARCH           MFS RESEARCH
                                BOND SERIES        INTERNATIONAL SERIES          SERIES
                                SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $3,322,567               $(83,930)             $(122,410)
 Net realized gain (loss) on
  security transactions               881,242             (1,748,773)               131,652
 Net realized gain on
  distributions                       909,571                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      10,363,816              6,254,773              4,314,386
                               --------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       15,477,196              4,422,070              4,323,628
                               --------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                         18,151,007                473,579                403,713
 Net transfers                     84,239,184               (882,617)               192,578
 Surrenders for benefit
  payments and fees               (39,748,638)            (6,391,848)            (4,266,625)
 Net annuity transactions              21,843                     --                     --
 Other                                     --                     --                     --
                               --------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                62,663,396             (6,800,886)            (3,670,334)
                               --------------          -------------          -------------
 Net increase (decrease) in
  net assets                       78,140,592             (2,378,816)               653,294
NET ASSETS:
 Beginning of year                254,666,493             57,768,376             34,627,175
                               --------------          -------------          -------------
 End of year                     $332,807,085            $55,389,560            $35,280,469
                               ==============          =============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                         BLACKROCK                 BLACKROCK
                                          GLOBAL                   LARGE CAP
                                  OPPORTUNITIES V.I. FUND       GROWTH V.I. FUND
                                     SUB-ACCOUNT (23)             SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(9,844)                   $(9,784)
 Net realized gain (loss) on
  security transactions                      12,298                     23,994
 Net realized gain on
  distributions                                  --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                60,365                    143,004
                                        -----------               ------------
 Net increase (decrease) in
  net assets resulting from
  operations                                 62,819                    157,214
                                        -----------               ------------
UNIT TRANSACTIONS:
 Purchases                                       10                         10
 Net transfers                              (95,049)                   (24,723)
 Surrenders for benefit
  payments and fees                        (100,995)                  (104,452)
 Net annuity transactions                        --                         --
 Other                                           --                         --
                                        -----------               ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (196,034)                  (129,165)
                                        -----------               ------------
 Net increase (decrease) in
  net assets                               (133,215)                    28,049
NET ASSETS:
 Beginning of year                          891,650                  1,221,554
                                        -----------               ------------
 End of year                               $758,435                 $1,249,603
                                        ===========               ============

(23) Formerly BlackRock Global Growth V.I. Fund. Change effective May 3, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    INVESCO                                      INVESCO
                                VAN KAMPEN V. I.        UIF MID CAP         VAN KAMPEN V. I.
                                 INTERNATIONAL            GROWTH                 MID CAP
                                 GROWTH EQUITY           PORTFOLIO             VALUE FUND
                                SUB-ACCOUNT (24)     SUB-ACCOUNT (25)       SUB-ACCOUNT (26)
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(1,546)             $(377,479)              $(88,612)
 Net realized gain (loss) on
  security transactions                (1,601)             1,263,252                334,630
 Net realized gain on
  distributions                            --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          33,177              6,305,699              2,784,756
                                   ----------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           30,030              7,191,472              3,030,774
                                   ----------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                 --                661,955                525,462
 Net transfers                         67,360             (1,494,687)              (281,605)
 Surrenders for benefit
  payments and fees                   (10,234)            (1,827,750)              (925,288)
 Net annuity transactions                  --                     --                     --
 Other                                     --                     --                     --
                                   ----------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    57,126             (2,660,482)              (681,431)
                                   ----------          -------------          -------------
 Net increase (decrease) in
  net assets                           87,156              4,530,990              2,349,343
NET ASSETS:
 Beginning of year                    409,278             25,455,912             14,588,118
                                   ----------          -------------          -------------
 End of year                         $496,434            $29,986,902            $16,937,461
                                   ==========          =============          =============

                                                      MORGAN STANLEY --    MORGAN STANLEY --
                                MORGAN STANLEY --          CAPITAL              MID CAP
                                   FOCUS GROWTH         OPPORTUNITIES            GROWTH
                                    PORTFOLIO             PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(17,093)             $(52,569)           $(12,930)
 Net realized gain (loss) on
  security transactions                  30,970                 7,263               5,578
 Net realized gain on
  distributions                              --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           225,558               756,396             210,401
                                   ------------          ------------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            239,435               711,090             203,049
                                   ------------          ------------          ----------
UNIT TRANSACTIONS:
 Purchases                                7,000                18,865                 315
 Net transfers                            5,586              (301,623)            (56,156)
 Surrenders for benefit
  payments and fees                     (37,391)             (230,618)            (34,816)
 Net annuity transactions                    --                    --                  --
 Other                                       --                    --                  --
                                   ------------          ------------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (24,805)             (513,376)            (90,657)
                                   ------------          ------------          ----------
 Net increase (decrease) in
  net assets                            214,630               197,714             112,392
NET ASSETS:
 Beginning of year                      935,934             3,200,877             734,230
                                   ------------          ------------          ----------
 End of year                         $1,150,564            $3,398,591            $846,622
                                   ============          ============          ==========

(24) Formerly Van Kampen -- UIF International Growth Equity Portfolio. Change effective June 1, 2010.

(25) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(26) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                        INVESCO V.I. SELECT
                                  MORGAN STANLEY --          DIMENSIONS
                                   FLEXIBLE INCOME            DIVIDEND
                                      PORTFOLIO           GROWTH PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT (27)
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $33,417                  $(473)
 Net realized gain (loss) on
  security transactions                    8,031                 (5,544)
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             13,497                 21,783
                                      ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              54,945                 15,766
                                      ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                     4                     --
 Net transfers                           (53,963)               (17,648)
 Surrenders for benefit
  payments and fees                      (24,376)                (5,828)
 Net annuity transactions                     --                     --
 Other                                        --                     --
                                      ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (78,335)               (23,476)
                                      ----------             ----------
 Net increase (decrease) in
  net assets                             (23,390)                (7,710)
NET ASSETS:
 Beginning of year                       803,795                199,849
                                      ----------             ----------
 End of year                            $780,405               $192,139
                                      ==========             ==========

(27) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER
                                      CAPITAL                OPPENHEIMER             OPPENHEIMER
                                    APPRECIATION          GLOBAL SECURITIES          MAIN STREET
                                      FUND/VA                  FUND/VA                 FUND/VA
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(45,713)                $(93,776)               $(14,683)
 Net realized gain (loss) on
  security transactions                   86,584                  707,620                  76,705
 Net realized gain on
  distributions                               --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            136,581                3,359,537                 230,485
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             177,452                3,973,381                 292,507
                                    ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                31,268                  476,163                 192,591
 Net transfers                          (238,320)                (387,722)                 58,090
 Surrenders for benefit
  payments and fees                     (153,204)              (2,128,369)               (180,317)
 Net annuity transactions                     --                       --                      --
 Other                                        --                       --                      --
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (360,256)              (2,039,928)                 70,364
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets                            (182,804)               1,933,453                 362,871
NET ASSETS:
 Beginning of year                     2,983,346               30,069,311               2,174,143
                                    ------------            -------------            ------------
 End of year                          $2,800,542              $32,002,764              $2,537,014
                                    ============            =============            ============

                                OPPENHEIMER
                                MAIN STREET             OPPENHEIMER          PUTNAM VT
                                 SMALL CAP                 VALUE            DIVERSIFIED
                                  FUND/VA                 FUND/VA           INCOME FUND
                                SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(343,644)                $(9,515)         $13,602,268
 Net realized gain (loss) on
  security transactions              601,935                  86,971              517,195
 Net realized gain on
  distributions                           --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      5,799,114                  86,982           (3,184,933)
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       6,057,405                 164,438           10,934,530
                               -------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                           426,784                  31,462            2,165,087
 Net transfers                    (1,048,689)               (408,257)            (797,196)
 Surrenders for benefit
  payments and fees               (1,890,308)               (196,518)          (6,823,147)
 Net annuity transactions                 --                      --                   --
 Other                                    --                      --                   --
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,512,213)               (573,313)          (5,455,256)
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets                       3,545,192                (408,875)           5,479,274
NET ASSETS:
 Beginning of year                29,411,750               1,798,331          101,820,907
                               -------------            ------------       --------------
 End of year                     $32,956,942              $1,389,456         $107,300,181
                               =============            ============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      PUTNAM VT               PUTNAM VT
                                     GLOBAL ASSET           INTERNATIONAL
                                   ALLOCATION FUND            VALUE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (28)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $278,966                 $25,336
 Net realized gain (loss) on
  security transactions                       788                  44,096
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             583,397                  10,044
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              863,151                  79,476
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                116,209                  51,916
 Net transfers                            170,035                     688
 Surrenders for benefit
  payments and fees                      (237,153)               (117,051)
 Net annuity transactions                      --                      --
 Other                                         --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        49,091                 (64,447)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              912,242                  15,029
NET ASSETS:
 Beginning of year                      6,730,516               1,399,090
                                     ------------            ------------
 End of year                           $7,642,758              $1,414,119
                                     ============            ============

(28) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT                                      PUTNAM VT
                                   INTERNATIONAL             PUTNAM VT              SMALL CAP
                                    EQUITY FUND           INVESTORS FUND            VALUE FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (29)          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $25,899                   $27                 $(28,086)
 Net realized gain (loss) on
  security transactions                    5,187                   296                    1,380
 Net realized gain on
  distributions                               --                    --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             69,502                 5,571                  425,752
                                    ------------             ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             100,588                 5,894                  399,046
                                    ------------             ---------             ------------
UNIT TRANSACTIONS:
 Purchases                                35,472                 5,032                   39,563
 Net transfers                             4,166                42,214                  396,202
 Surrenders for benefit
  payments and fees                     (240,715)                 (499)                (162,511)
 Net annuity transactions                     --                    --                       --
 Other                                        --                    --                       --
                                    ------------             ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (201,077)               46,747                  273,254
                                    ------------             ---------             ------------
 Net increase (decrease) in
  net assets                            (100,489)               52,641                  672,300
NET ASSETS:
 Beginning of year                     1,630,606                    --                1,560,968
                                    ------------             ---------             ------------
 End of year                          $1,530,117               $52,641               $2,233,268
                                    ============             =========             ============

                                                          PUTNAM VT           JENNISON 20/20
                                    PUTNAM VT               EQUITY                FOCUS
                                   VOYAGER FUND          INCOME FUND            PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $788                  $275               $(8,717)
 Net realized gain (loss) on
  security transactions                  1,089                   527                 1,940
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           55,217                37,809                34,009
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            57,094                38,611                27,232
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             342,816               177,710                    84
 Net transfers                         118,173               279,804                18,520
 Surrenders for benefit
  payments and fees                     (8,971)               (7,660)              (26,921)
 Net annuity transactions                   --                    --                    --
 Other                                      --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    452,018               449,854                (8,317)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           509,112               488,465                18,915
NET ASSETS:
 Beginning of year                       4,805                   854               504,354
                                    ----------            ----------            ----------
 End of year                          $513,917              $489,319              $523,269
                                    ==========            ==========            ==========

(29) Funded as of March 3, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                           PRUDENTIAL
                                      JENNISON               VALUE
                                     PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,131)              $(4,321)
 Net realized gain (loss) on
  security transactions                    (881)                  112
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            11,362                37,414
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              8,350                33,205
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                    84
 Net transfers                             (312)                   --
 Surrenders for benefit
  payments and fees                     (19,420)                 (503)
 Net annuity transactions                    --                    --
 Other                                       --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (19,732)                 (419)
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            (11,382)               32,786
NET ASSETS:
 Beginning of year                      118,032               292,267
                                     ----------            ----------
 End of year                           $106,650              $325,053
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       INVESCO                                       WELLS FARGO
                                  VAN KAMPEN V. I.             INVESCO               ADVANTAGE VT
                                     GROWTH AND            VAN KAMPEN V. I.          INDEX ASSET
                                     INCOME FUND            COMSTOCK FUND          ALLOCATION FUND
                                  SUB-ACCOUNT (30)         SUB-ACCOUNT (31)        SUB-ACCOUNT (32)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(561,566)               $(45,503)                $(2,046)
 Net realized gain (loss) on
  security transactions                   322,113                 (56,388)                (13,321)
 Net realized gain on
  distributions                                --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,120,481                 477,380                 123,680
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,881,028                 375,489                 108,313
                                    -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              1,012,496                     578                      --
 Net transfers                          2,734,378                 (31,967)                  1,272
 Surrenders for benefit
  payments and fees                    (3,584,236)               (149,935)                (96,837)
 Net annuity transactions                      --                      --                      --
 Other                                         --                      --                      --
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       162,638                (181,324)                (95,565)
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets                            6,043,666                 194,165                  12,748
NET ASSETS:
 Beginning of year                     49,876,282               2,910,971               1,046,224
                                    -------------            ------------            ------------
 End of year                          $55,919,948              $3,105,136              $1,058,972
                                    =============            ============            ============

                                     WELLS FARGO              WELLS FARGO
                                    ADVANTAGE VT              ADVANTAGE VT
                                    TOTAL RETURN               INTRINSIC
                                      BOND FUND                VALUE FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (33)(34)
-----------------------------  -------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $107,920                 $(32,257)
 Net realized gain (loss) on
  security transactions                     1,625                 (199,550)
 Net realized gain on
  distributions                           205,496                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              36,996                  601,652
                                    -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              352,037                  369,845
                                    -------------             ------------
UNIT TRANSACTIONS:
 Purchases                                 19,147                    1,577
 Net transfers                           (199,878)                 (50,138)
 Surrenders for benefit
  payments and fees                      (871,025)                (325,867)
 Net annuity transactions                      --                       --
 Other                                         --                       --
                                    -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,051,756)                (374,428)
                                    -------------             ------------
 Net increase (decrease) in
  net assets                             (699,719)                  (4,583)
NET ASSETS:
 Beginning of year                      7,296,678                3,423,848
                                    -------------             ------------
 End of year                           $6,596,959               $3,419,265
                                    =============             ============

(30) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(31) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

(32) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

(33) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with newly created Wells Fargo Advantage VT Intrinsic Value Fund.

(34) Effective July 16, 2010 Wells Fargo Advantage VT Equity Income Fund merged with newly created Wells Fargo Advantage VT Intrinsic Value Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     WELLS FARGO              WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT
                                    INTERNATIONAL                MONEY
                                     EQUITY FUND              MARKET FUND
                                   SUB-ACCOUNT (35)        SUB-ACCOUNT (36)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(20,087)                $(26,101)
 Net realized gain (loss) on
  security transactions                (1,176,469)                      --
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,428,875                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              232,319                  (26,101)
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  1,607                       --
 Net transfers                            (76,079)              (4,037,048)
 Surrenders for benefit
  payments and fees                      (127,581)                (279,274)
 Net annuity transactions                      --                       --
 Other                                         --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (202,053)              (4,316,322)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                               30,266               (4,342,423)
NET ASSETS:
 Beginning of year                      1,856,144                4,342,423
                                     ------------            -------------
 End of year                           $1,886,410                     $ --
                                     ============            =============

(35) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

(36) Effective May 1, 2010 Wells Fargo Advantage VT Money Market Fund was liquidated.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO                                    WELLS FARGO
                                    ADVANTAGE VT            WELLS FARGO            ADVANTAGE VT
                                     SMALL CAP              ADVANTAGE VT            SMALL CAP
                                    GROWTH FUND            DISCOVERY FUND           VALUE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (37)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(56,429)               $(28,651)              $(1,685)
 Net realized gain (loss) on
  security transactions                  (51,646)                 17,915                (5,648)
 Net realized gain on
  distributions                               --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            767,139                 448,581                91,361
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             659,064                 437,845                84,028
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 4,323                  10,151                 4,035
 Net transfers                          (142,803)                268,821                22,810
 Surrenders for benefit
  payments and fees                     (295,774)                (98,684)              (89,681)
 Net annuity transactions                     --                      --                    --
 Other                                        --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (434,254)                180,288               (62,836)
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                             224,810                 618,133                21,192
NET ASSETS:
 Beginning of year                     3,049,986               1,272,221               566,482
                                    ------------            ------------            ----------
 End of year                          $3,274,796              $1,890,354              $587,674
                                    ============            ============            ==========

                                                          WELLS FARGO
                                   WELLS FARGO           ADVANTAGE VT
                                   ADVANTAGE VT              CORE
                                 OPPORTUNITY FUND         EQUITY FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (38)
-----------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,106)                $(506)
 Net realized gain (loss) on
  security transactions                   (874)               (6,716)
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           45,585                11,836
                                    ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            42,605                 4,614
                                    ----------             ---------
UNIT TRANSACTIONS:
 Purchases                                  --                    --
 Net transfers                         131,795                    --
 Surrenders for benefit
  payments and fees                    (14,458)               (5,929)
 Net annuity transactions                   --                    --
 Other                                      --                    --
                                    ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    117,337                (5,929)
                                    ----------             ---------
 Net increase (decrease) in
  net assets                           159,942                (1,315)
NET ASSETS:
 Beginning of year                     147,847                54,331
                                    ----------             ---------
 End of year                          $307,789               $53,016
                                    ==========             =========

(37) Formerly Wells Fargo Advantage VT Small/Mid Cap Value Fund. Change effective May 1, 2010.

(38) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Core Fund merged with newly created Wells Fargo Advantage VT Core Equity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account established by Hartford Life and Annuity Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the American Century VP Value Fund, American Century VP Growth Fund, AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Basic Value Fund, Invesco V.I. Capital Appreciation Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. International Growth Fund (merged with Invesco Van Kampen V. I. International Growth Equity Fund), Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Capital Development Fund, Invesco V.I. Balanced Risk Allocation Fund (merged with Invesco V.I. Global Multi-Asset Fund), Invesco V.I. Dividend Growth Fund (merged with Invesco V.I. Select Dimensions Dividend Growth Portfolio), American Century VP Mid Cap Value Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Wells Fargo Advantage VT Omega Growth Fund, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Fidelity VIP Strategic Income Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, American Funds New World HLS Fund, Hartford Portfolio Diversifier HLS Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Capital Structure Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, MFS Core Equity Series, MFS Growth Series, MFS Global Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, MFS Research International Series, MFS Research Series, BlackRock Global Allocation V.I. Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund, UIF Mid Cap Growth Portfolio, Invesco Van Kampen V.I. Mid Cap Value Fund, Morgan Stanley Focus Growth Portfolio, Morgan Stanley Multi Cap Growth Portfolio (formerly Morgan Stanley -- Capital Opportunities Portfolio), Morgan Stanley Mid Cap Growth Portfolio, Morgan Stanley Flexible Income Portfolio, BlackRock Capital Appreciation V.I. Fund, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small- & Mid-Cap Fund/VA (formerly Oppenheimer Main Street Small Cap Fund/VA), Oppenheimer Value Fund/VA,

-------------------------------------------------------------------------------

    Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Small Cap Value Fund, Putnam VT Voyager Fund, Putnam VT Equity Income Fund, PIMCO All Asset Fund, PIMCO EqS Pathfinder Fund, PIMCO Global Multi-Asset Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth, Invesco Van Kampen V.I. Growth and Income Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco Van Kampen V.I. Capital Growth Fund (merged with Invesco V.I. Large Cap Growth Fund), Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small Cap Value Fund and Wells Fargo Advantage VT Opportunity Fund (merged with Wells Fargo Advantage VT Core Equity Fund).

    During 2010 the following Sub-Accounts were liquidated: Templeton Global Asset Allocation Fund, and Wells Fargo Advantage VT Money Market Fund.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined according to certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2011. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2011, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the year ended December 31, 2011.

       g) ACCOUNTING FOR UNCERTAIN TAX PROVISIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2011. The 2007 through 2011 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       h) ADOPTION OF NEW ACCOUNTING STANDARDS -- In May 2011, the Financial Accounting Standards Board issued a standard clarifying how to measure fair value in order to ensure that fair value has the same meaning in U.S. GAAP and in International Financial Reporting Standards and that their respective fair value measurement and disclosure requirements are the same (except for minor differences in wording and style). This standard will be effective for the Account beginning January 1, 2012. Management is currently evaluating the impact of this guidance on the Account's financial statements for the year ended December 31, 2012.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, described as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 1.55% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) TAX EXPENSE CHARGE -- If applicable, the Sponsor Company will make deductions of a maximum rate of 3.5% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Accounts average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations.

       d) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $30 may be deducted, by the Sponsor Company, from the Sub-Account's net assets each contract year. These charges are deducted through a surrender of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       e) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

-------------------------------------------------------------------------------

       f) DISTRIBUTION CHARGE -- A Distribution Charge of 0.75% may be charged, by the Sponsor Company, to the contract's value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own

       Distribution Charge schedule. The Distribution Charge is reduced to 0.0% after the completion of eight years after each respective premium payment. These charges are deducted through a redemption of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4.   PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Century VP Value Fund                        $1,269,456         $95,182
American Century VP Growth Fund                            1,007              --
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                             6,615,209       8,176,530
AllianceBernstein VPS International Value
 Portfolio                                             9,094,027       6,480,701
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                             6,759,144      10,731,047
AllianceBernstein VPS Value Portfolio                    601,919         444,150
AllianceBernstein VPS International Growth
 Portfolio                                             1,211,628       1,621,402
Invesco V.I. Basic Value Fund                          9,208,990      35,353,942
Invesco V.I. Capital Appreciation Fund                 5,530,758      16,761,772
Invesco V.I. Core Equity Fund                         28,718,232      76,616,775
Invesco V.I. Government Securities Fund              165,030,720     279,590,556
Invesco V.I. International Growth Fund*               30,849,252      50,935,471
Invesco V.I. Mid Cap Core Equity Fund                 31,613,965      78,355,315
Invesco V.I. Small Cap Equity Fund                    77,730,906      93,570,807
Invesco V.I. Capital Development Fund                 61,923,846      42,415,672
Invesco V.I. Balanced Risk Allocation Fund*           24,953,362      20,973,730
Invesco V.I. Dividend Growth Fund*                       223,413         255,932
American Century VP Mid Cap Value Fund                   100,605           4,820
American Funds Global Bond Fund                       94,142,374     104,363,044
American Funds Global Growth and Income Fund          32,258,335     114,962,923
American Funds Asset Allocation Fund                  64,402,847     264,282,295
American Funds Blue Chip Income and Growth Fund       41,686,407     170,401,234
American Funds Bond Fund                             130,861,378     313,278,376
American Funds Global Growth Fund                     26,871,394     119,611,689
American Funds Growth Fund                            85,403,206     617,101,007
American Funds Growth-Income Fund                     93,158,916     547,849,752
American Funds International Fund                     50,140,139     173,565,706
American Funds New World Fund                         30,425,955     125,730,163
American Funds Global Small Capitalization Fund       26,808,679     114,892,514
Wells Fargo Advantage VT Omega Growth Fund               177,244         547,871
Fidelity VIP Growth Portfolio                          8,166,120       3,665,515
Fidelity VIP Contrafund Portfolio                     14,907,362      19,029,373
Fidelity VIP Mid Cap Portfolio                        14,658,511      18,916,754
Fidelity VIP Value Strategies Portfolio                1,885,485       3,232,499
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                             1,579,589       1,741,973
Fidelity VIP Strategic Income Portfolio                1,115,189         372,522
Franklin Rising Dividends Securities Fund             88,004,600     167,198,661
Franklin Income Securities Fund                      238,137,820     446,278,670
Franklin Large Cap Growth Securities Fund             13,680,032      37,010,300

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Franklin Global Real Estate Securities Fund           $1,126,429      $1,902,607
Franklin Small-Mid Cap Growth Securities Fund         56,059,574     132,332,695
Franklin Small Cap Value Securities Fund              29,876,608      59,117,031
Franklin Strategic Income Securities Fund            171,243,111     239,984,608
Mutual Shares Securities Fund                         62,661,585     245,916,823
Templeton Developing Markets Securities Fund          35,478,336      92,297,706
Templeton Foreign Securities Fund                     57,380,924     116,491,890
Templeton Growth Securities Fund                      32,343,215     127,520,707
Mutual Global Discovery Securities Fund               70,419,255     144,965,736
Franklin Flex Cap Growth Securities Fund              17,634,652      21,128,097
Franklin Large Cap Value Securities Fund               9,537,536      12,122,268
Templeton Global Bond Securities Fund                 37,661,543      27,773,532
Hartford Advisers HLS Fund                             5,546,882       3,723,080
Hartford Total Return Bond HLS Fund                  101,915,629     163,302,375
Hartford Capital Appreciation HLS Fund                87,117,977     120,652,910
Hartford Dividend and Growth HLS Fund                 46,421,318      66,469,827
Hartford Global Research HLS Fund                        432,434         241,698
Hartford Global Growth HLS Fund                          888,363         584,492
Hartford Disciplined Equity HLS Fund                   9,869,844      17,021,426
Hartford Growth HLS Fund                              12,054,988      10,654,750
Hartford Growth Opportunities HLS Fund                16,921,041      31,968,370
Hartford High Yield HLS Fund                          37,125,586      37,634,035
Hartford Index HLS Fund                                1,068,869         193,946
Hartford International Opportunities HLS Fund          7,905,354       6,205,072
Hartford Small/Mid Cap Equity HLS Fund                 4,484,144       5,367,691
Hartford Money Market HLS Fund                       759,310,319     779,138,083
Hartford Small Company HLS Fund                        9,390,171       9,532,383
Hartford SmallCap Growth HLS Fund                     13,776,185      11,244,013
Hartford Stock HLS Fund                                  487,156         836,696
Hartford U.S. Government Securities HLS Fund          28,306,229      24,430,798
Hartford Value HLS Fund                                3,680,783       3,986,454
American Funds Asset Allocation HLS Fund              12,113,261       7,006,809
American Funds Blue Chip Income and Growth HLS
 Fund                                                  5,410,943       6,371,109
American Funds Bond HLS Fund                          34,345,605      45,471,454
American Funds Global Bond HLS Fund                   13,836,424       8,385,693
American Funds Global Growth and Income HLS
 Fund                                                  5,924,478      10,984,520
American Funds Global Growth HLS Fund                  4,269,751       5,758,055
American Funds Global Small Capitalization HLS
 Fund                                                  8,735,827      13,635,175
American Funds Growth HLS Fund                        25,930,677      47,814,116
American Funds Growth-Income HLS Fund                 11,706,001      22,024,165
American Funds International HLS Fund                 30,481,689      26,373,380
American Funds New World HLS Fund                      8,850,921      17,779,834
Hartford Portfolio Diversifier HLS Fund               39,157,249         924,488
Lord Abbett Fundamental Equity Fund                    3,262,758         214,146
Lord Abbett Capital Structure Fund                     4,777,481       2,785,526
Lord Abbett Bond Debenture Fund                       19,753,579      18,843,510
Lord Abbett Growth and Income Fund                     1,872,569       3,470,664
MFS Core Equity Series                                 2,365,395       5,469,471
MFS Growth Series                                     40,520,230      37,733,156

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
MFS Global Equity Series                              $6,387,806      $8,356,741
MFS High Income Series                                97,858,384     133,360,914
MFS Investors Growth Stock Series                     19,831,709      21,522,411
MFS Investors Trust Series                            23,152,685      86,404,290
MFS Mid Cap Growth Series                             13,406,157      54,154,042
MFS New Discovery Series                             117,700,079     136,804,582
MFS Total Return Series                               72,749,198     225,746,925
MFS Value Series                                      48,499,180      79,037,015
MFS Research Bond Series                             140,208,497     145,092,795
MFS Research International Series                      8,834,538      13,094,963
MFS Research Series                                   14,665,960      16,282,628
BlackRock Global Allocation V.I. Fund                    618,516           2,268
BlackRock Global Opportunities V.I. Fund                  34,205         269,644
BlackRock Large Cap Growth V.I. Fund                     296,037         436,876
BlackRock Equity Dividend V.I. Fund                    1,738,830          41,076
UIF Mid Cap Growth Portfolio                           8,802,616      10,595,026
Invesco Van Kampen V.I. Mid Cap Value Fund             3,633,876       4,518,222
Morgan Stanley Focus Growth Portfolio                  1,231,531       1,218,113
Morgan Stanley Multi Cap Growth Portfolio*               140,242         929,778
Morgan Stanley Mid Cap Growth Portfolio                1,317,668       1,211,909
Morgan Stanley Flexible Income Portfolio                 327,947         216,142
BlackRock Capital Appreciation V.I. Fund               1,586,302          19,764
Oppenheimer Capital Appreciation Fund/VA                 288,922         435,583
Oppenheimer Global Securities Fund/VA                  5,713,323       6,005,759
Oppenheimer Main Street Fund/VA                        1,955,291       1,102,584
Oppenheimer Main Street Small- & Mid-Cap
 Fund/VA*                                              3,100,343       6,904,880
Oppenheimer Value Fund/VA                                644,165         390,676
Putnam VT Diversified Income Fund                     17,061,947      24,397,944
Putnam VT Global Asset Allocation Fund                   803,338         987,533
Putnam VT International Value Fund                       184,177         130,829
Putnam VT International Equity Fund                      292,488         266,673
Putnam VT Investors Fund                                  45,568          27,222
Putnam VT Small Cap Value Fund                         2,409,712       1,538,249
Putnam VT Voyager Fund                                 1,929,070         156,832
Putnam VT Equity Income Fund                             487,804          82,555
PIMCO All Asset Fund                                     321,649           1,930
PIMCO EqS Pathfinder Fund                              1,292,531          19,056
PIMCO Global Multi-Asset Fund                            273,408             769
Jennison 20/20 Focus Portfolio                            68,196          58,339
Jennison Portfolio                                            --          66,263
Prudential Value Portfolio                                81,855         105,013
Prudential Series International Growth                    35,984             704
Invesco Van Kampen V.I. Growth and Income Fund         4,116,821       9,574,573
Invesco Van Kampen V.I. Comstock Fund                    192,742         487,455
Invesco Van Kampen V.I. Capital Growth Fund*         122,188,906     114,607,425
Wells Fargo Advantage VT Index Asset Allocation
 Fund                                                     30,950         229,058

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

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                                            PURCHASES        PROCEEDS
SUB-ACCOUNT                                  AT COST        FROM SALES
------------------------------------------------------------------------
Wells Fargo Advantage VT Total Return
 Bond Fund                                    $1,466,439      $2,229,376
Wells Fargo Advantage VT Intrinsic Value
 Fund                                            173,941         848,073
Wells Fargo Advantage VT International
 Equity Fund                                     277,549         496,854
Wells Fargo Advantage VT Small Cap
 Growth Fund                                     214,282         875,806
Wells Fargo Advantage VT Discovery Fund          342,304         641,947
Wells Fargo Advantage VT Small Cap Value
 Fund                                             23,429         126,366
Wells Fargo Advantage VT Opportunity
 Fund*                                           128,912          94,495

*     See Note 1 for additional information related to this Sub-Account.

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2011 were as follows:

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
American Century VP Value Fund                  133,548          9,676         123,872
American Century VP Growth Fund                     110             --             110
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio                             586,981        779,632        (192,651)
AllianceBernstein VPS International
 Value Portfolio                              1,169,940        868,335         301,605
AllianceBernstein VPS Small/Mid Cap
 Value Portfolio                                568,428        911,175        (342,747)
AllianceBernstein VPS Value Portfolio            75,020         50,645          24,375
AllianceBernstein VPS International
 Growth Portfolio                               118,236        179,348         (61,112)
Invesco V.I. Basic Value Fund                 7,481,190     31,955,216     (24,474,026)
Invesco V.I. Capital Appreciation Fund        4,398,978     13,699,922      (9,300,944)
Invesco V.I. Core Equity Fund                 2,395,591      6,261,895      (3,866,304)
Invesco V.I. Government Securities Fund     107,974,853    205,436,607     (97,461,754)
Invesco V.I. International Growth Fund*       9,882,916     20,838,348     (10,955,432)
Invesco V.I. Mid Cap Core Equity Fund        17,150,321     43,345,511     (26,195,190)
Invesco V.I. Small Cap Equity Fund            5,334,111      6,297,297        (963,186)
Invesco V.I. Capital Development Fund         7,069,734      4,979,185       2,090,549
Invesco V.I. Balanced Risk Allocation
 Fund*                                        2,134,814      1,566,241         568,573
Invesco V.I. Dividend Growth Fund*               20,944         23,115          (2,171)
American Century VP Mid Cap Value Fund           10,899            484          10,415
American Funds Global Bond Fund               6,735,504      7,947,523      (1,212,019)
American Funds Global Growth and Income
 Fund                                         1,964,000     10,459,028      (8,495,028)
American Funds Asset Allocation Fund          3,543,375     18,631,630     (15,088,255)
American Funds Blue Chip Income and
 Growth Fund                                 28,449,586    155,321,457    (126,871,871)
American Funds Bond Fund                      7,343,492     20,783,471     (13,439,979)
American Funds Global Growth Fund             1,642,727      7,859,229      (6,216,502)
American Funds Growth Fund                    6,740,501     49,542,608     (42,802,107)
American Funds Growth-Income Fund             4,976,800     41,178,195     (36,201,395)
American Funds International Fund             3,180,935     12,058,159      (8,877,224)
American Funds New World Fund                 1,067,567      4,806,159      (3,738,592)
American Funds Global Small
 Capitalization Fund                          1,398,697      6,209,217      (4,810,520)
Wells Fargo Advantage VT Omega Growth
 Fund                                            13,687         41,527         (27,840)
Fidelity VIP Growth Portfolio                   865,130        380,723         484,407
Fidelity VIP Contrafund Portfolio             1,327,082      1,801,690        (474,608)
Fidelity VIP Mid Cap Portfolio                1,275,729      1,619,646        (343,917)
Fidelity VIP Value Strategies Portfolio         178,184        315,043        (136,859)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                         165,370        175,754         (10,384)

-------------------------------------------------------------------------------

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
Fidelity VIP Strategic Income Portfolio          92,389         29,160          63,229
Franklin Rising Dividends Securities
 Fund                                         5,544,282     10,840,631      (5,296,349)
Franklin Income Securities Fund               8,271,366     26,433,420     (18,162,054)
Franklin Large Cap Growth Securities
 Fund                                         1,208,447      3,223,656      (2,015,209)
Franklin Global Real Estate Securities
 Fund                                            27,127        107,508         (80,381)
Franklin Small-Mid Cap Growth Securities
 Fund                                         4,931,134     11,366,735      (6,435,601)
Franklin Small Cap Value Securities Fund      3,007,327      5,982,005      (2,974,678)
Franklin Strategic Income Securities
 Fund                                         7,421,825     13,315,420      (5,893,595)
Mutual Shares Securities Fund                 3,082,133     16,259,170     (13,177,037)
Templeton Developing Markets Securities
 Fund                                         1,806,731      4,462,519      (2,655,788)
Templeton Foreign Securities Fund             4,476,435      9,003,002      (4,526,567)
Templeton Growth Securities Fund              2,282,342     10,051,803      (7,769,461)
Mutual Global Discovery Securities Fund       2,802,196      7,286,930      (4,484,734)
Franklin Flex Cap Growth Securities Fund      1,537,440      1,797,495        (260,055)
Franklin Large Cap Value Securities Fund        932,548      1,177,864        (245,316)
Templeton Global Bond Securities Fund         2,273,781      2,005,875         267,906
Hartford Advisers HLS Fund                      520,665        348,063         172,602
Hartford Total Return Bond HLS Fund           9,321,148     13,852,753      (4,531,605)
Hartford Capital Appreciation HLS Fund        8,825,888     11,832,374      (3,006,486)
Hartford Dividend and Growth HLS Fund         3,604,050      6,152,557      (2,548,507)
Hartford Global Research HLS Fund                40,352         23,473          16,879
Hartford Global Growth HLS Fund                  86,530         68,175          18,355
Hartford Disciplined Equity HLS Fund            869,792      1,607,769        (737,977)
Hartford Growth HLS Fund                      1,155,003        978,253         176,750
Hartford Growth Opportunities HLS Fund        1,886,146      3,254,130      (1,367,984)
Hartford High Yield HLS Fund                  2,421,760      2,746,874        (325,114)
Hartford Index HLS Fund                          87,382         14,461          72,921
Hartford International Opportunities HLS
 Fund                                           867,649        648,016         219,633
Hartford Small/Mid Cap Equity HLS Fund          347,978        502,457        (154,479)
Hartford Money Market HLS Fund              578,987,386    595,902,575     (16,915,189)
Hartford Small Company HLS Fund                 827,656        877,981         (50,325)
Hartford SmallCap Growth HLS Fund             1,061,302        871,544         189,758
Hartford Stock HLS Fund                          47,035         79,301         (32,266)
Hartford U.S. Government Securities HLS
 Fund                                         2,655,554      2,356,878         298,676
Hartford Value HLS Fund                         337,526        372,372         (34,846)
American Funds Asset Allocation HLS Fund      1,136,749        632,101         504,648
American Funds Blue Chip Income and
 Growth HLS Fund                                560,340        636,582         (76,242)
American Funds Bond HLS Fund                  2,862,075      4,112,822      (1,250,747)
American Funds Global Bond HLS Fund           1,138,276        709,122         429,154
American Funds Global Growth and Income
 HLS Fund                                       437,873      1,110,953        (673,080)
American Funds Global Growth HLS Fund           384,337        540,943        (156,606)
American Funds Global Small
 Capitalization HLS Fund                        857,535      1,362,251        (504,716)
American Funds Growth HLS Fund                2,651,017      4,682,444      (2,031,427)
American Funds Growth-Income HLS Fund         1,178,560      2,199,624      (1,021,064)
American Funds International HLS Fund         3,198,608      2,731,905         466,703
American Funds New World HLS Fund               825,584      1,725,653        (900,069)
Hartford Portfolio Diversifier HLS Fund       3,795,139         86,193       3,708,946
Lord Abbett Fundamental Equity Fund             285,616         16,858         268,758
Lord Abbett Capital Structure Fund              402,101        234,097         168,004

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Fund               1,190,983      1,432,081        (241,098)
Lord Abbett Growth and Income Fund              180,697        354,716        (174,019)
MFS Core Equity Series                          281,589        620,912        (339,323)
MFS Growth Series                             5,027,380      4,446,292         581,088
MFS Global Equity Series                        422,530        541,933        (119,403)
MFS High Income Series                        5,510,519      9,056,210      (3,545,691)
MFS Investors Growth Stock Series             2,685,612      2,742,039         (56,427)
MFS Investors Trust Series                    2,290,951      8,665,508      (6,374,557)
MFS Mid Cap Growth Series                     2,442,755      9,637,195      (7,194,440)
MFS New Discovery Series                      6,042,332      8,886,605      (2,844,273)
MFS Total Return Series                       4,014,340     15,693,632     (11,679,292)
MFS Value Series                              3,353,413      5,414,491      (2,061,078)
MFS Research Bond Series                     10,651,041     11,588,658        (937,617)
MFS Research International Series               637,384        976,911        (339,527)
MFS Research Series                           1,278,412      1,366,426         (88,014)
BlackRock Global Allocation V.I. Fund            62,161            108          62,053
BlackRock Global Opportunities V.I. Fund          2,092         18,982         (16,890)
BlackRock Large Cap Growth V.I. Fund             31,356         40,264          (8,908)
BlackRock Equity Dividend V.I. Fund             172,642          3,934         168,708
UIF Mid Cap Growth Portfolio                    726,444        825,798         (99,354)
Invesco Van Kampen V.I. Mid Cap Value
 Fund                                           341,667        414,049         (72,382)
Morgan Stanley Focus Growth Portfolio           146,305        144,709           1,596
Morgan Stanley Multi Cap Growth
 Portfolio*                                      26,125        157,370        (131,245)
Morgan Stanley Mid Cap Growth Portfolio         113,310        105,107           8,203
Morgan Stanley Flexible Income Portfolio         23,451         17,308           6,143
BlackRock Capital Appreciation V.I. Fund        169,938          2,085         167,853
Oppenheimer Capital Appreciation Fund/VA         27,775         39,640         (11,865)
Oppenheimer Global Securities Fund/VA           498,380        557,828         (59,448)
Oppenheimer Main Street Fund/VA                 206,850        115,990          90,860
Oppenheimer Main Street Small- & Mid-Cap
 Fund/VA*                                       295,242        576,103        (280,861)
Oppenheimer Value Fund/VA                        61,001         38,147          22,854
Putnam VT Diversified Income Fund               587,244      1,868,452      (1,281,208)
Putnam VT Global Asset Allocation Fund           47,187         85,318         (38,131)
Putnam VT International Value Fund               20,012         15,230           4,782
Putnam VT International Equity Fund              30,389         31,002            (613)
Putnam VT Investors Fund                          3,378          1,932           1,446
Putnam VT Small Cap Value Fund                  223,266        153,053          70,213
Putnam VT Voyager Fund                          174,437         12,388         162,049
Putnam VT Equity Income Fund                     37,905          5,818          32,087
PIMCO All Asset Fund                             31,313            124          31,189
PIMCO EqS Pathfinder Fund                       138,379          1,913         136,466
PIMCO Global Multi-Asset Fund                    27,351             --          27,351
Jennison 20/20 Focus Portfolio                   49,268         31,721          17,547
Jennison Portfolio                                   --         72,965         (72,965)
Prudential Value Portfolio                       32,946         80,767         (47,821)
Prudential Series International Growth           36,866             --          36,866
Invesco Van Kampen V.I. Growth and
 Income Fund                                    397,375        832,940        (435,565)

-------------------------------------------------------------------------------

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Comstock Fund            10,749         30,087         (19,338)
Invesco Van Kampen V.I. Capital Growth       11,048,418      9,969,917       1,078,501
 Fund*
Wells Fargo Advantage VT Index Asset              2,145        169,811        (167,666)
 Allocation Fund
Wells Fargo Advantage VT Total Return           634,038      1,451,758        (817,720)
 Bond Fund
Wells Fargo Advantage VT Intrinsic Value        129,104        706,192        (577,088)
 Fund
Wells Fargo Advantage VT International           18,893         40,614         (21,721)
 Equity Fund
Wells Fargo Advantage VT Small Cap              144,024        509,672        (365,648)
 Growth Fund
Wells Fargo Advantage VT Discovery Fund          21,001         38,396         (17,395)
Wells Fargo Advantage VT Small Cap Value          1,508          9,590          (8,082)
 Fund
Wells Fargo Advantage VT Opportunity              9,099          7,986           1,113
 Fund*

*      See Note 1 for additional information related to this Sub-Account.

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio                             852,474        486,903         365,571
AllianceBernstein VPS International
 Value Portfolio                              1,146,402        973,530         172,872
AllianceBernstein VPS Small/Mid Cap
 Value Portfolio                              1,700,586        858,706         841,880
AllianceBernstein VPS Value Portfolio            13,698         24,237         (10,539)
AllianceBernstein VPS International
 Growth Portfolio                               134,907        273,208        (138,301)
Invesco V.I. Basic Value Fund                12,851,921     52,992,172     (40,140,251)
Invesco V.I. Capital Appreciation Fund        4,267,010     13,875,283      (9,608,273)
Invesco V.I. Core Equity Fund                 2,618,741      5,834,847      (3,216,106)
Invesco V.I. Government Securities Fund     141,223,994    234,636,044     (93,412,050)
Invesco V.I. International Growth Fund        8,283,856     25,349,906     (17,066,050)
Invesco V.I. Mid Cap Core Equity Fund        19,533,497     45,628,554     (26,095,057)
Invesco V.I. Small Cap Equity Fund            4,252,415      4,447,605        (195,190)
Invesco V.I. Large Cap Growth Fund              380,509        791,125        (410,616)
Invesco V.I. Capital Development Fund           792,102        762,589          29,513
Invesco V.I. Global Multi-Asset Fund            512,570        340,755         171,815
American Funds Global Bond Fund               6,215,594      7,273,032      (1,057,438)
American Funds Global Growth and Income
 Fund                                         3,850,534     10,137,337      (6,286,803)
American Funds Asset Allocation Fund          4,616,343     19,255,124     (14,638,781)
American Funds Blue Chip Income and
 Growth Fund                                 39,815,144    154,800,797    (114,985,653)
American Funds Bond Fund                     10,361,926     19,717,604      (9,355,678)
American Funds Global Growth Fund             2,027,668      8,601,080      (6,573,412)
American Funds Growth Fund                    8,022,561     49,692,619     (41,670,058)
American Funds Growth-Income Fund             6,275,662     42,463,137     (36,187,475)
American Funds International Fund             4,037,537     12,724,640      (8,687,103)
American Funds New World Fund                 3,058,932      4,145,085      (1,086,153)
American Funds Global Small
 Capitalization Fund                          3,027,515      6,485,539      (3,458,024)
Wells Fargo Advantage VT Omega Growth
 Fund                                           299,785      2,508,014      (2,208,229)
Fidelity VIP Growth Portfolio                   123,020        236,907        (113,887)
Fidelity VIP Contrafund Portfolio             1,145,039      1,289,780        (144,741)
Fidelity VIP Mid Cap Portfolio                1,703,672      1,576,382         127,290
Fidelity VIP Value Strategies Portfolio         290,551        520,015        (229,464)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                         133,909         64,042          69,867
Fidelity VIP Strategic Income Portfolio          33,956          3,921          30,035
Franklin Rising Dividends Securities
 Fund                                         4,229,110      7,898,404      (3,669,294)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
Franklin Income Securities Fund               7,256,052     24,036,452     (16,780,400)
Franklin Large Cap Growth Securities
 Fund                                         1,110,455      3,089,171      (1,978,716)
Franklin Global Real Estate Securities
 Fund                                            33,693        122,012         (88,319)
Franklin Small-Mid Cap Growth Securities
 Fund                                         6,464,302      9,100,858      (2,636,556)
Franklin Small Cap Value Securities Fund     10,186,730      6,294,107       3,892,623
Franklin Strategic Income Securities
 Fund                                        10,318,743     12,290,829      (1,972,086)
Mutual Shares Securities Fund                 4,685,280     16,266,159     (11,580,879)
Templeton Developing Markets Securities
 Fund                                         3,159,460      4,311,353      (1,151,893)
Templeton Foreign Securities Fund             5,075,468      9,232,167      (4,156,699)
Templeton Growth Securities Fund              2,226,988      9,802,857      (7,575,869)
Mutual Global Discovery Securities Fund       2,966,414      5,823,720      (2,857,306)
Franklin Flex Cap Growth Securities Fund      1,165,489      1,573,778        (408,289)
Franklin Large Cap Value Securities Fund        987,659        891,823          95,836
Templeton Global Bond Securities Fund         3,221,580      1,272,564       1,949,016
Hartford Advisers HLS Fund                      503,856        315,087         188,769
Hartford Total Return Bond HLS Fund          16,272,700      7,539,061       8,733,639
Hartford Capital Appreciation HLS Fund       12,368,080      7,972,397       4,395,683
Hartford Dividend and Growth HLS Fund         8,655,714      3,095,982       5,559,732
Hartford Global Research HLS Fund                27,569         21,892           5,677
Hartford Global Growth HLS Fund                  53,563         43,829           9,734
Hartford Disciplined Equity HLS Fund          2,492,884        950,906       1,541,978
Hartford Growth HLS Fund                      1,445,829        884,328         561,501
Hartford Growth Opportunities HLS Fund        4,148,624      2,147,438       2,001,186
Hartford High Yield HLS Fund                  3,629,459      1,988,233       1,641,226
Hartford Index HLS Fund                           8,500             58           8,442
Hartford International Opportunities HLS
 Fund                                         1,359,607      1,299,144          60,463
Hartford Small/Mid Cap Equity HLS Fund          367,737        416,212         (48,475)
Hartford Money Market HLS Fund              369,289,901    582,099,698    (212,809,797)
Hartford Small Company HLS Fund                 264,822        461,577        (196,755)
Hartford SmallCap Growth HLS Fund               417,329        165,006         252,323
Hartford Stock HLS Fund                          39,235         71,487         (32,252)
Hartford U.S. Government Securities HLS
 Fund                                         3,424,699      3,106,215         318,484
Hartford Value HLS Fund                       2,113,816      1,922,460         191,356
American Funds Asset Allocation HLS Fund        987,326        710,620         276,706
American Funds Blue Chip Income and
 Growth HLS Fund                                591,580        487,236         104,344
American Funds Bond HLS Fund                  4,008,610      2,912,930       1,095,680
American Funds Global Bond HLS Fund             684,865        771,921         (87,056)
American Funds Global Growth and Income
 HLS Fund                                       861,827      1,568,309        (706,482)
American Funds Global Growth HLS Fund           422,044        413,471           8,573
American Funds Global Small
 Capitalization HLS Fund                      1,347,114      1,540,092        (192,978)
American Funds Growth HLS Fund                3,635,338      3,303,595         331,743
American Funds Growth-Income HLS Fund         1,783,974      1,983,631        (199,657)
American Funds International HLS Fund         4,439,999      2,198,828       2,241,171
American Funds New World HLS Fund             1,341,235      1,133,942         207,293
Lord Abbett Fundamental Equity Fund              25,212          1,876          23,336
Lord Abbett Capital Structure Fund              358,441        206,884         151,557
Lord Abbett Bond-Debenture Fund               1,347,323      1,543,499        (196,176)
Lord Abbett Growth & Income Fund                275,292        172,743         102,549
MFS Core Equity Series                          247,663        719,336        (471,673)

-------------------------------------------------------------------------------

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
MFS Growth Series                             1,616,035      2,310,355        (694,320)
MFS Global Equity Series                        240,311        452,684        (212,373)
MFS High Income Series                        7,009,540      7,643,633        (634,093)
MFS Investors Growth Stock Series               481,871      2,324,076      (1,842,205)
MFS Investors Trust Series                    3,094,154      8,705,443      (5,611,289)
MFS Mid Cap Growth Series                     6,880,462      6,452,656         427,806
MFS New Discovery Series                      3,855,748      7,679,518      (3,823,770)
MFS Total Return Series                       5,236,334     15,203,236      (9,966,902)
MFS Value Series                              4,885,033      4,463,632         421,401
MFS Research Bond Series                     13,143,734      7,673,274       5,470,460
MFS Research International Series               632,853      1,213,594        (580,741)
MFS Research Series                             831,318      1,194,567        (363,249)
BlackRock Global Opportunities V.I. Fund          3,405         19,913         (16,508)
BlackRock Large Cap Growth V.I. Fund              3,918         19,249         (15,331)
Invesco Van Kampen V. I. International
 Growth Equity                                   11,530          6,107           5,423
UIF Mid Cap Growth Portfolio                    328,759        598,377        (269,618)
Invesco Van Kampen V. I. Mid Cap Value
 Fund                                           378,510        437,941         (59,431)
Morgan Stanley -- Focus Growth
 Portfolio                                       30,372         32,396          (2,024)
Morgan Stanley -- Capital Opportunities
 Portfolio                                       46,856        153,437        (106,581)
Morgan Stanley -- Mid Cap Growth
 Portfolio                                        8,061         17,257          (9,196)
Morgan Stanley -- Flexible Income
 Portfolio                                        6,576         13,710          (7,134)
Invesco V.I. Select Dimensions Dividend
 Growth Portfolio                                   504          2,843          (2,339)
Oppenheimer Capital Appreciation Fund/VA         57,114         97,682         (40,568)
Oppenheimer Global Securities Fund/VA           245,654        472,971        (227,317)
Oppenheimer Main Street Fund/VA                  70,047         65,658           4,389
Oppenheimer Main Street Small Cap
 Fund/VA                                        451,296        697,926        (246,630)
Oppenheimer Value Fund/VA                        19,969         89,268         (69,299)
Putnam VT Diversified Income Fund             2,090,832      2,587,043        (496,211)
Putnam VT Global Asset Allocation Fund           93,225         92,283             942
Putnam VT International Value Fund               46,359         57,416         (11,057)
Putnam VT International Equity Fund              60,738         91,128         (30,390)
Putnam VT Investors Fund                          4,488            693           3,795
Putnam VT Small Cap Value Fund                  105,680         78,600          27,080
Putnam VT Voyager Fund                           40,675          6,697          33,978
Putnam VT Equity Income Fund                     38,315          1,685          36,630
Jennison 20/20 Focus Portfolio                   15,358         20,414          (5,056)
Jennison Portfolio                                   --         23,164         (23,164)
Prudential Value Portfolio                           80            472            (392)
Invesco Van Kampen V. I. Growth and
 Income Fund                                    740,458        659,629          80,829
Invesco Van Kampen V. I. Comstock Fund            5,194         19,296         (14,102)
Wells Fargo Advantage VT Index Asset
 Allocation Fund                                  2,632         89,361         (86,729)
Wells Fargo Advantage VT Total Return
 Bond Fund                                      924,864      1,215,060        (290,196)
Wells Fargo Advantage VT Intrinsic Value
 Fund                                         1,944,009      2,295,158        (351,149)
Wells Fargo Advantage VT International
 Equity Fund                                    351,853      2,110,654      (1,758,801)
Wells Fargo Advantage VT Small Cap
 Growth Fund                                    298,361        648,192        (349,831)
Wells Fargo Advantage VT Discovery Fund          44,252         34,316           9,936
Wells Fargo Advantage VT Small Cap Value
 Fund                                            13,066         18,096          (5,030)
Wells Fargo Advantage VT Opportunity
 Fund                                            18,198          8,530           9,668
Wells Fargo Advantage VT Core Equity
 Fund                                             4,859         63,719         (58,860)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, net assets, expense ratios, investment income ratios, and total return representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units, as of and for the year ended December 31, 2011. A Sub-Account could invest in multiple share classes, thus resulting in a specific unit value being outside of the range below. Financial highlights for net assets allocated to Sub-Accounts that have merged during the period, if applicable, have been shown for the surviving fund.

                                                                           UNIT
                                                                        FAIR VALUE
SUB-ACCOUNT                                   UNITS                LOWEST TO HIGHEST #                NET ASSETS
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE FUND
 2011                                          123,872       $9.832919      to       $9.911162          $1,224,520
AMERICAN CENTURY VP GROWTH FUND
 2011                                              110       $9.119972      to       $9.119972               1,004
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 2011                                        3,270,469      $12.552780      to      $12.887048          31,195,540
 2010                                        3,463,120      $13.013398      to      $13.657129          34,349,623
 2009                                        3,097,549       $9.114205      to      $12.721089          28,139,542
 2008                                        1,637,255       $7.330877      to       $7.429046          12,085,723
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2011                                        5,916,574      $10.362271      to      $11.024641          33,537,808
 2010                                        5,614,969      $12.965766      to      $14.066329          40,067,814
 2009                                        5,442,097       $6.886029      to      $13.862706          37,579,414
 2008                                        2,961,422       $5.088962      to       $5.163673          15,187,727
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 2011                                        1,474,262      $15.095870      to      $16.585689          16,027,815
 2010                                        1,817,009      $16.602960      to      $18.656812          21,610,686
 2009                                          975,129      $13.181415      to      $15.157142           9,182,618
 2008                                          837,521       $6.627915      to       $6.725040           5,589,361
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 2011                                          170,899       $8.141254      to      $12.462581           1,373,981
 2010                                          146,524       $8.532977      to      $13.306209           1,250,549
 2009                                          157,063       $7.500797      to       $7.723828           1,211,305
 2008                                           96,592       $6.363950      to       $6.435801             618,256
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2011                                        1,201,354       $7.022522      to      $13.001977           8,296,426
 2010                                        1,262,466       $8.459877      to      $15.918710          10,584,364
 2009                                        1,400,767       $7.555373      to      $14.530519          10,578,825
 2008                                        1,069,518       $5.397825      to       $5.477105           5,817,476
INVESCO V.I. BASIC VALUE FUND
 2011                                       76,014,320       $1.105738      to      $14.577489          77,709,249
 2010                                       100,488,346      $1.150245      to      $15.463136         107,250,371
 2009                                       140,628,597      $1.080634      to      $14.813450         141,583,993
 2008                                       129,593,925      $0.665662      to       $0.736367          90,052,859
 2007                                       159,052,936      $1.415834      to       $1.539735         233,447,045

                                                                             INVESTMENT
                                                EXPENSE                        INCOME
                                            RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                                     HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
--------------------------------------  ------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE FUND
 2011                                    0.50%     to       1.50%      0.91%     to       1.35%      (1.67)%    to       (0.89)%
AMERICAN CENTURY VP GROWTH FUND
 2011                                    0.50%     to       0.50%        --      to         --       (8.80)%    to       (8.80)%
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 2011                                    0.50%     to       2.70%      2.11%     to       2.24%      (5.64)%    to       (3.54)%
 2010                                    0.50%     to       2.70%      0.97%     to       2.50%       7.36%     to        9.75%
 2009                                    0.85%     to       2.70%      0.85%     to       0.85%      21.14%     to       23.40%
 2008                                    0.85%     to       2.45%      1.93%     to       3.40%     (29.40)%    to      (28.64)%
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2011                                    0.50%     to       2.75%      4.08%     to       4.38%     (21.62)%    to      (19.84)%
 2010                                    0.30%     to       2.75%      2.51%     to       2.59%       1.47%     to        3.99%
 2009                                    0.75%     to       2.75%      1.75%     to       3.21%      30.72%     to       33.36%
 2008                                    0.75%     to       2.50%        --      to         --      (52.73)%    to      (52.18)%
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 2011                                    0.50%     to       2.75%      0.23%     to       0.26%     (11.10)%    to       (9.08)%
 2010                                    0.50%     to       2.75%      0.17%     to       0.27%      23.16%     to       25.96%
 2009                                    0.50%     to       2.70%        --      to         --       31.81%     to       38.86%
 2008                                    0.75%     to       2.50%        --      to         --      (38.49)%    to      (37.77)%
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 2011                                    0.85%     to       2.70%      1.19%     to       1.23%      (6.34)%    to       (4.59)%
 2010                                    0.85%     to       2.70%      0.13%     to       1.70%       8.45%     to       10.48%
 2009                                    0.85%     to       2.45%      3.17%     to       3.54%      18.11%     to       20.01%
 2008                                    0.85%     to       2.20%        --      to         --      (39.68)%    to      (39.14)%
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2011                                    0.85%     to       2.75%      2.78%     to       2.94%     (18.32)%    to      (16.76)%
 2010                                    0.75%     to       2.75%      1.84%     to       1.86%       9.55%     to       11.77%
 2009                                    0.85%     to       2.75%      4.39%     to       4.39%      35.46%     to       38.06%
 2008                                    0.75%     to       2.50%        --      to         --      (48.31)%    to      (47.70)%
INVESCO V.I. BASIC VALUE FUND
 2011                                    0.85%     to       2.80%      0.86%     to       0.87%      (5.73)%    to       (3.87)%
 2010                                    0.85%     to       2.80%      0.26%     to       0.59%       4.39%     to        6.44%
 2009                                    0.85%     to       2.80%      1.44%     to       1.69%      43.92%     to       46.75%
 2008                                    0.85%     to       2.55%      0.92%     to       0.96%     (52.98)%    to      (52.18)%
 2007                                    0.85%     to       2.55%      0.60%     to       1.23%      (1.01)%    to        0.69%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL
 APPRECIATION FUND
 2011                              34,906,218       $8.175589      to      $12.206487         $38,155,672
 2010                              44,207,162       $8.973628      to      $13.631520          52,753,498
 2009                              53,815,436       $7.855750      to      $12.151739          56,104,041
 2008                              57,461,443       $0.819924      to       $6.563072          49,941,546
 2007                              76,658,987       $1.462664      to       $1.590673         116,046,025
INVESCO V.I. CORE EQUITY FUND
 2011                              15,342,734      $12.998894      to      $13.157943         173,197,462
 2010                              19,209,038      $13.102525      to      $13.533453         221,049,165
 2009                              22,425,144       $9.264497      to      $12.697518         239,994,420
 2008                              23,035,719       $7.300601      to       $8.328570         196,232,507
 2007                              27,273,687      $12.230262      to      $12.834710         339,559,180
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2011                              463,362,925      $1.469836      to      $10.798522         630,092,419
 2010                              560,824,679      $1.373740      to      $10.291202         717,515,209
 2009                              654,236,729      $1.314467      to      $10.041028         807,517,157
 2008                              880,321,619      $1.198564      to       $1.325847       1,103,726,475
 2007                              689,622,513      $1.094766      to       $1.190613         783,648,492
INVESCO V.I. INTERNATIONAL
 GROWTH FUND+
 2011                              77,902,876      $12.667199      to      $13.929807         184,766,004
 2010                              88,806,753      $13.660318      to      $15.377007         220,293,502
 2009                              105,872,803     $12.155095      to      $14.004381         224,332,816
 2008                              104,393,779      $1.289787      to       $6.439210         153,766,478
 2007                              97,684,211       $2.219333      to       $2.413489         225,762,050
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2011                              123,939,891     $12.758355      to      $13.103319         202,356,895
 2010                              150,135,081     $13.714290      to      $14.393534         264,180,937
 2009                              176,230,138      $1.668104      to      $12.978635         275,873,635
 2008                              190,237,301      $1.167979      to       $1.291991         232,714,670
 2007                              224,858,050      $1.676212      to       $1.822898         391,373,110
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2011                               9,270,483      $14.687915      to      $14.873553         129,411,744
 2010                              10,233,669      $14.878357      to      $15.407794         147,413,717
 2009                              10,428,859      $11.627684      to      $12.333851         120,693,959
 2008                              10,669,710       $7.574625      to       $9.512314         104,456,902
 2007                               7,603,928      $14.206294      to      $15.150787         111,185,019
INVESCO V.I. CAPITAL
 DEVELOPMENT FUND
 2011                               3,300,152       $9.009409      to      $14.751892          25,373,606
 2010                               1,209,603       $8.560390      to      $16.274216          10,244,351
 2009                               1,180,090       $7.268517      to      $14.112360           8,577,553
 2008                                 302,293       $5.041036      to       $5.148920           1,603,165
 2007                                   7,359       $9.765867      to       $9.802841              71,893
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND+
 2011                               1,551,961      $10.831402      to      $11.043461          16,977,551
INVESCO V.I. DIVIDEND GROWTH
 FUND+
 2011                                  16,071       $9.624256      to       $9.689302             155,299
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2011                                  10,415       $9.664327      to       $9.753198             100,866

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL
 APPRECIATION FUND
 2011                           0.85%     to       2.80%        --      to       0.15%     (10.45)%    to       (8.89)%
 2010                           0.85%     to       2.80%      0.53%     to       0.55%      12.30%     to       14.23%
 2009                           0.85%     to       2.70%      0.44%     to       0.58%      17.85%     to       19.70%
 2008                           0.85%     to       2.55%        --      to         --      (43.94)%    to      (37.46)%
 2007                           0.85%     to       2.55%        --      to         --        9.20%     to       11.07%
INVESCO V.I. CORE EQUITY FUND
 2011                           0.50%     to       2.75%      1.01%     to       1.09%      (2.77)%    to       (0.79)%
 2010                           0.50%     to       2.75%      1.00%     to       1.09%       6.58%     to        8.70%
 2009                           0.85%     to       2.75%      1.98%     to       4.88%      24.82%     to       26.90%
 2008                           0.85%     to       2.55%      1.65%     to      15.17%     (31.90)%    to      (29.79)%
 2007                           0.85%     to       2.55%      1.27%     to       2.58%       5.40%     to        7.20%
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2011                           0.85%     to       2.80%      2.87%     to       3.63%       4.93%     to        7.00%
 2010                           0.85%     to       2.80%      4.61%     to       7.34%       2.49%     to        4.51%
 2009                           0.85%     to       2.80%      4.53%     to       4.91%      (2.77)%    to       (0.86)%
 2008                           0.85%     to       2.55%      5.27%     to       5.42%       9.48%     to       11.36%
 2007                           0.85%     to       2.55%      6.62%     to       9.25%       3.66%     to        5.44%
INVESCO V.I. INTERNATIONAL
 GROWTH FUND+
 2011                           0.30%     to       2.80%        --      to       0.96%      (9.32)%    to       (7.27)%
 2010                           0.30%     to       2.75%      1.71%     to       3.51%       9.80%     to       12.27%
 2009                           0.50%     to       2.75%      2.08%     to       2.12%      21.55%     to       31.58%
 2008                           0.75%     to       2.55%      0.62%     to       0.68%     (41.88)%    to      (37.60)%
 2007                           0.85%     to       2.55%      0.68%     to       1.21%      11.84%     to       13.75%
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2011                           0.50%     to       2.80%      0.12%     to       0.30%      (8.96)%    to       (6.97)%
 2010                           0.50%     to       2.80%      0.03%     to       0.35%      10.96%     to       13.21%
 2009                           0.85%     to       2.75%      1.00%     to       1.38%      26.68%     to       29.11%
 2008                           0.85%     to       2.55%      1.30%     to       1.74%     (30.32)%    to      (29.12)%
 2007                           0.85%     to       2.55%      0.33%     to       0.38%       6.79%     to        8.62%
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2011                           0.30%     to       2.80%        --      to         --       (3.47)%    to       (1.28)%
 2010                           0.30%     to       2.80%        --      to         --       24.99%     to       27.83%
 2009                           0.50%     to       2.75%      0.08%     to       0.23%      16.28%     to       18.00%
 2008                           0.85%     to       2.55%        --      to         --      (33.04)%    to      (29.50)%
 2007                           0.85%     to       2.55%      0.05%     to       0.05%       2.54%     to        4.30%
INVESCO V.I. CAPITAL
 DEVELOPMENT FUND
 2011                           0.85%     to       2.75%        --      to         --       (9.68)%    to       (7.95)%
 2010                           0.85%     to       2.70%        --      to         --       15.32%     to       17.77%
 2009                           0.85%     to       2.70%        --      to         --       38.21%     to       41.17%
 2008                           0.85%     to       2.50%        --      to         --      (48.34)%    to      (47.48)%
 2007                           0.85%     to       2.20%        --      to         --        2.35%     to        2.54%
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND+
 2011                           0.30%     to       2.75%        --      to         --        8.31%     to       10.43%
INVESCO V.I. DIVIDEND GROWTH
 FUND+
 2011                           1.35%     to       2.20%        --      to         --       (3.76)%    to       (3.11)%
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2011                           0.50%     to       1.50%      0.70%     to       0.96%      (3.36)%    to       (2.47)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                      UNIT
                                                                   FAIR VALUE
SUB-ACCOUNT                            UNITS                  LOWEST TO HIGHEST #                NET ASSETS
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND
 FUND
 2011                                  22,786,002      $11.572225      to      $11.849529        $290,358,620
 2010                                  23,998,021      $11.142028      to      $11.656969         297,836,946
 2009                                  25,055,459      $11.391928      to      $12.351206         300,655,023
 2008                                  24,291,410      $10.931491      to      $11.355894         270,406,970
 2007                                   7,660,331      $10.836338      to      $11.067360          83,850,395
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2011                                  43,754,607      $13.224868      to      $14.439786         434,840,746
 2010                                  52,249,635      $13.990010      to      $15.599767         553,565,519
 2009                                  58,536,438       $9.896204      to      $14.344043         563,375,596
 2008                                  61,773,066       $6.817920      to       $7.143265         432,262,076
 2007                                  49,248,614      $11.888755      to      $12.245550         594,833,963
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2011                                  80,394,404      $13.156241      to      $13.347677       1,060,599,005
 2010                                  95,482,659      $13.072647      to      $13.551269       1,263,710,519
 2009                                 110,121,440      $12.386762      to      $13.181732       1,315,830,916
 2008                                 125,356,837       $9.236588      to      $10.837267       1,227,623,202
 2007                                 142,046,916      $13.442506      to      $15.459201       2,002,434,238
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2011                                 610,274,841      $13.563831      to      $13.613919         622,184,166
 2010                                 737,146,712      $13.827471      to      $14.076226         767,672,843
 2009                                 852,132,365       $1.027151      to      $12.887096         802,148,242
 2008                                 970,925,678       $0.708958      to       $0.817424         726,259,062
 2007                               1,111,120,403       $1.145462      to       $1.294501       1,330,803,784
AMERICAN FUNDS BOND FUND
 2011                                  65,986,919      $11.808492      to      $12.101132         981,847,060
 2010                                  79,426,898      $11.201828      to      $11.728856       1,132,938,306
 2009                                  88,782,576      $11.331571      to      $14.955291       1,210,172,832
 2008                                  85,570,323      $11.336185      to      $13.354404       1,052,329,260
 2007                                  90,424,217      $12.828250      to      $14.812776       1,242,910,602
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2011                                  29,252,202      $12.502940      to      $14.130584         384,303,431
 2010                                  35,468,704      $13.811815      to      $15.949598         521,075,931
 2009                                  42,042,116      $14.414604      to      $14.678047         564,442,292
 2008                                  47,022,498       $7.177236      to      $10.185296         451,115,905
 2007                                  53,031,456      $11.950746      to      $16.622894         839,924,994
AMERICAN FUNDS GROWTH FUND
 2011                                 194,001,436      $13.796623      to      $15.032330       2,146,707,670
 2010                                 236,803,543      $14.507099      to      $16.150261       2,782,581,930
 2009                                 278,473,601      $10.036055      to      $13.994219       2,810,286,971
 2008                                 308,892,269       $5.694785      to       $7.238556       2,276,942,766
 2007                                 337,391,063      $10.427125      to      $12.990526       4,514,595,184
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2011                                 178,167,572      $13.091810      to      $13.551641       2,168,831,624
 2010                                 214,368,967      $13.422867      to      $14.196547       2,698,200,188
 2009                                 250,556,442      $12.679438      to      $13.102236       2,873,227,510
 2008                                 281,377,923       $8.412561      to       $9.714458       2,497,519,431
 2007                                 311,156,707      $13.885894      to      $15.716464       4,506,767,686

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND
 FUND
 2011                           0.65%     to       2.80%      3.89%     to       4.22%       1.65%     to        3.86%
 2010                           0.65%     to       2.80%      3.34%     to       6.43%       2.33%     to        4.55%
 2009                           0.85%     to       2.80%      1.07%     to       1.52%       7.03%     to        8.77%
 2008                           0.85%     to       2.55%      5.81%     to       6.12%       0.88%     to        2.61%
 2007                           0.85%     to       2.55%      6.87%     to      20.18%       6.48%     to        8.30%
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2011                           0.65%     to       2.75%      2.78%     to       3.49%      (7.44)%    to       (5.47)%
 2010                           0.65%     to       2.75%      3.29%     to       3.98%       8.75%     to       11.06%
 2009                           0.85%     to       2.75%      2.45%     to       4.54%      35.93%     to       38.54%
 2008                           0.85%     to       2.55%      2.41%     to       2.41%     (42.65)%    to      (41.67)%
 2007                           0.85%     to       2.55%      2.65%     to       3.47%       9.83%     to       11.72%
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2011                           0.65%     to       2.80%      1.86%     to       2.88%      (1.50)%    to        0.64%
 2010                           0.65%     to       2.80%      1.65%     to       4.11%       9.40%     to       11.78%
 2009                           0.70%     to       2.80%      3.14%     to       7.23%      20.56%     to       23.12%
 2008                           0.55%     to       2.55%      2.46%     to       2.61%     (31.29)%    to      (29.90)%
 2007                           0.55%     to       2.55%      0.94%     to       2.83%       3.87%     to        5.97%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2011                           0.65%     to       2.80%      1.62%     to       2.37%      (3.64)%    to       (1.54)%
 2010                           0.65%     to       2.80%      2.97%     to       3.42%       9.23%     to       11.60%
 2009                           0.70%     to       2.80%      2.16%     to       6.46%      24.44%     to       27.08%
 2008                           0.55%     to       2.55%      2.00%     to       2.09%     (38.11)%    to      (36.85)%
 2007                           0.55%     to       2.55%      2.52%     to       2.77%      (0.54)%    to        1.47%
AMERICAN FUNDS BOND FUND
 2011                           0.65%     to       2.80%      3.69%     to       3.77%       3.17%     to        5.42%
 2010                           0.65%     to       2.80%      4.16%     to       5.14%       3.51%     to        5.76%
 2009                           0.55%     to       2.80%      3.20%     to      10.69%       9.50%     to       11.99%
 2008                           0.55%     to       2.55%      5.59%     to       5.66%     (11.63)%    to       (9.85)%
 2007                           0.55%     to       2.55%      6.62%     to       8.48%       0.73%     to        2.76%
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2011                           0.65%     to       2.80%      1.60%     to       1.96%     (11.40)%    to       (9.48)%
 2010                           0.65%     to       2.80%      1.02%     to       1.98%       8.66%     to       11.02%
 2009                           0.55%     to       2.80%      1.46%     to       2.00%      35.92%     to       41.52%
 2008                           0.55%     to       2.55%      1.68%     to       1.85%     (39.94)%    to      (38.73)%
 2007                           0.55%     to       2.55%      2.70%     to       4.76%      11.96%     to       14.22%
AMERICAN FUNDS GROWTH FUND
 2011                           0.65%     to       2.80%      0.64%     to       0.79%      (6.92)%    to       (4.90)%
 2010                           0.65%     to       2.80%      0.94%     to       1.22%      15.41%     to       17.91%
 2009                           0.55%     to       2.80%      0.59%     to       1.12%      32.07%     to       38.65%
 2008                           0.55%     to       2.55%      0.80%     to       0.83%     (45.39)%    to      (44.28)%
 2007                           0.55%     to       2.55%      0.79%     to       0.99%       9.52%     to       11.73%
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2011                           0.65%     to       2.80%      1.68%     to       2.20%      (4.54)%    to       (2.47)%
 2010                           0.65%     to       2.80%      2.04%     to       2.30%       8.35%     to       10.71%
 2009                           0.55%     to       2.80%      1.39%     to       3.76%      24.90%     to       30.52%
 2008                           0.55%     to       2.55%      1.71%     to       1.76%     (39.42)%    to      (38.19)%
 2007                           0.55%     to       2.55%      1.10%     to       2.35%       2.40%     to        4.47%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2011                              49,125,134      $11.275200      to      $13.054980        $584,899,178
 2010                              58,002,358      $13.190771      to      $15.605553         816,732,756
 2009                              66,689,461      $14.527484      to      $14.965713         892,966,418
 2008                              74,837,894       $7.140203      to      $10.209922         712,873,720
 2007                              82,753,729      $12.656410      to      $17.738385       1,384,813,950
AMERICAN FUNDS NEW WORLD FUND
 2011                              13,506,707      $12.449689      to      $14.653549         302,814,203
 2010                              17,245,299      $14.561933      to      $17.504054         457,449,652
 2009                              18,331,452      $15.263363      to      $25.730818         420,801,786
 2008                              18,467,416      $14.217246      to      $17.525901         288,741,037
 2007                              20,325,693      $25.310667      to      $30.581586         560,474,262
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2011                              16,854,218      $12.366148      to      $15.536661         249,675,792
 2010                              21,664,738      $15.393902      to      $19.761879         404,601,423
 2009                              25,122,762      $16.601381      to      $17.875929         392,264,008
 2008                              25,065,083       $7.836227      to      $11.177252         246,757,458
 2007                              30,056,190      $17.296552      to      $24.253651         647,984,691
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2011                                 134,346      $11.559204      to      $11.754063           1,566,101
 2010                                 162,186      $12.547037      to      $12.612644           2,040,318
FIDELITY VIP GROWTH PORTFOLIO
 2011                                 931,175       $9.084006      to      $14.716451           8,294,299
 2010                                 446,768       $9.164587      to      $15.124416           4,054,447
 2009                                 560,655       $7.462172      to      $12.544552           4,141,042
 2008                                 403,793       $5.800294      to       $5.886127           2,358,388
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2011                               8,992,529      $14.068742      to      $14.478379          86,389,923
 2010                               9,467,137      $14.515135      to      $15.308626          93,760,661
 2009                               9,611,878      $12.438700      to      $13.457210          82,127,987
 2008                               6,682,592       $6.291088      to       $6.384129          42,378,745
FIDELITY VIP MID CAP
 PORTFOLIO
 2011                               7,924,335      $13.900375      to      $15.477138          80,066,155
 2010                               8,268,252      $15.639395      to      $17.845997          94,605,932
 2009                               8,140,962      $12.188298      to      $14.266791          72,872,680
 2008                               4,186,745       $6.372199      to       $6.466418          26,881,180
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2011                                 420,164       $9.450521      to      $17.884524           3,980,725
 2010                                 557,023      $10.478206      to      $20.200241           5,879,866
 2009                                 786,487       $8.364557      to      $16.426200           6,639,905
 2008                                 421,702       $5.307455      to       $5.368003           2,245,363

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2011                           0.65%     to       2.80%      1.80%     to       2.56%     (16.34)%    to      (14.52)%
 2010                           0.65%     to       2.80%      2.96%     to       4.35%       4.28%     to        6.54%
 2009                           0.55%     to       2.80%      1.58%     to       3.34%      37.18%     to       42.29%
 2008                           0.55%     to       2.55%      1.97%     to       2.09%     (43.58)%    to      (42.44)%
 2007                           0.55%     to       2.55%      1.41%     to       2.07%      17.00%     to       19.36%
AMERICAN FUNDS NEW WORLD FUND
 2011                           0.65%     to       2.75%      1.90%     to       2.11%     (16.28)%    to      (14.51)%
 2010                           0.65%     to       2.75%      1.59%     to       4.69%      14.68%     to       17.11%
 2009                           0.70%     to       2.75%      1.55%     to       2.77%      45.60%     to       48.61%
 2008                           0.55%     to       2.55%      1.32%     to       1.52%     (43.83)%    to      (42.69)%
 2007                           0.55%     to       2.55%      2.60%     to       3.71%      28.89%     to       31.49%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2011                           0.65%     to       2.80%      1.15%     to       2.21%     (21.38)%    to      (19.67)%
 2010                           0.65%     to       2.80%      1.47%     to       2.09%      19.04%     to       21.62%
 2009                           0.85%     to       2.80%      0.28%     to       0.70%      54.15%     to       59.93%
 2008                           0.85%     to       2.55%        --      to         --      (54.70)%    to      (53.92)%
 2007                           0.85%     to       2.55%      3.18%     to       4.16%      18.37%     to       20.40%
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2011                           1.35%     to       2.50%        --      to         --       (7.87)%    to       (6.81)%
 2010                           1.35%     to       2.50%        --      to         --       25.47%     to       26.13%
FIDELITY VIP GROWTH PORTFOLIO
 2011                           0.85%     to       2.70%      0.12%     to       0.25%      (2.70)%    to       (0.88)%
 2010                           0.85%     to       2.70%      0.03%     to       0.03%      20.57%     to       22.81%
 2009                           0.85%     to       2.70%      0.17%     to       0.69%      24.56%     to       26.88%
 2008                           0.75%     to       2.50%      0.87%     to       2.52%     (43.76)%    to      (43.10)%
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2011                           0.30%     to       2.75%      0.62%     to       0.74%      (5.42)%    to       (3.08)%
 2010                           0.30%     to       2.75%      0.90%     to       1.06%      13.76%     to       16.58%
 2009                           0.50%     to       2.75%      2.47%     to       2.47%      24.39%     to       31.79%
 2008                           0.75%     to       2.50%      2.19%     to       3.04%     (40.61)%    to      (39.91)%
FIDELITY VIP MID CAP
 PORTFOLIO
 2011                           0.30%     to       2.75%      0.02%     to       0.02%     (13.27)%    to      (11.12)%
 2010                           0.30%     to       2.75%      0.12%     to       0.12%      25.09%     to       28.19%
 2009                           0.50%     to       2.75%      0.34%     to       0.92%      21.88%     to       35.96%
 2008                           0.75%     to       2.50%      0.16%     to       0.33%     (37.75)%    to      (37.02)%
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2011                           0.85%     to       2.70%      0.38%     to       0.38%     (11.46)%    to       (9.81)%
 2010                           0.85%     to       2.70%      0.28%     to       0.33%      22.98%     to       25.27%
 2009                           0.85%     to       2.70%      0.54%     to       0.61%      52.97%     to       55.82%
 2008                           0.85%     to       2.20%      0.79%     to       4.57%     (49.20)%    to      (48.73)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2011                                 173,103       $9.757881      to      $15.155307          $1,686,429
 2010                                 183,487      $10.121386      to      $16.013691           1,867,629
 2009                                 113,620       $8.651675      to      $13.943700           1,015,690
 2008                                 143,725       $6.356132      to       $6.404294             916,034
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2011                                  93,264      $10.283412      to      $12.774186           1,079,934
 2010                                  30,035      $12.074240      to      $12.266327             364,547
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2011                              47,822,844      $14.367859      to      $14.978484         717,250,217
 2010                              53,119,193      $13.918257      to      $14.187159         765,099,095
 2009                              56,788,487      $11.785164      to      $11.863931         689,906,815
 2008                              63,290,958      $10.091165      to      $11.000356         666,810,750
 2007                              70,056,526      $14.200576      to      $15.218488       1,029,450,564
FRANKLIN INCOME SECURITIES
 FUND
 2011                              125,184,681     $13.712449      to      $15.374150       1,910,454,570
 2010                              143,346,735     $13.446228      to      $15.442759       2,187,102,744
 2009                              160,127,135     $11.971516      to      $14.094785       2,216,727,164
 2008                              165,132,386     $10.385353      to      $11.827442       1,752,120,045
 2007                              167,860,098     $15.145488      to      $16.906515       2,643,905,181
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2011                              10,371,455      $11.574093      to      $13.302631         110,526,719
 2010                              12,386,664      $11.851458      to      $13.889879         136,454,998
 2009                              14,365,380      $10.711239      to      $12.800540         144,387,367
 2008                              15,968,201       $7.561687      to       $8.326926         125,964,840
 2007                              18,123,796      $11.848456      to      $12.827021         222,356,185
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2011                                 468,374      $13.130368      to      $19.921270           7,344,646
 2010                                 548,755      $14.312813      to      $21.316773           9,241,856
 2009                                 637,074      $12.309712      to      $17.789569           9,000,416
 2008                                 785,874      $10.604290      to      $15.081477           9,475,830
 2007                               1,026,107      $18.884833      to      $26.430064          21,875,241
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2011                              23,724,327      $15.079099      to      $16.113728         242,450,445
 2010                              30,159,928      $15.865896      to      $17.412948         331,364,603
 2009                              32,796,484       $9.231949      to      $14.031014         289,505,463
 2008                              33,371,636       $4.482015      to       $6.485092         209,034,623
 2007                              35,539,257       $7.996026      to      $14.408266         393,192,221
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2011                               7,659,878      $15.144592      to      $15.597887          74,940,578
 2010                              10,634,556      $15.801926      to      $16.659671         108,345,626
 2009                               6,741,933      $12.356241      to      $13.354695          55,570,910
 2008                               8,378,810       $6.021529      to       $6.154292          52,560,862
 2007                                  77,925       $9.231379      to       $9.266350             719,986

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2011                           0.85%     to       2.70%        --      to         --       (5.36)%    to       (3.59)%
 2010                           0.85%     to       2.70%      0.22%     to       0.22%      14.85%     to       16.99%
 2009                           0.85%     to       2.70%      0.02%     to       0.02%      32.17%     to       34.64%
 2008                           1.25%     to       2.15%      1.28%     to       1.62%     (38.19)%    to      (37.82)%
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2011                           0.30%     to       1.50%      4.03%     to       6.29%       2.90%     to        4.14%
 2010                           0.30%     to       1.35%      4.18%     to       5.85%       7.77%     to        8.90%
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2011                           0.30%     to       2.75%      1.53%     to       4.77%       3.12%     to        5.58%
 2010                           0.30%     to       2.80%        --      to         --       17.32%     to       20.26%
 2009                           0.50%     to       2.80%        --      to         --       14.10%     to       17.85%
 2008                           0.85%     to       2.55%      1.86%     to       1.89%     (28.94)%    to      (27.72)%
 2007                           0.85%     to       2.55%      2.06%     to       2.26%      (5.14)%    to       (3.51)%
FRANKLIN INCOME SECURITIES
 FUND
 2011                           0.30%     to       2.80%      6.05%     to      19.05%      (0.44)%    to        1.98%
 2010                           0.30%     to       2.80%      6.52%     to       6.52%       9.56%     to       12.21%
 2009                           0.50%     to       2.80%        --      to         --       19.72%     to       31.85%
 2008                           0.55%     to       2.55%      5.39%     to       5.91%     (31.43)%    to      (30.04)%
 2007                           0.55%     to       2.55%      2.79%     to       2.85%       1.15%     to        3.19%
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2011                           0.85%     to       2.80%      0.65%     to       0.66%      (4.23)%    to       (2.34)%
 2010                           0.85%     to       2.80%      0.81%     to       0.82%       8.51%     to       10.65%
 2009                           0.85%     to       2.80%      1.41%     to       1.41%      26.15%     to       28.63%
 2008                           0.85%     to       2.55%      1.28%     to       1.33%     (36.18)%    to      (35.08)%
 2007                           0.85%     to       2.55%      0.46%     to       0.74%       3.56%     to        5.33%
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2011                           0.95%     to       2.80%      7.75%     to       7.95%      (8.26)%    to       (6.55)%
 2010                           0.95%     to       2.80%      2.90%     to       2.90%      17.63%     to       19.83%
 2009                           0.95%     to       2.55%     12.70%     to      12.89%      16.08%     to       17.96%
 2008                           0.95%     to       2.55%      1.06%     to       1.08%     (43.85)%    to      (42.94)%
 2007                           0.95%     to       2.55%      2.26%     to       2.28%     (22.86)%    to      (21.61)%
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2011                           0.30%     to       2.80%        --      to         --       (7.46)%    to       (5.24)%
 2010                           0.50%     to       2.80%        --      to         --       24.10%     to       26.86%
 2009                           0.75%     to       2.80%        --      to         --       39.61%     to       42.36%
 2008                           0.75%     to       2.55%        --      to         --      (43.95)%    to      (39.50)%
 2007                           0.85%     to       2.55%        --      to         --        8.44%     to       10.30%
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2011                           0.30%     to       2.75%      0.58%     to       1.45%      (6.48)%    to       (4.16)%
 2010                           0.30%     to       2.75%      0.57%     to       0.60%      24.75%     to       27.76%
 2009                           0.50%     to       2.75%        --      to         --       23.56%     to       25.65%
 2008                           0.85%     to       2.55%      1.00%     to       1.00%     (34.71)%    to      (33.59)%
 2007                           0.85%     to       2.20%        --      to         --       (0.12)%    to        0.06%

-------------------------------------------------------------------------------

                                                                      UNIT
                                                                   FAIR VALUE
SUB-ACCOUNT                            UNITS                  LOWEST TO HIGHEST #                NET ASSETS
-----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2011                                  52,011,000      $12.575498      to      $13.901316        $867,439,928
 2010                                  57,904,595      $12.310267      to      $13.909880         967,601,129
 2009                                  59,876,681      $11.124740      to      $12.862796         925,656,939
 2008                                  50,072,620       $8.776149      to      $12.729023         652,335,749
 2007                                  46,414,992      $14.676700      to      $16.963013         723,849,861
MUTUAL SHARES SECURITIES FUND
 2011                                  75,581,114      $13.108724      to      $13.165196       1,004,834,769
 2010                                  88,758,151      $13.297008      to      $13.681947       1,221,861,828
 2009                                 100,339,030      $11.997004      to      $12.653638       1,274,585,592
 2008                                 105,165,586      $10.174951      to      $11.313602       1,104,945,522
 2007                                 114,152,859      $16.597302      to      $18.115531       1,978,764,812
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2011                                   8,508,683       $8.495257      to      $16.491969         152,028,455
 2010                                  11,164,471      $10.175555      to      $19.932125         242,579,724
 2009                                  12,316,364       $8.732082      to      $17.449578         235,582,011
 2008                                   9,464,965      $12.027511      to      $14.404613         112,605,404
 2007                                  10,791,205      $26.042533      to      $30.661983         299,282,780
TEMPLETON FOREIGN SECURITIES
 FUND
 2011                                  30,621,849      $12.037378      to      $13.059903         335,191,339
 2010                                  35,148,416      $13.526398      to      $15.029693         439,606,183
 2009                                  39,305,115      $12.505424      to      $14.257529         464,064,550
 2008                                  44,395,837       $8.211268      to       $9.905208         391,326,688
 2007                                  50,791,090      $14.128636      to      $16.755358         766,545,202
TEMPLETON GROWTH SECURITIES
 FUND
 2011                                  41,389,075      $12.228197      to      $12.789762         443,684,083
 2010                                  49,158,536      $13.235127      to      $14.139739         578,598,573
 2009                                  56,734,405       $8.295438      to      $13.539810         634,592,844
 2008                                  63,501,647       $8.149626      to       $9.996674         558,083,971
 2007                                  72,016,901      $14.495551      to      $17.480379       1,129,674,846
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2011                                  28,600,302      $12.162700      to      $12.498146         509,823,416
 2010                                  33,085,036      $12.649536      to      $13.233093         625,736,977
 2009                                  35,942,342      $11.329533      to      $12.158107         622,592,616
 2008                                  34,555,722      $14.666576      to      $16.272435         510,476,533
 2007                                  35,047,912      $21.030000      to      $22.904210         763,808,131
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2011                                   5,043,574      $13.469106      to      $13.590297          54,062,540
 2010                                   5,303,629      $14.164422      to      $14.674408          60,718,522
 2009                                   5,711,918      $10.523196      to      $12.981022          57,258,381
 2008                                   5,262,657       $7.477473      to       $7.981607          40,416,653
 2007                                   5,008,543      $11.858630      to      $12.444192          60,646,009
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2011                                   2,742,657      $10.147083      to      $12.998546          26,172,768
 2010                                   2,987,973      $10.802373      to      $14.118514          30,620,372
 2009                                   2,892,137       $9.534345      to      $12.686720          26,397,874
 2008                                   2,791,875       $7.106541      to       $7.585679          20,461,652
 2007                                   2,498,184      $11.245329      to      $11.800600          28,732,072

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2011                           0.30%     to       2.80%      5.14%     to       6.20%      (0.06)%    to        2.15%
 2010                           0.30%     to       2.80%      0.69%     to       4.02%       8.14%     to       10.55%
 2009                           0.50%     to       2.80%        --      to         --       11.25%     to       22.63%
 2008                           0.75%     to       2.55%      0.10%     to       7.08%     (13.94)%    to      (13.27)%
 2007                           0.85%     to       2.55%      4.87%     to       5.18%       3.53%     to        5.30%
MUTUAL SHARES SECURITIES FUND
 2011                           0.30%     to       2.80%      2.21%     to       2.37%      (3.78)%    to       (1.42)%
 2010                           0.30%     to       2.80%      1.59%     to       1.77%       8.13%     to       10.73%
 2009                           0.50%     to       2.80%      1.34%     to       1.34%      19.97%     to       22.57%
 2008                           0.70%     to       2.55%      2.94%     to       3.12%     (38.70)%    to      (37.55)%
 2007                           0.70%     to       2.55%      1.12%     to       1.40%       0.87%     to        2.76%
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2011                           0.75%     to       2.75%      0.63%     to       0.95%     (18.17)%    to      (16.51)%
 2010                           0.75%     to       2.75%      1.70%     to       2.16%      14.23%     to       16.53%
 2009                           0.75%     to       2.75%        --      to         --       67.77%     to       71.16%
 2008                           0.85%     to       2.55%      3.02%     to       3.06%     (53.82)%    to      (53.02)%
 2007                           0.85%     to       2.55%      1.63%     to       2.31%      25.84%     to       27.99%
TEMPLETON FOREIGN SECURITIES
 FUND
 2011                           0.30%     to       2.80%      1.57%     to       1.74%     (13.11)%    to      (11.01)%
 2010                           0.30%     to       2.80%      1.64%     to       1.83%       5.42%     to        8.06%
 2009                           0.50%     to       2.80%        --      to         --       25.05%     to       33.26%
 2008                           0.85%     to       2.55%      2.32%     to       2.45%     (41.88)%    to      (40.88)%
 2007                           0.85%     to       2.55%      0.76%     to       1.84%      12.55%     to       14.48%
TEMPLETON GROWTH SECURITIES
 FUND
 2011                           0.50%     to       2.80%      1.03%     to       1.34%      (9.55)%    to       (7.61)%
 2010                           0.50%     to       2.80%      1.02%     to       1.20%       4.43%     to        6.78%
 2009                           0.75%     to       2.80%      6.80%     to       6.80%      27.48%     to       30.00%
 2008                           0.85%     to       2.55%      1.82%     to       1.86%     (43.78)%    to      (42.81)%
 2007                           0.85%     to       2.55%      1.27%     to       1.36%      (0.23)%    to        1.48%
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2011                           0.50%     to       2.80%      2.08%     to       2.24%      (5.64)%    to       (3.56)%
 2010                           0.30%     to       2.75%      1.24%     to       1.32%       8.84%     to       11.54%
 2009                           0.50%     to       2.75%      1.84%     to       1.84%      13.30%     to       19.85%
 2008                           0.70%     to       2.55%      2.13%     to       2.24%     (30.26)%    to      (28.95)%
 2007                           0.70%     to       2.55%      1.40%     to       1.44%       9.03%     to       11.07%
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2011                           0.30%     to       2.75%        --      to         --       (7.49)%    to       (5.19)%
 2010                           0.50%     to       2.75%        --      to         --       13.05%     to       15.51%
 2009                           0.85%     to       2.75%        --      to         --       29.36%     to       31.84%
 2008                           0.85%     to       2.55%      0.12%     to       0.15%     (36.95)%    to      (35.86)%
 2007                           0.85%     to       2.55%      0.12%     to       0.16%      11.44%     to       13.36%
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2011                           0.85%     to       2.75%      0.14%     to       1.19%      (7.84)%    to       (6.07)%
 2010                           0.85%     to       2.70%      1.80%     to       1.87%      11.23%     to       13.30%
 2009                           0.85%     to       2.75%      2.03%     to       2.03%      23.32%     to       25.69%
 2008                           0.85%     to       2.55%        --      to         --      (36.81)%    to      (35.72)%
 2007                           0.85%     to       2.55%      1.84%     to       3.71%      (2.77)%    to       (1.11)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2011                              10,707,952      $12.403534      to      $13.160981        $135,531,743
 2010                              10,440,046      $12.561085      to      $13.658852         135,811,251
 2009                               8,491,030      $11.012978      to      $12.284599          98,263,968
 2008                               3,938,294       $9.818817      to       $9.963562          38,964,928
HARTFORD ADVISERS HLS FUND
 2011                               1,522,983      $10.553187      to      $14.210738          15,737,165
 2010                               1,350,381      $10.438913      to      $14.333781          13,922,451
 2009                               1,161,612       $9.090703      to       $9.379221          10,831,382
 2008                                 491,945       $7.150381      to       $7.252987           3,545,130
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                              62,150,393      $12.267804      to      $12.490344         713,026,834
 2010                              66,681,998      $11.500607      to      $11.999561         724,922,708
 2009                              57,948,359      $10.729090      to      $11.472136         593,460,287
 2008                              24,778,814       $8.935942      to       $9.067679         223,357,956
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                              79,434,531      $12.920811      to      $14.450352         682,351,022
 2010                              82,441,017      $14.628010      to      $16.766082         806,822,302
 2009                              78,045,334      $12.593871      to      $14.792221         659,065,133
 2008                              43,672,953       $5.781273      to       $5.866837         254,647,624
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                              47,940,930      $13.611727      to      $13.820191         478,018,128
 2010                              50,489,437      $13.681473      to      $13.809581         501,345,829
 2009                              44,929,705      $12.121774      to      $12.538452         396,534,660
 2008                              22,097,872       $7.085590      to       $7.190301         157,942,539
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                                  88,460      $13.094975      to      $14.448983             839,775
 2010                                  71,581      $14.507418      to      $16.364089             737,586
 2009                                  65,904       $8.721844      to      $14.491203             578,301
 2008                                  30,948       $6.106590      to       $6.173557             190,268
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                                 233,805      $12.059227      to      $12.963226           1,832,386
 2010                                 215,450      $14.074125      to      $15.466292           1,847,472
 2009                                 205,716       $7.272846      to      $13.907338           1,501,314
 2008                                 125,959       $5.333167      to       $5.407566             676,394
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2011                              10,010,774      $13.725731      to      $13.909134          96,722,497
 2010                              10,748,751      $13.610018      to      $14.134186         103,559,276
 2009                               9,206,773      $11.957704      to      $12.738728          78,491,692
 2008                               3,989,035       $6.766446      to       $6.866486          27,201,082

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2011                           0.30%     to       2.75%      4.33%     to       5.41%      (3.65)%    to       (1.25)%
 2010                           0.30%     to       2.75%      1.44%     to       2.40%      11.19%     to       13.94%
 2009                           0.50%     to       2.75%     16.79%     to      16.79%      10.13%     to       15.37%
 2008                           0.75%     to       2.50%        --      to         --       (0.73)%    to        0.43%
HARTFORD ADVISERS HLS FUND
 2011                           0.75%     to       2.70%      1.71%     to       1.89%      (0.86)%    to        1.09%
 2010                           0.75%     to       2.70%      1.27%     to       1.48%       9.15%     to       11.30%
 2009                           0.75%     to       2.45%      2.34%     to       2.72%      27.14%     to       29.32%
 2008                           0.75%     to       2.45%      5.42%     to       6.98%     (31.24)%    to      (30.45)%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                           0.30%     to       2.75%      0.22%     to       0.24%       4.09%     to        6.67%
 2010                           0.30%     to       2.75%      2.74%     to       6.55%       4.60%     to        7.19%
 2009                           0.30%     to       2.75%      5.87%     to      22.15%       7.29%     to       11.89%
 2008                           0.75%     to       2.50%     16.36%     to      29.92%      (9.98)%    to       (8.93)%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                           0.30%     to       2.75%      0.75%     to       0.89%     (13.81)%    to      (11.67)%
 2010                           0.30%     to       2.75%      0.81%     to       1.51%      13.34%     to       16.15%
 2009                           0.30%     to       2.75%      1.66%     to       4.78%      25.94%     to       41.72%
 2008                           0.75%     to       2.50%      5.62%     to       6.32%     (45.28)%    to      (44.63)%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                           0.30%     to       2.75%      2.11%     to       2.23%      (1.43)%    to        1.01%
 2010                           0.30%     to       2.75%      1.94%     to       2.69%      10.14%     to       12.87%
 2009                           0.30%     to       2.75%      5.38%     to      11.29%      21.22%     to       21.29%
 2008                           0.75%     to       2.50%      6.04%     to       9.11%     (32.31)%    to      (31.52)%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                           0.50%     to       2.70%      0.01%     to       0.02%     (11.70)%    to       (9.74)%
 2010                           0.50%     to       2.70%      1.24%     to       2.26%      12.92%     to       15.43%
 2009                           0.85%     to       2.70%      0.87%     to       2.15%      38.34%     to       40.92%
 2008                           1.15%     to       2.45%      5.46%     to       5.46%     (41.64)%    to      (41.13)%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                           0.50%     to       2.70%      0.03%     to       0.06%     (16.18)%    to      (14.32)%
 2010                           0.50%     to       2.70%      0.37%     to       0.39%      11.21%     to       13.68%
 2009                           0.85%     to       2.70%      1.13%     to       1.13%      32.03%     to       34.49%
 2008                           0.85%     to       2.50%      1.04%     to       1.65%     (49.17)%    to      (48.61)%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2011                           0.30%     to       2.75%      1.04%     to       1.26%      (1.59)%    to        0.85%
 2010                           0.30%     to       2.75%      1.30%     to       1.37%      10.95%     to       13.70%
 2009                           0.50%     to       2.75%      1.60%     to       2.98%      19.58%     to       22.24%
 2008                           0.75%     to       2.50%      1.65%     to       3.79%     (33.88)%    to      (33.10)%

-------------------------------------------------------------------------------

                                                                      UNIT
                                                                   FAIR VALUE
SUB-ACCOUNT                            UNITS                  LOWEST TO HIGHEST #                NET ASSETS
-----------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 2011                                   2,501,126      $13.023500      to      $13.970522         $23,713,431
 2010                                   2,324,376      $14.375631      to      $15.772276          24,325,622
 2009                                   1,431,534      $12.103351      to      $13.588484          12,637,252
 2008                                     518,183       $6.519796      to       $6.607896           3,414,560
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2011                                  17,698,164      $13.248092      to      $13.475723         145,631,808
 2010                                  19,066,148      $14.581705      to      $15.200544         173,632,250
 2009                                  17,064,962      $12.427873      to      $13.289584         133,087,759
 2008                                   8,008,622       $5.991598      to       $6.080213          48,366,463
HARTFORD HIGH YIELD HLS FUND
 2011                                   4,217,909      $14.927279      to      $17.491587          56,995,080
 2010                                   4,543,023      $14.300738      to      $17.173016          59,908,443
 2009                                   2,901,797      $12.336945      to      $15.197270          33,366,703
 2008                                     441,369       $7.575364      to       $7.677483           3,365,795
HARTFORD INDEX HLS FUND
 2011                                      81,363      $11.028703      to      $14.105504           1,004,133
 2010                                       8,442      $13.851916      to      $13.883156             117,189
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                                   3,831,367      $12.032333      to      $12.941874          30,784,421
 2010                                   3,611,734      $14.098886      to      $15.463917          33,954,453
 2009                                   2,899,688      $12.339469      to      $13.883352          23,991,348
 2008                                   1,930,946       $6.185773      to       $6.277231          12,038,929
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2011                                     923,031      $10.348355      to      $17.457586           9,734,637
 2010                                   1,077,510      $10.556605      to      $18.151035          11,609,911
 2009                                   1,125,985       $8.476602      to      $14.826600           9,718,275
 2008                                     409,385       $5.693823      to       $5.770819           2,349,054
HARTFORD MONEY MARKET HLS
 FUND
 2011                                 565,451,189       $9.194513      to       $9.929569         712,778,718
 2010                                 582,366,378       $9.450894      to       $9.959449         732,606,534
 2009                                 790,306,695       $9.714418      to       $9.979280       1,000,952,621
 2008                               1,376,766,956       $1.030094      to      $10.087274       1,646,344,749
 2007                                 583,394,727       $1.034643      to       $1.185236         645,114,862
HARTFORD SMALL COMPANY HLS
 FUND
 2011                                   1,262,380      $14.555495      to      $14.926697          12,786,646
 2010                                   1,312,705      $15.137320      to      $15.877007          13,714,248
 2009                                   1,509,460       $8.587429      to      $13.146736          12,865,101
 2008                                     903,464       $6.597309      to       $6.686452           6,003,322
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2011                                     837,023      $12.683496      to      $18.403649          10,498,003
 2010                                     647,265      $12.612474      to      $18.642624           8,170,081
 2009                                     394,942       $9.314788      to      $14.024950           3,723,172
 2008                                     214,705       $6.846178      to       $6.938674           1,479,209

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 2011                           0.50%     to       2.75%      0.16%     to       0.18%     (11.42)%    to       (9.41)%
 2010                           0.50%     to       2.75%      0.03%     to       0.03%      16.14%     to       18.77%
 2009                           0.50%     to       2.70%      0.36%     to       0.72%      21.03%     to       30.67%
 2008                           0.85%     to       2.45%      0.47%     to       1.29%     (38.66)%    to      (38.00)%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2011                           0.30%     to       2.75%        --      to         --      (11.35)%    to       (9.15)%
 2010                           0.30%     to       2.75%      0.02%     to       0.02%      14.38%     to       17.21%
 2009                           0.50%     to       2.75%      0.75%     to       0.93%      24.28%     to       26.09%
 2008                           0.75%     to       2.50%      0.66%     to       1.19%     (41.05)%    to      (40.36)%
HARTFORD HIGH YIELD HLS FUND
 2011                           0.30%     to       2.75%      5.90%     to       6.73%       1.86%     to        4.38%
 2010                           0.30%     to       2.75%      0.61%     to       0.65%      13.00%     to       15.80%
 2009                           0.50%     to       2.75%     14.70%     to      14.70%      23.37%     to       46.38%
 2008                           0.85%     to       2.45%     40.66%     to      46.73%     (26.72)%    to      (25.94)%
HARTFORD INDEX HLS FUND
 2011                           0.30%     to       1.50%      1.32%     to       1.61%       0.09%     to        1.30%
 2010                           0.50%     to       0.65%      2.17%     to       2.31%      13.71%     to       13.88%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                           0.50%     to       2.75%      0.05%     to       0.05%     (16.31)%    to      (14.40)%
 2010                           0.30%     to       2.75%      1.26%     to       1.40%      11.39%     to       14.14%
 2009                           0.50%     to       2.75%      2.57%     to       2.71%      23.40%     to       29.84%
 2008                           0.75%     to       2.50%      7.20%     to       8.47%     (40.48)%    to      (39.78)%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2011                           0.85%     to       2.75%        --      to         --       (3.82)%    to       (1.97)%
 2010                           0.85%     to       2.75%      0.66%     to       0.70%      22.42%     to       24.77%
 2009                           0.75%     to       2.75%      0.35%     to       0.72%      43.86%     to       46.76%
 2008                           0.85%     to       2.45%      1.25%     to       1.58%     (44.34)%    to      (43.74)%
HARTFORD MONEY MARKET HLS
 FUND
 2011                           0.30%     to       2.75%        --      to         --       (2.71)%    to       (0.30)%
 2010                           0.30%     to       2.75%        --      to         --       (2.71)%    to       (0.30)%
 2009                           0.50%     to       2.75%        --      to         --       (2.64)%    to       (0.21)%
 2008                           0.75%     to       2.55%      0.49%     to       1.65%      (0.44)%    to        0.60%
 2007                           0.85%     to       2.55%      4.77%     to       4.83%       2.30%     to        4.06%
HARTFORD SMALL COMPANY HLS
 FUND
 2011                           0.50%     to       2.75%        --      to         --       (5.99)%    to       (3.84)%
 2010                           0.50%     to       2.75%        --      to         --       20.77%     to       23.51%
 2009                           0.75%     to       2.75%      0.01%     to       0.01%      25.78%     to       28.32%
 2008                           0.85%     to       2.45%      0.32%     to       0.45%     (36.85)%    to      (36.17)%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2011                           0.85%     to       2.70%        --      to         --       (1.28)%    to        0.56%
 2010                           0.85%     to       2.70%        --      to         --       32.93%     to       35.40%
 2009                           0.85%     to       2.70%      0.08%     to       0.10%      31.78%     to       34.24%
 2008                           0.85%     to       2.45%      0.64%     to       0.75%     (35.52)%    to      (34.82)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2011                                 183,357       $9.883129      to      $15.306610          $1,791,488
 2010                                 215,623      $10.067692      to      $15.899777           2,195,988
 2009                                 247,875       $8.835711      to      $14.228649           2,244,934
 2008                                 125,095       $6.200603      to       $6.289721             781,427
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                               5,105,764      $10.386061      to      $11.098416          52,660,139
 2010                               4,807,088      $10.179357      to      $10.582456          47,999,084
 2009                               4,488,604       $9.916951      to      $10.080811          43,863,750
 2008                               2,938,364       $9.524540      to       $9.656858          28,182,183
HARTFORD VALUE HLS FUND
 2011                               2,331,846      $13.267078      to      $13.447480          22,608,700
 2010                               2,366,692      $13.784560      to      $13.909418          23,642,146
 2009                                 834,530       $8.528526      to       $8.799340           7,270,741
 2008                                 488,049       $7.042157      to       $7.122333           3,451,141
AMERICAN FUNDS ASSET
 ALLOCATION HLS FUND
 2011                               5,156,082      $13.174899      to      $13.249650          50,956,329
 2010                               4,651,434      $13.042443      to      $13.482401          46,169,757
 2009                               4,374,728      $11.689368      to      $12.358442          38,878,300
 2008                               2,970,740       $7.192825      to       $7.275350          21,482,558
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH HLS FUND
 2011                               2,816,824      $13.472579      to      $13.633115          26,643,384
 2010                               2,893,066      $13.796937      to      $14.007941          27,878,705
 2009                               2,788,722      $12.382862      to      $12.851649          23,912,534
 2008                               1,601,993       $6.626079      to       $6.679716          10,673,807
AMERICAN FUNDS BOND HLS FUND
 2011                              14,900,904      $11.832293      to      $12.011818         160,472,941
 2010                              16,151,651      $11.212517      to      $11.664880         166,633,769
 2009                              15,055,971      $10.583985      to      $11.295400         148,368,692
 2008                               6,032,284       $8.829886      to       $8.933982          53,586,884
AMERICAN FUNDS GLOBAL BOND
 HLS FUND
 2011                               3,554,982      $11.586350      to      $11.756560          39,651,417
 2010                               3,125,828      $11.144250      to      $11.588445          33,957,922
 2009                               3,212,884      $10.650417      to      $11.360991          33,795,357
 2008                               2,008,133       $9.689117      to       $9.799988          19,565,569
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME HLS FUND
 2011                               7,660,556      $13.229196      to      $14.291132          66,209,099
 2010                               8,333,636      $13.995685      to      $15.494577          76,688,883
 2009                               9,040,118      $12.587813      to      $14.295567          75,088,531
 2008                               6,194,830       $5.958336      to       $6.026788          37,113,004
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2011                               2,805,066      $12.510652      to      $14.024610          25,283,096
 2010                               2,961,672      $13.775736      to      $15.873990          29,690,669
 2009                               2,953,099      $12.427257      to      $14.653651          26,727,214
 2008                               2,150,832       $6.300038      to       $6.372372          13,617,813

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2011                           0.75%     to       2.70%      0.52%     to       1.41%      (3.73)%    to       (1.83)%
 2010                           0.75%     to       2.70%      1.21%     to       1.22%      11.75%     to       13.94%
 2009                           0.75%     to       2.70%      1.65%     to       2.22%      37.77%     to       40.48%
 2008                           0.75%     to       2.45%      3.75%     to       6.34%     (41.61)%    to      (40.94)%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                           0.30%     to       2.75%      0.16%     to       2.49%       2.03%     to        4.56%
 2010                           0.50%     to       2.75%      4.55%     to       5.94%       0.98%     to        3.28%
 2009                           0.75%     to       2.75%      0.04%     to       0.04%       0.58%     to        2.61%
 2008                           0.85%     to       2.50%     13.82%     to      19.13%      (2.65)%    to       (1.58)%
HARTFORD VALUE HLS FUND
 2011                           0.50%     to       2.75%      0.81%     to       2.69%      (4.62)%    to       (2.45)%
 2010                           0.50%     to       2.75%      1.19%     to       1.78%      11.56%     to       14.10%
 2009                           0.75%     to       2.45%      2.58%     to       2.67%      21.36%     to       23.44%
 2008                           0.85%     to       2.20%      2.62%     to       6.85%     (33.74)%    to      (33.13)%
AMERICAN FUNDS ASSET
 ALLOCATION HLS FUND
 2011                           0.30%     to       2.75%      1.31%     to       1.32%      (1.73)%    to        0.71%
 2010                           0.50%     to       2.75%      1.75%     to       2.40%       9.10%     to       11.58%
 2009                           0.50%     to       2.75%      2.60%     to       2.60%      16.89%     to       20.24%
 2008                           0.75%     to       2.45%        --      to         --      (28.59)%    to      (27.77)%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH HLS FUND
 2011                           0.30%     to       2.70%        --      to       0.02%      (3.82)%    to       (1.48)%
 2010                           0.50%     to       2.70%      2.85%     to       5.60%       9.00%     to       11.42%
 2009                           0.50%     to       2.70%      1.31%     to       1.31%      23.83%     to       24.06%
 2008                           1.25%     to       2.45%        --      to         --      (35.17)%    to      (34.65)%
AMERICAN FUNDS BOND HLS FUND
 2011                           0.30%     to       2.75%      2.64%     to       3.26%       2.97%     to        5.53%
 2010                           0.30%     to       2.75%      2.27%     to       2.27%       3.27%     to        5.83%
 2009                           0.50%     to       2.75%      3.21%     to       3.21%       5.84%     to        9.19%
 2008                           0.75%     to       2.50%        --      to         --      (11.85)%    to      (10.82)%
AMERICAN FUNDS GLOBAL BOND
 HLS FUND
 2011                           0.30%     to       2.75%      2.03%     to       3.91%       1.45%     to        3.97%
 2010                           0.30%     to       2.75%      0.99%     to       1.06%       2.00%     to        4.53%
 2009                           0.50%     to       2.75%      2.78%     to       2.78%       6.46%     to        6.50%
 2008                           0.75%     to       2.45%        --      to         --       (2.93)%    to       (1.83)%
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME HLS FUND
 2011                           0.30%     to       2.75%      2.24%     to       2.50%      (7.77)%    to       (5.48)%
 2010                           0.30%     to       2.75%      1.71%     to       2.05%       8.39%     to       11.07%
 2009                           0.50%     to       2.75%      2.48%     to       2.48%      25.88%     to       35.59%
 2008                           0.75%     to       2.45%        --      to         --      (40.88)%    to      (40.20)%
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2011                           0.30%     to       2.75%      1.05%     to       1.11%     (11.65)%    to       (9.46)%
 2010                           0.50%     to       2.75%      0.91%     to       1.31%       8.39%     to       10.85%
 2009                           0.50%     to       2.70%      1.84%     to       1.84%      24.27%     to       38.00%
 2008                           0.75%     to       2.45%        --      to         --      (37.36)%    to      (36.64)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2011                               5,899,303      $12.375597      to      $15.425020         $46,373,973
 2010                               6,404,019      $15.400798      to      $19.672721          63,184,851
 2009                               6,596,997      $12.642178      to      $16.565575          53,538,564
 2008                               3,367,081       $5.011352      to       $5.070685          16,975,677
AMERICAN FUNDS GROWTH HLS
 FUND
 2011                              29,047,978      $13.819059      to      $14.928787         261,129,592
 2010                              31,079,405      $14.524331      to      $16.080226         294,660,792
 2009                              30,747,662      $12.295824      to      $13.964315         248,475,238
 2008                              17,690,992       $5.783494      to       $5.851955         102,913,055
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2011                              15,489,618      $13.117335      to      $13.459244         138,992,189
 2010                              16,510,682      $13.441479      to      $14.134195         152,371,954
 2009                              16,710,339      $12.121401      to      $13.075097         139,993,210
 2008                               9,436,604       $6.393426      to       $6.469048          60,687,008
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2011                              22,091,602      $11.294208      to      $12.959643         170,641,799
 2010                              21,624,899      $13.207404      to      $15.531653         196,323,831
 2009                              19,383,728      $12.377279      to      $14.931026         165,985,999
 2008                              11,027,862       $5.988522      to       $6.059340          66,450,276
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2011                               5,076,172      $12.461947      to      $14.513316          44,694,896
 2010                               5,976,241      $14.573354      to      $17.393936          62,064,792
 2009                               5,768,948      $12.423452      to      $15.210443          51,022,990
 2008                               3,446,773       $5.903393      to       $5.973191          20,462,894
HARTFORD PORTFOLIO
 DIVERSIFIER HLS FUND
 2011                               3,708,946      $10.149291      to      $10.208088          37,732,732
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2011                                 292,794      $10.618667      to      $12.297888           3,236,300
 2010                                  24,036      $11.285819      to      $12.880117             307,418
 2009                                     700      $10.875521      to      $10.875521               7,609
LORD ABBETT CAPITAL STRUCTURE
 FUND
 2011                               1,442,556      $10.937377      to      $13.624033          15,527,711
 2010                               1,274,552      $11.009334      to      $13.969711          13,926,504
 2009                               1,122,995       $9.674588      to      $12.505226          10,848,407
 2008                                 440,544       $7.801894      to       $7.906371           3,466,201
LORD ABBETT BOND DEBENTURE
 FUND
 2011                               6,171,792      $12.679270      to      $15.225477          77,751,139
 2010                               6,412,890      $12.150902      to      $14.992803          78,583,689
 2009                               6,609,066      $10.872900      to      $13.721049          73,176,274
 2008                               3,102,985       $8.259432      to       $8.380467          25,825,763

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2011                           0.30%     to       2.75%      1.36%     to       1.68%     (21.59)%    to      (19.64)%
 2010                           0.30%     to       2.75%      0.02%     to       0.02%      18.76%     to       21.70%
 2009                           0.50%     to       2.75%      0.08%     to       0.08%      26.42%     to       56.41%
 2008                           0.75%     to       2.50%        --      to         --      (50.32)%    to      (49.74)%
AMERICAN FUNDS GROWTH HLS
 FUND
 2011                           0.30%     to       2.75%        --      to         --       (7.16)%    to       (4.86)%
 2010                           0.30%     to       2.75%      0.51%     to       0.54%      15.15%     to       18.01%
 2009                           0.50%     to       2.75%      0.49%     to       0.81%      22.96%     to       35.25%
 2008                           0.75%     to       2.50%      1.57%     to       2.12%     (42.59)%    to      (41.92)%
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2011                           0.30%     to       2.75%        --      to         --       (4.78)%    to       (2.41)%
 2010                           0.30%     to       2.75%      1.19%     to       5.47%       8.10%     to       10.78%
 2009                           0.50%     to       2.75%      1.70%     to       2.02%      21.21%     to       27.31%
 2008                           0.75%     to       2.50%      2.61%     to       2.90%     (37.24)%    to      (36.50)%
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2011                           0.30%     to       2.75%      1.48%     to       1.69%     (16.56)%    to      (14.49)%
 2010                           0.30%     to       2.75%      0.96%     to       1.34%       4.02%     to        6.60%
 2009                           0.50%     to       2.75%      1.30%     to       1.30%      23.77%     to       38.88%
 2008                           0.75%     to       2.50%        --      to         --      (40.47)%    to      (39.76)%
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2011                           0.30%     to       2.75%      1.34%     to       2.36%     (16.56)%    to      (14.49)%
 2010                           0.30%     to       2.75%      0.96%     to       0.96%      14.36%     to       17.19%
 2009                           0.50%     to       2.75%      1.49%     to       1.49%      24.24%     to       45.10%
 2008                           0.75%     to       2.50%        --      to         --      (41.27)%    to      (40.58)%
HARTFORD PORTFOLIO
 DIVERSIFIER HLS FUND
 2011                           0.50%     to       1.50%      0.79%     to       0.89%       1.51%     to        2.09%
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2011                           0.30%     to       1.50%      0.26%     to       0.45%      (5.91)%    to       (4.78)%
 2010                           0.50%     to       1.50%      0.26%     to       0.67%      12.86%     to       18.43%
 2009                           0.50%     to       0.50%      0.15%     to       0.15%       8.76%     to        8.76%
LORD ABBETT CAPITAL STRUCTURE
 FUND
 2011                           0.85%     to       2.70%      2.61%     to       2.78%      (2.47)%    to       (0.65)%
 2010                           0.85%     to       2.70%      2.93%     to       2.98%      11.71%     to       13.80%
 2009                           0.85%     to       2.70%      4.64%     to      10.35%      20.12%     to       22.36%
 2008                           0.85%     to       2.45%     11.86%     to      14.59%     (24.64)%    to      (23.83)%
LORD ABBETT BOND DEBENTURE
 FUND
 2011                           0.30%     to       2.75%      5.54%     to       6.65%       1.55%     to        4.07%
 2010                           0.50%     to       2.75%      5.59%     to      16.58%       9.27%     to       11.75%
 2009                           0.50%     to       2.75%     10.06%     to      17.07%       8.73%     to       30.67%
 2008                           0.75%     to       2.50%      8.63%     to      18.49%     (19.58)%    to      (18.64)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 FUND
 2011                               1,442,473      $11.441826      to      $12.501447         $12,721,930
 2010                               1,616,492      $12.243627      to      $13.675170          15,315,744
 2009                               1,513,943       $8.196534      to      $11.965883          12,347,559
 2008                               1,023,336       $6.845272      to       $6.945580           7,066,666
MFS CORE EQUITY SERIES
 2011                               2,231,507      $10.296034      to      $14.639099          18,202,605
 2010                               2,570,830      $10.501399      to      $15.210128          21,628,420
 2009                               3,042,503       $9.044579      to      $13.344441          22,258,659
 2008                               3,614,121       $4.343066      to       $6.894720          20,293,395
 2007                               4,626,873       $7.322856      to      $11.440100          43,479,094
MFS GROWTH SERIES
 2011                               7,520,375      $14.041207      to      $14.692034          59,135,987
 2010                               6,939,287      $14.119829      to      $15.158747          56,875,907
 2009                               7,633,607       $8.914161      to      $13.523277          54,840,968
 2008                               7,924,377       $3.915227      to       $6.530042          41,586,870
 2007                               8,189,279       $6.418030      to      $10.523433          70,257,927
MFS GLOBAL EQUITY SERIES
 2011                               1,476,698      $13.828035      to      $16.295758          20,438,283
 2010                               1,596,101      $14.856419      to      $17.177739          23,611,747
 2009                               1,808,474      $13.590605      to      $15.418702          24,208,687
 2008                               2,067,387       $9.205089      to      $11.782035          21,351,995
 2007                               2,506,516      $14.258638      to      $17.942006          39,807,568
MFS HIGH INCOME SERIES
 2011                              14,950,997      $16.253396      to      $17.035508         218,275,129
 2010                              18,496,688      $15.745804      to      $16.828511         263,432,172
 2009                              19,130,781      $13.841030      to      $15.083900         242,007,067
 2008                              14,675,417       $8.508150      to       $9.590820         129,967,916
 2007                              16,210,492      $12.205674      to      $13.526642         204,654,314
MFS INVESTORS GROWTH STOCK
 SERIES
 2011                               6,533,957       $9.521792      to      $14.705781          49,603,781
 2010                               6,590,384       $9.547958      to      $15.029221          51,361,525
 2009                               8,432,589       $8.561398      to      $13.734560          59,297,756
 2008                               9,374,062       $4.308344      to       $6.187191          48,168,652
 2007                              11,538,778       $7.001540      to       $9.884952          96,218,603
MFS INVESTORS TRUST SERIES
 2011                              31,298,902      $12.944985      to      $12.955093         284,383,098
 2010                              37,673,459      $13.332258      to      $13.620354         355,461,213
 2009                              43,284,748       $9.629790      to      $12.614593         373,439,007
 2008                              47,116,354       $6.595768      to       $7.641920         325,835,726
 2007                              50,025,503      $10.111297      to      $11.499748         524,881,724
MFS MID CAP GROWTH SERIES
 2011                              12,380,003       $5.653302      to      $16.189354          63,849,051
 2010                              19,574,443       $6.057099      to      $17.714186         108,442,576
 2009                              19,146,637       $4.704525      to      $14.057845          83,348,406
 2008                              17,582,772       $3.136146      to       $3.341523          55,162,219
 2007                              20,117,841       $6.642002      to       $6.946753         132,768,469

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 FUND
 2011                           0.50%     to       2.70%      0.73%     to       1.02%      (8.58)%    to       (6.55)%
 2010                           0.50%     to       2.70%      0.58%     to       1.16%      14.29%     to       16.83%
 2009                           0.75%     to       2.70%      1.15%     to       2.43%      15.73%     to       18.01%
 2008                           0.75%     to       2.50%      5.29%     to      20.93%     (34.88)%    to      (34.12)%
MFS CORE EQUITY SERIES
 2011                           0.95%     to       2.80%      0.90%     to       0.96%      (3.75)%    to       (1.96)%
 2010                           0.95%     to       2.80%      1.06%     to       1.06%      13.98%     to       16.11%
 2009                           0.95%     to       2.80%      1.71%     to       1.71%      28.78%     to       31.18%
 2008                           0.95%     to       2.55%      0.66%     to       0.81%     (40.69)%    to      (39.73)%
 2007                           0.95%     to       2.55%      0.36%     to       0.36%       8.35%     to       10.10%
MFS GROWTH SERIES
 2011                           0.30%     to       2.80%      0.02%     to       0.19%      (3.08)%    to       (0.86)%
 2010                           0.50%     to       2.80%        --      to         --       12.16%     to       14.45%
 2009                           0.85%     to       2.75%      0.25%     to       0.25%      33.94%     to       36.51%
 2008                           0.85%     to       2.55%      0.20%     to       0.23%     (39.00)%    to      (37.95)%
 2007                           0.85%     to       2.55%        --      to         --       18.12%     to       20.15%
MFS GLOBAL EQUITY SERIES
 2011                           0.85%     to       2.75%      0.84%     to       0.90%      (6.92)%    to       (5.13)%
 2010                           0.85%     to       2.75%      0.93%     to       1.05%       9.31%     to       11.41%
 2009                           0.85%     to       2.75%      2.21%     to       2.92%      28.40%     to       30.87%
 2008                           0.85%     to       2.55%      0.97%     to       1.03%     (35.44)%    to      (34.33)%
 2007                           0.85%     to       2.55%      1.92%     to       1.92%       6.45%     to        8.27%
MFS HIGH INCOME SERIES
 2011                           0.85%     to       2.80%      9.04%     to       9.35%       1.23%     to        3.22%
 2010                           0.85%     to       2.80%      1.82%     to       6.70%      11.57%     to       13.76%
 2009                           0.85%     to       2.80%      7.16%     to       7.16%      41.08%     to       43.85%
 2008                           0.85%     to       2.55%      9.07%     to       9.21%     (30.29)%    to      (29.10)%
 2007                           0.85%     to       2.55%      5.16%     to       6.26%      (0.79)%    to        0.91%
MFS INVESTORS GROWTH STOCK
 SERIES
 2011                           0.85%     to       2.75%      0.52%     to       0.56%      (2.15)%    to       (0.27)%
 2010                           0.85%     to       2.75%      0.39%     to       0.44%       9.43%     to       11.52%
 2009                           0.85%     to       2.75%      0.77%     to       0.77%      35.77%     to       38.37%
 2008                           0.85%     to       2.55%      0.53%     to       0.59%     (38.47)%    to      (37.41)%
 2007                           0.85%     to       2.55%      0.29%     to       0.29%       8.56%     to       10.42%
MFS INVESTORS TRUST SERIES
 2011                           0.50%     to       2.80%      0.88%     to       0.93%      (4.88)%    to       (2.90)%
 2010                           0.50%     to       2.80%      0.75%     to       0.75%       8.03%     to       10.33%
 2009                           0.70%     to       2.75%      1.56%     to       1.87%      23.46%     to       26.01%
 2008                           0.70%     to       2.55%      0.86%     to       0.89%     (34.77)%    to      (33.55)%
 2007                           0.70%     to       2.55%      0.30%     to       0.81%       7.53%     to        9.54%
MFS MID CAP GROWTH SERIES
 2011                           0.70%     to       2.80%        --      to         --       (8.61)%    to       (6.67)%
 2010                           0.70%     to       2.80%        --      to         --       26.08%     to       28.75%
 2009                           0.70%     to       2.75%      0.30%     to       0.30%      37.93%     to       40.79%
 2008                           0.70%     to       2.55%        --      to         --      (52.78)%    to      (51.90)%
 2007                           0.70%     to       2.55%      0.11%     to       0.17%       7.06%     to        9.06%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2011                              16,387,868       $8.790789      to      $20.195587        $209,863,266
 2010                              19,232,141      $20.562993      to      $23.146322         280,246,841
 2009                              23,055,911      $15.211050      to      $17.468198         251,682,405
 2008                              25,604,459       $5.168903      to       $6.771751         174,055,576
 2007                              27,766,073       $8.740299      to      $11.223146         314,820,241
MFS TOTAL RETURN SERIES
 2011                              66,853,907      $12.497472      to      $12.500488         898,521,008
 2010                              78,533,199      $12.342474      to      $12.628741       1,058,091,469
 2009                              88,500,101      $11.280481      to      $11.814046       1,108,001,544
 2008                              95,143,804      $10.592590      to      $11.412340       1,036,620,837
 2007                              107,480,602     $13.955001      to      $14.736831       1,538,111,158
MFS VALUE SERIES
 2011                              27,180,453      $12.962336      to      $13.019258         342,014,550
 2010                              29,241,531      $13.062233      to      $13.429849         378,973,808
 2009                              28,820,130      $11.768356      to      $12.367556         349,973,875
 2008                              22,373,767       $7.307428      to      $11.556828         244,740,665
 2007                              15,109,869      $17.585857      to      $18.846102         274,984,652
MFS RESEARCH BOND SERIES
 2011                              26,935,470      $12.239764      to      $12.596936         336,634,052
 2010                              27,873,087      $11.529682      to      $12.135843         332,807,085
 2009                              22,402,627      $10.776388      to      $11.587143         254,666,493
 2008                              12,659,031       $9.750337      to      $10.403409         126,850,761
 2007                               8,571,948      $10.244550      to      $10.746443          89,627,222
MFS RESEARCH INTERNATIONAL
 SERIES
 2011                               3,938,506      $12.051524      to      $12.799862          44,693,626
 2010                               4,278,033      $13.637966      to      $14.770591          55,389,560
 2009                               4,858,774      $12.412738      to      $13.723028          57,768,376
 2008                               5,390,099       $8.987191      to       $9.566686          49,832,168
 2007                               3,617,570      $16.005105      to      $16.749135          59,047,011
MFS RESEARCH SERIES
 2011                               2,844,748      $12.197402      to      $14.162098          33,533,133
 2010                               2,932,762      $12.357294      to      $14.630500          35,280,469
 2009                               3,296,011       $9.903811      to      $10.753312          34,627,175
 2008                               3,017,275       $7.782479      to       $8.307570          24,661,227
 2007                               3,333,539      $12.491769      to      $13.109180          42,766,780
BLACKROCK GLOBAL ALLOCATION
 V.I. FUND
 2011                                  62,053       $9.419996      to       $9.506683             586,773
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2011                                  36,835      $10.549517      to      $12.309800             448,267
 2010                                  53,725      $12.211586      to      $14.385458             758,435
 2009                                  70,233      $10.770930      to      $13.965835             891,650
 2008                                  79,543       $8.323313      to       $9.958971             746,826
 2007                                  88,561      $15.610518      to      $18.866608           1,542,262

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2011                           0.50%     to       2.80%        --      to         --      (12.75)%    to      (12.09)%
 2010                           0.85%     to       2.80%        --      to         --       32.58%     to       35.19%
 2009                           0.85%     to       2.75%        --      to         --       58.76%     to       61.80%
 2008                           0.55%     to       2.55%        --      to         --      (40.86)%    to      (39.66)%
 2007                           0.55%     to       2.55%        --      to         --       (0.07)%    to        1.96%
MFS TOTAL RETURN SERIES
 2011                           0.30%     to       2.80%      0.31%     to       2.70%      (1.04)%    to        1.28%
 2010                           0.30%     to       2.80%      1.88%     to       1.88%       6.90%     to        9.30%
 2009                           0.50%     to       2.80%        --      to         --       12.81%     to       14.77%
 2008                           0.55%     to       2.55%      3.11%     to       3.16%     (24.10)%    to      (22.56)%
 2007                           0.55%     to       2.55%      2.00%     to       2.51%       1.59%     to        3.64%
MFS VALUE SERIES
 2011                           0.30%     to       2.80%      1.31%     to       1.70%      (3.06)%    to       (0.76)%
 2010                           0.30%     to       2.80%        --      to         --        8.46%     to       10.88%
 2009                           0.50%     to       2.75%        --      to         --       17.68%     to       19.13%
 2008                           0.75%     to       2.55%      1.34%     to       1.34%     (34.28)%    to      (30.68)%
 2007                           0.85%     to       2.55%      0.73%     to       0.85%       5.19%     to        7.00%
MFS RESEARCH BOND SERIES
 2011                           0.30%     to       2.80%      2.00%     to       2.69%       3.80%     to        6.16%
 2010                           0.30%     to       2.80%        --      to         --        4.50%     to        6.88%
 2009                           0.50%     to       2.75%      1.21%     to       1.21%       7.76%     to       12.77%
 2008                           0.85%     to       2.55%      2.28%     to       3.10%      (4.82)%    to       (3.19)%
 2007                           0.85%     to       2.55%      2.40%     to       2.73%       1.58%     to        3.33%
MFS RESEARCH INTERNATIONAL
 SERIES
 2011                           0.85%     to       2.80%      1.94%     to       1.96%     (13.34)%    to      (11.63)%
 2010                           0.85%     to       2.80%      1.61%     to       1.61%       7.75%     to        9.87%
 2009                           0.85%     to       2.70%      1.71%     to       1.71%      27.37%     to       29.75%
 2008                           0.85%     to       2.55%      0.75%     to       0.77%     (43.85)%    to      (42.88)%
 2007                           0.85%     to       2.55%        --      to         --        9.98%     to       11.87%
MFS RESEARCH SERIES
 2011                           0.85%     to       2.80%      0.83%     to       0.90%      (3.20)%    to       (1.29)%
 2010                           0.85%     to       2.80%      0.92%     to       0.92%      12.70%     to       14.92%
 2009                           0.85%     to       2.55%      1.44%     to       1.47%      27.26%     to       29.44%
 2008                           0.85%     to       2.55%      0.51%     to       0.53%     (37.70)%    to      (36.63)%
 2007                           0.85%     to       2.55%      0.25%     to       0.46%      10.35%     to       12.25%
BLACKROCK GLOBAL ALLOCATION
 V.I. FUND
 2011                           0.50%     to       1.50%      3.26%     to       6.18%      (5.80)%    to       (4.93)%
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2011                           1.40%     to       2.35%      0.95%     to       0.96%     (14.43)%    to      (13.61)%
 2010                           1.40%     to       2.35%      3.10%     to       3.11%       8.65%     to        9.68%
 2009                           1.40%     to       2.35%      2.33%     to       2.87%      29.63%     to       30.86%
 2008                           1.40%     to       2.40%      0.12%     to       0.37%     (47.21)%    to      (46.68)%
 2007                           1.40%     to       2.40%      0.85%     to       1.54%      33.64%     to       34.98%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2011                                 117,398       $9.014259      to      $10.039407          $1,147,597
 2010                                 126,306       $8.922495      to      $10.037166           1,249,603
 2009                                 141,637       $7.795563      to       $8.857504           1,221,554
 2008                                 156,427       $6.265303      to       $7.190320           1,080,663
 2007                                 181,577      $10.714235      to      $12.420009           2,158,102
BLACKROCK EQUITY DIVIDEND
 V.I. FUND
 2011                                 168,708      $10.215239      to      $10.309221           1,728,069
UIF MID CAP GROWTH PORTFOLIO
 2011                               2,412,191      $11.094492      to      $18.285948          26,367,296
 2010                               2,511,545      $12.042001      to      $20.248660          29,986,902
 2009                               2,781,163       $9.172671      to      $15.735172          25,455,912
 2008                               1,725,399       $5.787808      to       $5.867795          10,078,157
INVESCO VAN KAMPEN V.I. MID
 CAP VALUE FUND
 2011                               1,492,590      $10.594517      to      $16.687980          16,021,119
 2010                               1,564,972      $10.597346      to      $17.004157          16,937,461
 2009                               1,624,403       $8.747530      to      $14.297989          14,588,118
 2008                                 977,151       $6.339560      to       $6.860736           6,480,460
 2007                                 253,970      $12.008550      to      $13.831448           3,267,435
MORGAN STANLEY FOCUS GROWTH
 PORTFOLIO
 2011                                 138,104       $7.317129      to       $8.011904           1,077,590
 2010                                 136,508       $7.978864      to       $8.636505           1,150,564
 2009                                 138,532       $6.437888      to       $6.888948             935,934
 2008                                 127,454       $3.850448      to       $4.073139             510,578
 2007                                  96,139       $8.152510      to       $8.525023             810,822
MORGAN STANLEY MULTI CAP
 GROWTH PORTFOLIO+
 2011                                 482,403       $4.710467      to       $5.157715           2,416,988
 2010                                 613,648       $5.246144      to       $5.678500           3,398,591
 2009                                 720,229       $4.244987      to       $4.542372           3,200,877
 2008                                 850,255       $2.571081      to       $2.719763           2,269,513
 2007                                 673,776       $5.185166      to       $5.422083           3,599,010
MORGAN STANLEY MID CAP GROWTH
 PORTFOLIO
 2011                                  80,188      $10.110543      to      $11.070503             863,063
 2010                                  71,985      $11.168445      to      $12.088848             846,622
 2009                                  81,181       $8.644265      to       $9.249819             734,230
 2008                                  74,773       $5.538087      to       $5.858325             429,576
 2007                                  57,697      $10.998815      to      $11.462786             651,659
MORGAN STANLEY FLEXIBLE
 INCOME PORTFOLIO
 2011                                  74,330      $10.959190      to      $11.999312             869,813
 2010                                  68,187      $10.783596      to      $11.672055             780,405
 2009                                  75,321      $10.157929      to      $10.869185             803,795
 2008                                  67,079       $8.718935      to       $9.222830             611,362
 2007                                  74,873      $11.445540      to      $11.968451             884,903
BLACKROCK CAPITAL
 APPRECIATION V.I. FUND
 2011                                 167,853       $8.865043      to       $8.946664           1,520,195

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2011                           1.40%     to       2.40%      0.63%     to       0.78%       0.02%     to        1.03%
 2010                           1.40%     to       2.40%      1.14%     to       1.63%      12.75%     to       13.88%
 2009                           1.40%     to       2.40%      0.01%     to       0.01%      23.19%     to       24.42%
 2008                           1.40%     to       2.40%      0.26%     to       0.45%     (42.11)%    to      (41.52)%
 2007                           1.40%     to       2.40%      0.20%     to       0.26%       5.82%     to        6.88%
BLACKROCK EQUITY DIVIDEND
 V.I. FUND
 2011                           0.50%     to       1.50%      2.00%     to       2.29%       2.15%     to        3.09%
UIF MID CAP GROWTH PORTFOLIO
 2011                           0.75%     to       2.75%      0.23%     to       0.26%      (9.69)%    to       (7.87)%
 2010                           0.75%     to       2.75%        --      to         --       28.68%     to       31.28%
 2009                           0.75%     to       2.75%        --      to         --       53.11%     to       56.19%
 2008                           0.85%     to       2.50%      0.22%     to       0.22%     (45.91)%    to      (45.31)%
INVESCO VAN KAMPEN V.I. MID
 CAP VALUE FUND
 2011                           0.85%     to       2.70%      0.59%     to       0.61%      (1.86)%    to       (0.03)%
 2010                           0.85%     to       2.70%      0.83%     to       0.86%      18.93%     to       21.15%
 2009                           0.85%     to       2.70%      1.16%     to       1.53%      35.46%     to       37.98%
 2008                           0.85%     to       2.50%      0.25%     to       0.80%     (42.87)%    to      (39.56)%
 2007                           1.35%     to       2.50%      0.50%     to       0.67%       5.08%     to        6.30%
MORGAN STANLEY FOCUS GROWTH
 PORTFOLIO
 2011                           1.35%     to       2.50%        --      to         --       (8.29)%    to       (7.23)%
 2010                           1.35%     to       2.50%        --      to         --       23.94%     to       25.37%
 2009                           1.35%     to       2.50%        --      to         --       67.20%     to       69.13%
 2008                           1.35%     to       2.50%      0.07%     to       0.07%     (52.77)%    to      (52.22)%
 2007                           1.35%     to       2.50%        --      to         --       19.47%     to       20.85%
MORGAN STANLEY MULTI CAP
 GROWTH PORTFOLIO+
 2011                           1.35%     to       2.50%        --      to         --      (10.21)%    to       (9.17)%
 2010                           1.35%     to       2.50%        --      to         --       23.58%     to       25.01%
 2009                           1.35%     to       2.50%        --      to         --       65.11%     to       67.01%
 2008                           1.35%     to       2.50%        --      to         --      (50.42)%    to      (49.84)%
 2007                           1.35%     to       2.50%        --      to         --       16.14%     to       17.49%
MORGAN STANLEY MID CAP GROWTH
 PORTFOLIO
 2011                           1.35%     to       2.50%        --      to       0.15%      (9.47)%    to       (8.42)%
 2010                           1.35%     to       2.50%        --      to         --       29.20%     to       30.69%
 2009                           1.35%     to       2.50%        --      to         --       56.09%     to       57.89%
 2008                           1.35%     to       2.50%      0.46%     to       0.72%     (49.48)%    to      (48.89)%
 2007                           1.35%     to       2.20%      0.10%     to       0.17%      19.98%     to       21.00%
MORGAN STANLEY FLEXIBLE
 INCOME PORTFOLIO
 2011                           1.35%     to       2.50%      6.27%     to       6.95%       1.63%     to        2.80%
 2010                           1.35%     to       2.50%      6.00%     to       6.07%       6.16%     to        7.39%
 2009                           1.35%     to       2.50%      6.93%     to       7.04%      16.50%     to       17.85%
 2008                           1.35%     to       2.50%      1.76%     to       2.12%     (23.82)%    to      (22.94)%
 2007                           1.35%     to       2.50%      6.04%     to       6.47%       1.08%     to        2.25%
BLACKROCK CAPITAL
 APPRECIATION V.I. FUND
 2011                           0.50%     to       1.50%      0.68%     to       1.13%     (11.35)%    to      (10.53)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2011                                 286,259       $9.175765      to      $14.661738          $2,625,631
 2010                                 298,124       $9.383033      to      $15.280537           2,800,542
 2009                                 338,692       $8.670403      to      $14.390901           2,983,346
 2008                                 175,373       $5.983369      to       $6.066067           1,057,142
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2011                               3,043,406       $9.479173      to      $14.456531          28,503,955
 2010                               3,102,854      $10.440769      to      $16.244864          32,002,764
 2009                               3,330,171       $9.091739      to      $14.431646          30,069,311
 2008                               2,412,375       $6.478219      to       $6.573235          15,754,488
OPPENHEIMER MAIN STREET
 FUND/VA
 2011                                 347,115       $9.764597      to      $14.152904           3,355,752
 2010                                 256,255       $9.879026      to      $14.593482           2,537,014
 2009                                 251,866       $8.602066      to      $12.950825           2,174,143
 2008                                 148,530       $6.688394      to       $6.777960           1,001,478
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA+
 2011                               2,658,375      $10.923371      to      $16.343630          28,677,185
 2010                               2,939,236      $11.274242      to      $17.209473          32,956,942
 2009                               3,185,866       $9.230857      to      $14.374862          29,411,750
 2008                               1,596,779       $6.696166      to       $6.794283          10,774,226
OPPENHEIMER VALUE FUND/ VA
 2011                                 165,954       $9.115962      to      $13.652516           1,541,212
 2010                                 143,100       $9.199060      to       $9.625296           1,389,456
 2009                                 212,399       $8.211525      to       $8.455636           1,798,331
 2008                                 171,612       $6.295470      to       $6.366550           1,085,350
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2011                               7,493,345      $11.843122      to      $16.283898          87,183,520
 2010                               8,774,553      $12.322677      to      $17.285592         107,300,181
 2009                               9,270,764      $11.019201      to      $15.769223         101,820,907
 2008                               4,282,230       $7.042341      to       $7.146244          30,391,469
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2011                                 688,977      $10.506520      to      $15.010968           7,120,025
 2010                                 727,108      $10.630143      to      $15.440421           7,642,758
 2009                                 726,166       $9.338424      to      $13.789621           6,730,516
 2008                                 335,763       $6.877682      to       $6.952999           2,322,036
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2011                                 179,940       $6.712534      to      $11.544659           1,238,367
 2010                                 175,158       $7.851992      to      $13.757115           1,414,119
 2009                                 186,215       $7.392382      to      $13.193438           1,399,090
 2008                                 114,700       $5.844073      to       $5.908142             674,450

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2011                           0.85%     to       2.75%      0.11%     to       0.12%      (4.05)%    to       (2.21)%
 2010                           0.85%     to       2.75%        --      to         --        6.18%     to        8.22%
 2009                           0.85%     to       2.75%        --      to         --       40.25%     to       42.93%
 2008                           0.85%     to       2.50%        --      to         --      (44.90)%    to      (44.29)%
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2011                           0.75%     to       2.75%      1.06%     to       1.06%     (11.01)%    to       (9.21)%
 2010                           0.75%     to       2.75%      1.22%     to       1.24%      12.56%     to       14.84%
 2009                           0.75%     to       2.75%      2.27%     to       2.27%      35.58%     to       38.32%
 2008                           0.75%     to       2.50%        --      to         --      (38.72)%    to      (38.00)%
OPPENHEIMER MAIN STREET
 FUND/VA
 2011                           0.85%     to       2.75%      0.59%     to       0.65%      (3.02)%    to       (1.16)%
 2010                           0.85%     to       2.75%      0.67%     to       0.89%      12.68%     to       14.85%
 2009                           0.85%     to       2.75%      1.36%     to       1.36%      24.53%     to       26.91%
 2008                           0.85%     to       2.45%        --      to         --      (36.53)%    to      (35.85)%
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA+
 2011                           0.75%     to       2.75%      0.39%     to       0.40%      (5.03)%    to       (3.11)%
 2010                           0.75%     to       2.75%      0.36%     to       0.42%      19.72%     to       22.14%
 2009                           0.75%     to       2.75%      0.23%     to       0.23%      33.18%     to       35.86%
 2008                           0.75%     to       2.50%        --      to         --      (36.25)%    to      (35.50)%
OPPENHEIMER VALUE FUND/ VA
 2011                           0.85%     to       2.70%        --      to       0.88%      (7.03)%    to       (5.29)%
 2010                           0.85%     to       2.45%      0.89%     to       0.89%      12.03%     to       13.83%
 2009                           0.85%     to       2.45%      0.16%     to       0.36%      29.37%     to       31.45%
 2008                           0.85%     to       2.20%        --      to         --      (41.51)%    to      (40.98)%
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2011                           0.75%     to       2.75%      9.55%     to       9.62%      (5.79)%    to       (3.89)%
 2010                           0.75%     to       2.75%     13.81%     to      13.88%       9.62%     to       11.83%
 2009                           0.75%     to       2.75%      4.65%     to       4.65%      51.15%     to       54.20%
 2008                           0.75%     to       2.50%        --      to         --      (31.12)%    to      (30.31)%
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2011                           0.75%     to       2.40%      3.70%     to       4.30%      (2.78)%    to       (1.16)%
 2010                           0.75%     to       2.40%      2.06%     to       4.63%      11.97%     to       13.83%
 2009                           0.75%     to       2.40%        --      to         --       32.00%     to       34.20%
 2008                           0.85%     to       2.15%        --      to         --      (33.14)%    to      (32.56)%
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2011                           0.85%     to       2.70%      2.54%     to       2.55%     (16.08)%    to      (14.51)%
 2010                           0.85%     to       2.70%      3.38%     to       3.41%       4.27%     to        6.22%
 2009                           0.85%     to       2.70%        --      to         --       22.83%     to       25.12%
 2008                           0.85%     to       2.15%        --      to         --      (44.71)%    to      (44.23)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2011                                 183,936       $6.673092      to      $11.204386          $1,250,369
 2010                                 184,549       $8.227517      to      $13.865393           1,530,117
 2009                                 214,939       $7.486362      to      $13.002746           1,630,606
 2008                                 135,003       $6.036515      to       $6.102674             818,726
PUTNAM VT INVESTORS FUND
 2011                                   5,241      $10.926607      to      $13.807398              70,658
 2010                                   3,795      $13.870722      to      $13.870722              52,641
PUTNAM VT SMALL CAP VALUE
FUND
 2011                                 273,496      $10.229368      to      $15.580789           2,799,023
 2010                                 203,283      $10.787046      to      $16.801794           2,233,268
 2009                                 176,203       $8.587762      to      $13.701124           1,560,968
 2008                                  97,653       $6.532869      to       $6.604529             642,194
PUTNAM VT VOYAGER FUND
 2011                                 196,402       $8.997772      to      $12.590426           2,079,361
 2010                                  34,353      $11.118426      to      $15.402708             513,917
 2009                                     375      $12.814702      to      $12.814702               4,805
PUTNAM VT EQUITY INCOME FUND
 2011                                  68,788      $10.965150      to      $13.578750             883,394
 2010                                  36,701      $10.921139      to      $13.389583             489,319
 2009                                      71      $11.950208      to      $11.950208                 854
PIMCO ALL ASSET FUND
 2011                                  31,189       $9.999541      to      $10.091449             311,615
PIMCO EQS PATHFINDER FUND
 2011                                 136,466       $9.389138      to       $9.475458           1,276,923
PIMCO GLOBAL MULTI-ASSET FUND
 2011                                  27,351       $9.678566      to       $9.767544             264,759
JENNISON 20/20 FOCUS
 PORTFOLIO
 2011                                 372,951       $1.312477      to       $1.401227             512,677
 2010                                 355,404       $1.407108      to       $1.492525             523,269
 2009                                 360,460       $1.341763      to       $1.414006             504,354
 2008                                 420,029       $0.872678      to       $0.913715             380,416
 2007                                 414,492       $1.486316      to       $1.533635             630,577
JENNISON PORTFOLIO
 2011                                  43,669       $0.893188      to       $0.893188              39,005
 2010                                 116,634       $0.897947      to       $0.924809             106,650
 2009                                 139,798       $0.825281      to       $0.873620             118,032
 2008                                 145,348       $0.592850      to       $0.623193              88,007
 2007                                 154,205       $0.972493      to       $1.015125             153,002
PRUDENTIAL VALUE PORTFOLIO
 2011                                 221,591       $1.126140      to      $14.410334             284,514
 2010                                 269,412       $1.176590      to       $1.217103             325,053
 2009                                 269,804       $1.059167      to       $1.091807             292,267
 2008                                 304,801       $0.750512      to       $0.785419             237,098
 2007                                 301,653       $1.358682      to       $1.390767             416,338
PRUDENTIAL SERIES
 INTERNATIONAL GROWTH
 2011                                  36,866       $0.797967      to       $0.797967              29,418

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2011                           1.25%     to       2.75%      3.20%     to       3.38%     (19.19)%    to      (17.97)%
 2010                           0.85%     to       2.75%        --      to         --        7.04%     to        9.10%
 2009                           1.25%     to       2.40%        --      to         --       21.68%     to       23.09%
 2008                           0.85%     to       2.15%        --      to         --      (42.46)%    to      (41.96)%
PUTNAM VT INVESTORS FUND
 2011                           0.50%     to       1.45%        --      to       1.15%      (1.40)%    to       (0.46)%
 2010                           0.50%     to       0.50%      0.53%     to       0.53%      13.35%     to       13.35%
PUTNAM VT SMALL CAP VALUE
FUND
 2011                           0.75%     to       2.70%      0.42%     to       0.49%      (7.27)%    to       (5.44)%
 2010                           0.85%     to       2.70%      0.30%     to       0.30%      22.63%     to       24.92%
 2009                           1.15%     to       2.70%      1.44%     to       1.44%      28.03%     to       30.03%
 2008                           1.15%     to       2.45%        --      to         --      (36.58)%    to      (36.02)%
PUTNAM VT VOYAGER FUND
 2011                           0.50%     to       1.50%        --      to         --      (19.07)%    to      (18.26)%
 2010                           0.50%     to       1.50%      0.89%     to       0.89%      11.18%     to       20.20%
 2009                           0.50%     to       0.50%        --      to         --       28.15%     to       28.15%
PUTNAM VT EQUITY INCOME FUND
 2011                           0.50%     to       1.50%      1.55%     to       2.12%       0.40%     to        1.41%
 2010                           0.50%     to       1.50%      0.95%     to       0.95%       9.21%     to       12.05%
 2009                           0.50%     to       0.50%        --      to         --       19.50%     to       19.50%
PIMCO ALL ASSET FUND
 2011                           0.50%     to       1.50%      4.00%     to       4.64%         --      to        0.91%
PIMCO EQS PATHFINDER FUND
 2011                           0.50%     to       1.50%      0.09%     to       0.16%      (6.11)%    to       (5.25)%
PIMCO GLOBAL MULTI-ASSET FUND
 2011                           0.50%     to       1.50%        --      to         --       (3.21)%    to       (2.32)%
JENNISON 20/20 FOCUS
 PORTFOLIO
 2011                           1.70%     to       2.35%        --      to         --       (6.73)%    to       (6.12)%
 2010                           1.70%     to       2.35%        --      to         --        4.87%     to        5.55%
 2009                           1.70%     to       2.35%        --      to         --       53.75%     to       54.75%
 2008                           1.70%     to       2.35%        --      to         --      (40.81)%    to      (40.42)%
 2007                           1.70%     to       2.20%      0.11%     to       0.12%       7.72%     to        8.26%
JENNISON PORTFOLIO
 2011                           2.20%     to       2.20%        --      to         --       (2.26)%    to       (2.26)%
 2010                           2.05%     to       2.40%      0.02%     to       0.02%       8.81%     to        9.19%
 2009                           1.70%     to       2.40%      0.28%     to       0.29%      39.21%     to       40.19%
 2008                           1.70%     to       2.40%      0.07%     to       0.07%     (39.04)%    to      (38.61)%
 2007                           1.70%     to       2.40%        --      to         --        8.91%     to        9.68%
PRUDENTIAL VALUE PORTFOLIO
 2011                           1.70%     to       2.45%        --      to       0.50%      (8.17)%    to       (7.47)%
 2010                           1.70%     to       2.05%      0.33%     to       0.34%      11.09%     to       11.48%
 2009                           1.70%     to       2.05%      1.65%     to       1.74%      38.52%     to       39.01%
 2008                           1.70%     to       2.35%      1.40%     to       1.75%     (43.89)%    to      (43.53)%
 2007                           1.70%     to       2.05%      0.98%     to       0.99%       0.74%     to        1.09%
PRUDENTIAL SERIES
 INTERNATIONAL GROWTH
 2011                           2.20%     to       2.20%      0.45%     to       0.45%     (17.16)%    to      (17.16)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2011                               4,781,804       $9.714248      to      $12.992792         $49,253,592
 2010                               5,217,369      $10.023866      to      $13.657326          55,919,948
 2009                               5,136,540       $9.010887      to      $12.506409          49,876,282
 2008                               2,944,931       $7.322402      to      $10.893737          24,622,036
 2007                                 694,007      $16.476878      to      $17.229559          11,757,904
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2011                                 192,593      $13.295328      to      $14.475731           2,715,455
 2010                                 211,931      $13.925507      to      $14.988434           3,105,136
 2009                                 226,033      $12.341037      to      $13.131153           2,910,971
 2008                                 243,451       $9.854026      to      $10.365093           2,482,506
 2007                                 247,434      $15.738155      to      $16.364834           3,997,505
INVESCO VAN KAMPEN V.I.
 CAPITAL GROWTH FUND+
 2011                               3,990,162       $9.117538      to       $9.259472          36,629,296
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2011                                 728,215       $1.178104      to       $1.310634             893,823
 2010                                 895,881       $1.134366      to       $1.247548           1,058,972
 2009                                 982,610       $1.026647      to       $1.116172           1,046,224
 2008                               1,187,869       $0.911719      to       $0.979889           1,116,169
 2007                               1,587,638       $1.318773      to       $1.401139           2,145,075
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2011                               3,840,214       $1.566088      to      $12.385714           5,917,870
 2010                               4,657,934       $1.332467      to       $1.465421           6,596,959
 2009                               4,948,130       $1.276163      to       $1.387455           7,296,678
 2008                               5,612,820       $1.168078      to       $1.255427           6,782,288
 2007                               6,240,535       $1.169807      to       $1.242914           7,485,802
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2011                               2,463,930       $1.003183      to       $1.116024           2,681,276
 2010                               3,041,018       $1.051224      to       $1.156101           3,419,265
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2011                                 133,369      $10.294596      to      $10.476517           1,386,842
 2010                                 155,090      $12.120069      to      $12.193157           1,886,410
 2009                               1,913,891       $0.920576      to       $1.000862           1,856,144
 2008                               1,919,370       $0.837840      to       $0.900500           1,675,898
 2007                               1,979,629       $1.518073      to       $1.612897           3,107,713
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2011                               1,583,406       $1.455057      to       $1.618725           2,489,270
 2010                               1,949,054       $1.563785      to       $1.719780           3,274,796
 2009                               2,298,885       $1.264746      to       $1.375020           3,049,986
 2008                               2,570,222       $0.849501      to       $0.913021           2,271,934
 2007                               2,287,632       $1.486979      to       $1.579875           3,508,436

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2011                           0.85%     to       2.70%      1.00%     to       1.04%      (4.87)%    to       (3.09)%
 2010                           0.85%     to       2.70%      0.10%     to       0.10%       9.20%     to       11.24%
 2009                           0.85%     to       2.70%      3.58%     to       4.54%      20.80%     to       23.06%
 2008                           0.85%     to       2.50%      1.86%     to       1.86%     (33.89)%    to      (30.20)%
 2007                           1.35%     to       2.50%      0.77%     to       1.05%      (0.01)%    to        1.15%
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2011                           1.35%     to       2.50%      1.34%     to       1.36%      (4.53)%    to       (3.42)%
 2010                           1.35%     to       2.50%      0.13%     to       0.14%      12.84%     to       14.14%
 2009                           1.35%     to       2.50%      4.20%     to       4.32%      25.24%     to       26.69%
 2008                           1.35%     to       2.50%      2.35%     to       2.53%     (37.39)%    to      (36.66)%
 2007                           1.35%     to       2.50%      1.17%     to       1.30%      (4.74)%    to       (3.64)%
INVESCO VAN KAMPEN V.I.
 CAPITAL GROWTH FUND+
 2011                           0.85%     to       2.80%        --      to         --       (8.82)%    to       (7.41)%
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2011                           1.35%     to       2.50%      2.48%     to       2.86%       3.86%     to        5.06%
 2010                           1.35%     to       2.50%      1.73%     to       1.74%      10.49%     to       11.77%
 2009                           1.35%     to       2.50%      2.02%     to       2.04%      12.61%     to       13.91%
 2008                           1.35%     to       2.50%      2.44%     to       2.45%     (30.87)%    to      (30.07)%
 2007                           1.35%     to       2.50%      2.23%     to       2.30%       4.94%     to        6.15%
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2011                           1.35%     to       2.75%      1.70%     to       2.69%       5.38%     to        6.87%
 2010                           1.35%     to       2.50%      3.37%     to       3.42%       4.41%     to        5.62%
 2009                           1.35%     to       2.50%      4.51%     to       4.52%       9.25%     to       10.52%
 2008                           1.35%     to       2.50%      4.81%     to       4.81%      (0.15)%    to        1.01%
 2007                           1.35%     to       2.50%      4.56%     to       4.57%       3.57%     to        4.77%
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2011                           1.35%     to       2.50%      0.52%     to       0.54%      (4.57)%    to       (3.47)%
 2010                           1.35%     to       2.50%      0.53%     to       0.79%      11.02%     to       12.30%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2011                           1.35%     to       2.50%      0.29%     to       0.31%     (15.06)%    to      (14.08)%
 2010                           1.35%     to       2.50%        --      to         --       21.20%     to       21.93%
 2009                           1.35%     to       2.50%      3.01%     to       3.20%       9.88%     to       11.15%
 2008                           1.35%     to       2.50%      1.98%     to       2.05%     (44.81)%    to      (44.17)%
 2007                           1.35%     to       2.50%      0.01%     to       0.01%       9.89%     to       11.16%
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2011                           1.35%     to       2.50%        --      to         --       (6.95)%    to       (5.88)%
 2010                           1.35%     to       2.50%        --      to         --       23.64%     to       25.07%
 2009                           1.35%     to       2.50%        --      to         --       48.88%     to       50.60%
 2008                           1.35%     to       2.50%        --      to         --      (42.87)%    to      (42.21)%
 2007                           1.35%     to       2.50%        --      to         --       11.00%     to       12.29%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2011                                 103,948      $15.468782      to      $18.109556          $1,601,116
 2010                                 121,343      $15.612951      to      $18.480499           1,890,354
 2009                                 111,407      $11.675368      to      $13.972442           1,272,221
 2008                                 113,249       $8.181197      to       $8.434447             935,355
 2007                                  53,343      $15.030356      to      $15.364252             807,953
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2011                                  36,256      $11.711416      to      $12.385528             436,787
 2010                                  44,338      $12.909634      to      $13.537143             587,674
 2009                                  49,368      $11.255012      to      $11.702245             566,482
 2008                                  78,053       $7.182592      to       $7.404895             568,514
 2007                                  65,624      $13.139235      to      $13.535596             876,782
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND+
 2011                                  29,014      $11.603564      to      $12.393407             352,314
 2010                                  23,563      $12.679284      to      $13.295704             307,789
 2009                                  13,895      $10.473260      to      $10.740753             147,847
 2008                                  16,003       $7.246621      to       $7.391000             117,257
 2007                                   4,347      $12.366753      to      $12.641519              54,346

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2011                           1.35%     to       2.45%        --      to         --       (2.01)%    to       (0.92)%
 2010                           1.35%     to       2.45%        --      to         --       32.26%     to       33.73%
 2009                           1.35%     to       2.45%        --      to         --       36.91%     to       38.43%
 2008                           1.35%     to       2.20%        --      to         --      (45.57)%    to      (45.10)%
 2007                           1.35%     to       2.20%        --      to         --       19.66%     to       20.69%
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2011                           1.35%     to       2.20%      0.67%     to       0.79%      (9.28)%    to       (8.51)%
 2010                           1.35%     to       2.20%      1.48%     to       1.59%      14.70%     to       15.68%
 2009                           1.35%     to       2.20%      1.22%     to       1.30%      56.70%     to       58.03%
 2008                           1.35%     to       2.20%        --      to         --      (45.76)%    to      (45.29)%
 2007                           1.35%     to       2.50%      0.03%     to       0.03%      (3.14)%    to       (2.02)%
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND+
 2011                           1.35%     to       2.35%        --      to       0.14%      (7.71)%    to       (6.79)%
 2010                           1.35%     to       2.20%      0.55%     to       0.55%      21.06%     to       22.10%
 2009                           1.65%     to       2.20%        --      to         --       44.53%     to       45.32%
 2008                           1.65%     to       2.20%      2.49%     to       2.73%     (41.40)%    to      (41.08)%
 2007                           1.35%     to       2.20%      0.60%     to       0.73%       4.32%     to        5.21%

  * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns. Prior to January 1, 2011, the expense ratios presented within the financial highlights table reflected non-annualized expense rates. For the current and prior periods presented above, these rates have been annualized to reflect the charges that would have been incurred over the entire fiscal year.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub- Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

  # Rounded unit values. Where only one unit value exists, it is presented in both the lowest and highest columns.
  +      See Note 1 for additional information related to this Sub-Account.

    A summary of expense charges is provided in Note 3.

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

    MAV/EPB Death Benefit Charge maximum of .30%

    MAV Plus (same as MAV/EPB) maximum of .30%

    The Hartford's Principal First Charge maximum of .75%

    The Hartford's Principal First Preferred Charge maximum of .20%

    MAV 70 Death Benefit Charge maximum of .20%

    Optional Death Benefit Charge maximum of .15%

    Earnings Protection Benefit Charge maximum of .20%

    Return of Premium Death Benefit maximum of .75%

    These charges can be assessed as a reduction in unit values or a redemption of units as specified in the product prospectus.

-------------------------------------------------------------------------------

7.     SUBSEQUENT EVENTS:

    On March 21, 2012, Hartford Financial Services Group, Inc. ("HFSG"), the ultimate parent of the Sponsor Company, announced that it has decided to focus on its Property and Casualty, Group Benefits and Mutual Funds businesses.

    On April 26, 2012, HFSG announced that it had entered into an agreement to sell its U.S. individual annuity new business capabilities to a third party. A purchase and sale agreement was entered into with Forethought Financial Group in mid-June 2012 and the anticipated transaction closing date is in late 2012. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company will cease the sale of such annuity policies and the reinsurance agreement will terminate as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012.

    On July 31, 2012, HFSG entered into a definitive agreement to sell Woodbury Financial Services to AIG Advisor Group, Inc., a subsidiary of American International Group, Inc. The transaction closed on November 30, 2012.

    On September 27, 2012, HFSG announced it had entered into a definitive agreement to sell its Individual Life insurance business to Prudential Financial, Inc. ("Prudential"). The sale, which is structured as a reinsurance transaction, is expected to close in the first quarter of 2013, subject to customary closing conditions. As part of the agreement, the Company will continue to sell life insurance products and riders during a transition period, and Prudential will assume all expenses and risk for these sales through a reinsurance agreement.

    On December 10, 2012, the Sponsor Company's indirect parent, Hartford Life and Accident Insurance Company ("HLA"), received regulatory approval to reorganize its Mutual Funds business. This reorganization, which is expected to occur in late 2012, will result in the Mutual Funds business being distributed to Hartford Life, Inc., HLA's parent, via a return of capital.

    Management has evaluated events subsequent to December 31, 2011 and through the financial statement issuance date of December 28, 2012, noting there are no additional subsequent events requiring adjustment or disclosure in the financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                 PAGE:
----------------------------------------------------------------------------------
Independent Auditors' Report                                      F-2
Financial Statements -- Statutory-basis:
 Admitted Assets, Liabilities and Capital and Surplus             F-3
 Statements of Operations                                         F-4
 Statements of Changes in Capital and Surplus                     F-5
 Statements of Cash Flows                                         F-6
 Notes to Financial Statements                                   F7-42

[DELOITTE LOGO]                               DELOITTE & TOUCHE LLP
                                              City Place I, 32nd Floor
                                              185 Asylum Street
                                              Hartford, CT 06103-3402
                                              USA
                                              Tel: +1 860 725 3000
                                              Fax: +1 860 725 3500
                                              www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and capital and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2011 and 2010, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2011 and 2010, or the results of its operations or its cash flows for the three years in the period ended December 31, 2011.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2011 and 2010, and the results of its operations and its cash flows for the three years in the period ended December 31, 2011, on the basis of accounting described in
Note 2.

As discussed in Note 2 to the statutory-basis financial statements, the Company changed its method of accounting and reporting for deferred income taxes as required by accounting guidance adopted in 2009.

April 9, 2012, except for Note 16, as to which the date is December 28, 2012

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                           AS OF DECEMBER 31,
                                     2011                      2010
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                            $11,394,354,135            $9,692,232,176
 Common and preferred
  stocks                            1,017,063,560               758,302,516
 Mortgage loans on real
  estate                              660,905,198               436,751,856
 Real estate                           25,506,912                26,632,080
 Contract loans                       370,655,282               364,509,200
 Cash and short-term
  investments                       3,179,543,702             1,573,472,795
 Derivatives                        1,602,784,576               865,862,531
 Other invested assets                251,264,156               266,361,493
                              -------------------       -------------------
TOTAL CASH AND INVESTED
                 ASSETS            18,502,077,521            13,984,124,647
                              -------------------       -------------------
 Investment income due
  and accrued                         167,669,384               101,421,313
 Amounts recoverable
  for reinsurance                      82,357,163               129,185,787
 Federal income tax
  recoverable                          66,466,241               307,271,561
 Deferred tax asset                   529,817,226               544,413,174
 Receivables from
  parent, subsidiaries
  and affiliates                       19,756,182                26,596,241
 Other assets                         134,763,018               113,920,194
 Separate Account
  assets                           48,255,070,982            58,419,988,303
                              -------------------       -------------------
  TOTAL ADMITTED ASSETS           $67,757,977,717           $73,626,921,220
                              -------------------       -------------------
LIABILITIES
 Aggregate reserves for
  future benefits                 $11,213,317,982            $8,789,731,507
 Liability for
  deposit-type
  contracts                            65,824,777                67,565,532
 Policy and contract
  claim liabilities                    48,092,766                41,643,434
 Asset valuation
  reserve                             179,493,239                16,559,135
 Interest maintenance
  reserve                              60,883,805                43,795,716
 Payable to parent,
  subsidiaries or
  affiliates                           23,109,160                45,865,666
 Accrued expense
  allowances and other
  amounts
  due from Separate
  Accounts                           (884,460,194)           (1,301,618,312)
 Funds held under
  reinsurance treaties
  with unauthorized
  reinsurers                        2,552,745,907             1,999,769,173
 Collateral on
  derivatives                       1,488,105,981               714,130,990
 Other liabilities                    824,354,242               726,950,972
 Separate Account
  liabilities                      48,255,070,982            58,419,988,303
                              -------------------       -------------------
      TOTAL LIABILITIES            63,826,538,647            69,564,382,116
                              -------------------       -------------------
CAPITAL AND SURPLUS
 Common stock -- par
  value $1,250 per
  share, 3,000 shares
  authorized, 2000
  shares issued and
  outstanding                           2,500,000                 2,500,000
 Aggregate write-ins
  for other than
  special surplus funds               174,887,393               182,105,606
 Gross paid in and
  contributed surplus               2,893,378,493             2,890,696,495
 Aggregate write-ins
  for special surplus
  funds                               176,605,742               181,471,058
 Unassigned funds                     684,067,442               805,765,945
                              -------------------       -------------------
      TOTAL CAPITAL AND
                SURPLUS             3,931,439,070             4,062,539,104
                              -------------------       -------------------
  TOTAL LIABILITIES AND
    CAPITAL AND SURPLUS           $67,757,977,717           $73,626,921,220
                              -------------------       -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY-BASIS)

                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                               2011                     2010                     2009
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                         1,401,142,759           $1,110,039,826         $(55,103,284,892)
 Net investment income                                         637,017,383              651,852,402              507,049,302
 Commissions and expense allowances on reinsurance              34,051,212               90,333,930              210,711,684
  ceded
 Reserve adjustments on reinsurance                         (7,279,328,984)          (6,345,615,060)          56,553,042,305
 Fee income                                                  1,366,934,784            1,452,299,854            1,345,460,200
 Other revenues                                                 13,413,968               26,435,811                9,945,475
                                                         -----------------       ------------------       ------------------
                                         TOTAL REVENUES     (3,826,768,878)          (3,014,653,237)           3,522,924,074
                                                         -----------------       ------------------       ------------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                    703,019,683              696,946,177              617,438,001
 Disability and other benefits                                   9,127,886                9,295,233                9,760,311
 Surrenders and other fund withdrawals                         331,833,655              283,345,881            5,401,795,641
 Commissions                                                   523,282,542              509,398,932              540,146,456
 Increase (decrease) in aggregate reserves for life and      2,416,785,246              648,536,025           (2,639,943,114)
  accident and health policies
 General insurance expenses                                    308,877,214              367,574,662              398,688,021
 Net transfers from Separate Accounts                       (7,446,610,318)          (6,144,421,221)          (3,807,520,569)
 Modified coinsurance adjustment on reinsurance assumed       (201,842,919)            (236,815,941)            (227,647,298)
 Other expenses                                                230,507,595              148,320,783              104,816,425
                                                         -----------------       ------------------       ------------------
                            TOTAL BENEFITS AND EXPENSES     (3,125,019,416)          (3,717,819,469)             397,533,874
                                                         -----------------       ------------------       ------------------
  NET (LOSS) GAIN FROM OPERATIONS BEFORE FEDERAL INCOME       (701,749,462)             703,166,232            3,125,390,200
                                  TAX EXPENSE (BENEFIT)
 Federal income tax expense (benefit)                          115,068,345              (65,495,355)             446,707,922
                                                         -----------------       ------------------       ------------------
                        NET (LOSS) GAIN FROM OPERATIONS       (816,817,807)             768,661,587            2,678,682,278
                                                         -----------------       ------------------       ------------------
 Net realized capital losses, after tax                        (41,037,858)            (688,717,817)            (270,071,246)
                                                         -----------------       ------------------       ------------------
                                      NET (LOSS) INCOME       (857,855,665)             $79,943,770           $2,408,611,032
                                                         -----------------       ------------------       ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2011                    2010                    2009
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- PAR VALUE $1,250 PER SHARE, 3,000 SHARES
 AUTHORIZED, 2,000 SHARES ISSUED AND OUTSTANDING
 Balance, beginning and end of year                               $2,500,000              $2,500,000              $2,500,000
                                                           -----------------       -----------------       -----------------
GROSS PAID IN AND CONTRIBUTED SURPLUS
 Balance, beginning of year                                    2,890,696,495           2,889,208,215           1,692,530,362
 Capital contribution                                              2,681,998               1,488,280           1,196,677,853
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR      2,893,378,493           2,890,696,495           2,889,208,215
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      182,105,606             189,963,147             497,354,084
 Amortization of gain on inforce reinsurance                      (7,218,213)             (7,857,541)             (7,777,012)
 Permitted practice deferred tax asset                                    --                      --            (299,613,925)
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        174,887,393             182,105,606             189,963,147
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      181,471,058             266,358,000                      --
 Change in additional admitted deferred tax asset                 (4,865,316)            (84,886,942)            266,358,000
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        176,605,742             181,471,058             266,358,000
                                                           -----------------       -----------------       -----------------
UNASSIGNED FUNDS
 Balance, beginning of year                                      805,765,945             737,571,154             (14,526,035)
 Net (loss) income                                              (857,855,665)             79,943,770           2,408,611,032
 Change in net unrealized capital gains (losses) on              352,961,532            (342,230,129)         (1,127,254,952)
  common stocks and other invested assets
 Change in net unrealized foreign exchange capital gains         265,927,783             151,724,446              31,070,826
 Change in net deferred income tax                               499,609,022              47,041,083            (424,460,047)
 Change in asset valuation reserve                              (162,934,104)              9,004,550             (19,559,913)
 Change in nonadmitted assets                                   (219,410,471)            211,752,886            (405,548,325)
 Cumulative effect of change in accounting principles                     --                      --              (5,644,211)
 Change in liability for reinsurance in unauthorized                   3,400               4,736,976              (4,731,146)
  companies
 Cumulative effect of permitted practice deferred tax                     --                      --             299,613,925
  asset
 Dividends to stockholder                                                 --             (72,000,000)                     --
 Correction of prior year error                                           --             (21,778,791)                     --
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        684,067,442             805,765,945             737,571,154
                                                           -----------------       -----------------       -----------------
CAPITAL AND SURPLUS
                                     BALANCE, END OF YEAR     $3,931,439,070          $4,062,539,104          $4,085,600,516
                                                           -----------------       -----------------       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2011                    2010                    2009
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and annuity considerations                          $1,399,332,372          $1,167,274,877        $(55,110,502,015)
 Net investment income                                           613,946,357             763,045,855             492,875,654
 Reserve adjustments on reinsurance                           (7,279,328,984)         (6,345,615,060)         56,553,042,305
 Miscellaneous income                                          1,409,156,457           1,553,382,340           1,567,209,079
                                                           -----------------       -----------------       -----------------
  Total income                                                (3,856,893,798)         (2,861,911,988)          3,502,625,023
                                                           -----------------       -----------------       -----------------
 Benefits paid                                                 1,061,260,232             549,412,033           6,195,956,624
 Federal income tax (recoveries) payments                       (115,479,588)            363,856,309             174,428,436
 Net transfers from Separate Accounts                         (7,863,768,436)         (6,455,732,342)         (3,836,677,478)
 Other expenses                                                   64,878,126             327,668,851           2,346,022,272
                                                           -----------------       -----------------       -----------------
  Total benefits and expenses                                 (6,853,109,666)         (5,214,795,149)          4,879,729,854
                                                           -----------------       -----------------       -----------------
     NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES      2,996,215,868           2,352,883,161          (1,377,104,831)
                                                           -----------------       -----------------       -----------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID
 Bonds                                                         5,209,426,005           5,961,461,765           7,400,337,827
 Common and preferred stocks                                      53,875,698             133,591,230               6,812,083
 Mortgage loans                                                   34,571,199              82,742,398             124,749,183
 Derivatives and other                                           251,024,069             600,107,338           1,657,336,520
                                                           -----------------       -----------------       -----------------
  Total investment proceeds                                    5,548,896,971           6,777,902,731           9,189,235,613
                                                           -----------------       -----------------       -----------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                         6,908,483,885           6,988,480,966           7,675,090,086
 Common and preferred stocks                                     146,121,947              51,045,814           1,824,386,009
 Mortgage loans                                                  256,825,000              33,125,000              51,677,808
 Real estate                                                              --                 106,600                      --
 Derivatives and other                                           119,866,202           1,755,491,882             297,107,693
                                                           -----------------       -----------------       -----------------
  Total investments acquired                                   7,431,297,034           8,828,250,262           9,848,261,596
                                                           -----------------       -----------------       -----------------
 Net increase (decrease) in contract loans                         6,146,082              11,680,007              (2,090,539)
                                                           -----------------       -----------------       -----------------
                   NET CASH USED FOR INVESTING ACTIVITIES     (1,888,546,145)         (2,062,027,538)           (656,935,444)
                                                           -----------------       -----------------       -----------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital contribution                                                     --                      --             486,061,985
 Dividends to stockholder                                                 --             (72,000,000)                     --
 Funds held under reinsurance treaties with unauthorized         552,976,734            (154,549,016)          1,140,679,259
  reinsurers
 Net other cash used                                             (54,575,550)            (73,312,602)           (336,375,183)
                                                           -----------------       -----------------       -----------------
            NET CASH PROVIDED BY (USED FOR) FINANCING AND        498,401,184            (299,861,618)          1,290,366,061
                                 MISCELLANEOUS ACTIVITIES
                                                           -----------------       -----------------       -----------------
 Net increase (decrease) in cash and short-term                1,606,070,907              (9,005,995)           (743,674,214)
  investments
 Cash and short-term investments, beginning of year            1,573,472,795           1,582,478,790           2,326,153,004
                                                           -----------------       -----------------       -----------------
             CASH AND SHORT-TERM INVESTMENTS, END OF YEAR     $3,179,543,702          $1,573,472,795          $1,582,478,790
                                                           -----------------       -----------------       -----------------
Note:Supplemental disclosures of cash flow information
 for non-cash transactions:
 Capital contribution from parent to settle intercompany           2,681,998               1,488,280               4,540,744
  balances related to stock compensation
 Capital contribution to subsidiary to settle                      1,736,296                      --                      --
  intercompany balances related to stock compensation
 Capital contribution of subsidiary from Hartford Life                    --                      --           1,406,075,123
  insurance Company
 Distribution of White River Life Reinsurance Company
  shares to
 Hartford Life Insurance Company                                          --                      --            (700,000,000)
 Shares of subsidiary Hartford Life, Ltd. contributed to
  subsidiary
 Hartford Life International, Ltd.                                        --              29,472,142                      --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2011 AND 2010 AND 2009

--------------------------------------------------------------------------------

1.  ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to the Company:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to more closely align entities with the company issuing the business as well as to more efficiently deploy capital across the organization.

On September 29, 2010, the Company contributed Hartford Life Ltd., a wholly-owned subsidiary based in Bermuda, to Hartford Life International, Ltd., also a wholly-owned subsidiary, in order to align all of the Company's foreign subsidiaries under one foreign holding company.

The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below:

                                                                 2011                    2010                    2009
---------------------------------------------------------------------------------------------------------------------------------
NET (LOSS) INCOME, STATE OF CONNECTICUT BASIS                  $(857,855,665)            $79,943,770          $2,408,611,032
State prescribed practice:
Reinsurance reserve credit                                      (161,739,538)              3,086,978             153,168,118
                                                          ------------------       -----------------       -----------------
                             NET (LOSS) INCOME, NAIC SAP    $ (1,019,595,203)           $ 83,030,748         $ 2,561,779,150
                                                          ------------------       -----------------       -----------------
Statutory capital and surplus, State of Connecticut           $3,931,439,071          $4,062,539,104          $4,085,600,515
 Basis
State prescribed practice:
Reinsurance reserve credit                                      (396,054,980)           (234,315,442)           (237,402,420)
                                                          ------------------       -----------------       -----------------
                 STATUTORY CAPITAL AND SURPLUS, NAIC SAP     $ 3,535,384,091         $ 3,828,223,662         $ 3,848,198,095
                                                          ------------------       -----------------       -----------------

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments; valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are:

(1) for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners ("NAIC"), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits ("GMDB") are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

(5) the calculation of the postretirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized. For statutory accounting, the remaining obligation is expected to be recognized ratably over the next 5 years;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve ("AVR")) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve ("IMR")) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles ("SSAP") No. 43 -- Revised (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

(9) for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from the Separate Account on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

(12) comprehensive income and its components are not presented in the statutory-basis financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

As of and for the years ended December 31, GAAP basis consolidated net income
(loss) and stockholder's equity for the Company are as follows:

                             2011              2010              2009
--------------------------------------------------------------------------------
Net income (loss)          $164,313,121      $490,290,694     $(520,466,844)
Stockholder's equity      4,504,856,275     3,928,045,610     3,562,234,712

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6.00%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2009, the Company adopted Actuarial Guideline No. 43 (CARVM for Variable Annuities), ("AG 43"), which codified the reserve valuation standards for variable annuity and other contracts involving certain guaranteed benefits. The implementation of AG 43 did not have a material impact on the Company's net income and capital and surplus.

As of December 31, 2011 and 2010, the Company had $17,416,612,680 and $16,735,685,000, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2011 and 2010 totaled $74,633,381 and $75,160,778, respectively.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of General and Separate Account annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics as of December 31, 2011 is presented below:

                                                                    SEPARATE
                                                                    ACCOUNT        SEPARATE
                                                    GENERAL           WITH          ACCOUNT
                                                    ACCOUNT        GUARANTEES    NONGUARANTEED        TOTAL         % OF TOTAL
--------------------------------------------------------------------------------------------------------------------------------
1.Subject to discretionary withdrawal
 1.1 -- With fair value adjustment
  a) In a lump sum reflecting changes in
   interest rates or asset values                 $1,631,587,734      $ --                 $ --   $1,631,587,734        3.36%
  b) In installments over 5 years or more,
   with or w/o reduction in interest rates                    --        --                   --               --        0.00%
 1.2 -- At book value less current surrender
  charge of 5% or more                               281,286,731        --                   --      281,286,731        0.58%
 1.3 -- At fair value                                         --        --       43,817,257,786   43,817,257,786       90.26%
                                               -----------------      ----      ---------------  ---------------      ------
 1.4 -- Total with adjustment or at fair
  value                                            1,912,874,465        --       43,817,257,786   45,730,132,251       94.20%
 1.5 -- At book value without adjustment
  (minimal or no charge or adjustment)
  a) In a lump sum without adjustment              1,480,711,500        --                   --    1,480,711,500        3.05%
  b) Installments over less than 5 years                      --        --                   --               --        0.00%
  c) In a lump sum subject to a fixed
   surrender charge of less than 5%                  896,550,360        --                   --      896,550,360        1.85%
  d) In a lump sum subject to surrender
   charge                                                     --        --                   --               --        0.00%
  e) All others                                               --        --                   --               --        0.00%
2.Not subject to discretionary withdrawal            330,599,904        --          108,824,446      439,424,350        0.90%
                                               -----------------      ----      ---------------  ---------------      ------
3.Total (gross)                                    4,620,736,229        --       43,926,082,232   48,546,818,461      100.00%
4.Reinsurance ceded                                  189,281,081        --                   --      189,281,081
                                               -----------------      ----      ---------------  ---------------      ------
5.Total (net)                                     $4,431,455,148      $ --      $43,926,082,232  $48,357,537,380
                                               -----------------      ----      ---------------  ---------------      ------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
6. Exhibit 5, Annuities Section, Total (net)      $4,363,283,036
7. Exhibit 5, Supplementary Contract Section,
 Total (net)                                           2,347,338
8. Exhibit 7, Deposit-Type Contracts Section,
 Total (net)                                          65,824,774
                                               -----------------
9. Subtotal                                        4,431,455,148
Separate Account Annual Statement:
10. Exhibit 3, Annuities Section, Total (net)     43,926,082,232
11. Exhibit 3, Supplemental Contract Section,
 Total (net)                                                  --
12. Policyholder dividend and coupon
 accumulations                                                --
13. Policyholder premiums                                     --
14. Guaranteed interest contracts                             --
15. Exhibit 4, Deposit-Type Contracts
 Section, Total (net)                                         --
                                               -----------------
16. Subtotal                                      43,926,082,232
                                               -----------------
17. Combined total                               $48,357,537,380
                                               -----------------

INVESTMENTS

Other than loan-backed and structured securities, investments in unaffiliated bonds rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of uncombined subsidiaries, controlled and affiliated ("SCA") companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The Company calculates its investment in a foreign insurance subsidiary by adjusting annuity GAAP account value reserves using VA CARVM. Methodology is consistent with domestic accumulation annuity reserves. The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 -- Revised. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance, which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43 -- Revised to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2011 and 2010.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $179,493,239 and $16,559,135 as of December 31, 2011 and 2010, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2011 and 2010 were $60,883,805, and $43,795,716, respectively. The net capital gains and (losses) captured in the IMR, net of taxes, in 2011, 2010, and 2009 were $22,055,099, $67,929,917 and $(3,241,828), respectively. The amount of income and (expense) amortized from the IMR net of taxes in 2011, 2010, and 2009 included in the Company's Statements of Operations, was $4,967,011, $15,097,035 and $(1,369,985), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The impaired value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 -- Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

For securities that are not subject to SSAP No. 43 -- Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 -- Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 --Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed bonds were $9,684,957, $16,191,903 and $110,124,000 for the years ended December 31, 2011, 2010 and 2009, respectively. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities were $245,204, $0 and $16,593,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2011, 2010 and 2009, the Company had impaired mortgage loans on real estate with a related allowance for credit losses of $682,306, $2,561,000 and $42,212,000, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plan required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

Amounts for prior years have been restated to conform to 2011 presentation.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 10R (Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10) was issued in December 2009, updated in September 2010, and is effective for annual periods ending December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R allows for an option to increase the admitted deferred tax assets for companies with a risk-based capital calculation that exceeds a stated threshold. Additional disclosures are required for 2010 and 2011 to the extent tax planning strategies are utilized to admit deferred tax assets. The implementation and financial impact of this on the Company as of December 31, 2011 and 2010 was an increase of $176,605,742 and $181,471,058, respectively, in net admitted deferred tax assets with a corresponding increase of $176,605,742, $181,471,058 and $266,358,000 in surplus in aggregate write-ins for special surplus funds which is included in the Statements of Changes in Capital and Surplus for the years ended December 31, 2011, 2010 and 2009, respectively. (See
Note 5).

SSAP No. 43 -- Revised -- was issued by the NAIC in September 2009 and was effective September 30, 2009. SSAP No. 43 -- Revised supersedes SSAP No. 98 (Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43 -- Loan-backed and Structured Securities) and paragraph 13 of SSAP No. 99 (Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment). SSAP 43 -- Revised establishes statutory accounting principles for investments in loan-backed and structured securities and requires additional disclosures as provided in Note 3. The implementation of SSAP No. 43 -- Revised in 2009 negatively impacted net income for other-than-temporary impairments of loan-backed securities by $14,377,000 in 2009.

Effective January 1, 2012, the Company will adopt SSAP No. 101 (Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10). The effect of the adoption of SSAP No. 101 on the Company's admitted assets, net income and surplus will not be material. As a result of the adoption, during the first quarter of 2012 the Company will reclassify an amount between special surplus funds and unassigned surplus representing the additional admitted deferred tax asset that had been calculated under the provisions of SSAP No. 10R and which will no longer be required to be presented as special surplus funds.

3. INVESTMENTS

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                   2011          2010          2009
---------------------------------------------------------------------------------------
Interest income from bonds and short-term
 investments                                   $509,808,728  $469,730,083  $440,304,551
Interest income from contract loans              22,747,522    20,359,950    22,025,093
Interest income from mortgage loans on real
 estate                                          30,291,082    27,188,650    31,263,546
Interest and dividends from other investments    86,751,995   150,668,061    21,271,120
Gross investment income                         649,599,327   667,946,744   514,864,310
 Less: investment expenses                       12,581,944    16,094,342     7,815,008
                                               ------------  ------------  ------------
                        NET INVESTMENT INCOME  $637,017,383  $651,852,402  $507,049,302
                                               ------------  ------------  ------------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT TERM INVESTMENTS

                                                   2011               2010               2009
------------------------------------------------------------------------------------------------------
Gross unrealized capital gains                 $1,023,591,266     $442,646,698       $258,827,000
Gross unrealized capital losses                (161,289,941)      (195,775,301)      (400,588,000)
Net unrealized capital gains (losses)           862,301,325        246,871,397       (141,761,000)
Balance, beginning of year                      246,871,397       (141,761,000)      (891,652,000)
                                               ------------       ------------       ------------
       CHANGE IN NET UNREALIZED CAPITAL GAINS
 (LOSSES) ON BONDS AND SHORT TERM INVESTMENTS  $615,429,928       $388,632,397       $749,891,000
                                               ------------       ------------       ------------

(C) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS AND PREFERRED STOCKS

                                                   2011               2010                2009
-------------------------------------------------------------------------------------------------------
Gross unrealized capital gains                   $4,123,643          $2,105,046        $32,641,000
Gross unrealized capital losses                (174,273,946)       (337,772,932)       (49,799,000)
Net unrealized capital losses                  (170,150,303)       (335,667,886)       (17,158,000)
Balance, beginning of year                     (335,667,886)        (17,158,000)      (157,463,000)
                                               ------------       -------------       ------------
       CHANGE IN NET UNREALIZED CAPITAL GAINS
      (LOSSES) ON COMMON STOCKS AND PREFERRED
                                       STOCKS  $165,517,583       $(318,509,886)      $140,305,000
                                               ------------       -------------       ------------

(D) COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                                   2011               2010                2009
--------------------------------------------------------------------------------------------------------
Bonds and short-term investments                $56,145,379         $57,288,750       $(102,509,870)
Common stocks -- unaffiliated                       144,514              10,124            (610,426)
Preferred stocks -- unaffiliated                   (245,204)                 --         (12,733,309)
Mortgage loans on real estate                            --         (43,549,377)         (5,911,081)
Derivatives                                     (77,242,753)       (614,797,438)       (148,011,242)
Other invested assets                            12,472,692           5,232,690          (4,598,809)
Realized capital losses                          (8,725,372)      (595,815, 251)       (274,374,737)
Capital gains tax expense (benefit)              10,257,387          24,972,649          (1,061,663)
Net realized capital losses, after tax          (18,982,759)       (620,787,900)       (273,313,074)
 Less: amounts transferred to IMR                22,055,099          67,929,917          (3,241,828)
                                               ------------       -------------       -------------
       NET REALIZED CAPITAL LOSSES, AFTER TAX  $(41,037,858)      $(688,717,817)      $(270,071,246)
                                               ------------       -------------       -------------

For the years ended December 31, 2011, 2010 and 2009, sales of unaffiliated bonds and short-term investments resulted in proceeds of $6,028,566,737, $6,758,918,000 and $8,402,279,000, gross realized capital gains of $103,207,903,
$113,537,000 and $126,993,000, and gross realized capital losses of $46,490,884,
$40,731,000 and $119,379,000 respectively, before transfers to the IMR.

For the years ended December 31, 2011, 2010 and 2009, sales of unaffiliated common and preferred stocks resulted in proceeds of $875,698, $10,124 and $6,812,000, gross realized capital gains of $152,187, $10,124 and $2,737,000, and gross realized capital losses of $7,673, $0 and $76,000, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the Department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2011 and 2010, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2011 and 2010 were $39,019,185,529 and $39,112,849,000, respectively. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2011 and 2010 was $1,780,276,715 and $988,931,000, respectively. As of December 31,
2011 and 2010 the average fair value for derivatives held for other investment and/or risk management activities was $994,929,586 and $816,972,000, respectively. The carrying value of derivative instruments at December 31, 2011 and 2010 was $1,566,600,905 and $797,399,090, respectively.

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. Forward starting swap agreements are used to hedge the interest rate exposure of anticipated future purchases of fixed maturity securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is approximately one year. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2011 and 2010 interest rate swaps used in cash flow hedge relationships had a notional value of $360,000,000 and $522,000,000, respectively, a fair value of $24,655,599 and $9,793,000, respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are primarily used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments reinsured from a related party. As of December 31, 2011 and 2010 swaps in this strategy had a notional value of $1,775,646,363 and $1,997,409,000, respectively, a fair value of $183,792,418 and $177,154,000, respectively, and a carrying value of $0.

Foreign currency swaps are also used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in British pounds and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2011 and 2010 foreign currency swaps used to hedge foreign denominated fixed maturity investments in cash flow hedge relationships had a notional value of $56,751,448 and $72,010,000, respectively, a fair value of $12,985,629 and $13,187,000, respectively, and a carrying value of $6,971,433 and $8,724,000, respectively.

FAIR VALUE HEDGES

INTEREST RATE SWAPS: Interest rate swaps are used to hedge the changes in fair value of certain fixed rate maturity investments due to changes in LIBOR. As of December 31, 2011 interest rate swaps used in fair value hedge relationships had a notional value of $109,945,000, a fair value of $(763,003), and a carrying value of $0. As of December 31, 2010 the Company did not hold any interest rate swaps used in fair value hedge relationships.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Swaps used in replication transactions had a notional value at December 31, 2011 and 2010 of $26,900,000 and $20,500,000,
respectively, a fair value of $(278,993) and $465,000, respectively, and a carrying value of $(255,592) and $343,000, respectively.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. The Company entered into these interest rate caps during 2006 and 2007. As of December 31, 2011 and 2010 interest rate caps had a notional value of $54,077,000, a fair value of $4,596 and $84,000, respectively, and a carrying value of $4,596 and $84,000, respectively. For the years ended December 31, 2011 and 2010 there were no realized gains and losses on interest rate caps. For the year ended December 31, 2009 derivative contracts in this strategy reported losses of $(230,000) in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2011 and 2010 credit default swaps, excluding swaps in offsetting relationships, had a notional value of $274,554,456 and $378,214,000, respectively, a fair value of $3,715,157 and
$(1,725,000), respectively, and a carrying value of $3,715,157 and $(1,725,000), respectively. For the years ended December 31, 2011, 2010 and 2009 credit default swaps reported gains of $737,608, $1,329,000 and $802,000, respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2011 and 2010 credit default swaps in offsetting relationships had a notional value of $574,371,572 and $589,715,000, respectively, a fair value of $(5,046,916) and $(4,120,000), respectively, and a carrying value of $(5,046,916) and $(4,120,000), respectively. For the years ended December 31, 2011, 2010 and 2009 credit default swaps in offsetting relationships reported losses of $(265,240), $(4,000) and a gain of $3,000, respectively, in realized capital gains and losses.

FOREIGN CURRENCY SWAPS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2011, and 2010 foreign currency swaps had a notional value of $50,000,000, a fair value of $(7,205,145), and $(8,568,000), respectively, and a carrying value of $(7,205,145) and $(8,568,000), respectively. For the year ended December 31, 2011 there were no realized gains and losses on foreign currency swaps. For the years ended December 31, 2010 and 2009 derivative contracts in this strategy reported a loss of $(993,000), and a gain of $1,349,000, respectively, in realized capital gains and losses.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") HEDGING DERIVATIVES: The Company enters into interest rate, S&P 500 and NASDAQ index futures contracts and S&P 500 put and call options, as well as interest rate, S&P, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with a portion of the GMWB liabilities which are not reinsured. The Company has also entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2011 and 2010 derivative contracts in this strategy had a notional value of $11,173,683,273 and $11,930,602,000, respectively, a fair value of $729,863,889 and $384,420,000, respectively, and a carrying value of $729,863,889 and $384,420,000, respectively. For the years ended December 31, 2011, 2010 and 2009 derivative contracts in this strategy reported losses of $(162,431,340), $(144,744,000), and gains of $75,643,000, respectively, in realized capital gains and losses.

EQUITY INDEX OPTIONS: The Company enters into equity index options to economically hedge the equity risk associated with various equity indexed products. As of December 31, 2011 derivative contracts in this strategy had a notional value of $13,790,326, and a fair value and a carrying value of $568,854. As of December 31, 2010 the Company did not hold any equity indexed options in this strategy. For the year ended December 31, 2011 derivative contracts in this strategy reported a loss of $(66,014) in realized capital gains and losses. For the years ended December 31, 2010 and 2009 there were no realized gains and losses on equity index options.

INTEREST RATE SWAPS AND FUTURES: The Company enters into interest rate swaps and futures to manage duration between assets and liabilities. As of December 31, 2011 derivative contracts in this strategy, excluding contracts in offsetting relationships, had a notional value of $460,645,000, a fair value and a carrying value of $(85,805). As of December 31, 2010 the Company did not have any derivative contracts in this strategy, excluding swaps in offsetting relationships. During 2011, 2010, and 2009 interest rates swaps and futures reported gains of $112,038, $5,772,000, and $103,000, respectively, in realized capital gains and losses. The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap. As of December 31, 2011 and 2010 interest rate swaps in offsetting relationships had a notional value of $225,000,000, a fair value of $(16,422,238) and $(16,943,000), respectively, and a carrying value of $(16,422,238) and $(16,943,000), respectively. For the years ended December 31, 2011 and 2009 there were no realized gains and losses on interest rate swaps in offsetting relationships. For the year ended December 31, 2010 interest rate swaps in offsetting relationships reported a gain of $5,822,000 in realized capital gains and losses.

U.S. MACRO HEDGE PROGRAM: The Company purchases equity options and futures to economically hedge the statutory reserve impact of equity risk arising primarily from GMDB and GMWB obligations against a decline in the equity markets. As of December 31, 2011 and 2010 derivative contracts in this strategy had a notional value of $6,819,098,500 and $11,317,517,000, respectively, a fair value of $356,561,449 and $203,468,000, respectively, and a carrying value of $356,561,449 and $203,468,000, respectively. For the years ended December 31, 2011, 2010 and 2009 derivative contracts in this strategy reported losses of $(276,124,822), $(342,821,000), and $(124,164,000), respectively, in realized capital gains and losses.

INTERNATIONAL PROGRAM HEDGING INSTRUMENTS: The Company utilizes equity futures, options and swaps, currency forwards and options to partially hedge against declines in equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in Japan and reinsured by the Company. As of December 31, 2011 and 2010 derivative contracts in international program hedging instruments had a notional value of $17,044,722,591 and $11,955,805,000, respectively, a fair value of $497,931,224 and $231,716,000, respectively, and a carrying value of $497,931,224 and $231,716,000, respectively. For the years ended December 31, 2011, 2010 and 2009 derivative contracts in this strategy reported gains of $326,757,980, and losses of $(171,159,000), and $(78,631,000), respectively, in realized capital gains and losses.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31:

                            AS OF DECEMBER 31, 2011

                                                                               WEIGHTED
                                                                                AVERAGE
                                   NOTIONAL       FAIR        CARRYING         YEARS TO
(AMOUNTS IN THOUSANDS)            AMOUNT (2)      VALUE        VALUE           MATURITY
-------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $148,153      $(2,394)     $(2,370)          2 years
 Below investment grade risk
  exposure                           14,313          (36)         (36)          2 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          209,543       (2,110)      (2,110)          5 years
 Investment grade risk
  exposure                           70,000       (6,374)      (6,374)          7 years
Credit linked notes
 Below investment grade risk
  exposure                           50,000       39,875       49,900           6 years
                                   --------      -------      -------           -------
                        TOTAL      $492,009      $28,961      $39,010
                                   --------      -------      -------

                                     UNDERLYING REFERENCED
                                    CREDIT OBLIGATION(S) (1)

                                                       AVERAGE
                                                       CREDIT
(AMOUNTS IN THOUSANDS)              TYPE               RATING
-----------------------------  ----------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
                                     Corporate
 Investment grade risk          Credit/Foreign
  exposure                                Gov.             A-
 Below investment grade risk         Corporate
  exposure                              Credit            BB+
Basket credit default swaps
 (4)                                 Corporate
 Investment grade risk
  exposure                              Credit           BBB+
 Investment grade risk
  exposure                         CMBS Credit             A+
Credit linked notes
 Below investment grade risk         Corporate
  exposure                              Credit            BB+
                               ---------------          -----
                        TOTAL


                                  OFFSETTING       OFFSETTING      OFFSETTING
                                   NOTIONAL           FAIR          CARRYING
(AMOUNTS IN THOUSANDS)            AMOUNT (3)       VALUE (3)       VALUE (3)
-----------------------------  ------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps

 Investment grade risk
  exposure                         $121,253          $(1,644)        $(1,644)
 Below investment grade risk
  exposure                           14,313          (1,252)         (1,252)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           78,781             929             929
 Investment grade risk
  exposure                           70,000           6,374           6,374
Credit linked notes
 Below investment grade risk
  exposure                               --              --              --
                                   --------          ------          ------
                        TOTAL      $284,347          $4,407          $4,407
                                   --------          ------          ------

                            AS OF DECEMBER 31, 2010

                                                                                 WEIGHTED
                                                                                 AVERAGE
                                   NOTIONAL        FAIR        CARRYING          YEARS TO
(AMOUNTS IN THOUSANDS)            AMOUNT (2)      VALUE         VALUE            MATURITY
---------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $142,872         $(380)        $(502)          2 years
 Below investment grade risk
  exposure                           20,866           (42)          (42)          3 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          243,459         2,239         2,239           5 years
 Investment grade risk
  exposure                           70,000        (2,961)       (2,961)          7 years
Credit linked notes
 Below investment grade risk
  exposure                           50,000        43,400        49,880           6 years
                                   --------      --------      --------          --------
                        TOTAL      $527,197       $42,256       $48,614
                                   --------      --------      --------

                                            UNDERLYING REFERENCED
                                          CREDIT OBLIGATION(S) (1)

                                                                  AVERAGE
                                                                  CREDIT
(AMOUNTS IN THOUSANDS)                   TYPE                     RATING
-----------------------------  -----------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                        Corporate
  exposure                          Credit/Foreign Gov.                 A-
 Below investment grade risk
  exposure                             Corporate Credit                BB+
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                             Corporate Credit               BBB+
 Investment grade risk
  exposure                                  CMBS Credit                 A+
Credit linked notes
 Below investment grade risk
  exposure                             Corporate Credit                BB+
                               ------------------------          ---------
                        TOTAL


                                  OFFSETTING       OFFSETTING      OFFSETTING
                                   NOTIONAL           FAIR          CARRYING
(AMOUNTS IN THOUSANDS)            AMOUNT (3)       VALUE (3)       VALUE (3)
-----------------------------  ------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $122,372           $(157)          $(157)
 Below investment grade risk
  exposure                           20,866          (3,077)         (3,077)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           78,781          (1,136)         (1,136)
 Investment grade risk
  exposure                           70,000           2,961           2,961
Credit linked notes
 Below investment grade risk
  exposure                               --              --              --
                                   --------          ------          ------
                        TOTAL      $292,019          $(1,409)        $(1,409)
                                   --------          ------          ------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4)  Includes $279,543 and $313,459 as of December 31, 2011 and 2010,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the years ended December 31, 2011, 2010, and 2009 the Company had no losses on derivative instruments due to counterparty nonperformance.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2011 and 2010, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly owned subsidiaries, and short term investment pool greater than 10% of the Company's capital and surplus.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                  GROSS             GROSS                 ESTIMATED
                                              STATEMENT         UNREALIZED        UNREALIZED                FAIR
                                                VALUE             GAINS             LOSSES                  VALUE
-----------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2011
U.S. government and government agencies
 and authorities:
 -- Guaranteed and sponsored --                $755,130,295      $104,729,396       $(1,048,670)           $858,811,021
  excluding asset-backed
 -- Guaranteed and sponsored --               1,186,617,224        44,551,484           (66,086)          1,231,102,622
  asset-backed
States, municipalities and political            413,682,584        43,804,332          (954,164)            456,532,752
 subdivisions
International governments                       107,425,052         9,605,312          (393,067)            116,637,297
All other corporate -- excluding              6,131,755,165       687,886,439       (28,337,748)          6,791,303,856
 asset-backed
All other corporate -- asset-backed           1,436,711,752        64,964,862      (107,770,233)          1,393,906,381
Hybrid securities                                66,811,576            44,045       (22,719,973)             44,135,648
Short-term investments                        2,395,806,381                --                --           2,395,806,381
Affiliated bond                               1,296,220,489        68,005,396                --           1,364,225,885
                                          -----------------  ----------------  ----------------       -----------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS    $13,790,160,518    $1,023,591,266     $(161,289,941)        $14,652,461,843
                                          -----------------  ----------------  ----------------       -----------------

                                                                              GROSS           GROSS                 ESTIMATED
                                                                           UNREALIZED       UNREALIZED                FAIR
                                                             COST             GAINS           LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2011
Common stocks -- unaffiliated                               $152,370,800     $3,456,202       $(9,800,861)           $146,026,141
Common stocks -- affiliated                                1,025,139,835        667,441      (163,216,084)            862,591,192
                                                       -----------------  -------------  ----------------       -----------------
                                  TOTAL COMMON STOCKS     $1,177,510,635     $4,123,643     $(173,016,945)         $1,008,617,333
                                                       -----------------  -------------  ----------------       -----------------

                                                                                  GROSS            GROSS              ESTIMATED
                                                                STATEMENT       UNREALIZED       UNREALIZED             FAIR
                                                                  VALUE           GAINS            LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2011
Preferred stocks -- unaffiliated                                 $8,446,226        $ --           $(1,257,001)         $7,189,225
                                                              -------------        ----        --------------       -------------
                                      TOTAL PREFERRED STOCKS     $8,446,226        $ --           $(1,257,001)         $7,189,225
                                                              -------------        ----        --------------       -------------

                                                                           GROSS            GROSS                  ESTIMATED
                                                      STATEMENT         UNREALIZED        UNREALIZED                 FAIR
                                                        VALUE              GAINS            LOSSES                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS DECEMBER 31,
 2010
U.S. government and government agencies and
authorities:
 -- Guaranteed and sponsored -- exluding                $811,351,000       $2,646,000      $(38,920,000)             $775,077,000
  asset-backed
 -- Guaranteed and sponsored -- asset-backed             842,971,000       19,961,000        (4,249,000)              858,683,000
States, municipalities and political                     184,201,000        1,483,000        (6,939,000)              178,745,000
 subdivisions
International governments                                104,746,000        5,004,000          (546,000)              109,204,000
All other corporate -- excluding asset-backed          4,858,817,000      319,349,000       (39,143,000)            5,139,023,000
All other corporate -- asset-backed                    1,378,583,000       37,862,000       (94,423,000)            1,322,022,000
Hybrid securities                                         91,948,000           63,000       (11,555,000)               80,456,000
Short-term investments                                 1,377,157,000               --                --             1,377,157,000
Affiliated bond                                        1,419,615,000       56,278,000                --             1,475,893,000
                                                 -------------------  ---------------  ----------------       -------------------
         TOTAL BONDS AND SHORT-TERM INVESTMENTS      $11,069,389,000     $442,646,000     $(195,775,000)          $11,316,260,000
                                                 -------------------  ---------------  ----------------       -------------------

                                                                                GROSS           GROSS                ESTIMATED
                                                                             UNREALIZED       UNREALIZED               FAIR
                                                               COST             GAINS           LOSSES                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2010
Common stocks -- unaffiliated                                   $5,487,000     $2,105,000           $(2,000)           $7,590,000
Common stocks -- affiliated                                  1,077,880,000             --      (336,069,000)          741,811,000
                                                         -----------------  -------------  ----------------       ---------------
                                    TOTAL COMMON STOCKS     $1,083,367,000     $2,105,000     $(336,071,000)         $749,401,000
                                                         -----------------  -------------  ----------------       ---------------

                                                                                  GROSS            GROSS              ESTIMATED
                                                                STATEMENT       UNREALIZED       UNREALIZED             FAIR
                                                                  VALUE           GAINS            LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2010
Preferred stocks -- unaffiliated                                 $8,902,000        $ --           $(1,702,000)         $7,200,000
                                                              -------------        ----        --------------       -------------
                                      TOTAL PREFERRED STOCKS     $8,902,000        $ --           $(1,702,000)         $7,200,000
                                                              -------------        ----        --------------       -------------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2011 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                               STATEMENT           ESTIMATED
                                                 VALUE            FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                        $3,032,142,342     $3,079,727,758
Due after one year through five years           3,016,788,584      3,245,562,366
Due after five years through ten years          3,919,511,930      4,216,289,478
Due after ten years                             3,821,717,662      4,110,882,241
                                           ------------------  -----------------
                                    TOTAL     $13,790,160,518    $14,652,461,843
                                           ------------------  -----------------

At December 31, 2011 and 2010, securities with a statement value of $3,849,385 and $3,821,000, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS ON REAL ESTATE

The maximum and minimum lending rates for the Company's new mortgage loans on real estate were 5.20% and 3.44% and 5.36% and 3.50% for loans during 2011 and 2010, respectively. During 2011 and 2010, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2011 and 2010, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 75.47%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2011 and 2010, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2011 and 2010, there were impaired loans with a related allowance for credit losses of $682,306 and $2,560,968 with interest income recognized during the period the loans were impaired of $4,961,927 and $1,593,157, respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2011, 2010 and 2009.

(J) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

In 2009, the Company participated in a securities lending program to generate additional income, whereby certain domestic fixed income securities were loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provided collateral of 102% of the market value of the loaned securities. Acceptable collateral was in the form of cash or U.S. government securities. The market value of the loaned securities was monitored and additional collateral was obtained if the market value of the collateral fell below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnified the Company against borrower defaults. The Company earned income from the cash collateral or received a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $0, $0 and $1,232,000 for the years ended December 31, 2011, 2010 and 2009, respectively, which was included in net investment income. The Company did not participate in a securities lending program in 2011 and 2010.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2011 and 2010, collateral pledged of $369,461,123 and $260,873,830, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2011 and 2010, the Company had accepted collateral relating to the derivative instruments consisting of cash, U.S. government and U.S. government agency securities with a statement value of $1,708,566,498 and $840,945,555, respectively. At December 31, 2011 and 2010, cash collateral of $1,488,105,981 and $714,130,990 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in collateral on derivatives. The fair value of the cash collateral invested in cash and short-term investments was $1,488,105,981 and $714,130,990 as of December 31, 2011 and 2010, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2011 and 2010. As of December 31, 2011 and 2010, all collateral accepted was held in separate custodial accounts.

(K) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2011 and 2010.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2011:

                                            LESS THAN 12 MONTHS
                             AMORTIZED          FAIR             UNREALIZED
(AMOUNTS IN THOUSANDS)         COST             VALUE              LOSSES
-------------------------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                    $125,903         $124,854            $(1,049)
 -- guaranteed &
  sponsored
 -- asset backed                 36,541           36,477                (64)
States, municipalities
 & political
 subdivisions                    74,804           74,119               (685)
International
 governments                        315              315                 --
All other corporate
 including
 international                  649,737          625,937            (23,800)
All other
 corporate-asset
 backed                         369,249          341,134            (28,115)
Hybrid securities                 2,257            2,200                (57)
                            -----------      -----------          ---------
TOTAL FIXED MATURITIES        1,258,806        1,205,036            (53,770)
Common stock --
 unaffiliated                    62,886           53,088             (9,798)
Common stock --
 affiliated                          --               --                 --
Preferred stock --
 unaffiliated                        --               --                 --
                            -----------      -----------          ---------
TOTAL EQUITY                     62,886           53,088             (9,798)
                            -----------      -----------          ---------
TOTAL SECURITIES             $1,321,692       $1,258,124           $(63,568)
                            -----------      -----------          ---------

                                          12 MONTHS OR MORE
                             AMORTIZED          FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)         COST             VALUE           LOSSES
----------------------  -------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                        $ --             $ --             $ --
 -- guaranteed &
  sponsored
 -- asset backed                    126              124               (2)
States, municipalities
 & political
 subdivisions                    10,000            9,731             (269)
International
 governments                      5,000            4,607             (393)
All other corporate
 including
 international                   78,131           73,593           (4,538)
All other
 corporate-asset
 backed                         429,162          349,507          (79,655)
Hybrid securities                61,557           38,894          (22,663)
                            -----------      -----------      -----------
TOTAL FIXED MATURITIES          583,976          476,456         (107,520)
Common stock --
 unaffiliated                         3               --               (3)
Common stock --
 affiliated                     931,352          768,136         (163,216)
Preferred stock --
 unaffiliated                     8,248            6,991           (1,257)
                            -----------      -----------      -----------
TOTAL EQUITY                    939,603          775,127         (164,476)
                            -----------      -----------      -----------
TOTAL SECURITIES             $1,523,579       $1,251,583        $(271,996)
                            -----------      -----------      -----------

                                               TOTAL
                             AMORTIZED          FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)         COST             VALUE           LOSSES
----------------------  ----------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                    $125,903         $124,854         $(1,049)
 -- guaranteed &
  sponsored
 -- asset backed                 36,667           36,601             (66)
States, municipalities
 & political
 subdivisions                    84,804           83,850            (954)
International
 governments                      5,315            4,922            (393)
All other corporate
 including
 international                  727,868          699,530         (28,338)
All other
 corporate-asset
 backed                         798,411          690,641        (107,770)
Hybrid securities                63,814           41,094         (22,720)
                            -----------      -----------      ----------
TOTAL FIXED MATURITIES        1,842,782        1,681,492        (161,290)
Common stock --
 unaffiliated                    62,889           53,088          (9,801)
Common stock --
 affiliated                     931,352          768,136        (163,216)
Preferred stock --
 unaffiliated                     8,248            6,991          (1,257)
                            -----------      -----------      ----------
TOTAL EQUITY                  1,002,489          828,215        (174,274)
                            -----------      -----------      ----------
TOTAL SECURITIES             $2,845,271       $2,509,707       $(335,564)
                            -----------      -----------      ----------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items nonadmitted and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2011, fixed maturities, comprised of approximately 480 securities, accounted for approximately 94% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), and corporate securities primarily within the financial services and industrial sector which have experienced significant price deterioration. As of December 31, 2011, 86% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2011 was primarily attributable to declines in interest rates and, to a lesser extent, credit spread tightening. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2011.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2011.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2010:

                                         LESS THAN 12 MONTHS
                            AMORTIZED          FAIR           UNREALIZED
(AMOUNTS IN THOUSANDS)         COST           VALUE             LOSSES
--------------------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                   $437,967        $399,047            $(38,920)
 -- guaranteed &
  sponsored
 -- asset backed               292,619         288,373              (4,246)
States, municipalities
 & political
 subdivisions                   78,330          76,053              (2,277)
International
 governments                    13,533          13,371                (162)
All other corporate
 including
 international               1,029,469         993,821             (35,648)
All other corporate --
 asset backed                  551,979         489,912             (62,067)
Hybrid securities               11,530          11,410                (120)
                            ----------      ----------          ----------
TOTAL FIXED MATURITIES       2,415,427       2,271,987            (143,440)
Common stock --
 unaffiliated                       --              --                  --
Common stock --
 affiliated                    832,517         634,250            (198,267)
Preferred stock --
 unaffiliated                    8,466           6,764              (1,702)
                            ----------      ----------          ----------
TOTAL EQUITY                   840,983         641,014            (199,969)
                            ----------      ----------          ----------
TOTAL SECURITIES            $3,256,410      $2,913,001           $(343,409)
                            ----------      ----------          ----------

                        LESS THAN 12 MONTHS      12 MONTHS OR MORE
                        UNREALIZED  AMORTIZED            FAIR           UNREALIZED
(AMOUNTS IN THOUSANDS)  LOSSES        COST               VALUE            LOSSES
----------------------  ------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                              $ --               $ --                $ --
 -- guaranteed &
  sponsored
 -- asset backed                          196                193                  (3)
States, municipalities
 & political
 subdivisions                          35,000             30,338              (4,662)
International
 governments                            5,000              4,616                (384)
All other corporate
 including
 international                         51,227             47,732              (3,495)
All other corporate --
 asset backed                         246,987            214,631             (32,356)
Hybrid securities                      78,482             67,047             (11,435)
                                    ---------          ---------          ----------
TOTAL FIXED MATURITIES                416,892            364,557             (52,335)
Common stock --
 unaffiliated                               2                 --                  (2)
Common stock --
 affiliated                           245,363            107,561            (137,802)
Preferred stock --
 unaffiliated                              --                 --                  --
                                    ---------          ---------          ----------
TOTAL EQUITY                          245,365            107,561            (137,804)
                                    ---------          ---------          ----------
TOTAL SECURITIES                     $662,257           $472,118           $(190,139)
                                    ---------          ---------          ----------

                        12 MONTHS OR MORE             TOTAL
                        UNREALIZED RTIZED          FAIR             UNREALIZED
(AMOUNTS IN THOUSANDS)  LOSSES     COST           VALUE               LOSSES
----------------------  --------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                       $437,967        $399,047            $(38,920)
 -- guaranteed &
  sponsored
 -- asset backed                   292,815         288,566              (4,249)
States, municipalities
 & political
 subdivisions                      113,330         106,391              (6,939)
International
 governments                        18,533          17,987                (546)
All other corporate
 including
 international                   1,080,696       1,041,553             (39,143)
All other corporate --
 asset backed                      798,966         704,543             (94,423)
Hybrid securities                   90,012          78,457             (11,555)
                                ----------      ----------          ----------
TOTAL FIXED MATURITIES           2,832,319       2,636,544            (195,775)
Common stock --
 unaffiliated                            2              --                  (2)
Common stock --
 affiliated                      1,077,880         741,811            (336,069)
Preferred stock --
 unaffiliated                        8,466           6,764              (1,702)
                                ----------      ----------          ----------
TOTAL EQUITY                     1,086,348         748,575            (337,773)
                                ----------      ----------          ----------
TOTAL SECURITIES                $3,918,667      $3,385,119           $(533,548)
                                ----------      ----------          ----------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items nonadmitted and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2010, fixed maturities, comprised of approximately 560 securities, accounted for approximately 99% of the Company's total unrealized loss amount. The securities were primarily related to CMBS and corporate securities primarily within the financial services and industrial sector which have experienced significant price deterioration. As of December 31, 2010, 96% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2010 was primarily attributable to declines in interest rates and, to a lesser extent, credit spread tightening. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2010.

(L) LOAN-BACKED AND STRUCTURED SECURITIES OTHER-THAN-TEMPORARY IMPAIRMENTS

For the year ended December 31, 2011, the Company recognized losses for other-than-temporary impairments ("OTTI") on loan-backed and structured securities of $7,589,358 due to the intent to sell impaired securities. These securities had an amortized cost prior to recognition of the OTTI and a fair value of $40,176,589 and $32,587,231, respectively. No OTTI was recognized due to an inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

The following table summarizes OTTI for loan-backed securities held as of December 31, 2011 recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities:

                                            2
                                         BOOK/ADJ
                                         CARRYING
                                          VALUE                     3
                                        AMORTIZED             PRESENT VALUE
                                       COST BEFORE                  OF
               1                      CURRENT PERIOD            PROJECTED
             CUSIP                         OTTI                 CASH FLOWS
--------------------------------------------------------------------------------
  00503N            AB         7         $7,535,388              $1,959,990
  05947U            HT         8          3,987,817               3,981,363
  059497            BW         6          9,725,618               9,468,201
  059500            BK         3            324,723                 301,919
  07383F            YN         2          1,426,119               1,353,732
  07388N            AX         4          8,656,256               6,740,942
  1248MB            AJ         4            999,970                 837,548
  15188R            AB         8            985,186                  77,012
  15188R            AC         6            103,020                  34,782
  173067            AJ         8          1,373,631               1,082,028
  22540V            V3         3          2,653,742               2,644,326
  22541N            VA         4          2,380,022               2,338,979
  22545X            BB         8          2,034,495               1,474,961
  36158Y            BE         8            929,981                 920,612
  361849            N6         5          1,365,928                 690,903
  46625M            CY         3            644,072                 572,349
  46625M            KQ         1          1,741,503               1,562,569
  46625Y            JP         9            787,944                 729,302
  46625Y            WE         9          3,076,000               2,571,757
  55312Y            BD         3          2,224,569               1,767,229


                                                                                   7
                                                                                DATE OF
                                        5                  6                   FINANCIAL
                    4               AMORTIZED             FAIR                 STATEMENT
               RECOGNIZED           COST AFTER          VALUE AT                 WHERE
                  OTTI                 OTTI           TIME OF OTTI             REPORTED
-----------  ---------------------------------------------------------------------------------
  00503N         $(5,575,398)        $1,959,990           $607,018              9/30/2009
  05947U              (6,454)         3,981,363          3,980,969              9/30/2009
  059497            (257,417)         9,468,201          8,381,882              9/30/2009
  059500             (22,804)           301,919            279,440              9/30/2009
  07383F             (72,387)         1,353,732          1,587,169              9/30/2009
  07388N          (1,915,314)         6,740,942          6,301,194              9/30/2009
  1248MB            (162,422)           837,548            393,426              9/30/2009
  15188R            (908,174)            77,012            251,926              9/30/2009
  15188R             (68,238)            34,782            111,797              9/30/2009
  173067            (291,603)         1,082,028          1,532,755              9/30/2009
  22540V              (9,416)         2,644,326          2,502,017              9/30/2009
  22541N             (41,043)         2,338,979          2,347,354              9/30/2009
  22545X            (559,534)         1,474,961          1,358,469              9/30/2009
  36158Y              (9,369)           920,612            866,016              9/30/2009
  361849            (675,025)           690,903            946,149              9/30/2009
  46625M             (71,723)           572,349            526,565              9/30/2009
  46625M            (178,934)         1,562,569          1,521,277              9/30/2009
  46625Y             (58,642)           729,302            741,670              9/30/2009
  46625Y            (504,243)         2,571,757          3,146,164              9/30/2009
  55312Y            (457,340)         1,767,229          1,494,736              9/30/2009

                                          2
                                       BOOK/ADJ
                                       CARRYING
                                        VALUE                     3
                                      AMORTIZED             PRESENT VALUE
                                     COST BEFORE                  OF
              1                     CURRENT PERIOD            PROJECTED
            CUSIP                        OTTI                 CASH FLOWS
------------------------------------------------------------------------------
 75970J           AU         0             10,731                   9,123
 78402K           AA         3            769,074                 135,713
 78402K           AB         1            135,046                  36,892
 92978T           BU         4          5,534,393               3,809,262
 93364L           AD         0          7,945,532               5,903,490
 12669R           AC         1            999,360                 351,328
 23243N           AF         5          8,660,779               4,126,189
 46627Q           BD         9          1,806,424               1,169,582
 75970J           AU         0              7,970                     344
 00503N           AB         7          1,693,311               1,186,748
 46627Q           BD         9          1,160,155               1,142,892
 00503N           AB         7          1,050,813                 497,908
 22541N           NJ         4          5,519,877               4,981,232
 00503N           AB         7            339,385                      --
 46627Q           BD         9          1,113,437               1,052,711
 46625M           CY         3            131,678                 112,628
 83611Y           AD         4          2,291,525               2,256,378
 22540V           V3         3            744,763                 707,340
 36158Y           BE         8            134,272                  76,272
 46625M           CY         3             81,434                  46,372
 46625M           KQ         1            530,791                 475,970
 46627Q           BD         9          1,030,054                 912,949
 46627Q           BD         9            899,658                 823,559
 07383F           MR         6            132,490                 127,782
 173067           GH         6            546,570                 502,821
 22540V           V3         3            302,095                 212,829
 46625M           PS         2          1,058,378                 914,896
 61746W           HJ         2            368,434                 260,421
 949837           AA         6         10,610,884              10,505,147
 94985F           AA         6         11,412,104              11,285,301
                                                                    TOTAL


                                                                              7
                                                                           DATE OF
                                       5                   6              FINANCIAL
                 4                 AMORTIZED              FAIR            STATEMENT
             RECOGNIZED           COST AFTER            VALUE AT            WHERE
                OTTI                 OTTI             TIME OF OTTI         REPORTED
---------  --------------------------------------------------------------------------
 75970J            (1,608)                9,123              1,859          9/30/2009
 78402K          (633,361)              135,713            135,000          9/30/2009
 78402K           (98,154)               36,892             45,000          9/30/2009
 92978T        (1,725,131)            3,809,262          4,213,330          9/30/2009
 93364L        (2,042,042)            5,903,490          2,400,000          9/30/2009
 12669R          (648,032)              351,328            351,285         12/31/2009
 23243N        (4,534,590)            4,126,189          2,820,805         12/31/2009
 46627Q          (636,842)            1,169,582          1,055,039         12/31/2009
 75970J            (7,626)                  344                169         12/31/2009
 00503N          (506,563)            1,186,748            364,211          3/31/2010
 46627Q           (17,263)            1,142,892          1,142,892          3/31/2010
 00503N          (552,905)              497,908            333,860          6/30/2010
 22541N          (538,645)            4,981,232          4,846,253          6/30/2010
 00503N          (339,385)                   --                 --          9/30/2010
 46627Q           (60,726)            1,052,711          1,613,441         12/31/2010
 46625M           (19,050)              112,628             45,254          3/31/2011
 83611Y           (35,147)            2,256,378          1,591,947          3/31/2011
 22540V           (37,423)              707,340            434,108          6/30/2011
 36158Y           (58,000)               76,272             65,215          6/30/2011
 46625M           (35,062)               46,372             27,758          6/30/2011
 46625M           (54,821)              475,970            401,846          6/30/2011
 46627Q          (117,105)              912,949          1,546,254          6/30/2011
 46627Q           (76,099)              823,559            823,398          9/30/2011
 07383F            (4,708)              127,782             70,900         12/31/2011
 173067           (43,749)              502,821            490,578         12/31/2011
 22540V           (89,266)              212,829             53,423         12/31/2011
 46625M          (143,482)              914,896            779,975         12/31/2011
 61746W          (108,013)              260,421            344,430         12/31/2011
 949837          (105,737)           10,505,147          9,985,619         12/31/2011
 94985F          (126,803)           11,285,301         10,809,235         12/31/2011
           --------------       ---------------       ------------       ------------
             $(25,242,818)
           --------------

4. FAIR VALUE MEASUREMENTS

Certain of the following financial instruments are carried at fair value in the Company's financial statements: bonds and stocks, derivatives, and Separate Account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels (Level 1, 2 or 3):

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include open-ended mutual funds reported in General and Separate Account invested assets.
Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most bonds and preferred stocks, including those reported in Separate Account assets, are model priced by vendors using observable inputs and are classified within Level 2.
Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, and complex derivative securities. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2011 and 2010. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following tables present assets and (liabilities) carried at fair value by hierarchy level as of December 31:

                                                            QUOTED PRICES IDECEMBER 31, 2011
                                                             ACTIVE MARKETS             SIGNIFICANT              SIGNIFICANT
                                                              FOR IDENTICAL              OBSERVABLE              UNOBSERVABLE
                                                                 ASSETS                    INPUTS                   INPUTS
(AMOUNTS IN THOUSANDS)                     TOTAL                (LEVEL 1)                (LEVEL 2)                (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair value
All other corporate -- asset-backed           $2,468                   $ --                    $ --                    $2,468
Common stocks                                146,960                146,956                      --                         4
                                       -------------          -------------              ----------              ------------
               TOTAL BONDS AND STOCKS        149,428                146,956                      --                     2,472
Derivative assets
 Credit derivatives                           (1,587)                    --                  (1,075)                     (512)
 Equity derivatives                              569                     --                      --                       569
 Foreign exchange derivatives                   (234)                    --                    (234)                       --
 Interest rate derivatives                    19,681                     --                  19,676                         5
 GMWB hedging instruments                    729,864                     --                  43,792                   686,072
 US macro hedge program                      356,561                     --                      --                   356,561
 International program hedging
  instruments                                497,931                     --                 518,083                   (20,152)
                                       -------------          -------------              ----------              ------------
              TOTAL DERIVATIVE ASSETS      1,602,785                     --                 580,242                 1,022,543
Separate Account assets (1)               48,234,930             48,234,930                      --                        --
                                       -------------          -------------              ----------              ------------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR
                                VALUE    $49,987,143            $48,381,886                $580,242                $1,025,015
                                       -------------          -------------              ----------              ------------
Liabilities accounted for at fair
 value
Derivative liabilities
 Interest rate derivatives                  $(36,184)                  $ --                $(36,184)                     $ --
                                       -------------          -------------              ----------              ------------
   TOTAL LIABILITIES ACCOUNTED FOR AT
                           FAIR VALUE       $(36,184)                  $ --                $(36,184)                     $ --
                                       -------------          -------------              ----------              ------------

(1) Excludes approximately $20.1 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

                                                            QUOTED PRICES IDECEMBER 31, 2010
                                                             ACTIVE MARKETS                                       SIGNIFICANT
                                                              FOR IDENTICAL              SIGNIFICANT              UNOBSERVABLE
                                                                 ASSETS               OBSERVABLE INPUTS              INPUTS
(AMOUNTS IN THOUSANDS)                     TOTAL                (LEVEL 1)                 (LEVEL 2)                (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair value
All other corporate -- asset-backed             $644                   $ --                     $ --                     $644
Common stocks                                  7,589                  7,585                       --                        4
                                       -------------          -------------               ----------               ----------
               TOTAL BONDS AND STOCKS          8,233                  7,585                       --                      648
Derivative assets
 Credit derivatives                           (6,867)                    --                   (6,832)                     (35)
 Foreign exchange derivatives                 78,416                     --                   78,416                       --
 Interest rate derivatives                   (11,257)                    --                  (11,342)                      85
 GMWB hedging instruments                    442,919                     --                  (37,116)                 480,035
 US macro hedge program                      203,468                     --                       --                  203,468
 International program hedging
  instruments                                159,183                     --                  154,640                    4,543
                                       -------------          -------------               ----------               ----------
              TOTAL DERIVATIVE ASSETS        865,862                     --                  177,766                  688,096
Separate Account assets (1)               58,399,199             58,399,199
                                       -------------          -------------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR
                                VALUE    $59,273,294            $58,406,784                 $177,766                 $688,744
                                       -------------          -------------               ----------               ----------
Liabilities accounted for at fair
 value
Derivative liabilities
 Credit derivatives                           $1,365                   $ --                     $129                   $1,236
 Foreign exchange derivatives                 (5,727)                    --                   (5,727)                      --
 Interest rate derivatives                    (5,602)                    --                   (5,602)                      --
 GMWB hedging instruments                    (58,499)                    --                  (81,298)                  22,799
                                       -------------          -------------               ----------               ----------
   TOTAL LIABILITIES ACCOUNTED FOR AT
                           FAIR VALUE       $(68,463)                  $ --                 $(92,498)                 $24,035
                                       -------------          -------------               ----------               ----------

(1) Excludes approximately $20.8 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair values. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair valuation process is monitored by the Valuation Committee, which is a cross-functional group of senior management within HIMCO that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group ("Working Group") which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

Bonds and Stocks

The fair values of bonds and stocks in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of certain asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that haven't changed and missing prices. Analyses are conducted by a dedicated pricing unit who follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. In addition, the controls surrounding methodologies used by the third-parties are verified using a report of an independent accountant provided by the third-parties or, if unavailable, through on-site walk-throughs. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades. For a sample of structured securities, a comparison of the vendor's assumptions to our internal econometric models is also performed; any differences are challenged in accordance with the process described above.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS

Derivative instruments are fair valued using pricing valuation models that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. As of December 31, 2011, 99% of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs monthly analyses of derivative valuations which include both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

Derivative instruments are fair valued using pricing valuation models that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2011 and 2010 98% and 97% of derivatives, respectively, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.

The Company performs various controls on derivative valuations which include both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair values of its bonds and stocks using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. Inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements are listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most bonds and preferred stocks.

       - ASSET-BACKED SECURITIES -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions and credit default swap indices.

       - CREDIT DERIVATIVES -- Significant inputs primarily include the swap yield curve and credit curves.

       - FOREIGN EXCHANGE DERIVATIVES -- Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

       - INTEREST RATE DERIVATIVES -- Significant input is primarily the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. This includes less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below-prime loans. Primary inputs for these structured securities are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their illiquid markets. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

       - CREDIT DERIVATIVES -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

       - EQUITY DERIVATIVES -- Significant unobservable inputs may include equity volatility.

       - INTEREST RATE CONTRACTS -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SEPARATE ACCOUNT ASSETS

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks of the Company.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2011 and 2010:

                                                         TOTAL
                                                  REALIZED/UNREALIZED
                                                    GAINS (LOSSES)
                            FAIR VALUE               INCLUDED IN:
                          AS OF JAN. 1,           NET
(AMOUNTS IN THOUSANDS)         2011           INCOME (1)           SURPLUS
--------------------------------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate              $ --             $(12)                 $14
All other corporate --
 asset-backed                     644              (35)              (1,472)
All other --
 asset-backed                      --               --                   --
Preferred stocks                   --             (241)                   8
Common stocks                       4               --                   --
                             --------            -----            ---------
TOTAL BONDS AND STOCKS           $648            $(288)             $(1,450)
Derivatives
 Credit derivatives            $1,201             $ --                 $475
 Equity derivatives                --               --                 (114)
 Interest rate
  derivatives                      85               --                  (80)
 GMWB hedging
  instruments                 502,834               --              179,416
 US macro hedge
  program                     203,468               --             (128,357)
 International program
  hedging                       4,543               --               (2,917)
                             --------            -----            ---------
TOTAL DERIVATIVES (3)        $712,131             $ --              $48,423
                             --------            -----            ---------


(AMOUNTS IN THOUSANDS)      PURCHASES           SALES         SETTLEMENTS
----------------------  -----------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate              $ --            $(2)               $ --
All other corporate --
 asset-backed                  14,500             --                 (59)
All other --
 asset-backed                      --             --                  --
Preferred stocks                   --             --                  --
Common stocks                      --             --                  --
                             --------            ---            --------
TOTAL BONDS AND STOCKS        $14,500            $(2)               $(59)
Derivatives
                                                   $
 Credit derivatives             $(945)            --             $(1,243)
 Equity derivatives               683             --                  --
 Interest rate
  derivatives                      --             --                  --
 GMWB hedging
  instruments                  22,530             --             (18,708)
 US macro hedge
  program                     346,500             --             (65,050)
 International program
  hedging                     (21,778)            --                  --
                             --------            ---            --------
                                                   $
TOTAL DERIVATIVES (3)        $346,990             --            $(85,001)
                             --------            ---            --------


                            TRANSFERS          TRANSFERS           FAIR VALUE
                              INTO               OUT OF               AS OF
(AMOUNTS IN THOUSANDS)     LEVEL 3 (2)        LEVEL 3 (2)         DEC. 31, 2011
----------------------  ----------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate             $ --                $ --                 $ --
All other corporate --
 asset-backed                  7,050             (18,160)               2,468
All other --
 asset-backed                 21,466             (21,466)                  --
Preferred stocks                 233                  --                   --
Common stocks                     --                  --                    4
                             -------            --------            ---------
TOTAL BONDS AND STOCKS       $28,749            $(39,626)              $2,472
Derivatives

 Credit derivatives             $ --                $ --                $(512)
 Equity derivatives               --                  --                  569
 Interest rate
  derivatives                     --                  --                    5
 GMWB hedging
  instruments                     --                  --              686,072
 US macro hedge
  program                         --                  --              356,561
 International program
  hedging                         --                  --              (20,152)
                             -------            --------            ---------

TOTAL DERIVATIVES (3)           $ --                $ --            $1,022,543
                             -------            --------            ---------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

                                                        TOTAL
                                                 REALIZED/UNREALIZED
                                                   GAINS (LOSSES)
                            FAIR VALUE              INCLUDED IN:
                          AS OF JAN. 1,          NET
(AMOUNTS IN THOUSANDS)         2010          INCOME (1)          SURPLUS
------------------------------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate --
 asset-backed                    $223            $(9)               $(341)
Preferred stocks                  405             --                   --
Common stocks                       4             --                   --
                             --------            ---            ---------
TOTAL BONDS AND STOCKS           $632            $(9)               $(341)
Derivatives
 Credit derivatives                --             --                1,079
 Interest rate
  derivatives                     688             --                 (603)
 GMWB hedging
  instruments                 140,611             --             (102,205)
 US macro hedge
  program                     173,970             --             (230,361)
 International program
  hedging instruments          11,564             --              (29,953)
                             --------            ---            ---------
                                                   $
TOTAL DERIVATIVES (3)        $326,833             --            $(362,043)
                             --------            ---            ---------


                            PURCHASES,        TRANSFERS        TRANSFERS         FAIR VALUE
                            SALES, AND           INTO           OUT OF             AS OF
(AMOUNTS IN THOUSANDS)     SETTLEMENTS       LEVEL 3 (2)      LEVEL 3 (2)      DEC. 31, 2010
----------------------  -----------------------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate --
 asset-backed                    $408            $381             $(18)               $644
Preferred stocks                 (162)             --             (243)                 --
Common stocks                      --              --               --                   4
                             --------            ----            -----            --------
TOTAL BONDS AND STOCKS           $246            $381            $(261)               $648
Derivatives
 Credit derivatives               122              --               --               1,201
 Interest rate
  derivatives                      --              --               --                  85
 GMWB hedging
  instruments                $464,428              --               --             502,834
 US macro hedge
  program                     259,859              --               --             203,468
 International program
  hedging instruments          22,932              --               --               4,543
                             --------            ----            -----            --------

TOTAL DERIVATIVES (3)        $747,341            $ --             $ --            $712,131
                             --------            ----            -----            --------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or fair value. The following table presents carrying amounts and fair values of the Company's financial instruments subject to fair value disclosures as of December 31:

                                                              2011                                      2010
                                                 STATEMENT            ESTIMATED            STATEMENT            ESTIMATED
(AMOUNTS IN THOUSANDS)                             VALUE              FAIR VALUE             VALUE              FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
Admitted Assets
 Bonds and short-term investments                 $13,790,161          $14,652,462          $11,069,389          $11,316,260
 Preferred stocks                                       8,446                7,189                8,902                7,200
 Common stocks -- unaffiliated                        146,026              146,026                7,590                7,590
 Mortgage loans -- affiliated                         862,591              862,591              741,811              741,811
 Mortgage loans on real estate                        660,905              687,446              436,752              446,075
 Derivative related assets (1)                      1,602,785            1,596,069              865,862              870,447
 Contract loans                                       370,655              442,771              364,509              360,979
 Separate Account assets (2)                       48,234,930           48,234,930           58,399,199           58,399,199
Liabilities
 Liability for deposit-type contracts                $(65,825)            $(65,825)            $(67,566)            $(67,566)
 Derivative related liabilities (1)                   (36,184)             (36,184)             (68,463)             (68,463)
 Separate Account liabilities (2)                 (48,234,930)         (48,234,930)         (58,399,199)         (58,399,199)

(1) Includes derivatives held for other investment and/or risk management activities as of December 31, 2011 and 2010, with a fair value asset position of $1,608,775 and $856,795, respectively, and a liability position of $(36,184) and $(68,463), respectively. Excludes derivative contracts that receive hedge accounting and have a $0 statement value at December 31, 2011 and 2010. These derivatives are not reported on the Statements of Admitted Assets, Liabilities and Capital and Surplus pages and have fair values as of December 31, 2011 and 2010, of $207,685 and $186,947,
     respectively.

(2) Excludes approximately $20.1 million and $20.8 million, respectively at December 31, 2011 and 2010 of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

Fair values for contract loans were estimated using discounted cash flow calculations using current interest rates.

At December 31, 2011 and 2010, the Company had no investments where it is not practicable to estimate fair value.

5. INCOME TAXES

A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/("DTL)") at period end and the change in those components are as follows:
Paragraph ("Para.") references refer to SSAP No. 10R .

                                                                      2011
                                          ORDINARY                  CAPITAL                 TOTAL
------------------------------------------------------------------------------------------------------------
Gross DTA                                   $1,573,302,985         $177,028,688          $1,750,331,673
Statutory valuation allowance                           --                   --                      --
                                          ----------------       --------------       -----------------
Adjusted gross DTA                           1,573,302,985          177,028,688           1,750,331,673
Gross DTL                                     (722,553,499)                  --            (722,553,499)
                                          ----------------       --------------       -----------------
Net DTA/(DTL) before admissibility test        850,749,486          177,028,688           1,027,778,174
Nonadmitted DTA                                326,583,260          171,377,688             497,960,948
                                          ----------------       --------------       -----------------
Net admitted DTA/(DTL)                        $524,166,226           $5,651,000            $529,817,226
                                          ================       ==============       =================

                                                                     2011
                                              ORDINARY             CAPITAL               TOTAL
----------------------------------------------------------------------------------------------------
Admission calculation components
 para.10.a., 10.b. and 10.c. :
 (a) Admitted pursuant to para. 10.a.
  carryback period                                    $ --               $ --                   $ --
 (b) Admitted pursuant to para. 10.b.
  (lesser of i. or ii.)                        347,560,484          5,651,000            353,211,484
 (c) Para. 10.b.i. DTA's realized within
  one year                                     685,139,000          5,651,000            690,790,000
 (d) Para. 10.b.ii. 10% surplus
  limitation                                           XXX                XXX            353,211,484
 (e) Admitted pursuant to para. 10.c.
  offset against DTLs                          722,553,499                 --            722,553,499
                                          ----------------       ------------       ----------------
 (f) Total admission per Para. 10.a.,
  10.b. and 10.c.                           $1,070,113,983         $5,651,000         $1,075,764,983
                                          ----------------       ------------       ----------------
Admission calculation components
 para.10.e. :
 (g) Para. 10.e.i. additional carryback
  period                                              $ --               $ --                   $ --
 (h) Additional admitted pursuant to
  para. 10.e.ii. (lesser of a. or b.)          176,605,742                 --            176,605,742
 (i) Para. 10.e.ii.a. additional DTA's
  realized within three years                  391,671,516                 --            391,671,516
 (j) Para. 10.e.ii.b. additional surplus
  limitation                                           XXX                XXX            176,605,742
 (k) Additional admitted pursuant to
  para. 10.e.iii. offset against DTL's                  --                 --                     --
                                          ----------------       ------------       ----------------
 (l) Total admission per Para. 10.e.          $176,605,742               $ --           $176,605,742
                                          ----------------       ------------       ----------------
Used in para. 10.d.:
 (m) Total adjusted capital                            XXX                XXX         $3,934,408,488
 (n) Authorized control level                          XXX                XXX            182,378,317

                                                                  2011
                                            ORDINARY             CAPITAL              TOTAL
                                             PERCENT             PERCENT             PERCENT
-----------------------------------------------------------------------------------------------
Impact of tax planning strategies:
 (a) Adjusted gross DTAs (% of total
  adjusted gross DTAs)                           0%                  0%                  0%
 (b) Net admitted adjusted gross DTAs (%
  of total net admitted adjusted gross
  DTAs)                                         18%                  1%                 19%

                                                                    2011
                                             ORDINARY            CAPITAL                TOTAL
---------------------------------------------------------------------------------------------------
SSAP 10R, Para. 10.a, 10.b, and 10.c.:
 (a) Admitted DTA                           $347,560,484         $5,651,000            $353,211,484
 (b) Admitted assets                                 XXX                XXX          67,581,371,975
 (c) Adjusted statutory surplus*                     XXX                XXX           3,532,114,838
 (d) Total adjusted capital from DTAs                XXX                XXX             353,211,484
Increases due to SSAP No. 10R, Para.
 10.e.:
 (e) Admitted deferred tax assets           $176,605,742               $ --            $176,605,742
 (f) Admitted assets                                 XXX                XXX             176,605,742
 (g) Statutory surplus                               XXX                XXX             176,605,742

* As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, para. 10.b.ii.

X  XX represents not applicable amounts.

                                                        2010
                                   ORDINARY           CAPITAL             TOTAL
----------------------------------------------------------------------------------------
Gross DTA                       $1,123,942,019      $156,548,674      $1,280,490,693
Statutory valuation allowance               --                --                  --
                                --------------      ------------      --------------
Adjusted gross DTA               1,123,942,019       156,548,674       1,280,490,693
Gross DTL                         (465,290,272)               --        (465,290,272)
                                --------------      ------------      --------------
Net DTA/(DTL) before               658,651,747       156,548,674         815,200,421
 admissibility test
Nonadmitted DTA                    124,457,573       146,329,674         270,787,247
                                --------------      ------------      --------------
Net admitted DTA/(DTL)            $534,194,174       $10,219,000        $544,413,174
                                --------------      ------------      --------------

                                                                2010
                                            ORDINARY          CAPITAL            TOTAL
------------------------------------------------------------------------------------------
Admission calculation components
 para.10.a., 10.b. and 10.c. :
 (a) Admitted pursuant to para. 10.a.
  carryback period                                $ --             $ --               $ --
 (b) Admitted pursuant to para. 10.b.
  (lesser of i. or ii.)                    352,723,116       10,219,000        362,942,116
 (c) Para. 10.b.i. DTA's realized within
  one year                                 397,800,000       10,219,000        408,019,000
 (d) Para. 10.b.ii. 10% surplus
  limitation                                       XXX              XXX        362,942,116
 (e) Admitted pursuant to para. 10.c.
  offset against DTLs                      465,290,272               --        465,290,272
                                          ------------      -----------       ------------
 (f) Total admission per Para. 10.a.,
  10.b. and 10.c.                         $818,013,388      $10,219,000       $828,232,388
                                          ------------      -----------       ------------
Admission calculation components
 para.10.e. :
 (g) Para. 10.e.i. additional carryback
  period                                          $ --             $ --               $ --
 (h) Additional admitted pursuant to
  para. 10.e.ii. (lesser of a. or b.)      181,471,058               --        181,471,058
 (i) Para. 10.e.ii.a. additional DTA's
  realized within three years              238,954,884               --        238,954,884
 (j) Para. 10.e.ii.b. additional surplus
  limitation                                       XXX              XXX        181,471,058
 (k) Additional admitted pursuant to
  para. 10.e.iii. offset against DTL's              --               --                 --
                                          ------------      -----------       ------------
 (l) Total admission per Para. 10.e.      $181,471,058             $ --       $181,471,058
                                          ------------      -----------       ------------
Used in para. 10.d.:
 (m) Total adjusted capital                        XXX              XXX       $3,898,065,927
 (n) Authorized control level                      XXX              XXX        164,366,052

                                                                2010
                                            ORDINARY          CAPITAL            TOTAL
                                            PERCENT           PERCENT           PERCENT
------------------------------------------------------------------------------------------
Impact of tax planning strategies:
 (a) Adjusted gross DTAs (% of total
  adjusted gross DTAs)                           0  %              0  %              0  %
 (b) Net admitted adjusted gross DTAs (%
  of total net admitted adjusted gross
  DTAs)                                         12  %              2  %             14  %

                                                           2010
                                   ORDINARY             CAPITAL                TOTAL
------------------------------------------------------------------------------------------
SSAP 10R, Para. 10.a, 10.b,
 and 10.c.:
 (a) Admitted DTA                 $352,723,116         $10,219,000            $362,942,116
 (b) Admitted assets                       XXX                 XXX          73,445,450,162
 (c) Adjusted statutory
  surplus*                                 XXX                 XXX           3,648,611,820
 (d) Total adjusted capital
  from DTAs                                XXX                 XXX             362,942,116
Increases due to SSAP No. 10R,
 Para. 10.e.:
 (e) Admitted deferred tax
  assets                          $181,471,058                $ --            $181,471,058
 (f) Admitted assets                       XXX                 XXX             181,471,058
 (g) Statutory surplus                     XXX                 XXX             181,471,058

* As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, para. 10.b.ii.

                                                                                      CHANGE DURING 2011
                                                                      ORDINARY              CAPITAL               TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Gross DTA                                                             $449,360,966         $20,480,014          $469,840,980
Statutory valuation allowance                                                   --                  --                    --
                                                                   ---------------       -------------       ---------------
Adjusted gross DTA                                                     449,360,966          20,480,014           469,840,980
Gross DTL                                                             (257,263,227)                 --          (257,263,227)
                                                                   ---------------       -------------       ---------------
Net DTA before admissibility test                                      192,097,739          20,480,014           212,577,753
Nonadmitted DTA                                                        202,125,687          25,048,014           227,173,701
                                                                   ---------------       -------------       ---------------
Net admitted DTA/(DTL)                                                $(10,027,948)        $(4,568,000)         $(14,595,948)
                                                                   ---------------       -------------       ---------------

                                                                                       CHANGE DURING 2011
                                                                        ORDINARY             CAPITAL              TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Admission calculation components Para.10.a., 10.b. and 10.c.:
 (a) Admitted pursuant to para. 10.a. carryback period                         $ --                $ --                 $ --
 (b) Admitted pursuant to para. 10.b. (lesser of I or ii)                (5,162,632)         (4,568,000)          (9,730,632)
 (c) Para. 10.b.i. DTA's realized within one year                       287,339,000          (4,568,000)         282,771,000
 (d) Para. 10.b.ii. 10% surplus limitation                                      XXX                 XXX           (9,730,632)
 (e) Admitted pursuant to para. 10.c. offset against DTLs               257,263,227                  --          257,263,227
                                                                     --------------       -------------       --------------
 (f) Total admission per para. 10.a., 10.b. and 10.c.                  $252,100,595         $(4,568,000)        $247,532,595
Admission calculation components para.10.e.:
 (g) Para. 10.e.i. additional carryback period                                 $ --                $ --                 $ --
 (h) Additional admitted pursuant to para. 10.e.ii. (lesser of a or
  b)                                                                     (4,865,316)                 --           (4,865,316)
 (i) Para. 10.e.ii.a. additional DTA's realized within three years      152,716,632                  --          152,716,632
 (j) Para. 10.e.ii.b. additional surplus limitation                             XXX                 XXX           (4,865,316)
 (k) Additional admitted pursuant to para. 10.e.iii. offset against
  DTL's                                                                          --                  --                   --
                                                                     --------------       -------------       --------------
 (l) Total Admission per Para. 10.e.                                    $(4,865,316)               $ --          $(4,865,316)
                                                                     --------------       -------------       --------------
Used in para. 10.d.:
 (m) Total adjusted capital                                                     XXX                 XXX          $36,342,561
 (n) Authorized control level                                                   XXX                 XXX           18,012,265

                                                                                            CHANGE DURING 2011
                                                                          ORDINARY                 CAPITAL              TOTAL
                                                                          PERCENT                  PERCENT             PERCENT
---------------------------------------------------------------------------------------------------------------------------------
Impact of tax planning strategies:
 (a) Adjusted gross DTAs (% of total adjusted gross DTAs)                         0%                   0%                  0%
 (b) Net admitted adjusted gross DTAs (% of total net admitted
  adjusted gross DTAs)                                                            6%                  (1)%                 5%

                                                                                      CHANGE DURING 2011
                                                                     ORDINARY             CAPITAL                TOTAL
---------------------------------------------------------------------------------------------------------------------------------
SSAP 10R, para. 10.a, 10.b, and 10.c.:
 (a) Admitted DTA                                                    $(5,162,632)        $(4,568,000)            $(9,730,632)
 (b) Admitted assets                                                         XXX                 XXX          (5,864,078,187)
 (c) Adjusted statutory surplus                                              XXX                 XXX            (116,496,982)
 (d) Total adjusted capital from DTAs                                        XXX                 XXX              (9,730,632)
Increases due to SSAP No. 10R, para. 10.e.:
 (e) Admitted deferred tax assets                                    $(4,865,316)               $ --             $(4,865,316)
 (f) Admitted assets                                                         XXX                 XXX              (4,865,316)
 (g) Statutory surplus                                                       XXX                 XXX              (4,865,316)

The Company has elected to admit DTA pursuant to para. 10.e. of SSAP No. 10R for both the years ending December 31, 2011 and 2010.

B.  DTLs are not recognized for the following amounts:

     Not applicable

C. 1.The components of current income tax expense are as follows:

                                                2011              2010                  2009
-------------------------------------------------------------------------------------------------------
Federal taxes before capital gains, NOL,
 and AMT                                        $87,215,151     $233,037,991          $611,745,947
Foreign taxes                                            --               --                    --
NOL limitation/utilization                               --      (91,111,901)         (219,123,083)
Alternative minimum tax                                  --        2,399,043                    --
Prior period adjustments                         27,853,194     (209,820,488)           54,085,058
                                          -----------------  ---------------       ---------------
      TOTAL CURRENT FEDERAL INCOME TAXES
                                INCURRED     $115,068,345 $     $(65,495,355)         $446,707,922
                                          -----------------  ---------------       ---------------

2.The main components of the period end deferred tax amounts and the change in those components are as follows:

                                                2011                   2010                 CHANGE
------------------------------------------------------------------------------------------------------------
DTA: ORDINARY
  Reserves                                    $817,813,096           $397,745,905          $420,067,191
  Tax deferred acquisition costs               266,456,659            274,393,125            (7,936,466)
  Employee benefits                              5,054,636              6,406,839            (1,352,203)
  Bonds and other investments                  281,153,876            241,902,420            39,251,456
  State taxes                                           --                     --                    --
  NOL/min tax credit/foreign tax credits       190,524,387            156,094,265            34,430,122
  Unrealized ordinary gains/(losses)                    --             33,547,041           (33,547,041)
  Other                                         12,300,331             13,852,424            (1,552,093)
                                          ----------------       ----------------       ---------------
                  SUBTOTAL: DTA ORDINARY     1,573,302,985          1,123,942,019           449,360,966
   Ordinary statutory valuation
    allowance                                           --                     --                    --
                                          ----------------       ----------------       ---------------
       TOTAL ADJUSTED GROSS ORDINARY DTA     1,573,302,985          1,123,942,019           449,360,966
                                          ----------------       ----------------       ---------------
   Nonadmitted ordinary DTA                    326,583,260            124,457,573           202,125,687
                                          ----------------       ----------------       ---------------
   Admitted ordinary DTA                     1,246,719,725            999,484,446           247,235,279
                                          ----------------       ----------------       ---------------
DTA: CAPITAL
  Bonds and other investments                   20,282,441            108,023,027           (87,740,586)
  Unrealized gains/losses                      156,746,247             48,525,647           108,220,600
                                          ----------------       ----------------       ---------------
                   SUBTOTAL: DTA CAPITAL       177,028,688            156,548,674            20,480,014
   Capital statutory valuation allowance                --                     --                    --
                                          ----------------       ----------------       ---------------
        TOTAL ADJUSTED GROSS CAPITAL DTA       177,028,688            156,548,674            20,480,014
   Nonadmitted capital DTA                     171,377,688            146,329,674            25,048,014
                                          ----------------       ----------------       ---------------
   Admitted capital DTA                          5,651,000             10,219,000            (4,568,000)
                                          ----------------       ----------------       ---------------
                      TOTAL ADMITTED DTA    $1,252,370,725         $1,009,703,446          $242,667,279
                                          ----------------       ----------------       ---------------
DTL: ORDINARY
  Bonds and other investments                $(174,246,402)         $(242,823,242)          $68,576,840
  Unrealized Ordinary Gains/Losses            (360,418,791)                    --          (360,418,791)
  Deferred and uncollected                     (24,610,814)           (23,194,408)           (1,416,406)
  Reserves                                    (154,167,836)          (176,329,997)           22,162,161
  Other                                         (9,109,656)           (22,942,625)           13,832,969
                                          ----------------       ----------------       ---------------
                TOTAL GROSS ORDINARY DTL      (722,553,499)          (465,290,272)         (257,263,227)
                                          ----------------       ----------------       ---------------
DTL: CAPITAL
  Investment related                                    --                     --                    --
  Other                                                 --                     --                    --
                                          ----------------       ----------------       ---------------
                 TOTAL GROSS CAPITAL DTL                --                     --                    --
                                          ----------------       ----------------       ---------------
                      TOTAL ADJUSTED DTA     1,750,331,673          1,280,490,693           469,840,980
                               TOTAL DTL      (722,553,499)          (465,290,272)         (257,263,227)
                                          ----------------       ----------------       ---------------
                  NET ADJUSTED DTA/(DTL)    $1,027,778,174           $815,200,421          $212,577,753
                                          ----------------       ----------------       ---------------
Adjust for the change in deferred tax on
 unrealized gains/(losses)                                                                  285,745,232
Adjust for the stock compensation
 transfer                                                                                     1,286,037
Other adjustments                                                                                    --
                                                                                        ---------------
Adjusted change in net deferred income
 tax                                                                                       $499,609,022
                                                                                        ---------------

D.  Reconciliation of federal income tax rate to actual effective tax rate:

     The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

                                                  2011
                                                        % OF PRE-TAX
                                                           INCOME
                                 TAX EFFECT            $(732,529,932)
--------------------------------------------------------------------------
Statutory tax -- 35%            $(256,385,476)                  35.00%
Tax preferred investments         (91,500,000)                  12.49%
Affiliated dividends              (25,714,500)                   3.51%
IMR Adjustments                            --                    0.00%
All other                            (683,314)                   0.09%
                               --------------          --------------
   TOTAL STATUTORY INCOME TAX   $(374,283,290)                  51.09%
                               --------------          --------------
Federal and foreign income
 taxes incurred                  $115,068,345                  (15.71)%
Federal income tax on net
 capital gains                     10,257,387                   (1.40)%
Change in net deferred assets
 to aggregate write-ins                    --                    0.00%
Change in net deferred income
 taxes                           (499,609,022)                  68.20%
                               --------------          --------------
   TOTAL STATUTORY INCOME TAX   $(374,283,290)                  51.09%
                               --------------          --------------

                                               2010                                     2009
                                                    % OF PRE-TAX                              % OF PRE-TAX
                                                       INCOME                                    INCOME
                                TAX EFFECT           $39,421,066       TAX EFFECT            $2,854,257,293
-----------------------------  --------------------------------------------------------------------------------
Statutory tax -- 35%            $13,797,373               35.00%       $998,990,053                 35.00%
Tax preferred investments       (92,800,000)            (235.41)%       (97,710,060)                (3.42)%
Affiliated dividends            (49,000,000)            (124.30)%                --                  0.00%
IMR Adjustments                  18,491,508               46.91%                 --                  0.00%
All other                        21,947,331               55.68%        (31,173,685)                 1.09%
                               ------------          ----------       -------------          ------------
   TOTAL STATUTORY INCOME TAX  $(87,563,788)            (222.12)%      $870,106,308                 30.48%
                               ------------          ----------       -------------          ------------
Federal and foreign income
 taxes incurred                $(65,495,355)            (166.14)%      $446,707,922                 15.66%
Federal income tax on net
 capital gains                   24,972,650               63.35%         (1,061,661)                (0.04)%
Change in net deferred assets
 to aggregate write-ins                  --                0.00%                 --                  0.00%
Change in net deferred income
 taxes                          (47,041,083)            (119.33)%       424,460,047                 14.87%
                               ------------          ----------       -------------          ------------
   TOTAL STATUTORY INCOME TAX  $(87,563,788)            (222.12)%      $870,106,308                 30.48%
                               ------------          ----------       -------------          ------------

E. 1. At December 31, 2011, the Company had $0 of net operating loss carryforward and $33,607,581 of foreign tax credit carryforward.

2. The amount of federal income taxes incurred in the current year and prior year that will be available for recoupment in the event of future net losses are:

2011                                                              $ --
2010                                                              $ --
2009                                                              $ --

3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2011.

F. 1. The Company's federal income tax return is consolidated within The Hartford's consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)   Federal Trust Corporation
Hartford Holdings, Inc.                                Hartford Integrated Technologies, Inc.
Nutmeg Insurance Company                               Business Management Group, Inc.
Heritage Holdings, Inc.                                Hartford Underwriters General Agency, Inc.
Hartford Fire Insurance Company                        Hartford of Texas General Agency, Inc.
Hartford Accident and Indemnity Company                Nutmeg Insurance Agency, Inc.
Hartford Casualty Insurance Company                    Hartford Lloyd's Corporation
Hartford Underwriters Insurance Company                1st AgChoice, Inc.
Twin City Fire Insurance Company                       ClaimPlace, Inc.
Pacific Insurance Company, Ltd.                        Access CoverageCorp, Inc.
Trumbull Insurance Company                             Access CoverageCorp Technologies, Inc.
Hartford Insurance Company of Illinois                 Hartford Casualty General Agency, Inc.
Hartford Insurance Company of the Midwest              Hartford Fire General Agency, Inc.
Hartford Insurance Company of the Southeast            Hartford Strategic Investments LLC
Hartford Lloyd's Insurance Company                     Hartford Life, Inc.
Property & Casualty Insurance Co. of Hartford          Hartford Life and Accident Insurance Company
Sentinel Insurance Company, Ltd.                       Hartford Life International Ltd.
First State Insurance Company                          Hartford Equity Sales Company, Inc.
New England Insurance Company                          Hartford-Comprehensive Employee Benefit Service Co.
New England Reinsurance Corporation                    Hartford Securities Distribution Company, Inc.
Fencourt Reinsurance Company, Ltd.                     The Evergreen Group, Incorporated
Heritage Reinsurance Co., Ltd.                         Hartford Administrative Services Company
New Ocean Insurance Co., Ltd.                          Woodbury Financial Services, Inc.
Hartford Investment Management Co.                     Hartford Life, Ltd.
HARCO Property Services, Inc.                          Hartford Life Alliance, LLC
Four Thirty Seven Land Company, Inc.                   Hartford Life Insurance Company
HRA, Inc.                                              Hartford Life and Annuity Insurance Company
HRA Brokerage Services. Inc.                           Hartford International Life Reassurance Corp.
Hartford Technology Services Company                   Hartford Hedge Fund Company, LLC
Ersatz Corporation                                     American Maturity Life Insurance Company
Federal Trust Bank                                     Champlain Life Reinsurance Company
Federal Trust Mortgage Company                         White River Life Reinsurance Company

  2.   Federal Income Tax Allocation

       The Company is included in the consolidated federal income tax return of The Hartford and its includable subsidiaries. Estimated tax payments are made quarterly, at which time intercompany tax settlements are made. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6. REINSURANCE

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $27,899,817 and $200,232,730 respectively, as of December 31, 2011 and $30,695,750 and $263,290,073 respectively, as of December 31, 2010.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

                                                        DIRECT            ASSUMED             CEDED                    NET
---------------------------------------------------------------------------------------------------------------------------------
2011
Aggregate reserves for future benefits               $10,948,992,648    $5,217,901,345    $(4,953,576,011)        $11,213,317,982
Policy and contract claim liabilities                     77,162,981         9,362,396        (38,432,611)             48,092,766
Premium and annuity considerations                     2,478,347,638       327,157,421     (1,404,362,300)          1,401,142,759
Death, annuity, disability and other benefits            541,731,135       421,610,418       (251,193,984)            712,147,569
Surrenders and other fund withdrawals                  8,945,267,166       260,269,537     (8,873,703,048)            331,833,655

\

                                                       DIRECT           ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2010
Aggregate reserves for future benefits              $9,741,574,542    $3,144,059,280     $(4,095,902,315)          $8,789,731,507
Policy and contract claim liabilities                   54,934,084        10,325,147         (23,615,797)              41,643,434
Premium and annuity considerations                   2,667,556,144       652,323,718      (2,209,840,036)           1,110,039,826
Death, annuity, disability and other benefits          487,561,170       390,966,382        (172,286,142)             706,241,410
Surrenders and other fund withdrawals                8,302,516,938       209,026,355      (8,228,197,412)             283,345,881

                                                  DIRECT           ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2009
Aggregate reserves for future benefits         $8,933,879,818    $2,900,085,402     $(3,700,210,296)          $8,133,754,924
Policy and contract claim liabilities              57,230,687         8,119,389         (31,367,442)              33,982,634
Premium and annuity considerations              3,748,791,357       332,506,411     (59,184,582,660)         (55,103,284,892)
Death, annuity, disability and other              414,536,725       348,187,105        (135,525,518)             627,198,312
 benefits
Surrenders and other fund withdrawals           7,148,343,641       295,272,000      (2,041,820,000)           5,401,795,641

A.  EXTERNAL REINSURANCE

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. The Company had no external reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company's surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $396,054,980 in 2011, an increase of $161,739,538 from the 2010 balance of $234,315,442. The total amount of reinsurance credits taken for this agreement was $609,315,354 in 2011, an increase of $248,830,058 from the 2010 balance of $360,485,296.

B.  REINSURANCE ASSUMED FROM AFFILIATES

The Company has reinsurance agreements with Hartford Life Insurance K.K. ("HLIKK"), a Japan based affiliate and a wholly owned subsidiary of The Hartford. Under these agreements, HLIKK ceded 100% of its covered risks to the Company. In the second quarter of 2009, HLIKK ceased issuing new business in Japan. As a result, no additional contracts were reinsured by the Company after the second quarter of 2009. The following list describes the reinsurance agreements with HLIKK:

- Effective August 31, 2005, the Company assumed in-force and prospective GMIB riders. Via amendment, effective July 31, 2006, the Company also assumed GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006. GMIB riders issued prior to April 1, 2005 were recaptured, while GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. Additionally, a tiered premium structure was implemented. In connection with this Reinsurance Agreement, the Company collected premiums of $179,915,572, $160,823,000 and $161,329,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

- Effective September 30, 2007, the Company assumed in-force and prospective "3Win" annuities which bundle guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB risks. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion, triggered during 2008 and of this amount, $2.0 billion have elected the GMIB payout annuity, while the remainder elected a lump-sum payout. The Company received the additional considerations, net of the first annuity payout, and is paying the associated benefits to HLIKK over the payout period. As a result, in 2009 the Company entered into a funding agreement with HLIC in the amount of $1,468,809,904 for the purpose of funding these payments. The funding agreement calls for scheduled annual payouts on October 31 with interest at 5.16% through 2019. In connection with this reinsurance agreement, the Company collected premiums of $859,383, $824,000 and $11,357,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

- Effective February 29, 2008, the Company assumed certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008. In connection with this agreement, the Company collected premiums of $3,559,447, $3,413,000 and $3,398,000 for the years ended December 31, 2011,
    2010 and 2009, respectively.

- Effective October 1, 2008, the Company assumed certain in-force and prospective GMDB riders issued on or after April 1, 2005. In connection with this agreement, the Company collected premiums of $3,044,045, $2,952,000 and $2,772,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

- Effective November 1, 2010, the Company entered into a modified coinsurance ("Modco") reinsurance agreement with an affiliate, Hartford Life Limited ("HLL"), a wholly-owned subsidiary of Hartford Life International, Ltd. where HLL agreed to cede and the Company agreed to assume 100% of the risks associated with GMDB and GMWB riders written by and in-force with HLL. In connection with this agreement as of December 31, 2011 and 2010, the Company recorded a net receivable of $35,984,078 and $21,952,000, respectively, and collected premiums of $10,370,089 and $344,271,000 for the years ended December 31, 2011 and 2010, respectively.

C. REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, the Company entered into a Modco and coinsurance with funds withheld reinsurance agreement ("WRR Agreement") with White River Life Reinsurance Company ("WRR"), an affiliated captive insurance company unauthorized in the State of Connecticut. The WRR Agreement provides that the Company will cede, and WRR will assume 100% of the inforce and prospective variable annuities and riders written or reinsured by the Company as summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders;

- Variable annuity contract and rider benefits written by HLIKK, which are reinsured to the Company;

- Annuity contracts and associated riders assumed by the Company under unaffiliated assumption reinsurance agreements; and,

- Annuitizations of and certain other settlement options offered under direct annuity contracts.

Under Modco, the assets and liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through Modco and funds withheld adjustments.

Effective November 1, 2010, the Company amended the WRR Agreement to cede, on a Modco basis, GMDB and GMWB written by and in force with HLL and assumed by the Company effective November 1, 2010.

In connection with the WRR Agreement for the years ended December 31, 2011, 2010, and 2009, the Company recorded a net receivable/(payable) of $221,498,890, $247,758,000, and ($209,572,000), respectively, with net payables reported within Other liabilities on the Statements of Admitted Assets, Liabilities and Capital and Surplus, Funds held under reinsurance treaties with unauthorized reinsurers of $189,281,081, $237,537,000, and $0, respectively, and paid premiums of $885,985,397, $1,558,884,000, and $58,332,509,000, respectively.

Effective November 1, 2007, the Company entered into a Modco and coinsurance with funds withheld reinsurance agreement with Champlain Life Reinsurance Company ("Champlain Life"), an affiliated captive insurance company unauthorized in the State of Connecticut. Champlain Life uses a third party letter of credit to back a certain portion of its statutory reserves, and this letter of credit has been assigned to the Company in order to provide collateral for the Company to take reinsurance credit under this agreement. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement on the effective date was $194,430,212. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net $0 future impact to surplus. The Company reported paid premiums of $209,973,214, $348,509,000 and $567,248,000 for the years ended December 31,
2011, 2010 and 2009, respectively.

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following table presents premiums and annuity considerations (deferred and uncollected) as of December 31:

                                                            2011                                         2010
                                             GROSS               NET OF LOADING           GROSS               NET OF LOADING
---------------------------------------------------------------------------------------------------------------------------------
TYPE
Ordinary new business                       $3,057,394               $3,574,806          $2,589,472               $2,934,930
Ordinary renewal                            16,480,250               13,986,006          14,839,975               22,578,933
Group life                                      54,208                   35,800              59,652                   41,073
                                         -------------            -------------       -------------            -------------
                                  TOTAL    $19,591,852              $17,596,612         $17,489,099              $25,554,936
                                         -------------            -------------       -------------            -------------

8. RELATED PARTY TRANSACTIONS

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were charged by

Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by the affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2011 and 2010, the Company reported $19,756,182 and $26,596,241, respectively, as a receivable from and $23,109,160 and $45,865,666, respectively, as a payable to parent, subsidiaries, and affiliates. The terms of the written settlement agreements require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 9 and 12.

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to HLAI:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to closely align entities with company issuing the business as well as to more efficiently deploy capital across the organization. The contribution increased the Company's statutory surplus on the contribution date by $1,406,075,123.

9. RETIREMENT PLANS, OTHER POSTRETIREMENT BENEFIT PLANS AND POSTEMPLOYMENT BENEFITS

The Hartford maintains a qualified defined benefit pension plan that covers substantially all employees of the Company. The Hartford also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the "Pension Plans."

For the years ended December 31, 2011, 2010 and 2009, the Company incurred expense related to the Pension Plans of $18,704,662, $15,265,680 and $19,400,102, respectively, related to the allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees of the Company. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates with the Company on or after January 1, 2002. For the years ended December 31, 2011, 2010 and 2009, the Company incurred expense related to the other postretirement benefit plans of $1,383,478, $1,567,512 and $2,140,490, respectively.

Substantially all employees of the Company are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In addition, The Hartford allocates a percentage of base salary to the Hartford Investment and Savings Plan for eligible employees. In 2011, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost allocated to the Company for the years ended December 31, 2011, 2010 and 2009 was $4,883,327, $5,756,026 and $5,995,850, respectively.

The Company participates in postemployment plans sponsored by, and included in the financial statements of, Hartford Fire Insurance Company. These plans provide for medical and salary continuance benefits for employees on long-term disability. For the years ended December 31, 2011, 2010, and 2009, the Company was allocated expense under these plans of $664,382, $712,102, and $500,593, respectively. In addition, expense (income) for the Company under this plan was $32,433, ($395,700) and ($391,523) for the years ended December 31, 2011, 2010 and 2009, respectively, resulting from valuation adjustments.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the "Commissioner"), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. In 2011, 2010, and 2009, ordinary dividends of $0, $72,000,000 and $0, respectively, were paid. With respect to dividends to its parent HLIC, the Company's dividend limitation under the holding company laws of Connecticut is $393,143,907 in 2012.

11. SEPARATE ACCOUNTS

The Company maintained Separate Account assets totaling $48,255,070,982 and $58,419,988,303 as of December 31, 2011 and 2010, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines into a Separate Account.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Account. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2011 and 2010, the Company's Separate Account statement included legally insulated assets of $48,255,070,982 and $58,419,988,303, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $1,095,419,763, $1,172,978,000 and $1,165,306,000 for the years ended December 31, 2011, 2010 and 2009, respectively, and are recorded as a component of fee income on the Company's Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2011 is as follows:

                                                            NONINDEXED
                                                            GUARANTEED        NONINDEXED
                                                            LESS THAN         GUARANTEED       NONGUARANTEED
                                                             OR EQUAL         MORE THAN          SEPARATE
                                            INDEXED           TO 4%               4%             ACCOUNTS             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Premium considerations or deposits for
 the year ended 2011:
                                              $ --             $ --              $ --             $866,204,030       $866,204,030
                                              ----             ----              ----        -----------------  -----------------
Reserves @ year-end:
 For accounts with assets at:
  Fair value                                    --               --                --           47,393,828,472     47,393,828,472
  Amortized cost                                --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                         TOTAL RESERVES         --               --                --           47,393,828,472     47,393,828,472
                                              ----             ----              ----        -----------------  -----------------
 By withdrawal characteristics:
  Subject to discretionary withdrawal           --               --                --                       --                 --
  With fair value adjustment                    --               --                --                       --                 --
  At BV without FV adjustment and with
   surrender charge of 5% or more               --               --                --                       --                 --
  At fair value                                 --               --                --           47,285,004,026     47,285,004,026
  At BV without FV adjustment and with
   surrender charge of less than 5%             --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                               SUBTOTAL         --               --                --           47,285,004,026     47,285,004,026
  Not subject to discretionary
   withdrawal                                   --               --                --              108,824,446        108,824,446
                                              ----             ----              ----        -----------------  -----------------
                                  TOTAL       $ --             $ --              $ --          $47,393,828,472    $47,393,828,472
                                              ----             ----              ----        -----------------  -----------------

Below is the reconciliation of Net transfers from Separate Accounts as of December 31,

                                                                    2011                   2010                   2009
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                     $866,204,030         $1,066,846,000         $1,658,014,000
Transfer from Separate Accounts                                 (8,302,354,037)        (7,208,445,000)        (5,464,863,000)
                                                              ----------------       ----------------       ----------------
Net transfer from Separate Accounts                             (7,436,150,007)        (6,141,599,000)        (3,806,849,000)
Internal exchanges and other Separate Account activity             (10,460,311)            (2,822,000)              (672,000)
                                                              ----------------       ----------------       ----------------
Transfer from Separate Accounts on the Statements of
 Operations                                                    $(7,446,610,318)       $(6,144,421,000)       $(3,807,521,000)
                                                              ----------------       ----------------       ----------------

12.  COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

MUTUAL FUND FEES LITIGATION -- In October 2010, a derivative action was brought on behalf of six Hartford retail mutual funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC ("HIFSCO"), an indirect subsidiary of the Company, received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. In February 2011, a nearly identical derivative action was brought against HIFSCO in the United States District Court for the District of New Jersey, on behalf of six additional Hartford retail mutual funds. Both actions were assigned to the Honorable Renee Marie Bumb, a judge in the District of New Jersey who was sitting by designation with respect to the Delaware action. Plaintiffs in each action seek to rescind the investment management agreements and distribution plans between HIFSCO and the Hartford mutual funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received. In addition, plaintiffs in the New Jersey action seek recovery of lost earnings. HIFSCO moved to dismiss both actions and, in September 2011, the motions to dismiss were granted in part and denied in part, with leave to amend the complaints. In November 2011, a stipulation of voluntary dismissal was filed in the Delaware action and plaintiffs in the New Jersey action filed an amended complaint on behalf of six Hartford mutual funds, seeking the same relief as in their original complaint. HIFSCO disputes the allegations and has filed a partial motion to dismiss.

(B) GUARANTY FUNDS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $777,869, $166,851 and $(18,677) in 2011, 2010 and 2009 respectively, of which
$694,413, $34,365 and $497,971 in 2011, 2010 and 2009 respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,433,408 and $2,738,995 as of December 31, 2011 and 2010,
respectively.

(C) LEASES

As discussed in Note 8, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by The Hartford's life insurance companies was $8,039,174, $6,941,575 and $9,704,610 in 2011, 2010 and 2009, respectively.
Future minimum rental commitments are as follows:

2012                               $6,479,417
2013                                5,052,469
2014                                3,455,785
2015                                2,547,414
2016                                1,883,930
Thereafter                          2,957,552
                                -------------
Total                             $22,376,567
                                -------------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense was recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expired on December 31, 2009, and amounted to $0, $0 and $5,282,511 in 2011, 2010 and 2009, respectively. In the first quarter of 2010, the Company's indirect parent, Hartford Life and Accident Insurance Company, purchased its headquarters property for $46 million.

(D) TAX MATTERS

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS") as part of The Hartford's consolidated tax return. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2012, with no material impact on the consolidated financial condition or results of operations. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above in Note 5.

The Separate Account dividend received deduction ("DRD") is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $119,417,997, $88,631,465 and $113,430,502 related to the Separate Account DRD for the years ended December 31, 2011, 2010 and 2009, respectively. These amounts included benefits (charges) related to prior years' tax returns of $938,384, $(4,168,534) and $15,720,441 in 2011, 2010
and 2009, respectively. In addition, the 2011 DRD benefit includes $26,979,613 tax benefit recorded as a result of a resolution of a tax matter with the IRS for the computation of the DRD for the years 1998, 2000 and 2001.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on Separate Account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. No regulations have been issued to date. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit for foreign taxes paid including payments from its Separate Account assets. This credit reduces the Company's U.S. tax liability. The Separate Account foreign tax credit is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of Separate Account investments to the international equity markets during the current year. The actual current year foreign tax credit can vary from the estimates due to actual foreign tax credits passed through from the mutual funds. The Company recorded benefits of $6,751,856, $2,396,560 and $11,125,000 related to Separate Account foreign tax credit in the years ended December 31, 2011, 2010 and 2009, respectively. These amounts included benefits (charges) related to prior years' tax returns of $424,481, $(3,504,251) and $1,541,000 in 2011, 2010 and 2009, respectively.

(E) FUNDING OBLIGATION

At December 31, 2011, the Company had outstanding commitments totaling $124,071,000 of which $4,821,000 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 4 years) to fund working capital needs or to purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $119,250,000 of outstanding commitments is related to various private placement and mortgage loan commitments with commitment periods that expire in less than one year.

13.  CORRECTION OF ERRORS

In 2010, the Company reviewed its approach with regard to the calculation of the deferred premium asset ("DPA"), utilizing guidance provided by New York Circular No. 11 (2010). As a result of this review, the Company determined that it had overstated the DPA as a result of using statutory net valuation premium for policies with a deficiency reserve where gross premium should have been used as a basis for establishing the DPA as guided by SSAP No. 51 (Life Contracts). This method was the outcome of a 1997 State of Connecticut audit. The Company also had not reflected ceded DPA amounts nor established an asset for prepaid reinsurance amounts as guided in SSAP No. 61 (Life, Deposit-Type and Accident and Health Reinsurance).

The Company recorded an adjustment to "Capital and Surplus" of $(7,208,000) in 2010 representing the cumulative effect of this change in calculation and accounting for the DPA. The adjustment to "Capital and Surplus" was recorded in "Unassigned Funds" as follows: $14,571,000 in "Change in nonadmitted assets" and $(21,779,000) in "Correction of prior year error." The change in calculation and accounting had an immaterial effect on the Company's net income for the year ended December 31, 2009, and in 2010 and 2011 decreased net income by approximately $1,973,000 and $0, respectively. The effect was immaterial to the Company's Assets, Liabilities and Capital and Surplus for the periods ending December 31, 2010 and 2011.

14.  SALES OF AFFILIATES

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135,000,000. The transaction closed in 2010, and the Company received cash proceeds of $130,000,000, net of capital gains tax withheld of $5,000,000. As a result of the Share Purchase Agreement, the Company recorded an asset impairment charge of $44,000,000 after-tax in 2009, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses.

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company received cash proceeds of $19,704,000 for the sale of HICC and $20,043,000 for the sale of HAIL.

15.  RECONCILIATION OF AMOUNTS TO THE ANNUAL STATEMENTS, AS FILED

The following table presents the reclassification of the SSAP 10R adoption impact from unassigned funds to aggregate write-ins for other than special surplus funds reported on page 3, Liabilities, Surplus and Other Funds, of the 2010 and 2009 Annual Statements, as filed:

                                     AGGREGATE
                                   WRITE-INS FOR
                                     OTHER THAN
                                  SPECIAL SURPLUS           UNASSIGNED            TOTAL CAPITAL
(AMOUNTS IN THOUSANDS)                 FUNDS                  FUNDS                AND SURPLUS
----------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
Per Page 3 of Annual Statement         $189,963              $1,003,929              $4,085,601
 Reclassification for SSAP 10R
  Adoption                              266,358                (266,358)                     --
                                     ----------            ------------            ------------
Per the accompanying financial
 statements                            $456,321                $737,571              $4,085,601
                                     ----------            ------------            ------------

The following table presents the reclassification of capital received by the Company to establish WRR on page 5, Cash Flow, of the 2010 and 2009 Annual Statements, as filed:

                                                                                CAPITAL AND            NET CASH
                                       COST OF                                    PAID IN                FROM
                                     INVESTMENTS            NET CASH           SURPLUS, LESS        FINANCING AND
                                     ACQUIRED --              FROM               TREASURY           MISCELLANEOUS
(AMOUNTS IN THOUSANDS)                  STOCK              INVESTMENTS             STOCK               SOURCES
---------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
Per Page 5 of Annual Statement        $(1,124,386)             $43,065            $(213,938)             $590,366
 Receipt of WRR                          (700,000)            (700,000)             700,000               700,000
                                    -------------          -----------          -----------          ------------
Per the accompanying financial
 statements                           $(1,824,386)           $(656,935)             486,062            $1,290,366
                                    -------------          -----------          -----------          ------------

16.  SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2011, through the financial statement reissuance date of December 28, 2012. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

On March 21, 2012, The Hartford announced the completion of an evaluation of its businesses and strategy evaluation. As a result of this review, The Hartford announced that it will focus on its Property and Casualty, Group Benefits and Mutual Funds businesses, place its existing Individual Annuity business into runoff and pursue sales or other strategic alternatives for the Individual Life and Retirement Plans businesses and Woodbury Financial Services, Inc. ("Woodbury Financial Services"), an indirect wholly-owned subsidiary of The Hartford.

On April 26, 2012, The Hartford announced that it had entered into an agreement to sell its U.S. individual annuity new business capabilities to a third party. A purchase and sale agreement was entered into with Forethought Financial Group in mid-June 2012, and the anticipated transaction closing date is in late 2012. Effective May 1, 2012, all new U.S. annuity policies sold by The Hartford are reinsured to Forethought Life Insurance Company. The Hartford will cease the sale of such annuity policies, and the reinsurance agreement will terminate as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012.

On July 31, 2012, The Hartford entered into a definitive agreement to sell Woodbury Financial Services to AIG Advisor Group, Inc., a subsidiary of American International Group, Inc. The transaction closed on November 30, 2012 resulting in a statutory pre-tax gain of approximately $36,600,000.

On September 27, 2012, The Hartford announced it had entered into a definitive agreement to sell its Individual Life insurance business to Prudential Financial, Inc. ("Prudential") for cash consideration of approximately $615,000,000 consisting primarily of a ceding commission. The sale, which is structured as a reinsurance transaction, is expected to close in the first quarter of 2013, subject to customary closing conditions. As part of the agreement, the Company will continue to sell life insurance products and riders during a transition period, and Prudential will assume all expenses and risk for these sales through a reinsurance agreement.

On December 10, 2012, the Company's indirect parent, Hartford Life and Accident Insurance Company, received regulatory approval to reorganize its Mutual Funds business. This reorganization, which is expected to occur in late 2012, will result in the Company distributing its indirect ownership in Hartford Investment Financial Services Company to HLI via a return of capital resulting in a reduction of statutory surplus of approximately $116,000,000.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b) (1) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)
     (2)  Not applicable.
     (3)  (a) Amended and Restated Principal Underwriter Agreement. (2)
     (3)  (b) Form of Dealer Agreement. (3)
     (4)  (a)  Form of Individual Flexible Premium Variable Annuity Contract.
               (4)
     (4)  (b)  MAV / MAV Plus (5)
     (4)  (c)  Principal First (5)
     (4)  (d)  Principal First Preferred (5)
     (4)  (e)  Lifetime Income Foundation Rider (Single) (5)
     (4)  (f)  Lifetime Income Foundation Rider (Joint Life / Single) (5)
     (4)  (g)  Lifetime Income Builder II Rider (Single) (5)
     (4)  (h)  Lifetime Income Builder II Rider (Joint Life / Spousal) (5)
     (4)  (i)  Unified Benefit Rider (5)
     (4)  (j)  The Hartford's Lifetime Income Builder Selects Rider (Single) (5)
     (4) (k) The Hartford's Lifetime Income Builder Selects Rider (Joint Life / Spousal) (5)
     (4)  (l)  The Hartford's Lifetime Income Builder Portfolios Rider (Single)
               (5)
     (4) (m) The Hartford's Lifetime Income Builder Portfolios Rider (Joint Life / Spousal) (5)
     (4) (n) Amendatory Rider -- Voluntary Program to Surrender Contract and In Force Riders And Receive Enhanced Surrender Value
     (5)  Form of Application. (6)
     (6)  (a) Certificates of Incorporation of Hartford. (7)
     (6)  (b) Bylaws of Hartford. (7)
     (7)  Reinsurance Agreements and Amendments
          (a)  Transamerica Financial Life Insurance Company (5)
          (b)  ACE Tempest Life Reinsurance Ltd. (October 1, 2002) (5)
          (c)  ACE Tempest Life Reinsurance Ltd. (June 2, 2003) (5)
          (d)  ACE Tempest Life Reinsurance Ltd. (April 1, 2004) (5)
          (e)  Swiss Re Life & Health America, Inc. (HL) (5)
          (f)  Swiss Re Life & Health America, Inc. (HLA) (5)
     (8)  Fund Participation Agreements and Amendments
          (a)  AIM Variable Insurance Funds (5)
          (b)  American Funds Insurance Series (5)
          (c)  Franklin Templeton Variable Insurance Products Trust (5)
          (d)  Hartford Series Fund, Inc. (5)
          (e)  MFS Variable Insurance Trust (5)
          (f) Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993. (8)
          (g) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997. (8)
     (9)  Opinion and Consent of Lisa Proch, Assistant General Counsel.
     (10) (a)  Consent of Deloitte & Touche LLP.
     (10) (b)  Independent Auditors' Consent.
     (11) No financial Statements are omitted.
     (12) Not applicable.
     (99) Copy of Power of Attorney.

------------

(1) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-76419, filed on June 21, 1999.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(3) Incorporated by reference to Pre-Effective Amendment No. 3, to the Registration Statement File No. 033-73568, filed on May 1, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101939, filed on April 7, 2003.

(5) Incorporated by reference to Post Effective Amendment No. 19, to the Registration Statement File No. 333 101943, filed on April 23, 2012.

(6) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101938, filed on April 7, 2003.

(7) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-136545, filed on May 1, 2009.

(8) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement on Form N-4, File No. 333-148565, filed on May 3, 2010.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Ricardo Anzaldua (1)                Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Thomas S. Barnes                    Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
Jennifer Centrone                   Vice President
Michael R. Chesman (1)              Senior Vice President
Jared A. Collins (2)                Vice President
Michael Concannon (1)               Executive Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Raymond E. DiDonna (1)              Vice President
George Eknaian                      Senior Vice President
Mark A. Esposito (1)                Senior Vice President
Michael Fish                        Actuary, Vice President
John W. Gallant                     Vice President
Christopher M. Grinnell             Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon (3)           Senior Vice President
Stephen B. Harris (1)               Vice President
Michael R. Hazel                    Vice President, Controller
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib (4)                Actuary, Vice President
Charles E. Hunt (1)                 Vice President
Donald C. Hunt (1)                  Assistant Secretary, Vice President
Jeannie M. Iannello (5)             Vice President
Donna R. Jarvis                     Actuary, Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Michael Knipper (1)                 Senior Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
Brian P. Laubacker (6)              Vice President/Regional Sales
William P. Meaney (3)               Senior Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian Murphy                        Executive Vice President
Mark J. Niland (3)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Brian Pedersen                      Vice President
Colleen B. Pernerewski              Vice President, Chief Compliance Officer of Individual Annuity
Glen-Roberts Pitruzzello (1)        Vice President
Robert E. Primmer                   Senior Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson (1)               Senior Vice President
Beverly L. Rohlik (5)               Assistant Vice President, Chief Compliance Officer of Separate Accounts
Michael J. Roscoe                   Actuary, Senior Vice President
Peter F. Sannizzaro                 Senior Vice President Chief Accounting Officer, Chief Financial Officer
Wade A. Seward                      Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Terence Shields (1)                 Assistant Vice President, Corporate Secretary
Mark M. Socha (1)                   Vice President
Martin A. Swanson                   Vice President
Connie Tang (1)                     Actuary, Vice President
Diane E. Tatelman                   Vice President
Anthony Vidovich (1)                Vice President
James M. Yanosy (1)                 Senior Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(3)  Address: 55 Farmington Avenue, Hartford, CT 06105

(4)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(5)  Address: 6820 Wedgwood Road North, Maple Grove, MN 55311-3574

(6)  Address: 12412 Powerscourt Drive, Saint Louis, MO 63131

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-176150, filed on April 23, 2012.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of October 30, 2012 there were 14,983 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended effective July 31, 2007) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a "Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Robert Arena                    Executive Vice President/Business Line Principal and Director
Diana Benken                    Chief Financial Officer and Controller/FINOP
Michelle L. Buswell (1)         Vice President
Stuart M. Carlisle              Vice President
Jared A. Collins (2)            Vice President
Christopher S. Conner (3)       AML Compliance Officer and Chief Compliance Officer
James Davey                     Director
Kathleen E. Jorens (4)          Vice President, Assistant Treasurer
Vernon Meyer                    Senior Vice President
Robert W. Paiano (4)            Senior Vice President, Treasurer
Sharon A. Ritchey               President, Chief Executive Officer, Chairman of the Board and Director
Cathleen Shine                  Secretary
Martin A. Swanson               Vice President/Marketing
Diane E. Tatelman               Vice President
Eamon J. Twomey                 Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

------------

(1)  Address: One Griffin Road North, Windsor, CT 06095-1512

(2)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(3)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(4)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 28th day of December, 2012

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
(Registrant)

By:    /s/ Beth A. Bombara*                 *By    /s/ Lisa Proch
       -----------------------------------         -----------------------------------
       Beth A. Bombara,                            Lisa Proch
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    /s/ Beth A. Bombara*
       -----------------------------------
       Beth A. Bombara,
       Chief Executive Officer, and
       Chairman of the Board, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Beth A. Bombara, President, Chief Executive Officer,
 Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*
Robert W. Paiano, Senior Vice President, Treasurer,
 Director*                                                         *By:   /s/ Lisa Proch
                                                                          ------------------------------
Peter F. Sannizarro, Senior Vice President, Chief                         Lisa Proch
 Accounting Officer, Chief Financial Officer                              Attorney-in-Fact
                                                                   Date:  December 28, 2012

333-101943

                                 EXHIBIT INDEX

 (4) (n) Amendatory Rider -- Voluntary Program to Surrender Contract and In Force Riders And Receive Enhanced Surrender Value
 (9)      Opinion and Consent of Lisa Proch, Assistant General Counsel.
(10)  (a) Consent of Deloitte & Touche, LLP.
(10)  (b) Independent Auditors' Consent.
(99)  Copy of Power of Attorney.